As Filed with the Securities and Exchange Commission on April 27, 2017

Registration File Nos. 333-145064

811-08963

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 12	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
AMENDMENT NO. 43	☑
(Check appropriate box or boxes.)

TIAA-CREF LIFE SEPARATE

ACCOUNT VA-1

(Exact name of registrant)

TIAA-CREF LIFE INSURANCE

COMPANY

(Name of depositor)

730 Third Avenue

New York, NY 10017-3206

(Address of depositor’s principal executive offices)

Depositor’s Telephone Number, including Area Code: (877) 825-0411

John Piller, Esq.	Ken Reitz, Esq.
TIAA-CREF Life Insurance Company	TIAA-CREF Life Insurance Company
8500 Andrew Carnegie Boulevard SSC-C2-04	8500 Andrew Carnegie Boulevard, SSC-C2-08
Charlotte, NC 28262	Charlotte, NC 28262
(704-988-5681)	(704) 988-4455

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2017, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485

☐	on May 1, 2017, pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Premium Deferred Variable Annuity Contract

PROSPECTUS

MAY 1, 2017

INTELLIGENT VARIABLE ANNUITY

Individual Flexible Premium Deferred Variable Annuity Contract Funded Through

TIAA-CREF Life Separate Account VA-1 of TIAA-CREF Life Insurance Company

This prospectus describes information you should know before investing in the Intelligent Variable Annuity, an individual flexible premium deferred variable annuity contract offered by TIAA-CREF Life Insurance Company (“TIAA Life”) and funded through the TIAA-CREF Life Separate Account VA-1 (the “Separate Account”). Before you invest, please read this prospectus carefully, along with the fund prospectuses, and keep it for future reference.

The Contract is designed for individual investors who desire to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes and to receive future payment of those funds as lifetime income or through other payment options. The Contract is not available for purchase as part of any tax-qualified retirement plan.

Whether the Contract or certain investment options are available to you is subject to approval by regulatory authorities in your state. You may allocate your Premiums and Accumulation Value to the Investment Accounts of the Separate Account, each of which in turn, invests in one of the following mutual funds (“Portfolios”).

TIAA-CREF Life Balanced Fund

TIAA-CREF Life Bond Fund

TIAA-CREF Life Growth Equity Fund

TIAA-CREF Life Growth & Income Fund

TIAA-CREF Life International Equity Fund

TIAA-CREF Life Large-Cap Value Fund

TIAA-CREF Life Money Market Fund

TIAA-CREF Life Real Estate Securities Fund

TIAA-CREF Life Small-Cap Equity Fund

TIAA-CREF Life Social Choice Equity Fund

TIAA-CREF Life Stock Index Fund

Calamos Growth and Income Portfolio[1]

ClearBridge Variable Aggressive Growth Portfolio—Class I

ClearBridge Variable Small Cap Growth Portfolio—Class I

Credit Suisse Trust—Commodity Return Strategy Portfolio

DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation Portfolio

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA Short-Term Fixed Portfolio

DFA VA US Large Value Portfolio

DFA VA US Targeted Value Portfolio

Delaware VIP Diversified Income Series—Standard Class

Delaware VIP International Value Equity Series—Standard Class

Delaware VIP Small Cap Value Series—Standard Class

Franklin Income VIP Fund—Class 1

Franklin Mutual Shares VIP Fund—Class 1

Franklin Small-Mid Cap Growth VIP Fund—Class 1

Janus Aspen Forty Portfolio—Institutional Shares

Janus Aspen Overseas Portfolio—Institutional Shares[2]

Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares[3]

John Hancock Emerging Markets Value Trust

Matson Money Fixed Income VI Portfolio

Matson Money International Equity VI Portfolio

Matson Money U.S. Equity VI Portfolio

MFS Global Equity Series—Initial Class

MFS Growth Series—Initial Class[3]

MFS Massachusetts Investors Growth Stock Portfolio[4]

MFS Utilities Series—Initial Class

Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class

Neuberger Berman Advisers Management Trust Mid Cap

Intrinsic Value Portfolio—I Class

PIMCO VIT All Asset Portfolio—Institutional Class

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class

PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class

PIMCO VIT Real Return Portfolio—Institutional Class

PVC Equity Income Account—Class 1

PVC MidCap Account—Class 1[4]

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II

Prudential Series Fund—Natural Resources Portfolio—Class II

Prudential Series Fund—Value Portfolio—Class II

Royce Capital Fund Micro-Cap Portfolio—Investment Class

Royce Capital Fund Small-Cap Portfolio—Investment Class

T. Rowe Price® Health Sciences Portfolio I

T. Rowe Price® Limited-Term Bond Portfolio

Templeton Developing Markets VIP Fund—Class 1

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Equity Index Portfolio

Vanguard VIF High Yield Bond Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF REIT Index Portfolio

Vanguard VIF Small Company Growth Portfolio

Vanguard VIF Total Bond Market Index Portfolio

VY Clarion Global Real Estate Portfolio—Class I

Wanger International

Wanger Select

Wanger USA

Western Asset Variable Global High Yield Bond Portfolio—Class I

[1]   Closed to new investors 7/30/12

[2]   Closed to new investors 2/18/13

[3]   Closed to new investors 2/18/13

[4]   Closed to new investors 8/15/13

As with all variable annuities, your Accumulation Value can increase or decrease, depending on how well the Investment Account’s Portfolio investment performs over time. TIAA Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

Separate prospectuses for the Portfolios provide more information about the Portfolios listed above. Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Contract. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

More information about the Separate Account and the Contract is on file with the Securities and Exchange Commission (“SEC”) in a “Statement of Additional Information” (“SAI”) dated the same date as this prospectus. You can receive a free SAI by calling 877 694-0305. The SAI is “incorporated by reference” into the prospectus; that means it’s legally part of the prospectus. The SAI’s table of contents is on the last page of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Separate Account.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus describes the variable annuity issued by TIAA Life. It doesn’t constitute an offering in any jurisdiction where such an offering can’t lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation about this offering other than what is contained in this prospectus. If anyone does so, you shouldn’t rely on it.

Intelligent Variable Annuity Prospectus	1

DEFINITIONS

Throughout the prospectus, “TIAA Life,” “we,” and “our” refer to TIAA-CREF Life Insurance Company. “You” and “your” mean any Contract owner or any prospective Contract owner.

The terms and phrases below are defined so you’ll know precisely how we’re using them. To understand some definitions, you may have to refer to other defined terms.

1940 Act.  The Investment Company Act of 1940, as amended.

Administrative Office.  The office you must contact to exercise any of your rights under the Contract. You should send all payments and requests to: TIAA-CREF Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; Telephone: 877 694-0305.

Accumulation Period.  The period that begins with your first Premium and continues as long as you still have an amount accumulated in the Separate Account.

Accumulation Unit.  A share of participation in the Separate Account.

Accumulation Value.  The total value of your Accumulation Units.

Annuitant.  The natural person whose life is used in determining the annuity payments to be received. The Annuitant may be the Contract owner or another person.

Beneficiary.  Any person or institution named to receive benefits if you die during the Accumulation Period or if you die while any annuity income or death benefit payments remain due. You don’t have to name the same Beneficiary for both of these two situations.

Business Day.  Any day the New York Stock Exchange (NYSE) is open for trading. A Business Day ends at 4 p.m. Eastern Time, or when trading closes on the NYSE, if earlier.

Contract.  The individual, flexible premium, deferred variable annuity contract described in this prospectus.

Contract owner or Owner.  The person (or persons) who controls all the rights and benefits under a Contract.

General Account.  All of our assets other than those allocated to the Separate Account or to any other TIAA-CREF Life Separate Account.

Income Option.  Any of the ways you can receive annuity income. It is also referred to as an “annuity option.”

Internal Revenue Code (IRC).  The Internal Revenue Code of 1986, as amended.

Investment Account.  A sub-account of the Separate Account that invests its assets in shares of a corresponding Portfolio.

Non-Qualified Contracts.  Annuity Contracts that are not issued in connection with a retirement plan intended to qualify for special federal income tax treatment under the IRC.

Portfolio.  An investment company that is registered with the Securities and Exchange Commission in which an Investment Account is invested. The Contract allows you to indirectly invest in a series of investment companies that are listed on the front page of this prospectus.

Premium.  Any amount you invest in the Contract.

Primary Owner.  The person designated as such in the Contract application.

Qualified Contract.  Annuity Contracts that are intended to qualify for special Federal income tax treatment under the IRC Section 408 or 408A. Currently, we are not offering Qualified Contracts.

Second Annuitant.  The natural person whose life, together with the Annuitant’s life, is used in determining the amount of annuity payments and how long those payments will be received under the Two-Life Annuities Income Option.

Separate Account.  TIAA-CREF Life Separate Account VA-1, which was established by TIAA Life under New York state law to fund your variable annuity. The Separate Account holds its assets apart from TIAA Life’s other assets.

TIAA.  Teachers Insurance and Annuity Association of America.

TIAA Life.  TIAA Life Insurance Company. TIAA Life is an indirect wholly owned subsidiary of TIAA.

Valuation Day.  Any Business Day. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of the Separate Account are principally traded.

2	Prospectus Intelligent Variable Annuity

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THE INTELLIGENT VARIABLE ANNUITY?

The Intelligent Variable Annuity is a variable annuity product that allows individual investors to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes and to receive future payment based on the amounts accumulated as lifetime income or through other payment options. You generally are not taxed on any earnings or appreciation on the assets in the Contract until money is taken out of the Contract.

Under the Intelligent Variable Annuity Contract, you may allocate your Premiums and Accumulation Value among the Investment Accounts of TIAA-CREF Life Separate Account VA-1.

As with all variable annuities, your Accumulation Value can increase or decrease, depending on how well the Portfolio underlying the Investment Account performs over time. TIAA- Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

The Contract is available to you provided it has been approved by the insurance department of your state of residence. Currently, the contract is approved in all states including the District of Columbia.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract, considering currently available Portfolios.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACTOWNER(S) TRANSACTION EXPENSES
Sales load imposed on purchases (as a percentage of Premiums)	None
Deferred sales load (as a percentage of Premiums or amount surrendered, as applicable)	None
Premium taxes[1] (as a percentage of Premiums, if applicable)	1.0–3.5%
Surrender fees (as a percentage of amount surrendered)	None
Transfer charges	None

[1]	Only applicable in certain states.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

CONTRACTOWNER(S) PERIODIC CONTRACT EXPENSES
Annual Maintenance Fee[2]	$25
Separate Account Annual Expenses (deducted daily from average Accumulation Value to equal the annual % shown)	Maximum		Current
	Years 1–10	Years 11+	Years 1–10	Years 11+
Mortality and expense risk charge
Accumulation Value < $100,000	0.40%	0.00%	0.40%	0.00%
Accumulation Value $100,000–$500,000	0.25%	0.00%	0.25%	0.00%
Accumulation Value > $500,000	0.15%	0.00%	0.15%	0.00%
Administrative expense charge[3]	0.30%	0.30%	0.10%	0.10%
TOTAL Separate Account Annual Expenses (Before Optional Riders)
Accumulation Value < $100,000	0.70%	0.30%	0.50%	0.10%
Accumulation Value $100,000–$500,000	0.55%	0.30%	0.35%	0.10%
Accumulation Value > $500,000	0.45%	0.30%	0.25%	0.10%
Optional Guaranteed Minimum Death Benefit (GMDB) rider charge[4]	0.10%	0.10%	0.10%	0.10%
TOTAL Separate Account Annual Expenses (Including Optional Riders)
Accumulation Value < $100,000	0.80%	0.40%	0.60%	0.20%
Accumulation Value $100,000–$500,000	0.65%	0.40%	0.45%	0.20%
Accumulation Value > $500,000	0.55%	0.40%	0.35%	0.20%

[2]

We impose the annual maintenance fee on every anniversary of your Contract and on surrender. The annual maintenance fee is waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the date of surrender. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, the fee will be deducted from the TIAA-CREF Life Money Market Investment Account. Otherwise, the fee will be deducted from among the Investment Accounts in proportion to the Accumulation Value in each Investment Account.

[3]

“Current (with fee waiver)”—We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. We will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

[4]	The same charges apply to single and joint life benefits.

Intelligent Variable Annuity Prospectus	3

ANNUAL PORTFOLIO OPERATING EXPENSES:

The following table shows the minimum and maximum total operating expenses charged by the currently available Portfolios that you may pay periodically during the time you own the Policy, both before and after any contractual fee waivers or reimbursements. These are based on the management fees, distribution (Rule 12b-1) fees, and other expenses charged by the Portfolios during the fiscal year ended December 31, 2016. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Gross Total Annual Portfolio Operating Expenses (before any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	0.12%	1.58%
Net Total Annual Portfolio Operating Expenses (net of any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)[1]	0.09%	1.58%
[1]

Certain of the Portfolios have entered into contractual expense waiver or reimbursement arrangements that reduce Portfolio expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2018. More detail concerning the Portfolios’ contractual waivers and reimbursements can be found in the footnotes accompanying the next table.

The following table shows the fees (including management fees, distribution (Rule 12b-1) fees, and other expenses) charged by each Portfolio as a percentage of average daily net assets for the fiscal year ended December 31, 2016. Portfolio expenses are not fixed or specified under the terms of the Policy, and may change periodically.

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
TIAA-CREF Life Balanced Fund[3]	0.10%	0.00%	0.14%	0.41%	0.65%	0.14%	0.51%
TIAA-CREF Life Bond Fund[4]	0.30%	0.00%	0.12%	0.00%	0.42%	0.07%	0.35%
TIAA-CREF Life Growth Equity Fund[5]	0.45%	0.00%	0.15%	0.00%	0.60%	0.08%	0.52%
TIAA-CREF Life Growth & Income Fund[5]	0.45%	0.00%	0.13%	0.00%	0.58%	0.06%	0.52%
TIAA-CREF Life International Equity Fund[6]	0.50%	0.00%	0.19%	0.00%	0.69%	0.09%	0.60%
TIAA-CREF Life Large-Cap Value Fund[5]	0.45%	0.00%	0.19%	0.00%	0.64%	0.12%	0.52%
TIAA-CREF Life Money Market Fund[7]	0.10%	0.00%	0.16%	0.00%	0.26%	0.11%	0.15%
TIAA-CREF Life Real Estate Securities Fund[8]	0.50%	0.00%	0.15%	0.00%	0.65%	0.08%	0.57%
TIAA-CREF Life Small-Cap Equity Fund[9]	0.46%	0.00%	0.25%	0.00%	0.71%	0.18%	0.53%
TIAA-CREF Life Social Choice Equity Fund[10]	0.15%	0.00%	0.21%	0.00%	0.36%	0.14%	0.22%
TIAA-CREF Life Stock Index Fund[11]	0.06%	0.00%	0.06%	0.00%	0.12%	0.03%	0.09%
Calamos Growth and Income Portfolio	0.75%	0.00%	0.82%	0.01%	1.58%	0.00%	1.58%
Credit Suisse Trust Commodity Return Strategy Portfolio[12,13]	0.59%	0.25%	0.23%	0.00%	1.07%	0.02%	1.05%
Delaware VIP Diversified Income Series—Standard Class	0.58%	0.00%	0.09%	0.00%	0.67%	0.00%	0.67%
Delaware VIP International Value Equity Series—Standard Class	0.85%	0.00%	0.17%	0.00%	1.02%	0.00%	1.02%
Delaware VIP Small Cap Value Series—Standard Class	0.72%	0.00%	0.07%	0.00%	0.79%	0.00%	0.79%
DFA VA Global Bond Portfolio	0.22%	0.00%	0.02%	0.00%	0.24%	0.00%	0.24%
DFA VA Global Moderate Allocation Portfolio[14]	0.25%	0.00%	0.01%	0.26%	0.52%	0.12%	0.40%
DFA VA International Small Portfolio	0.50%	0.00%	0.10%	0.00%	0.60%	0.00%	0.60%
DFA VA International Value Portfolio	0.40%	0.00%	0.06%	0.00%	0.46%	0.00%	0.46%
DFA VA Short-Term Fixed Portfolio	0.25%	0.00%	0.02%	0.00%	0.27%	0.00%	0.27%
DFA VA US Large Value Portfolio	0.25%	0.00%	0.02%	0.00%	0.27%	0.00%	0.27%
DFA VA US Targeted Value Portfolio	0.35%	0.00%	0.03%	0.00%	0.38%	0.00%	0.38%

4	Prospectus Intelligent Variable Annuity

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
Franklin Income VIP Fund—Class 1[15,16]	0.45%	0.00%	0.02%	0.02%	0.49%	0.03%	0.46%
Franklin Small-Mid Cap Growth VIP Fund—Class 1[15,16]	0.79%	0.00%	0.05%	0.01%	0.85%	0.02%	0.83%
Franklin Mutual Shares VIP Fund—Class 1	0.69%	0.00%	0.03%	0.00%	0.72%	0.00%	0.72%
Templeton Developing Markets VIP Fund—Class 1[15,16]	1.24%	0.00%	0.14%	0.01%	1.39%	0.02%	1.37%
VY® Clarion Global Real Estate Portfolio—Class I1[7]	0.89%	0.00%	0.07%	0.00%	0.96%	0.07%	0.89%
Janus Aspen Forty Portfolio—Institutional Shares	0.64%	0.00%	0.10%	0.00%	0.74%	0.00%	0.74%
Janus Aspen Overseas Portfolio—Institutional Shares	0.40%	0.00%	0.12%	0.00%	0.52%	0.00%	0.52%
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares	0.45%	0.00%	0.15%	0.00%	0.60%	0.00%	0.60%
John Hancock Emerging Markets Value Trust	0.95%	0.00%	0.08%	0.00%	1.03%	0.00%	1.03%
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	0.75%	0.25%	0.23%	0.00%	1.23%	0.00%	1.23%
Prudential Series Fund—Natural Resources Portfolio—Class II1[8]	0.45%	0.25%	0.27%	0.01%	0.98%	0.01%	0.97%
Prudential Series Fund—Value Portfolio—Class II	0.40%	0.25%	0.17%	0.00%	0.82%	0.00%	0.82%
ClearBridge Variable Aggressive Growth Portfolio—Class I19	0.75%	0.00%	0.05%	0.00%	0.80%	0.00%	0.80%
Western Asset Variable Global High Yield Bond Portfolio—Class I	0.70%	0.00%	0.11%	0.00%	0.81%	0.00%	0.81%
ClearBridge Variable Small Cap Growth Portfolio—Class I	0.75%	0.00%	0.08%	0.00%	0.83%	0.00%	0.83%
Matson Money U.S. Equity VI Portfolio[20]	0.50%	0.00%	0.43%	0.30%	1.23%	0.00%	1.23%
Matson Money International Equity VI Portfolio[2][0]	0.50%	0.00%	0.52%	0.50%	1.52%	0.00%	1.52%
Matson Money Fixed Income VI Portfolio[2][0]	0.50%	0.00%	0.35%	0.20%	1.05%	0.00%	1.05%
MFS Growth Series—Initial Class	0.72%	0.00%	0.04%	0.00%	0.76%	0.00%	0.76%
MFS Global Equity Series—Initial Class[2][1]	0.90%	0.00%	0.25%	0.00%	1.15%	0.18%	0.97%
MFS Massachusetts Investors Growth Stock Portfolio	0.75%	0.00%	0.06%	0.00%	0.81%	0.00%	0.81%
MFS Utilities Series—Initial Class	0.73%	0.00%	0.05%	0.00%	0.78%	0.00%	0.78%
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class[2][2]	0.85%	0.00%	0.34%	0.00%	1.19%	0.00%	1.19%
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class[22]	0.85%	0.00%	0.21%	0.00%	1.06%	0.00%	1.06%
PIMCO VIT All Asset Portfolio—Institutional Class[23,24,25,26]	0.425%	0.00%	0.00%	0.83%	1.225%	0.14%	1.115%
PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class[24,25,26]	0.74%	0.00%	0.29%	0.14%	1.17%	0.14%	1.03%
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	0.85%	0.00%	0.00%	0.00%	0.85%	0.00%	0.85%
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class[28]	0.75%	0.00%	0.02%	0.00%	0.77%	0.00%	0.77%

Intelligent Variable Annuity Prospectus	5

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses
PIMCO VIT Real Return Portfolio—Institutional Class[29]	0.50%	0.00%	0.26%	0.00%	0.76%	0.00%	0.76%
PVC Equity Income Account—Class 1	0.49%	0.00%	0.01%	0.00%	0.50%	0.00%	0.50%
PVC MidCap Account—Class 1	0.53%	0.00%	0.01%	0.00%	0.54%	0.00%	0.54%
Royce Capital Fund Micro-Cap Portfolio—Investment Class	1.25%	0.00%	0.11%	0.00%	1.36%	0.00%	1.36%
Royce Capital Fund Small-Cap Portfolio—Investment Class	1.00%	0.00%	0.09%	0.00%	1.09%	0.00%	1.09%
T. Rowe Price® Health Sciences Portfolio I	0.95%	0.00%	0.00%	0.00%	0.95%	0.00%	0.95%
T. Rowe Price® Limited-Term Bond Portfolio	0.70%	0.00%	0.00%	0.00%	0.70%	0.00%	0.70%
Vanguard VIF Capital Growth Portfolio	0.33%	0.00%	0.03%	0.00%	0.36%	0.00%	0.36%
Vanguard VIF Equity Index Portfolio	0.13%	0.00%	0.02%	0.00%	0.15%	0.00%	0.15%
Vanguard VIF High-Yield Bond Portfolio	0.25%	0.00%	0.03%	0.00%	0.28%	0.00%	0.28%
Vanguard VIF Mid-Cap Index Portfolio	0.16%	0.00%	0.03%	0.00%	0.19%	0.00%	0.19%
Vanguard VIF REIT Index Portfolio	0.24%	0.00%	0.03%	0.00%	0.27%	0.00%	0.27%
Vanguard VIF Small Company Growth Portfolio	0.33%	0.00%	0.03%	0.01%	0.37%	0.00%	0.37%
Vanguard VIF Total Bond Market Index Portfolio	0.12%	0.00%	0.03%	0.00%	0.15%	0.00%	0.15%
Wanger International[30]	0.94%	0.00%	0.19%	0.00%	1.13%	0.00%	1.13%
Wanger Select[30,31,32]	0.80%	0.00%	0.16%	0.01%	0.97%	0.20%	0.77%
Wanger USA[30,31]	0.87%	0.00%	0.13%	0.01%	1.01%	0.00%	1.01%

[1]	Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

[2]

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly as a result of the Fund’s investments. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed 0.10% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2018, unless changed with approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.35% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2018, unless changed with approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.52% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2018, unless changed with approval of the Board of Trustees.

[6]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.60% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2018, unless changed with approval of the Board of Trustees.

[7]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.15% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2018, unless changed with approval of the Board of Trustees.

[8]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.57% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2018, unless changed with approval of the Board of Trustees.

6	Prospectus Intelligent Variable Annuity

[9]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.53% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2018, unless changed with approval of the Board of Trustees.

[10]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.22% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2018, unless changed with approval of the Board of Trustees.

[11]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.09% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2018, unless changed with approval of the Board of Trustees.

[12]

The portfolio invests in Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). “Other Expenses” include expenses of both the portfolio and the Subsidiary.

[13]

Credit Suisse Trust (the “Trust”) and Credit Suisse Asset Management, LLC (“Credit Suisse”) have entered into a written contract limiting operating expenses to 1.05% of the portfolio’s average daily net assets at least through May 1, 2018. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Board of Trustees). The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause the portfolio to exceed the expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before May 1, 2018.

[14]

The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA VA Global Moderate Allocation Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

[1][5]

The investment manager has contractually agreed in advance to reduce its fees as a result of the fund’s investment in a Franklin Templeton money market fund (the “acquired fund”) for the next 12 month period.

[1][6]

Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[17]

The adviser is contractually obligated to limit expenses to 1.50%, 0.90%, 1.15%, and 1.30% for Class ADV, Class I, Class S, and Class S2 shares, respectively, through May 1, 2018. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. The adviser is contractually obligated to waive a portion of the management fee through May 1, 2018. The management fee waiver for the Portfolio is an estimated 0.01%. Termination or modification of these obligations requires approval by the Portfolio’s board.

[1][8]

PGIM Investments LLC (PGIM Investments or the Manager) has contractually agreed to waive 0.008% of its investment management fee through June 30, 2018. This contractual investment management fee waiver may not be terminated or modified prior to June 30, 2018 without the prior approval of the Trust’s Board of Trustees.

[19]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[2][0]

Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[21]

Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund’s investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.97% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2018.

[22]

Neuberger Berman Investment Advisers LLC (“NBIA”) has undertaken through December 31, 2020 to waive fees and/or reimburse certain operating expenses, including the compensation of NBIA (except with respect to Guardian, Short Duration Bond, Mid Cap Growth and Large Cap Value Portfolios) and excluding taxes, interest, extraordinary expenses, brokerage commissions, dividend and interest expenses related to short sales, acquired fund fees and expenses and transaction costs, that exceed, in the aggregate, 1.00% of average daily net asset value of the Guardian, Short Duration Bond, Mid Cap Growth and Large Cap Value Portfolios; 1.30% of the average daily net asset value of the Socially Responsive Portfolio; 1.50% of the average daily net asset value of the Mid Cap Intrinsic Value Portfolio; 0.80% of the average daily net asset value of the U.S. Equity Index PutWrite Strategy Portfolio. The expense limitation arrangements for the Portfolios are contractual and any excess expenses can be repaid to NBIA within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

Intelligent Variable Annuity Prospectus	7

[23]

Acquired Fund Fees and Expenses include interest expense of the Underlying PIMCO Funds of 0.05%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to PIMCO. Excluding interest expense of the Underlying PIMCO Funds, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.215%, 1.315%, 1.065% and 1.515% for the Administrative Class, Advisor Class, Institutional Class and Class M shares, respectively.

[2][4]

Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets excluding waivers of the Portfolio as set forth in the Financial Highlights table of the prospectus, because the Ratio of Expenses to Average Net Assets excluding waivers reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[25]

PIMCO has contractually agreed, through May 1, 2018, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.

[26]

Other Expenses” include interest expense of 0.29%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Annual Portfolio Operating Expenses are 1.03%, 1.13%, 0.88% and 1.33% for Administrative Class, Advisor Class, Institutional Class and Class M shares, respectively.

[27]

PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”) to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place.

[28]

Other Expenses” include interest expense of 0.02%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.90%, 1.00% and 0.75% for Administrative Class, Advisor Class and Institutional Class shares, respectively.

[29]

Other Expenses” include interest expense of 0.26%. Interest expense is borne by the Portfolio separately from the management fees paid to PIMCO. Excluding interest expense, Total Annual Portfolio Operating Expenses excluding interest expense is 0.65%, 0.75% and 0.50% for the Administrative Class, Advisor Class and Institutional Class shares, respectively.

[3][0]

Total annual Fund operating expenses” are higher than “Total gross expenses” shown in the Financial Highlights section of this prospectus because “Total gross expenses” were reduced due to an extraordinary reimbursement of expenses overbilled by a third party.

[31]

Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Total Net Expenses” shown in the Financial Highlights section of this prospectus because “Total Net Expenses” do not include acquired fund fees and expenses.

[32]

Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive 0.20% of the advisory fee otherwise payable to it by the Fund through April 30, 2018. This arrangement may only be modified or amended with approval from the Fund and the Investment Manager.

The fee and expense information relating to the Portfolios was provided by the Portfolios or their investment managers or other service providers. We have not and cannot independently verify either the accuracy or completeness of such information.

Portfolio expenses are paid by each underlying Portfolio before TIAA-CREF Life is provided with the Portfolio’s daily net asset value. TIAA-CREF Life then deducts Separate Account charges from the net asset value of the corresponding Investment Account.

Examples

The next two tables provide examples that are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and annual Portfolio operating expenses for currently available Portfolios.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume the full annual Contract maintenance fee of $25 is charged. The examples also assume that the Accumulation Value is less than $100,000, and thus the full mortality and expense risk charge of 0.40% is assessed. The example assumes that the Fund’s expense reimbursement agreement will remain in place for one year but that there will be no waiver or expense reimbursement agreement in effect thereafter.

The first example assumes that there is no administrative expense charge waiver (and thus the administrative expense charge is 0.30%).. The second example assumes the current administrative expense charge waiver for each period (and thus the administrative expense charge is 0.10%). In both examples, we show you the costs assuming either the maximum or the minimum fees and expenses of the Portfolios. We also show you the costs if the GMDB optional benefit is chosen or not chosen.

8	Prospectus Intelligent Variable Annuity

Although your actual costs may be higher or lower, based on these assumptions, your costs would be (whether or not your surrender or annuitize your Contract at the end of the applicable time period):

EXAMPLE WITHOUT FEE WAIVER	1 Year	3 Years	5 Years	10 Years
Maximum Portfolio fees & expenses—with GMDB	$266	$816	$1,389	$2,937
Maximum Portfolio fees & expenses—without GMDB	$256	$786	$1,339	$2,837
Minimum Portfolio fees & expenses—with GMDB	$119	$368	$632	$1,369
Minimum Portfolio fees & expenses—without GMDB	$109	$336	$578	$1,253

EXAMPLE WITH FEE WAIVER	1 Year	3 Years	5 Years	10 Years
Maximum Portfolio fees & expenses—with GMDB	$246	$755	$1,289	$2,737
Maximum Portfolio fees & expenses—without GMDB	$236	$725	$1,238	$2,635
Minimum Portfolio fees & expenses—with GMDB	$95	$302	$521	$1,132
Minimum Portfolio fees & expenses—without GMDB	$85	$270	$466	$1,013

These tables are provided to help you understand the various expenses you would bear directly or indirectly as an Owner of a Contract. Remember that they don’t represent actual past or future expenses or investment performance. Actual expenses may be higher or lower. For more information, see “Charges,” below.

For Accumulation Unit value information for each Investment Account, please refer to Appendix A.

HOW DO I PURCHASE A CONTRACT?

To purchase a Contract, you must complete an application and make an initial payment of at least $2,500 (this amount may differ for Qualified Contracts). We reserve the right to lower the initial premium amount to $250. Additional Premiums, including under an automatic investment plan using Electronic Funds Transfers (EFT), must be at least $50. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I CANCEL MY CONTRACT?

You can examine the Contract and return it to TIAA Life for a refund, until the end of the “free look” period specified in your Contract (which is a minimum of 10 days, but varies by state). In states that permit it, we’ll refund the Accumulation Value calculated on the date that you returned the Contract and the refund request to us. (Note that the value of your initial Premium may have gone down during the period.) Where state law requires, the refund will equal all payments you have made. We will consider the Contract returned on the date it’s postmarked and properly addressed with postage pre-paid or, if it’s not postmarked, on the day we receive it at our Administrative Office. We will send you the refund within 7 days after we get written notice of cancellation and the returned Contract. If you live in a state that requires refund of Premiums, Premiums will be allocated to the TIAA-CREF Life Money Market Investment Account during the “free look” period. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I TRANSFER AMONG THE INVESTMENT OPTIONS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Subject to limitations, you may transfer portions of your Accumulation Value among the Investment Accounts. For more information, see “Transfers” and “Transfer Policies Regarding Market Timing and Frequent Trading.”

You may surrender your Contract or take cash withdrawals at any time before all of your Accumulation Value is applied to an annuity option on the annuity starting date. All cash withdrawals must be for at least $1,000 or your entire Accumulation Value. For more information, see “Cash Withdrawals.” Cash withdrawals may be taxed. You may have to pay an IRS tax penalty on earnings if you take a cash withdrawal before age 59  1/2.

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

You may elect to apply all or a portion of your Accumulation Value to receive guaranteed fixed annuity payments under the Contract that are payable from the General Account. The Contract offers a variety of annuity options, including: One-Life Annuities, which pay income as long as the Annuitant lives or until the end of a specified guaranteed period, whichever is longer; Fixed-Period Annuities, which pay income for a period of between 2 and 30 years; and Two-Life Annuities, which pay income as long as the Annuitant lives, then continues at either the same or a reduced level for the life of the Second Annuitant or until the end of a specified guaranteed period, whichever is greater. For more information, see “The Contract—the Annuity Period.”

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

A death benefit will be paid to your Beneficiary(ies) if either the Owner or Annuitant dies during the Accumulation Period. The amount of the death benefit is the Accumulation Value on the Valuation Day we authorize payment of the death benefit. If, however, you have elected the Guaranteed Minimum Death Benefit (available for an extra charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit. For more information, see “Death Benefits.”

Intelligent Variable Annuity Prospectus	9

TIAA-CREF LIFE INSURANCE COMPANY AND TIAA

The Contracts are issued by TIAA-CREF Life Insurance Company (TIAA Life), a stock life insurance company organized under the laws of the State of New York on November 20, 1996. All of the stock of TIAA Life is held by Teachers Insurance and Annuity Association of America (TIAA). TIAA Life’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA Life is solely responsible for its contractual obligations.

TIAA is a stock life insurance company, organized under the laws of the State of New York. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. TIAA is the companion organization of the College Retirement Equities Fund (CREF), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in the State of New York in 1952. Together, TIAA and CREF, form the principal retirement system for the nation’s education and research communities and form one of the largest retirement systems in the U.S., based on assets under management. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS

THE SEPARATE ACCOUNT

On July 27, 1998, we established TIAA-CREF Life Separate Account VA-1 under New York law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Contract. We may use the Separate Account to support other variable annuity contracts we issue. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

We have divided the Separate Account into Investment Accounts, each of which invests in shares of one Portfolio. The Investment Accounts buy and sell Portfolio shares at net asset value. Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

The assets in the Separate Account are kept separate from our General Account and our other separate accounts. Assets equal to the reserves and contract liabilities of the Separate Account will not be charged with liabilities that arise from any other business we may conduct. We may transfer assets, in excess of the reserves and contract liabilities of the Separate Account, to our General Account. All income, gains and losses, whether or not realized, of an Investment Account will be credited to or charged against that Investment Account without regard to our other income, gains or losses. The valuation of all assets in the Separate Account will be determined in accordance with all applicable laws and regulations. The Separate Account may include other Investment Accounts that are not available under the Contract and are not discussed in this prospectus.

THE PORTFOLIOS

The Separate Account invests in shares of certain Portfolios through various Investment Accounts. The Portfolios are open-end management investment companies registered with the SEC under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolios by the SEC.

Certain Portfolios invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Before investing, carefully read the Portfolios’ prospectuses. The Portfolios’ prospectuses contain more information on each Portfolio’s investment objectives, strategies, limitations, risks, expenses and investment managers. In addition, the Portfolios’ prospectuses may detail additional fees, limitations or restrictions that may be imposed on the Investment Accounts and that we, in turn, may enforce against a Contract. The prospectus for each Portfolio is available by contacting us. In addition, if you receive a summary prospectus for a Portfolio, you may obtain a full statutory prospectus by referring to the contact information for the Portfolio company on the cover page of the summary prospectus.

Payments from Portfolios

We (and our affiliates) may receive payments, which may be significant, from some or all of the Portfolios, their investment managers, distributors or affiliates thereof.

These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Portfolios. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the management fee deducted from Contract assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these management fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive may be based upon a percentage of the Portfolio’s assets owned by the Investment Accounts. These percentages differ from Portfolio to Portfolio. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts.

Some of the Portfolios have adopted distribution plans pursuant to Rule 12b-1 of the 1940 Act. Under these plans, we

10	Prospectus Intelligent Variable Annuity

or our affiliates may receive some or all of a Portfolio’s 12b-1 fees. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts. These payments are deducted from the assets of the Portfolios; therefore, they decrease the Portfolios’ investment return.

Selection of Portfolios

We select the Portfolios based on several criteria, including asset class coverage, the strength of the investment manager’s (or sub-adviser’s) reputation and record, investment performance and our ability to receive payments as described above. We review the Portfolios periodically and may remove a Portfolio or limit its availability for future transfers and allocations if we determine that the Portfolio no longer meets one or more of the selection criteria and/or if the Portfolio has not attracted significant allocations from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You are responsible for choosing your Investment Accounts and your allocations so that they are appropriate for your specific circumstances, including your goals, financial situation and risk tolerance. You should consult your registered representative who can provide advice on the Portfolios offered as not all of them may be suitable for long-term investment needs. You should monitor and periodically review your Investment Account selections and allocations to determine if they are still appropriate.

Portfolio Investment Managers and Investment Objectives

The following table summarizes each Portfolio’s investment objective(s). There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including a description of risks and expenses, in the Portfolio prospectuses. You should read these prospectuses carefully.

Portfolio	Investment Manager	Investment Objective
TIAA-CREF Life Balanced Fund	Teachers Advisors, LLC	Seeks a favorable long-term total return, consisting of capital appreciation and current income.
TIAA-CREF Life Bond Fund	Teachers Advisors, LLC	Seeks a favorable long-term return through income as is consistent with preserving capital, primarily from fixed-income securities.
TIAA-CREF Life Growth Equity Fund	Teachers Advisors, LLC	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.
TIAA-CREF Life Growth & Income Fund	Teachers Advisors, LLC	Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.
TIAA-CREF Life International Equity Fund	Teachers Advisors, LLC	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.
TIAA-CREF Life Large-Cap Value Fund	Teachers Advisors, LLC	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities of large domestic companies.
TIAA-CREF Life Money Market Fund[1]	Teachers Advisors, LLC	Seeks high current income consistent with maintaining liquidity and preserving capital by investing in high-quality short-term money market instruments.
TIAA-CREF Life Real Estate Securities Fund	Teachers Advisors, LLC	Seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.
TIAA-CREF Life Small-Cap Equity Fund	Teachers Advisors, LLC	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.
TIAA-CREF Life Social Choice Equity Fund	Teachers Advisors, LLC	Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

Intelligent Variable Annuity Prospectus	11

Portfolio	Investment Manager	Investment Objective
TIAA-CREF Life Stock Index Fund	Teachers Advisors, LLC	Seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.
Calamos Growth and Income Portfolio	Calamos Advisors LLC	Seeks high long-term total return through growth and current income.
ClearBridge Variable Aggressive Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC (sub-advisor)	Seeks capital appreciation.
ClearBridge Variable Small Cap Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC (sub-advisor)	Seeks long-term growth of capital.
Credit Suisse Trust—Commodity Return Strategy Portfolio	Credit Suisse Asset Management LLC	Seeks total return.
Delaware VIP Diversified Income Series—Standard Class	Delaware Management Company	Seeks maximum long-term total return consistent with reasonable risk.
Delaware VIP International Value Equity Series—Standard Class	Delaware Management Company	Seeks long-term growth without undue risk to principal.
Delaware VIP Small Cap Value Series—Standard Class	Delaware Management Company	Seeks capital appreciation.
DFA VA Global Bond Portfolio	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. (sub-advisor), & DFA Australia Limited (sub-advisor)	Seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.
DFA VA Global Moderate Allocation Portfolio	Dimensional Fund Advisors LP	Seeks total return consisting of capital appreciation and current income.
DFA VA International Small Portfolio	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. (sub-advisor), & DFA Australia Limited (sub-advisor)	Seeks long-term capital appreciation.
DFA VA International Value Portfolio	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. (sub-advisor), & DFA Australia Limited (sub-advisor)	Seeks long-term capital appreciation.
DFA VA Short-Term Fixed Portfolio	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. (sub-advisor), & DFA Australia Limited (sub-advisor)	Seeks a stable real return in excess of the rate of inflation with a minimum of risk.
DFA VA US Large Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
DFA VA US Targeted Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.
Franklin Income VIP Fund—Class 1	Franklin Advisers, Inc. Templeton Investment Counsel, LLC (sub-advisor)	Seeks to maximize income while maintaining prospects for capital appreciation. Under normal market conditions, the fund invests in both equity and debt securities.
Franklin Mutual Shares VIP Fund—Class 1	Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal. Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.
Franklin Small-Mid Cap Growth VIP Fund—Class 1	Franklin Advisers, Inc.	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization and mid-capitalization companies.
Janus Aspen Forty Portfolio—Institutional Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Overseas Portfolio—Institutional Shares	Janus Capital Management LLC	Seeks long-term growth of capital.
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares	Janus Capital Management LLC Perkins Investment Management, LLC (sub-adviser)	Seeks capital appreciation.
John Hancock Emerging Markets Value Trust	John Hancock Investment Management Services, LLC.	Seeks long term capital appreciation.

12	Prospectus Intelligent Variable Annuity

Portfolio	Investment Manager	Investment Objective
Matson Money Fixed Income VI Portfolio	Matson Money, Inc.	Seeks total return, consisting of current income and capital appreciation.
Matson Money International Equity VI Portfolio	Matson Money, Inc.	Seeks long-term capital appreciation.
Matson Money U.S. Equity VI Portfolio	Matson Money, Inc.	Seeks long-term capital appreciation.
MFS Global Equity Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Growth Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Massachusetts Investors Growth Stock Portfolio	Massachusetts Financial Services Company	Seeks capital appreciation.
MFS Utilities Series—Initial Class	Massachusetts Financial Services Company	Seeks total return.
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	Neuberger Berman Investment Advisers LLC	Seeks growth of capital.
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	Neuberger Berman Investment Advisers LLC	Seeks growth of capital.
PIMCO VIT All Asset Portfolio—Institutional Class	Pacific Investment Management Company LLC Research Affiliates, LLC (sub-adviser)	Seeks maximum real return, consistent with preservation of real capital and prudent investment managements.
PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum real return, consistent with prudent investment management.
PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO VIT Real Return Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	PGIM Investments LLC, Jennison Associates LLC	Seeks long-term growth of capital.
Prudential Series Fund—Natural Resources Portfolio—Class II	PGIM Investments LLC, Allianz Global Investors U.S. LLC (sub-adviser)	Seeks long-term growth of capital.
Prudential Series Fund—Value Portfolio—Class II	PGIM Investments LLC, Jennison Associates LLC	Seeks capital appreciation.
PVC Equity Income Account I—Class 1	Principal Management Corporation Edge Asset Management, Inc. (sub-advisor)	Seeks to provide current income and long-term growth of income and capital.
PVC MidCap Account—Class 1	Principal Management Corporation Principal Global Investors, LLC. (sub-advisor)	Seeks long-term growth of capital.
Royce Capital Fund Micro-Cap Portfolio— Investment Class	Royce & Associates, LP	Seeks long-term growth of capital.
Royce Capital Fund Small-Cap Portfolio— Investment Class	Royce & Associates, LP	Seeks long-term growth of capital.
T. Rowe Price® Health Sciences Portfolio I	T.Rowe Price Associates, Inc.	Seeks long term capital appreciation.
T. Rowe Price® Limited-Term Bond Portfolio	T.Rowe Price Associates, Inc.	Seeks a high level of income consistent with moderate fluctuations in principal value.
Templeton Developing Markets VIP Fund—Class 1	Templeton Asset Management Ltd.	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.
Vanguard VIF Capital Growth Portfolio	PRIMECAP Management Company	Seeks to provide long term capital appreciation.
Vanguard VIF Equity Index Portfolio	The Vanguard Group, Inc.	Seeks to track the performance of a benchmark index that measures the investment return of large capitalization stocks.
Vanguard VIF High Yield bond Portfolio	Wellington Management Co. LLP	Seeks to provide a high level of current income.

Intelligent Variable Annuity Prospectus	13

Portfolio	Investment Manager	Investment Objective
Vanguard VIF Mid-Cap Index Portfolio	The Vanguard Group, Inc.	Seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard VIF REIT Index Portfolio	The Vanguard Group, Inc.	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard VIF Small Company Growth Portfolio	ArrowMark Colorado Holdings, LLC, and The Vanguard Group, Inc.	Seeks to provide long term capital appreciation.
Vanguard VIF Total Bond Markets Value Trust	The Vanguard Group, Inc.	Seeks to track the performance of a broad, market-weighted bond index.
VY Clarion Global Real Estate Portfolio—Class I	Voya Investments, LLC ING Clarion Real Estate Securities (sub-advisor)	Seeks high total return consisting of capital appreciation and current income.
Wanger International	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger Select	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Western Asset Variable Global High Yield Bond Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC Western Asset Management Company, (sub-advisor)	Seeks to maximize total return.

[1]

There is no assurance that this Portfolio will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based insurance charges, the yield on this Investment Account may become low and possibly negative.

Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Contract. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Contract may be very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment manager. Nevertheless, the investment performance of the Portfolios available under the Contract may be lower or higher than the investment performance of these other (publicly available) portfolios. There can be no assurance, and we make no representation, that the investment performance of any of the Portfolios available under the Contract will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment manager, the same investment objectives and policies, and/or a very similar or nearly identical name. Please read the prospectuses to obtain more complete information regarding the Portfolios. Keep this prospectus and the Portfolios’ prospectuses for future reference.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to take certain actions that we deem necessary to serve your best interests and appropriate to carry out the purposes of this Contract. When required by law, we will obtain approval by you, the SEC, and/or any appropriate regulatory authority. The actions that we may take include:

•	deregistering the Separate Account under the 1940 Act;

•	operating the Separate Account in any form permitted under the 1940 Act, or in any other form permitted by law;

•	taking any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;

•	adding, combining or removing Investment Accounts in the Separate Account;

•

substituting, for the Portfolio shares held in any Investment Account, the shares of another class issued by the Portfolio, or the shares of another investment company or any other investment permitted by law;

•	change the way we deduct or collect charges under the Contract, but without increasing the charges unless and to the extent permitted by other provisions of this Contract;

•	making any other necessary technical changes in this Contract in order to conform with any action this provision permits us to take; and

•	adding to, eliminating, or suspending your ability to allocate Premiums or transfer Accumulation Value into any Investment Option.

We can add new Investment Accounts in the future that would invest in other Portfolios, funds or other investment vehicles. We don’t guarantee that the Separate Account, any existing Investment Account, or any Investment Account

14	Prospectus Intelligent Variable Annuity

added in the future will always be available. We reserve the right to add or close Investment Accounts, substitute another Portfolio, fund or other investment vehicle without your consent, or combine Investment Accounts or Portfolios. A substituted Portfolio, fund or investment vehicle may have different fees and expenses. Substitutions and Investment Account closings may be made with respect to existing investments or the investment of future Premiums, or both. However, no substitution will be made without any necessary approval of the Securities and Exchange Commission. A Portfolio also may discontinue offering its shares to the Investment Accounts. In addition, we reserve the right to make other structural and operational changes affecting the Separate Account and the Contract.

We will notify you if any of these changes result in a material change in the underlying investments of an Investment Account of the Separate Account to which any part of your Accumulation Value is allocated. Information about any such change will be filed with any regulatory authority where required and will be subject to any required approval.

If you object to a material change and a portion of your Accumulation Value is attributable to the affected Investment Account, then you may transfer that value into another Investment Account.

To effect such transfers, we must receive your request in good order at our Administrative Office within 60 days of the postmarked notice of material change. We will not deduct a transfer charge for this transaction.

VOTING PORTFOLIO SHARES

The Separate Account is the legal owner of the shares of the Portfolios being offered through the Investment Accounts in your Contract. It therefore has the right to vote its shares at any meeting of the Portfolios’ shareholders. Generally, open- end investment companies, such as the Portfolios, do not hold annual meetings of shareholders. However, if and when shareholder meetings are held, we will give you the right to instruct us how to vote the shares attributable to your Contract. If we don’t receive timely instructions from you, we will vote your shares in the same proportion as the voting instructions received on all outstanding Contracts. Please note that the effect of proportional voting is that a small number of Contract owners may control the outcome of a vote. We may vote the shares of the Portfolios in our own right in some cases, if we determine that we may legally do so.

The number of Portfolio shares attributable to you is determined by dividing your interest in the applicable Investment Account by the net asset value of the underlying Portfolio.

THE CONTRACT—THE ACCUMULATION PERIOD

The Non-Qualified Contract is an individual flexible-premium (you can contribute varying amounts) deferred variable annuity that accepts only after-tax dollars. The rights and benefits of the Contract are summarized below. However, the descriptions you read here are qualified entirely by the Contract itself.

PURCHASING A CONTRACT AND REMITTING PREMIUMS

Minimum Initial and Maximum Additional Premiums: We will issue you a Non-Qualified Contract as soon as we receive, in good order at our Administrative Office, your complete and accurate application, Premium, and all other information we may require. Initial Premiums must be for at least $2,500.

Please send your check, payable to TIAA Life Insurance Company, along with the application to:

New Business Dept.

TIAA Life Insurance Co.

P.O. Box 1291

Charlotte, NC 28201-9908

Note that we cannot accept money orders, travelers’ checks, or cash. In addition, we will not accept a third-party check where the relationship of the payer to the Contract owner cannot be identified from the face of the check. We will credit your initial Premium within two Business Days after we receive all necessary information or the Premium itself, whichever is later. If we don’t have the necessary information within five Business Days, we’ll return your initial Premium unless you instruct us otherwise upon being contacted.

Additional Premiums: Additional Premiums must be for at least $50. We reserve the right to limit Premiums to no more than $1,000,000 a year.

Send a check, payable to TIAA Life Insurance Company, including your Contract number, to:

TC-Life VA Collections

P.O. Box 933866

Atlanta, GA 31139-3866

These Premiums will be credited as of the Business Day we receive them, and allocated in the same way as your investment instructions currently on file, unless you instruct otherwise. Currently, TIAA Life will accept Premiums at any time both the Contract owner(s) and the Annuitant(s) are living and your Contract is in the Accumulation Period. However, we reserve the right not to accept Premiums under this Contract after you have been given three months’ notice.

If we exercise our right to reject and/or place limitations on the acceptance and/or allocation of additional Premium, you may be unable to, or limited in your ability to, increase your Accumulation Value through additional Premium. Before you purchase the Contract and determine the amount of your initial premium, you should consider the fact that we may suspend, reject or limit additional Premiums at some point in the future. You should consult with your registered representative before purchase.

Electronic Payment. You may make initial or subsequent investments by electronic payment. You may also establish

Intelligent Variable Annuity Prospectus	15

an automatic investment plan using Electronic Funds Transfers (EFT) by completing an authorization form. If the automatic investment plan is used for a Qualified Contract, the Contract owner should consult a tax adviser for advice regarding maximum contributions. A federal wire is usually received the same day and an Automated Clearing House (“ACH”) credit or debit transfer is usually received by the second day after transmission. Be aware that your bank may charge you a fee to wire funds, although an ACH transfer is usually less expensive than a federal wire. Here’s what you need to do:

1.	If you are sending in an initial Premium, send us your application;

2.	Instruct your bank to wire money to:

Wells Fargo

ABA Number 121000248

San Francisco, CA

Account of: TIAA-CREF Life Insurance Company

Account Number: 2000035305820

3.	Specify on the wire:

•	Your name, address and Social Security Number (s) or Taxpayer Identification Number

•	Indicate if this is for a new application or existing Contract (provide Contract number if existing)

More About Remitting Premiums. We will not be deemed to have received any Premiums sent to the addresses designated in this prospectus for remitting Premiums until the third party service administrator has received such Premiums along with any necessary information.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, residential address, date of birth, social security number and other information that will allow us to identify you, such as your home telephone number. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

If we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity, we reserve the right to take such action as we deem appropriate, which may include cancelling your contract.

Certain Restrictions. You may only open one Contract in any calendar year. Except as otherwise described in this prospectus, the Contract doesn’t restrict how large your Premiums are or how often you send them, although we reserve the right to impose restrictions in the future.

We reserve the right to reject any Premium payment or to place dollar limitations on the amount of a Premium. If mandated under applicable law, including federal laws designed to counter terrorism and prevent money laundering, we may be required to reject a Premium payment. We may also be required to block a Contract owner’s account and refuse to pay any request for transfers, annuity payments, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Investment Account Accumulation

At the end of any Business Day, the Accumulation Value in each Investment Account is equal to the number of Accumulation Units in each Investment Account multiplied by the Accumulation Unit value for that Investment Account.

The Number of Accumulation Units in any Investment Account at the end of the day will be increased by:

•	Premiums allocated to that Investment Account; and

•	Transfers from another Investment Account;

And will be decreased by:

•	Deductions of Premium taxes incurred for the Investment Account; and

•	Withdrawals from Accumulation Value in the Investment Account; and

•	Annuitization of Accumulation Value in the Investment Account; and

•	Transfers to another Investment Account; and

•	Any portion of the death benefit paid; and

•	Annual maintenance fee that has been deducted from the Investment Account; and

•	Redemption charges imposed by a Portfolio underlying an Investment Account.

Every time you allocate or transfer money to or from an Investment Account, we convert that dollar amount into Accumulation Units. We determine the number of Accumulation Units we credit to, or subtract from, your Contract by dividing the dollar amount of the transaction by the Accumulation Unit value for that Investment Account at the end of the Business Day.

ACCUMULATION UNIT VALUE

We determine an Accumulation Unit value for each Investment Account to reflect how investment performance affects the Accumulation Value. Unit values will vary among Investment Accounts. The Unit value may increase or decrease from one Business Day to the next.

The Accumulation Unit value of any Investment Account at the end of any Business Day equals:

•	The Accumulation Unit value of the Investment Account on the immediately preceding Business Day; multiplied by

•	The net investment factor for that Investment Account on that Business Day.

16	Prospectus Intelligent Variable Annuity

The net investment factor:

•	Measures the investment performance of an Investment Account from one Business Day to the next;

•	Increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying Portfolio;

•	Decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying Portfolio, as well as the underlying Portfolio expenses; and

•	During the first 10 contract years, decreases to reflect the mortality and expense risk charge which is based upon the following annual rates applied to total value in all Investment Accounts:

•	0.40% if the value of Accumulation Units in all Investment Accounts is less than $100,000;

•	0.25% if the value of Accumulation Units in all Investment Accounts is from $100,000 to $500,000; and

•	0.15% if the value of Accumulation Units in all Investment Accounts is more than $500,000.

•	In contract years 11 and later, the annual rate is 0% regardless of the value of Accumulation Units in all Investment Accounts;

•	Decreases to reflect an Administrative Expense charge of 0.10% (0.30% maximum) for all contract years; and

•	If applicable, decreases to reflect the Guaranteed Minimum Death Benefit (GMDB) rider charge of 0.10%.

Accumulation Unit values on any non-Business Day are determined using the Unit values as of the most recent prior Business Day.

We deduct the mortality and expense risk charge to compensate us for certain mortality and expense risks we assume, and for certain expenses we incur. The mortality risk is the risk that an Annuitant will live for a longer time than we project. The expense risk is the risk that the expenses that we incur will exceed the Contract charges.

In order to accommodate the varying mortality and expense risk charges, as well as the application of the GMDB rider charges on certain Contracts, separate Accumulation Unit values will be maintained via different charge bands. On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium or withdrawal we also will transfer Accumulation Units between bands if the Premium or withdrawal causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

GENERAL CONSIDERATIONS FOR ALL TRANSFERS AND CASH WITHDRAWALS

You can tell us how much you want to transfer or withdraw in dollars, Accumulation Units, or as a percentage of your Accumulation Value.

Transfers and cash withdrawals are effective at the end of the Business Day we receive your request and any required information and documentation. Transfers and cash withdrawals made at any time other than during a Business Day will be effective at the end of the next Business Day.

TRANSFERS

You can transfer some (at least $250 at a time) or the entire amount you accumulate under your Contract among the Separate Account’s Investment Accounts. Currently, we limit the number of transfers you may make among the Investment Account options. Please see “Transfer Policies Regarding Market Timing and Frequent Trading.” We do not assess a transfer charge.

To request a transfer, write to or call our Administrative Office, or go to our Web Center’s account access feature at www.tiaa.org. If you make a telephone or Internet transfer at any time other than during a Business Day, it will be effective at the close of the next Business Day. We can suspend or terminate your ability to transfer by telephone, fax, or over the Internet at any time for any reason.

TRANSFER POLICIES REGARDING MARKET TIMING AND FREQUENT TRADING

There are Contract owners who may try to profit from transferring money back and forth among Investment Accounts in an effort to “time” the market. As money is shifted in and out of these Investment Accounts, we incur transaction costs and the underlying Portfolios incur expenses for buying and selling securities. These costs are borne by all Contract owners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for Portfolios invested primarily in foreign securities, such as the TIAA-CREF Life International Equity Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, if, within a 60-day calendar day period, a Contract owner redeems or exchanges any monies out of an Investment Account that holds shares of a Portfolio (other than an Investment Account that invests in the TIAA-CREF Life Money Market Fund and transfers made pursuant to the dollar cost averaging and automatic account rebalancing programs), subsequently purchases or exchanges any monies back into that same Investment Account holding shares of the Portfolio and then redeems or exchanges any monies out of the same Investment Account, the Contract owner will not be permitted to make electronic transfers (i.e., transfers over the Internet, by telephone or fax) back into that same Investment Account holding shares of the Portfolio through a purchase or exchange for 90 calendar days.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or

Intelligent Variable Annuity Prospectus	17

out of an Investment Account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the Portfolios under the separate account.

If we regard the transfer activity as disruptive to an underlying Portfolio’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a Contract owner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all Contract owners. We reserve the right to waive these policies where management believes that the waiver is in the Contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect Contract owners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The Contract is not appropriate for market timing. You should not invest in the Contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are unable to purchase or redeem shares of any of the Portfolios under the Separate Account.

Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA Life or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term Contract owners, increased transaction costs, and interference with the efficient portfolio management of the affected Portfolio.

The Portfolios available as investment options under the Contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The policies and procedures of a Portfolio may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other Portfolios. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the Portfolios. However, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Contract owners who violate the market timing and excessive trading policies established by the Portfolio.

CASH WITHDRAWALS

You can withdraw some or all of your Accumulation Value in the Investment Accounts. Cash withdrawals must be for at least $1,000 (or your entire Accumulation Value, if less). Any withdrawal that would reduce your entire Accumulation Value below $1,000 will be considered a request for a full surrender. Surrenders from Qualified Contracts may be restricted or prohibited. There’s no charge for cash withdrawals. If you do not specify which Investment Accounts to take the withdrawal from, we will take it from all of your Investment Accounts in proportion to the value you have in each Investment Account.

If you withdraw your entire Accumulation Value in the Separate Account, we’ll cancel your Contract and all of our obligations to you under the Contract will end. We will deduct the annual maintenance fee from any surrender proceeds.

Withdrawals are subject to income tax, and a 10% penalty tax may apply if you are under age 59 1/2. (See “Federal Income Taxes.”)

SYSTEMATIC WITHDRAWALS

If your Accumulation Value is at least $10,000, you may have withdrawals made from one or more of the Investment Accounts on a systematic basis. Systematic withdrawals can be made monthly, quarterly, semi-annually or annually, from the first to the twenty-eighth day of the month. If the scheduled date of a systematic withdrawal is not a Business Day, the withdrawal will be deemed as a redemption request made on the next Business Day and priced accordingly.

The starting date for systematic withdrawals must be at least seven calendar days after we receive all required forms in good order. Systematic withdrawals will continue until the earliest of the following:

•	the date you tell us to stop, or

•	your Accumulation Value in any Investment Account is insufficient, or

•	a withdrawal would cause your Accumulation Value to fall below $1,000, or

•	your death, or

•	the Annuitant’s death.

A periodic withdrawal amount must be either in dollars, or in percentage of Accumulation Value, or in numbers of Accumulation Units. The initial periodic withdrawal amount must be at least $100. Systematic withdrawals paid by check may be subject to a fee of up to $5 per payment. You may not have more than one systematic withdrawal program in effect at any one time.

Systematic withdrawals are not available to you while you own any other deferred annuities issued by us that:

•	were issued during the calendar year in which the Contract was issued, and

•	have an Accumulation Value greater than zero.

18	Prospectus Intelligent Variable Annuity

Systematic withdrawals are subject to all provisions applicable to withdrawals, except as otherwise provided herein. We may restrict the availability of systematic withdrawals from any new Investment Accounts that are added to your Contract after the issue date of the Contract. We may suspend future systematic withdrawals with ninety days’ written notice to you.

DOLLAR COST AVERAGING

If your Accumulation Value is at least $10,000, you may elect to participate in a dollar cost averaging program by providing us with acceptable notice. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium into the Investment Accounts over a period of time by systematically and automatically transferring, on a periodic basis, specified dollar amounts from the TIAA-CREF Life Money Market Account to any Investment Account(s). This allows you to potentially reduce the risk of investing most of your Premium into the Investment Accounts at a time when prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high.

You choose whether transfers will be made on a monthly or a quarterly basis on the 1st through the 28th day of the month. If you don’t select a timing basis, we will make monthly transfers. Equal amounts (minimum $100) are automatically transferred from the TIAA-CREF Life Money Market Investment Account to your designated “target Investment Options” in the percentages selected. You may have multiple target Investment Options.

The starting date of a dollar cost averaging program must be at least seven calendar days after we receive all required forms in good order, and a dollar cost averaging program cannot begin during the “free look” period. We reserve the right to allow you to start only one dollar cost averaging program in any contract year or successive 12 month period. If an automatic account rebalancing program is in effect, a dollar cost averaging program cannot be initiated.

Dollar cost averaging will end if we receive (in good order) a request to cancel the participation, the value of the TIAA-CREF Life Money Market Investment Account is insufficient to make the transfer, or the specified number of transfers has been completed. We may suspend dollar cost averaging program transfers with ninety days written notice to you. We reserve the right to terminate the dollar cost averaging program.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent Trading.”

AUTOMATIC ACCOUNT REBALANCING PROGRAM

You may elect to participate in an automatic account rebalancing program by providing us with notice in good order. Automatic account rebalancing will allow you to maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a monthly, quarterly, semi-annual or annual basis on the 1st through the 28th day of the month.

We reserve the right to allow you to start only one automatic account rebalancing program in any contract year or successive 12-month period. If a dollar cost averaging program is in effect, an automatic account rebalancing program cannot be initiated.

Automatic account rebalancing will end if we receive an acceptable request to cancel your participation. We reserve the right to terminate the automatic account rebalancing program for a particular Contract.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent Trading.”

WITHDRAWALS TO PAY ADVISORY FEES

In certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor. You will be required to complete and return certain forms to effect these cash withdrawals, indicating how you want the money to be withdrawn. If you do not specify how you want the money withdrawn, we will make the withdrawal from each of your Investment Accounts on a pro rata basis. For a Non-Qualified Contract, the withdrawal will be treated like any other distribution; it may be included in gross income for federal tax purposes and, if the Owner is under age 59 1/2, it may be subject to a 10% penalty tax. You should consult a tax advisor regarding the tax treatment of the payment of advisor fees from your Contract.

You may use systematic withdrawals to pay these advisory fees. Such withdrawals must be quarterly, not earlier than the seventh Business Day after the end of a calendar quarter. The amount withdrawn must be specified in dollars or in percentage of your Accumulation Value as of the end of the quarter. The financial advisor may request that we stop making withdrawals. We may determine the eligibility of financial advisors for systematic withdrawal payments. These fees will go to individual registered investment advisers who are not affiliated with us. These fees are not Contract charges retained by us. These fees also are not the investment advisory fees paid by the underlying Portfolios. We will not assess any charge for the withdrawal of these fees.

TAX ISSUES

Make sure you understand the possible federal and other income tax consequences of transfers and cash withdrawals.

Intelligent Variable Annuity Prospectus	19

Cash withdrawals are taxed at the rates for ordinary income—i.e., they are not treated as capital gains. Withdrawals before age 59 1/2 may subject you to early-distribution taxes and a 10% penalty tax as well. For more information, see “Federal Income Taxes,” “The Contract—the Annuity Period.”

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each Business Day from the assets of each Investment Account for various services required to administer the Separate Account and the Contracts and to cover certain insurance risks borne by TIAA Life. While TIAA Life reserves the right to increase the Separate Account charges at any time, we will provide at least three months’ notice before any raise.

Administrative Expense Charge: This charge is for administration and operations, such as allocating Premiums and administering Accumulation Value. The daily deduction is equivalent to 0.30% of Accumulation Value annually.

We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. While we reserve the right to increase this charge at any time, we will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the Contracts. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

The daily deduction is equivalent to the following percentages of Accumulation Value annually:

During the First 10 Contract Years:
If Accumulation Value is less than $100,000:	0.40%
If Accumulation Value is between $100,000–$500,000:	0.25%
If Accumulation Value is greater than $500,000:	0.15%
After the First 10 Contract Years:	0.00%

On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium, or withdrawal, we also will transfer Accumulation Units between bands if the Premium or withdrawal causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

Our mortality risks come from our obligations under the Contracts to make annuity payments under the One-Life Annuity and the Two-Life Annuity and to pay death benefits before the Annuity Period begins. We assume the risk of making annuity payments regardless of how long the Annuitant (s) may live or whether the mortality experience of Annuitants as a group is better than expected. We also bear a risk in connection with our Guaranteed Minimum Death Benefit guarantee, since this death benefit may be more than your Accumulation Value.

Our expense risk is the possibility that our actual expenses for administering and marketing the Contract and for operating the Separate Account will be higher than the amount recovered through the administrative expense charge.

If the mortality and expense risk charge isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our General Account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC (“TC Services”), the principal underwriter of the Contract.

Guaranteed Minimum Death Benefit Charge. If you elect the Guaranteed Minimum Death Benefit, we will assess an additional charge of 0.10% of Accumulation Value, on an annual basis, as compensation for providing this guaranteed benefit. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

OTHER CHARGES AND EXPENSES

Portfolio Expenses. Each Investment Account purchases shares of the corresponding Portfolio at net asset value. Certain deductions and expenses of the underlying Portfolios are paid out of the assets of the Portfolios. These expenses may include charges for portfolio accounting, custody, and other services provided to the Portfolio. The Portfolios’ investment advisers also are entitled to an annual management fee based on a percentage of the average daily net assets of each Portfolio. Portfolio expenses are not fixed or specified under the terms of the Contract, and may change periodically. For further information, consult the Portfolios’ prospectuses and the Annual Operating Expense table included in the summary of this prospectus.

No Deductions from Premiums. The Contract provides for no front-end charges.

Premium Taxes. Premium taxes may apply with respect to the Contract. (see “Premium Taxes” in the “Taxes” section below). We normally will deduct any charges for premium taxes from your Accumulation Value when it’s applied to provide annuity payments. However, if a jurisdiction requires that premium taxes be paid at other times, such as when Premiums are paid or when cash withdrawals are taken, we’ll deduct premium taxes then. State premium taxes currently range from 1.00 percent to 3.50 percent of Premium payments.

Annual Maintenance Fee. Your Contract will be subject to an annual maintenance fee of $25 to compensate us for the expenses associated with administering your Contract. We will assess this fee on every annual anniversary of your

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Contract and on surrender of your Contract. We will waive the annual maintenance fee if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the day you surrender your Contract. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, we will deduct the fee from the TIAA-CREF Life Money Market Investment Account. Otherwise, we will deduct the fee from the Investment Accounts in proportion the Accumulation Value in each Investment Account. We do not deduct this charge during the Annuity Period.

Transfer Charge. We do not charge you for transfers.

Surrender Charge. We do not deduct any surrender charges if you withdraw all Accumulation Value from the Contract, although we will assess the annual maintenance fee.

THE CONTRACT—THE ANNUITY PERIOD

You can apply your Accumulation Value to provide annuity payments from a fixed account that is part of our General Account. Annuity payments will be based, among other things, on the amount of your Accumulation Value selected for annuitization, your choice of Income Option, and your choice among the payout options. You may elect to receive monthly, quarterly, semi- annual or annual payments. If your annuity payments would be less than $100 under the payment option you choose, we may make annuity payments less frequently than that. The total value of annuity payments made to you may be more or less than the total Premiums you paid under the Contract.

Before choosing to annuitize, you should consult your tax advisor. See “Federal Income Taxes.”

WHEN ANNUITY PAYMENTS BEGIN

Generally you pick the date when you want annuity payments to begin when you first apply for a Contract. The date you choose cannot be later than the Annuitant’s 95th birthday, and if you select a date that is later than the Annuitant’s 90th birthday, then you may only select a Fixed-Period Annuity. You can choose or change this annuity starting date at any time before annuity payments begin, and you may establish multiple annuity starting dates if you choose to annuitize only a portion of your Accumulation Value. In any case, the annuity starting date for any selected annuitization will be the first Business Day of a month and cannot be earlier than fourteen months after the day your Contract is issued (twelve months for Contracts issued in Florida). Your first annuity check may be delayed while we process your choice of Income Options and calculate the amount of your initial payment.

For payments to begin on the annuity starting date you chose, we must have received all information and documentation necessary for the Income Option you’ve picked. If we haven’t received all the necessary information, we’ll defer the annuity starting date until the first Business Day of the month after the information has reached us at our Administrative Office in good order, but not beyond the Annuitant’s 95th birthday. Please note the following:

•

If you haven’t picked any Income Option by the first Business Day of the month in which the Annuitant turns age 90 or if we have not otherwise received all the necessary information by this date, we will begin payments under a One-Life Annuity with, if allowed under federal tax law, a ten year guaranteed period.

•

If you have selected a One-Life Annuity or Two-Life Annuity for which you have not chosen an annuity starting date prior to the first Business Day of the month in which the Annuitant turns age 90, then you will be deemed to have chosen that date as the annuity starting date.

•

If you have selected a Fixed-Period Annuity for which you have not chosen an annuity starting date prior to the first Business Day of the month in which the Annuitant turns age 95, then you will be deemed to have chosen that date as the annuity starting date (if allowed under applicable law).

All annuity payments will be made out of the fixed account. We’ll send your annuity payments by mail to your home address or (on your request) by mail or electronic fund transfer to your bank. If the address or bank where you want your payments changes, it’s your responsibility to let us know. We can send payments to your residence or most banks abroad. Special tax forms, withholding and other requirements may apply with respect to payments sent overseas. Please see your qualified tax adviser.

INCOME PAYMENTS

Your payments are based on your Accumulation Value selected for annuitization determined on the last Business Day before the annuity starting date. At the annuity starting date, the dollar amount of each annuity payment resulting from your Accumulation Value selected for annuitization is fixed, based upon:

•	the annuity option you choose

•	the length of the fixed period or guaranteed period, as applicable

•	the frequency of payment you choose

•	the ages of the Annuitant and any Second Annuitant, and

•	the current annuity rates, not to be less than those specified in your Contract’s rate schedule.

Payments are not variable—they won’t change based on the investment experience of any Investment Account.

ANNUITY OPTIONS

You have a number of different annuity options, although if you select an annuity date that is later then the Annuitant’s 90th birthday, you may only select a Fixed-Period Annuity. The current options are:

•	One-Life Annuities with or without Guaranteed Period. Pays income as long as the Annuitant lives. If

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you opt for a guaranteed period (10, 15 or 20 years) and your Annuitant dies before it’s over, income payments will continue to you or your Beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at the Annuitant’s death—so that it’s possible for you to receive only one payment if your Annuitant dies less than a month after payments start.

•

Fixed-Period Annuities. Pays income for a stipulated period of not less than two nor more than thirty years. At the end of the period you’ve chosen, payments stop. If you die before the period is up, your Beneficiary becomes the Contract owner.

•

Two-Life Annuities with or without Guaranteed Period. Pays income to you as long as the Annuitant or Second Annuitant lives, then continues at either the same or a reduced level for the life of the survivor, or until the end of the specified guaranteed period, whichever period is longer. There are three types of two-life annuity options, all available with or without a guaranteed period—Full Benefit While Either the Annuitant or the Second Annuitant is Alive, Two-Thirds Benefit After the Death of Either the Annuitant or the Second Annuitant, and a Half- Benefit After the Death of the Annuitant.

Your Beneficiary has the right to receive in a lump sum the commuted value of any periodic payments or other amounts remaining due under a Fixed-Period Annuity or Life Annuity with a Guaranteed Period. The commuted value, which is the present value of annuity payments used when an annuity will be paid in a lump sum instead of a series of payments, is equal to the sum of payments less the interest that would have been earned from the effective date of the commuted value calculation to the date each payment would have been made. The interest rate used is the same as that used to determine the guaranteed amount of the annuity payments.

DEATH BENEFITS

AVAILABILITY; CHOOSING BENEFICIARIES

Unless the “Special Option For Spouses” described immediately below applies, the death benefit will be paid if either the Owner or Annuitant dies during the Accumulation Period. When you fill out an application for a Contract, you name one or more Beneficiaries to receive the death benefit if you die. You can change your Beneficiary at any time during the Accumulation Period. For more information on designating Beneficiaries, contact TIAA Life or your legal adviser.

DEFINITION OF SPOUSE UNDER FEDERAL LAW

Any right of a spouse that is made available to continue the contract and all contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of ‘‘spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law, and that same-sex marriages recognized under state law will be recognized for federal law purposes. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax adviser for more information on this subject.

AMOUNT OF DEATH BENEFIT

The amount of the death benefit is your Accumulation Value on the Valuation Day we authorize payment of the death benefit. We will authorize payment of a Beneficiary’s portion of the death benefit on the date we receive (in good order) due proof of death of an Owner or Annuitant and all information required to be furnished for payment of that Beneficiary’s portion of the death benefit.

If you have elected the Guaranteed Minimum Death Benefit (for an additional charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit (see below).

GUARANTEED MINIMUM DEATH BENEFIT OPTION

If you elected the Guaranteed Minimum Death Benefit option (for an additional charge) and, on the Business Day we authorize payment of the death benefit, this amount is greater than the Contract death benefit (which is equal to the Accumulation Value), then we will pay the Guaranteed Minimum Death Benefit instead of the Contract death benefit. The Guaranteed Minimum Death Benefit on any Business Day is equal to the sum of all Premiums credited under the Contract less the “adjusted sum” of each withdrawal made.

The adjusted sum of each withdrawal made is equal to the sum of each withdrawal multiplied by the greater of (1) or the following:

•	the value of the Guaranteed Minimum Death Benefit on the Business Day preceding the withdrawal divided by

•	the Accumulation Value on the Business Day of the withdrawal excluding the effect of any transactions on that day.

Multiple withdrawals made on any single day will be aggregated for the purpose of this calculation.

The following example is intended to illustrate how we calculate the Guaranteed Minimum Death Benefit. Assume:

•	On July 16th, an initial Premium of $10,000 is received by us and the Contract is issued.

•	The Accumulation Value equals $10,000.

•	The Contract death benefit, which is equal to the Accumulation Value, is also $10,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($0), also equals $10,000.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $10,000. Because the Guaranteed Minimum Death Benefit is not greater than the Contract death benefit, we will not instead pay the Guaranteed Minimum Death Benefit.

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•	On August 21st, a withdrawal of $2,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $8,500. After the withdrawal, the Accumulation Value equals $6,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $6,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $2,000 withdrawal is equal to the withdrawal ($2,000) multiplied by the greater of:

1.	(1); or

2.	the prior Business Day’s Guaranteed Minimum Death Benefit ($10,000) divided by the current Accumulation Value excluding the effect of any transactions on that day ($8,500). This equals 1.1764706 ($10,000/$8,500).

•	Because 1.176 is greater than 1, the withdrawal ($2,000) is multiplied by 1.1764706 to equal $2,352.94.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $7,647.06.

If a death benefit were to be paid on this date, it would be equal to the Guaranteed Minimum Death Benefit of $7,647.06, because this amount is greater than the Contract death benefit of $6,500.

•	On September 1st, an additional Premium of $20,000 is received by us.

•	Assume that prior to receipt of the Premium, the Accumulation Value equals $9,000. After the Premium is received, the Accumulation Value equals $29,000.

•	The Contract death benefit, which is equal to the Accumulation Value after the Premium is received, is $29,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $27,647.06 ($30,000–$2,352.94).

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $29,000, which is greater than the Guaranteed Minimum Death Benefit of $27,647.06.

•	On September 28th, a withdrawal of $5,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $31,500. After the withdrawal, the Accumulation Value equals $26,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $26,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $5,000 withdrawal is equal to the withdrawal ($5,000) multiplied by the greater of:

1.	1; or

2.	the prior Business Day’s Guaranteed Minimum Death Benefit ($27,647.06) divided by the current Accumulation Value excluding the effect of any transactions on that day ($31,500). This equals 0.877684 ($27,647.06/$31,500).

•	Because 1 is greater than 0.877684, the withdrawal ($5,000) is multiplied by 1 to equal $5,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($7,352.94=$2,352.94+$5,000), equals $22,647.06.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $26,500, which is greater than the Guaranteed Minimum Death Benefit of $22,647.06.

The Guaranteed Minimum Death Benefit is a guaranteed minimum, which means that we will only pay this amount if it is greater than the Contract death benefit.

The daily charge for the Guaranteed Minimum Death Benefit is shown in the “Separate Account Charges” section of this Prospectus. You may not elect the Guaranteed Minimum Death Benefit after we issue your Contract, and may not cancel it after we issue your Contract.

METHODS OF PAYMENT OF DEATH BENEFITS

If a Death Benefit is payable a Beneficiary may elect a lump sum payment, or, subject to the terms of the contract and State specific provisions, elect to have his or her interest distributed over his or her life, or over a period certain not extending beyond his or her life expectancy.

If there is more than one Beneficiary, we will pay each Beneficiary, his or her portion of the death benefit as determined on the Valuation Day we receive (in good order at our Administrative Office) all information required to be furnished for payment of that Beneficiary’s portion of the death benefit. Because Beneficiaries may provide the required information to us on different days, Beneficiaries may receive differing amounts, even where all Beneficiaries have been designated so as to share equally in the death benefit proceeds.

Death benefit payments in the form of a period certain or life annuity must begin within one year of date of death.

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Benefits under a lump sum option must be paid within 5 years of date of death. Upon payment of the entire death benefit, the Contract will terminate. In all events, the death benefit and the termination provisions of the Contract will be administered in accordance with the requirements of Sections 72(s).

DELAYS IN PAYMENTS

We usually pay the amounts of any surrender, partial withdrawal, death benefit proceeds, or transfer from the Investment Accounts within 7 days after we receive (in good order at our Administrative Office) all applicable acceptable notices, and/or due proofs of death. However, we can postpone these payments if:

•	the New York Stock Exchange is closed for trading, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the SEC; or

•

an emergency exists, as a result of which the SEC determines that (A) the disposal of shares in an Investment Account or its corresponding Portfolio is not reasonably practicable, or (B) it is not reasonably practicable to fairly determine the value of the net assets of an Investment Account or its corresponding Portfolio; or

•	an Investment Account or its corresponding Portfolio otherwise suspends payment or redemption of its shares pursuant to an order of the SEC; or

•	you have submitted a check or draft to our Administrative Office, in which case we have the right to defer payment until the check or draft has been honored.

If, pursuant to SEC rules, the TIAA-CREF Life Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, surrender, or death benefit from the TIAA-CREF Life Money Market Investment Account until the Fund is liquidated.

FEDERAL INCOME TAXES

The following discussion is based on our understanding of current federal income tax law, and is subject to change. For complete information on your personal tax situation, check with a qualified tax adviser.

TAXATION OF ANNUITIES

Contract Eligibility: The Contract can only be purchased as an individual, Non-Qualified contract. All tax information in this prospectus is limited to Non-Qualified Contracts. We do not currently offer Qualified Contracts.

Non-Natural Persons: When the Owner of any Contract is not a natural person (such as a trust), the Owner must generally include in income any increases in the value of the Contract during the taxable year. There are significant exceptions to this rule, such as grantor trusts and certain trusts for the benefit of individuals and a prospective Contract owner which is not a natural person should discuss these potential exceptions with a qualified tax adviser.

The following discussion applies generally to Contracts owned by a natural person that qualify as annuity Contracts for federal income tax purposes.

In General: Internal Revenue Code (IRC) Section 72 governs annuity taxation generally. We believe an Owner who is a natural person usually won’t be taxed on increases in the value of a Contract until there is a distribution (i.e., the Owner withdraws all or part of the Accumulation Value or takes annuity payments). Since transfers among Investment Accounts under the Contract aren’t considered distributions, they won’t be taxed. Assigning, pledging, or agreeing to assign or pledge any part of the Accumulation Value usually will be considered a distribution.

Withdrawals of accumulated investment earnings are taxable as ordinary income. The IRC generally requires withdrawals to be first allocated to investment earnings.

Withdrawals: If you make a withdrawal, the IRC generally treats such a withdrawal as first coming from earnings and then from your Premiums. Such withdrawn earnings are includible in income.

Diversification Requirements. The IRC requires that the investments of each Investment Account of the Separate Account underlying the Contracts be “adequately diversified” in order for Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that each Investment Account, through the Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of a Contract owner to allocate Premiums and transfer amounts among the Investment Accounts of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract owner from being treated as the Owner of the Separate Account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the IRC requires any Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been

24	Prospectus Intelligent Variable Annuity

distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner (as defined under federal law), the Contract may be continued with the surviving spouse as the new Owner (See “Death Benefits”—“Special Option for Spouses”).

Contract endorsements contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Penalty Tax on Certain Withdrawals. The IRC also provides that any amount you receive from your Contract that is included in income may be subject to an IRS tax penalty. The amount of the IRS tax penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)	paid on or after the taxpayer reaches age 59 1/2;

(2)	paid after you die;

(3)	paid if the taxpayer becomes totally disabled (as that term is defined in the IRC);

(4)	paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)	paid under an immediate annuity; or

(6)	that come from purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used. Other exceptions may apply to Qualified Contracts.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, these amounts are taxed to the recipient if distributed in a lump sum, in the same manner as a surrender of the Contract.

Partial 1035 Exchanges. Section 1035 of the IRC provides that a Contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. IRS guidance provides that if a distribution occurs from either of the contracts involved within 180 days of a partial exchange that the IRS may apply general tax principles to determine the substance and hence, the treatment of the transfer. This could result, for example, in the subsequent distribution being treated as money received in the exchange. This 180 day rule does not apply to subsequent distributions taken to effect another 1035 exchange. The IRS guidance also provides that Partial 1035 exchanges are disregarded for purposes of determining whether 2 or more deferred annuity contracts have been purchased from an insurer and its affiliates in a 12 month period. Contract owners should consult their own qualified tax advisers prior to entering into a partial exchange of an annuity contract.

Medicare Tax. Distributions from Contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

OPTIONAL BENEFIT RIDERS

It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59  1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting or activating any optional benefit under the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

Transferring or assigning Contract ownership, pledging the Contract as security for a loan, designating an Annuitant, payee or other Beneficiary who is not also the Owner, selecting certain annuity start dates, or exchanging a Contract can have other tax consequences that we don’t discuss here. We will not record a transfer of ownership unless you tell us the transfer is a gift or, if not, the amount the new owner paid for the Contract. This information is required for tax reporting purposes. If you’re thinking about any of those transactions, contact a qualified tax adviser.

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment option you select, in general, only a portion of the annuity payments you receive will be includable in your gross income. In general, the excludable portion of each annuity payment you receive will be determined as follows: by dividing the “investment in the

Intelligent Variable Annuity Prospectus	25

contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If, after the annuity commencement date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return. You should consult a tax adviser before electing the Initial Payment Guarantee or a feature with stabilized payments.

PARTIAL ANNUITIZATION

If part of an annuity contract’s value is applied to an annuity that provides payments for one or more lives or for a period of at least ten years, those payments will be taxed as annuity payments instead of withdrawals. While the Contract does not offer partial annuitization, this treatment may be obtained through a Partial 1035 Exchange (as described above) to an immediate annuity contract. Please note that if you choose to apply part of your Accumulation Value to a Fixed Period Annuity for less than ten years, those payments will be taxed less favorably, as withdrawals, rather than as annuity payments. Consult your tax advisor. See “The Contract—the Annuity Period.”

WITHHOLDING

Annuity distributions are usually subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

In determining gross income, IRC Section 72(e) will generally treat as one contract all TIAA Life and TIAA Non-Qualified deferred annuity Contracts issued to the same Owner during any calendar year. This could affect when income is taxable and how much might be subject to the 10 percent penalty tax (see above). Consult a qualified tax adviser before buying more than one annuity Contract for the purpose of gaining a tax advantage.

Annuity purchases by residents of Puerto Rico. The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.- source income that is generally subject to United States federal income tax.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. This contract may not be available to certain foreign entity purchasers.

Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity Contract purchase.

OTHER TAX ISSUES

POSSIBLE CHARGE FOR TIAA LIFE’S TAXES

Currently we don’t charge the Separate Account for any federal, state, or local taxes on it or its Contracts (other than premium taxes—see “Charges” and “Premium Taxes”), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Federal Estate Taxes, Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2017, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,490,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Premium Taxes. Some states, the District of Columbia, and Puerto Rico assess premium taxes on the premiums paid

26	Prospectus Intelligent Variable Annuity

under the Contract. We will deduct the total amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, the premium taxes range from 0% to 3.5% (6% for Puerto Rico) depending on the state.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

TAX ADVICE

What we tell you here about federal and other taxes isn’t comprehensive and is for general information only. It doesn’t cover every situation and cannot be used to avoid any tax. Taxation varies depending on the circumstances, and state and local taxes may also be involved. For complete information on your personal tax situation, check with a qualified tax adviser.

GENERAL MATTERS

FINANCIAL CONDITION OF TIAA LIFE

The benefits under your Contract and any rider are paid by us from our General Account assets and/or your Accumulation Value held in the Separate Account. It is important that you understand how your Contract works and how our ability to meet our obligations affects your Contract. Payment of your Contract and rider benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for Accumulation Value allocated to the Investment Accounts. Your Accumulation Value in the Investment Accounts is part of the assets of the Separate Account. These assets are segregated and insulated from our General Account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your Accumulation Value allocated to the Separate Account should generally not be adversely affected by the financial condition of our general account. With very limited exceptions, all assets in the Separate Account attributable to your Accumulation Value and that of all other Contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See “SEPARATE ACCOUNT.”

Assets in the General Account. Any guarantees under the Contract that exceed your Accumulation Value in the Separate Account, such as those associated with the death benefit, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Accumulated Value in the Separate Account are subject to our financial strength and claims-paying ability and our long- term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well, such as market value adjusted annuities, and we also pay our obligations under these products from the assets in our General Account. These General Account products are subject to our claims-paying ability. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the Contract would generally receive the same priority as our other policy holder obligations.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws and regulations determine the amount and type of investments which we can make with General Account assets. In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts required under state law to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations; there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value. We continually evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information (“SAI”). For information on how to obtain a free copy of the SAI, see the cover page of this Prospectus.

Intelligent Variable Annuity Prospectus	27

TELEPHONE AND INTERNET TRANSACTIONS

To speak with a customer service representative to make requests related to your Contract or to obtain more information, you can call the Administrative Office at 877 694-0305.

You can also use the TIAA Life Web Center’s account access feature to check your Accumulation Value and current allocation percentages, and make transfers. You will be led through the transaction process and will use reasonable procedures to confirm that instructions given are genuine. All transactions made through the Web Center are electronically recorded. To use the Web Center’s account access feature, access the TIAA Life Internet home page at www.tiaa.org. Computer systems may not always be available. Any computer system, whether it is yours, your service provider’s, your registered representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.

We may not be able to verify that you are the person providing instructions through the Web Center, or that you have authorized any such person to act for you. We can suspend or terminate your ability to transact by telephone, fax, or over the Internet at any time for any reason.

CONTACTING TIAA LIFE

We won’t consider any notice, form, request, or payment to have been received by TIAA Life until it reaches our Administrative Office in good order. You can ask questions about the contract by calling us toll-free 877 694-0305.

ELECTRONIC PROSPECTUSES

If you received this prospectus electronically and would like a paper copy, please call 877 694-0305, and we will send it to you.

HOUSEHOLDING

To cut costs and eliminate duplicate documents sent to your home, we may begin mailing only one copy of the prospectus, prospectus supplements, annual and semi- annual reports, or any other required documents, to your household, even if more than one Contract owner lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call us toll-free at 877 694-0305, or write us.

SIGNATURE REQUIREMENTS

For some transactions, we may require your signature to be notarized or guaranteed by a commercial bank or a member of a national securities exchange.

ERRORS OR OMISSIONS

We reserve the right to correct any errors or omissions on any form, report or account statement that we send you.

DISTRIBUTING THE CONTRACTS

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

The Contracts are offered by TC Services, a subsidiary of TIAA which is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, or FINRA. TC Services may also enter into selling agreements with third parties to distribute the Contracts. TC Services is considered the “principal underwriter” for interests in the Contract. Anyone distributing the Contract must be a registered representative of TC Services or an entity that has entered into a selling agreement with TC Services. The main office of TC Services is at 730 Third Avenue, New York, New York 10017-3206. No commissions are paid in connection with the distribution of the Contracts, although we pay TC Services a fee from our General Account assets for sales of the Contracts. During fiscal year 2016 we paid TC Services $7,729,945.40, during fiscal year 2015 we paid TC Services $7,856,518, and during fiscal year 2014 we paid TC Services $6,559,876. We intend to recoup payments made to TC Services through fees and charges imposed under the Policy.

LEGAL PROCEEDINGS

Neither the Separate Account, TIAA Life, nor TC Services is involved in any legal action that we consider likely to have a material adverse effect on the Separate Account, the ability of TIAA Life to meet its obligations under the Contract, or the ability of TC Services to perform its contract with the Separate Account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you remit Premiums, or make a cash withdrawal, or transfer among the Investment Accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions and any Advisory Fees you have authorized immediately following the end of each calendar quarter.

You will be sent a statement each quarter which sets forth the following:

(1)	Premiums paid during the quarter;

(2)	the number and dollar value of Accumulation Units in the Investment Accounts credited during the quarter and in total;

28	Prospectus Intelligent Variable Annuity

(3)	cash withdrawals during the quarter; and

(4)	any transfers among the Investment Accounts during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the Portfolios and a schedule of investments held by the Portfolios.

OTHER INFORMATION

Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract owners, Annuitants, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their Annuitants’, Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. Such updates should be communicated in writing to TIAA Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; by calling us between the hours of 8:00 a.m. and 6:00 p.m. Eastern Time, Monday- Friday at 877 694-0305; or 24 hours a day via our website www.tiaa.org.

Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service provides may adversely affect us and the value of your accumulation units. For instance, cyber-attacks may: interfere with our processing of contract transactions, including the processing orders from our website or with the underlying funds; affect our ability to calculate AUVs; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your accumulation units to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your accumulation units that result from cyber-attacks or information security breaches in the future.

Intelligent Variable Annuity Prospectus	29

TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	General Matters
B-3	State Regulation
B-3	Legal Matters
B-3	Experts
B-4	Additional Information
B-4	Financial Statements
Index to Financial Statements

30	Prospectus Intelligent Variable Annuity

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the Separate Account. The table shows per accumulation unit data and total returns for the variable investment accounts of the Separate Account. The data should be read in conjunction with the financial statements and other financial information included in the SAI, which is available without charge upon request.

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

TIAA-CREF Life Balanced Sub-Account
2016		1,717	$26.37 to $26.54	$27.82 to $28.10	$48,048	2.54%	0.25% to 0.60%	5.50% to 5.87%
2015		1,549	$26.19 to $26.27	$26.37 to $26.54	$41,003	3.22%	0.25% to 0.60%	0.67% to 1.02%
2014	(v)	983	$25.00	$26.19 to $26.27	$25,784	5.98%	0.25% to 0.60%	3.49% to 5.09%

TIAA-CREF Life Bond Sub-Account
2016		2,996	$37.74 to $38.82	$39.10 to $40.36	$119,542	2.95%	0.25% to 0.60%	3.61% to 3.98%
2015		2,810	$37.75 to $38.69	$37.74 to $38.82	$107,925	3.65%	0.25% to 0.60%	(0.03)% to 0.32%
2014		2,497	$36.01 to $36.78	$37.75 to $38.69	$95,757	1.73%	0.25% to 0.60%	4.84% to 5.20%
2013		2,144	$36.79 to $37.45	$36.01 to $36.78	$78,245	2.63%	0.25% to 0.60%	(2.13)% to (1.79)%
2012		1,772	$34.62 to $35.12	$36.79 to $37.45	$65,899	4.08%	0.25% to 0.60%	6.27% to 6.65%
2011		1,344	$32.76 to $33.11	$34.62 to $35.12	$46,948	3.76%	0.25% to 0.60%	5.68% to 6.05%
2010		1,000	$30.83 to $31.05	$32.76 to $33.11	$32,981	3.98%	0.25% to 0.60%	6.27% to 6.64%
2009		572	$28.88 to $28.98	$30.83 to $31.05	$17,723	6.05%	0.25% to 0.60%	6.76% to 7.14%
2008	(g)	157	$29.48 to $29.51	$28.88 to $28.98	$4,538	9.46%	0.25% to 0.60%	(0.21)% to 0.14%

TIAA-CREF Life Growth Equity Sub-Account
2016		448	$32.33 to $33.26	$31.83 to $32.86	$14,564	0.55%	0.25% to 0.60%	(1.55)% to (1.21)%
2015		514	$29.66 to $30.40	$32.33 to $33.26	$16,934	0.25%	0.25% to 0.60%	9.01% to 9.39%
2014		421	$26.82 to $27.39	$29.66 to $30.40	$12,703	0.33%	0.25% to 0.60%	10.59% to 10.98%
2013		374	$19.28 to $19.63	$26.82 to $27.39	$10,169	0.30%	0.25% to 0.60%	39.10% to 39.59%
2012		262	$16.58 to $16.82	$19.28 to $19.63	$5,112	0.72%	0.25% to 0.60%	16.29% to 16.70%
2011		266	$16.38 to $16.55	$16.58 to $16.82	$4,450	0.29%	0.25% to 0.60%	1.24% to 1.60%
2010		235	$14.52 to $14.63	$16.38 to $16.55	$3,877	0.57%	0.25% to 0.60%	12.74% to 13.13%
2009		159	$10.79 to $10.83	$14.52 to $14.63	$2,314	1.30%	0.25% to 0.60%	34.66% to 35.13%
2008	(g)	77	$16.06 to $16.07	$10.79 to $10.83	$830	1.72%	0.25% to 0.60%	(41.06)% to (40.86)%

TIAA-CREF Life Growth & Income Equity Sub-Account
2016		503	$51.69 to $53.17	$55.80 to $57.60	$28,636	1.34%	0.25% to 0.60%	7.95% to 8.33%
2015		548	$50.33 to $51.59	$51.69 to $53.17	$28,831	1.13%	0.25% to 0.60%	2.72% to 3.08%
2014		523	$45.57 to $46.55	$50.33 to $51.59	$26,717	1.00%	0.25% to 0.60%	10.42% to 10.81%
2013		532	$34.12 to $34.73	$45.57 to $46.55	$24,559	1.29%	0.25% to 0.60%	33.58% to 34.04%
2012		351	$29.48 to $29.90	$34.12 to $34.73	$12,108	2.01%	0.25% to 0.60%	15.73% to 16.14%
2011		243	$28.80 to $29.11	$29.48 to $29.90	$7,231	1.29%	0.25% to 0.60%	2.35% to 2.71%
2010		128	$25.55 to $25.74	$28.80 to $29.11	$3,717	1.53%	0.25% to 0.60%	12.73% to 13.13%
2009		92	$20.12 to $20.20	$25.55 to $25.74	$2,356	2.17%	0.25% to 0.60%	27.00% to 27.44%
2008	(g)	56	$27.93 to $27.95	$20.12 to $20.20	$1,133	3.04%	0.25% to 0.60%	(35.19)% to (34.96)%

TIAA-CREF Life International Equity Sub-Account
2016		990	$27.15 to $27.93	$27.27 to $28.15	$27,580	1.51%	0.25% to 0.60%	0.45% to 0.80%
2015		1,055	$27.58 to $28.27	$27.15 to $27.93	$29,212	1.40%	0.25% to 0.60%	(1.57)% to (1.23)%
2014		909	$30.13 to $30.78	$27.58 to $28.27	$25,508	1.28%	0.25% to 0.60%	(8.45)% to (8.13)%
2013		936	$24.41 to $24.85	$30.13 to $30.78	$28,653	2.67%	0.25% to 0.60%	23.41% to 23.85%
2012		842	$18.71 to $18.98	$24.41 to $24.85	$20,813	1.91%	0.25% to 0.60%	30.49% to 30.95%
2011		728	$24.73 to $24.99	$18.71 to $18.98	$13,762	1.82%	0.25% to 0.60%	(24.33)% to (24.07)%
2010		590	$20.79 to $20.94	$24.73 to $24.99	$14,714	1.86%	0.25% to 0.60%	18.92% to 19.34%
2009		406	$15.88 to $15.94	$20.79 to $20.94	$8,497	4.78%	0.25% to 0.60%	30.95% to 31.41%
2008	(g)	98	$38.70 to $39.98	$15.88 to $15.94	$1,549	0.11%	0.25% to 0.60%	(50.31)% to (50.14)%

Intelligent Variable Annuity Prospectus	31

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

TIAA-CREF Life Large-Cap Value Sub-Account
2016		257	$69.43 to $71.42	$81.95 to $84.59	$21,528	1.81%	0.25% to 0.60%	18.03% to 18.44%
2015		265	$73.52 to $75.36	$69.43 to $71.42	$15,878	1.55%	0.25% to 0.60%	(5.57)% to (5.24)%
2014		295	$67.87 to $69.33	$73.52 to $75.36	$17,947	1.65%	0.25% to 0.60%	8.33% to 8.71%
2013		341	$50.83 to $51.74	$67.87 to $69.33	$23,464	2.26%	0.25% to 0.60%	33.51% to 33.98%
2012		232	$42.57 to $43.18	$50.83 to $51.74	$11,915	2.15%	0.25% to 0.60%	19.42% to 19.84%
2011		199	$45.53 to $46.03	$42.57 to $43.18	$8,572	1.80%	0.25% to 0.60%	(6.52)% to (6.19)%
2010		141	$38.70 to $38.98	$45.53 to $46.03	$6,467	1.91%	0.25% to 0.60%	17.65% to 18.06%
2009		100	$29.62 to $29.73	$38.70 to $38.98	$3,888	2.25%	0.25% to 0.60%	30.67% to 31.13%
2008	(g)	45	$46.14 to $46.18	$29.62 to $29.73	$1,330	3.00%	0.25% to 0.60%	(41.10)% to (40.89)%

TIAA-CREF Life Money Market Sub-Account
2016		4,018	$11.19 to $11.51	$11.16 to $11.52	$45,741	0.28%	0.25% to 0.60%	(0.31)% to 0.03%
2015		3,770	$11.26 to $11.54	$11.19 to $11.51	$42,948	0.00%	0.25% to 0.60%	(0.59)% to (0.25)%
2014		3,438	$11.32 to $11.57	$11.26 to $11.54	$39,320	0.00%	0.25% to 0.60%	(0.60)% to (0.25)%
2013		3,374	$11.39 to $11.60	$11.32 to $11.57	$38,727	0.00%	0.25% to 0.60%	(0.59)% to (0.24)%
2012		2,789	$11.46 to $11.62	$11.39 to $11.60	$32,123	0.02%	0.25% to 0.60%	(0.58)% to (0.23)%
2011		2,603	$11.52 to $11.65	$11.46 to $11.62	$30,080	0.03%	0.25% to 0.60%	(0.57)% to (0.22)%
2010		2,451	$11.57 to $11.66	$11.52 to $11.65	$28,434	0.12%	0.25% to 0.60%	(0.48)% to (0.13)%
2009		2,005	$11.58 to $11.63	$11.57 to $11.66	$23,308	0.56%	0.25% to 0.60%	(0.06)% to 0.29%
2008	(g)	2,128	$11.38	$11.58 to $11.63	$24,724	1.82%	0.25% to 0.60%	2.25% to 2.60%

TIAA-CREF Life Real Estate Securities Sub-Account
2016		179	$91.16 to $93.77	$94.20 to $97.24	$17,267	2.77%	0.25% to 0.60%	3.34% to 3.70%
2015		174	$87.87 to $90.07	$91.16 to $93.77	$16,146	2.62%	0.25% to 0.60%	3.74% to 4.11%
2014		173	$68.81 to $70.29	$87.87 to $90.07	$15,463	1.79%	0.25% to 0.60%	27.7% to 28.15%
2013		143	$67.94 to $69.16	$68.81 to $70.29	$9,979	2.05%	0.25% to 0.60%	1.28% to 1.63%
2012		115	$57.06 to $57.87	$67.94 to $69.16	$7,923	1.97%	0.25% to 0.60%	19.07% to 19.49%
2011		105	$53.78 to $54.36	$57.06 to $57.87	$6,028	1.41%	0.25% to 0.60%	6.09% to 6.46%
2010		74	$41.25 to $41.55	$53.78 to $54.36	$4,002	2.72%	0.25% to 0.60%	30.38% to 30.84%
2009		47	$33.17 to $33.29	$41.25 to $41.55	$1,930	6.24%	0.25% to 0.60%	24.36% to 24.79%
2008	(g)	21	$52.38 to $52.42	$33.17 to $33.29	$713	9.55%	0.25% to 0.60%	(38.65)% to (38.43)%

TIAA-CREF Life Small-Cap Equity Sub-Account
2016		108	$85.34 to $87.78	$101.68 to $104.96	$11,199	0.88%	0.25% to 0.60%	19.15% to 19.57%
2015		111	$85.98 to $88.13	$85.34 to $87.78	$9,632	0.63%	0.25% to 0.60%	(0.75)% to (0.40)%
2014		123	$80.95 to $82.69	$85.98 to $88.13	$10,800	0.76%	0.25% to 0.60%	6.21% to 6.58%
2013		117	$58.23 to $59.27	$80.95 to $82.69	$9,579	0.75%	0.25% to 0.60%	39.03% to 39.52%
2012		70	$51.37 to $52.11	$58.23 to $59.27	$4,139	1.21%	0.25% to 0.60%	13.34% to 13.74%
2011		63	$53.97 to $54.55	$51.37 to $52.11	$3,269	0.57%	0.25% to 0.60%	(4.81)% to (4.47)%
2010		56	$42.57 to $42.88	$53.97 to $54.55	$3,067	0.99%	0.25% to 0.60%	26.79% to 27.23%
2009		24	$33.52 to $33.65	$42.57 to $42.88	$1,022	1.81%	0.25% to 0.60%	26.99% to 27.43%
2008	(g)	16	$45.78 to $45.82	$33.52 to $33.65	$511	2.52%	0.25% to 0.60%	(32.83)% to (32.60)%

TIAA-CREF Life Social Choice Sub-Account
2016		320	$46.89 to $48.23	$52.84 to $54.54	$17,239	2.34%	0.25% to 0.60%	12.67% to 13.07%
2015		331	$48.48 to $49.70	$46.89 to $48.23	$15,766	2.54%	0.25% to 0.60%	(3.28)% to (2.94)%
2014		328	$43.95 to $44.89	$48.48 to $49.70	$16,156	1.94%	0.25% to 0.60%	10.31% to 10.7%
2013		304	$32.96 to $33.55	$43.95 to $44.89	$13,537	1.94%	0.25% to 0.60%	33.33% to 33.80%
2012		182	$29.09 to $29.50	$32.96 to $33.55	$6,068	2.49%	0.25% to 0.60%	13.33% to 13.72%
2011		115	$29.27 to $29.59	$29.09 to $29.50	$3,382	2.44%	0.25% to 0.60%	(0.64)% to (0.29)%
2010		46	$25.39 to $25.52	$29.27 to $29.59	$1,342	2.04%	0.25% to 0.60%	15.32% to 15.72%
2009		30	$19.27 to $19.32	$25.39 to $25.52	$763	2.91%	0.35% to 0.60%	31.72% to 32.05%
2008	(g)	15	$27.74 to $27.76	$19.27 to $19.32	$290	3.06%	0.25% to 0.60%	(36.47)% to (36.31)%

32	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

TIAA-CREF Life Stock Index Sub-Account
2016		1,372	$58.80 to $60.49	$65.88 to $68.01	$92,405	2.20%	0.25% to 0.60%	12.04% to 12.43%
2015		1,396	$58.90 to $60.38	$58.80 to $60.49	$83,749	2.08%	0.25% to 0.60%	(0.17)% to 0.18%
2014		1,241	$52.68 to $53.82	$58.90 to $60.38	$74,448	1.99%	0.25% to 0.60%	11.79% to 12.18%
2013		1,113	$39.73 to $40.44	$52.68 to $53.82	$59,575	2.29%	0.25% to 0.60%	32.63% to 33.10%
2012		957	$34.35 to $34.84	$39.73 to $40.44	$38,533	2.42%	0.25% to 0.60%	15.65% to 16.06%
2011		861	$34.23 to $34.60	$34.35 to $34.84	$29,901	2.08%	0.25% to 0.60%	0.35% to 0.70%
2010		659	$29.48 to $29.70	$34.23 to $34.60	$22,768	2.34%	0.25% to 0.60%	16.10% to 16.50%
2009		505	$23.11 to $23.20	$29.48 to $29.70	$14,982	2.44%	0.25% to 0.60%	27.60% to 28.04%
2008	(g)	109	$33.76 to $33.79	$23.11 to $23.20	$2,520	5.97%	0.25% to 0.60%	(37.46)% to (37.24)%

Calamos Growth and Income Portfolio Sub-Account
2016		158	$21.09 to $21.70	$22.29 to $23.01	$3,596	2.41%	0.25% to 0.60%	5.69% to 6.06%
2015		177	$20.98 to $21.51	$21.09 to $21.70	$3,798	2.70%	0.25% to 0.60%	0.52% to 0.87%
2014		191	$19.76 to $20.18	$20.98 to $21.51	$4,067	0.96%	0.25% to 0.60%	6.20% to 6.58%
2013		208	$17.08 to $17.38	$19.76 to $20.18	$4,162	1.10%	0.25% to 0.60%	15.70% to 16.11%
2012		207	$15.84 to $16.07	$17.08 to $17.38	$3,576	2.01%	0.25% to 0.60%	7.78% to 8.16%
2011		221	$16.24 to $16.42	$15.84 to $16.07	$3,529	1.47%	0.25% to 0.60%	(2.46)% to (2.12)%
2010		203	$14.65 to $14.75	$16.24 to $16.42	$3,325	1.90%	0.25% to 0.60%	10.92% to 11.31%
2009		118	$10.57 to $10.61	$14.65 to $14.75	$1,732	2.76%	0.25% to 0.60%	38.59% to 39.07%
2008	(g)	58	$14.24 to $14.25	$10.57 to $10.61	$611	0.34%	0.25% to 0.60%	(32.14)% to (31.91)%

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2016		560	$33.32 to $34.28	$33.52 to $34.60	$19,098	0.83%	0.25% to 0.60%	0.60% to 0.95%
2015		337	$34.12 to $34.97	$33.32 to $34.28	$11,411	0.43%	0.25% to 0.60%	(2.32)% to (1.98)%
2014		220	$28.51 to $29.12	$34.12 to $34.97	$7,626	0.20%	0.25% to 0.60%	19.67% to 20.09%
2013		120	$19.41 to $19.75	$28.51 to $29.12	$3,464	0.39%	0.25% to 0.60%	46.90% to 47.41%
2012		67	$16.44 to $16.68	$19.41 to $19.75	$1,315	0.41%	0.25% to 0.60%	18.01% to 18.43%
2011		65	$16.14 to $16.32	$16.44 to $16.68	$1,071	0.20%	0.25% to 0.60%	1.86% to 2.22%
2010		44	$12.99 to $13.09	$16.14 to $16.32	$711	0.19%	0.25% to 0.60%	24.26% to 24.70%
2009		17	$9.72	$12.99 to $13.09	$217	0.00%	0.25% to 0.60%	33.76% to 34.23%
2008	(g)	2	$15.30 to $15.31	$9.72	$17	0.00%	0.50%	(40.70)%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2016		88	$28.64 to $29.46	$30.12 to $31.09	$2,695	0.00%	0.25% to 0.60%	5.17% to 5.54%
2015		98	$30.13 to $30.88	$28.64 to $29.46	$2,851	0.00%	0.25% to 0.60%	(4.95)% to (4.61)%
2014		93	$29.12 to $29.75	$30.13 to $30.88	$2,850	0.00%	0.25% to 0.60%	3.46% to 3.82%
2013		76	$19.92 to $20.28	$29.12 to $29.75	$2,232	0.04%	0.25% to 0.60%	46.17% to 46.68%
2012		27	$16.78 to $17.02	$19.92 to $20.28	$542	0.86%	0.25% to 0.60%	18.71% to 19.13%
2011		21	$16.65 to $16.83	$16.78 to $17.02	$350	0.00%	0.25% to 0.60%	0.78% to 1.13%
2010		193	$13.38 to $13.48	$16.65 to $16.83	$3,235	0.00%	0.25% to 0.60%	24.43 to 24.87%
2009		10	$9.43 to $9.45	$13.38 to $13.48	$134	0.00%	0.25% to 0.60%	41.92% to 42.42%
2008	(g)	3	$14.36 to $14.37	$9.43 to $9.45	$27	0.00%	0.35% to 0.60%	(37.64)% to (37.48)%

Credit Suisse Trust—Commodity Return Strategy Portfolio Sub-Account
2016		14	$15.54 to $15.66	$17.30 to $17.49	$240	0.00%	0.25% to 0.60%	11.35% to 11.74%
2015		4	$20.87 to $20.95	$15.54 to $15.66	$60	0.00%	0.25% to 0.60%	(25.54)% to (25.28)%
2014		2	$25.31	$20.87 to $20.95	$42	0.00%	0.26% to 0.60%	(17.51)% to (17.22)%
2013	(r)	89	$25.00	$25.31	$2	0.00%	0.29%	1.26%

DFA VA Global Bond Portfolio Sub-Account
2016		1,093	$26.18 to $26.52	$26.48 to $26.91	$29,316	1.93%	0.25% to 0.60%	1.12% to 1.47%
2015		804	$25.94 to $26.18	$26.18 to $26.52	$21,266	2.17%	0.25% to 0.60%	0.94% to 1.29%
2014		333	$25.36 to $25.51	$25.94 to $26.18	$8,698	3.25%	0.25% to 0.60%	2.27% to 2.63%
2013		107	$25.61 to $25.67	$25.36 to $25.51	$2,719	0.78%	0.25% to 0.60%	(0.95)% to (0.60)%
2012	(k)	16	$25.07	$25.61 to $25.67	$405	3.04%	0.25% to 0.60%	(0.12)% to 2.23%

Intelligent Variable Annuity Prospectus	33

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

DFA VA Global Moderate Allocation Portfolio Sub-Account
2016		1,575	$25.60 to $25.80	$27.76 to $28.07	$44,117	1.83%	0.25% to 0.60%	8.42% to 8.80%
2015		1,247	$26.29 to $26.40	$25.60 to $25.80	$32,132	1.71%	0.25% to 0.60%	(2.62)% to (2.28)%
2014	(u)	586	$25.50	$26.29 to $26.40	$15,459	2.51%	0.25% to 0.61%	(0.26)% to 3.42%

DFA VA International Small Portfolio Sub-Account
2016		618	$32.57 to $32.99	$34.39 to $34.96	$21,490	3.07%	0.25% to 0.60%	5.60% to 5.97%
2015		372	$30.97 to $31.26	$32.57 to $32.99	$12,219	3.19%	0.25% to 0.60%	5.18% to 5.55%
2014		132	$33.06 to $33.26	$30.97 to $31.26	$4,105	2.85%	0.25% to 0.60%	(6.34)% to (6.01)%
2013		57	$26.18 to $26.24	$33.06 to $33.26	$1,888	3.95%	0.25% to 0.60%	20.13% to 26.75%
2012	(l)	15	$24.28	$26.18 to $26.24	$390	4.68%	0.25% to 0.60%	5.03% to 15.18%

DFA VA International Value Portfolio Sub-Account
2016		821	$27.93 to $28.29	$30.29 to $30.79	$25,168	4.02%	0.25% to 0.60%	8.46% to 8.84%
2015		553	$30.20 to $30.48	$27.93 to $28.29	$15,581	4.02%	0.25% to 0.60%	(7.52)% to (7.19)%
2014		249	$32.72 to $32.91	$30.20 to $30.48	$7,587	5.74%	0.25% to 0.60%	(7.71)% to (7.39)%
2013		100	$27.06 to $27.12	$32.72 to $32.91	$3,276	4.32%	0.25% to 0.60%	19.28% to 21.35%
2012	(m)	15	$22.87	$27.06 to $27.12	$417	6.75%	0.25% to 0.60%	3.38% to 18.40%

DFA VA Short-Term Fixed Portfolio Sub-Account
2016		1,403	$24.71 to $25.03	$24.76 to $25.17	$35,136	0.83%	0.25% to 0.60%	0.19% to 0.54%
2015		968	$24.79 to $25.02	$24.71 to $25.03	$24,138	0.37%	0.25% to 0.60%	(0.30)% to 0.05%
2014		596	$24.90 to $25.05	$24.79 to $25.02	$14,864	0.28%	0.25% to 0.60%	(0.45)% to (0.10)%
2013		234	$24.99 to $25.05	$24.90 to $25.05	$5,855	0.50%	0.25% to 0.60%	(0.35)% to 0.00%
2012	(n)	27	$24.99	$24.99 to $25.05	$664	1.53%	0.25% to 0.60%	(0.10)% to 0.17%

DFA VA US Large Value Portfolio Sub-Account
2016		467	$39.55 to $40.07	$46.74 to $47.51	$22,114	2.39%	0.25% to 0.60%	18.16% to 18.58%
2015		356	$41.20 to $41.58	$39.55 to $40.07	$14,223	2.29%	0.25% to 0.60%	(3.98)% to (3.65)%
2014		250	$37.99 to $38.21	$41.20 to $41.58	$10,363	2.78%	0.25% to 0.60%	8.43% to 8.81%
2013		108	$27.14 to $27.21	$37.99 to $38.21	$4,116	2.48%	0.25% to 0.60%	25.18% to 40.47%
2012	(m)	14	$23.57	$27.14 to $27.21	$389	4.42%	0.25% to 0.60%	1.56% to 15.22%

DFA VA US Targeted Value Portfolio Sub-Account
2016		282	$37.75 to $38.24	$47.85 to $48.63	$13,680	1.31%	0.25% to 0.60%	26.73% to 27.17%
2015		218	$40.08 to $40.45	$37.75 to $38.24	$8,296	1.42%	0.25% to 0.60%	(5.80)% to (5.47)%
2014		167	$38.88 to $39.10	$40.08 to $40.45	$6,749	1.24%	0.25% to 0.60%	3.09% to 3.45%
2013		78	$27.04 to $27.11	$38.88 to $39.10	$3,036	1.38%	0.25% to 0.60%	26.94% to 44.26%
2012	(l)	12	$24.30	$27.04 to $27.11	$328	2.33%	0.25% to 0.60%	2.30% to 11.35%

Delaware VIP Diversified Income Series—Standard Class Sub-Account
2016		2,881	$14.96 to $15.39	$15.39 to $15.89	$45,239	3.37%	0.25% to 0.60%	2.90% to 3.27%
2015		3,048	$15.21 to $15.59	$14.96 to $15.39	$46,398	3.07%	0.25% to 0.60%	(1.67)% to (1.33)%
2014		3,183	$14.53 to $14.84	$15.21 to $15.59	$49,173	2.15%	0.25% to 0.60%	4.69% to 5.05%
2013		2,755	$14.81 to $15.07	$14.53 to $14.84	$40,573	2.23%	0.25% to 0.60%	(1.85)% to (1.51)%
2012		2,037	$13.90 to $14.10	$14.81 to $15.07	$30,504	4.33%	0.25% to 0.60%	6.55% to 6.93%
2011		1,298	$13.14 to $13.28	$13.90 to $14.10	$18,199	5.31%	0.25% to 0.60%	5.76% to 6.13%
2010		574	$12.23 to $12.32	$13.14 to $13.28	$7,591	4.13%	0.25% to 0.60%	7.41% to 7.79%
2009		289	$9.69 to $9.73	$12.23 to $12.32	$3,548	4.59%	0.25% to 0.60%	26.20% to 26.64%
2008	(g)	121	$10.40 to $10.41	$9.69 to $9.73	$1,181	0.00%	0.25% to 0.60%	(5.11)% to (4.78)%

34	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Delaware VIP International Value Equity Series—Standard Class Sub-Account
2016		2,501	$13.39 to $13.77	$13.86 to $14.31	$35,338	1.69%	0.25% to 0.60%	3.56% to 3.93%
2015		2,256	$13.40 to $13.74	$13.39 to $13.77	$30,740	1.84%	0.25% to 0.60%	(0.11)% to 0.24%
2014		1,683	$14.76 to $15.08	$13.40 to $13.74	$22,925	1.15%	0.25% to 0.60%	(9.22)% to (8.90)%
2013		1,011	$12.09 to $12.31	$14.76 to $15.08	$15,139	1.30%	0.25% to 0.60%	22.05% to 22.48%
2012		603	$10.56 to $10.71	$12.09 to $12.31	$7,380	2.29%	0.25% to 0.60%	14.51% to 14.91%
2011		436	$12.42 to $12.55	$10.56 to $10.71	$4,654	1.24%	0.25% to 0.60%	(14.95)% to (14.65)%
2010		502	$11.26 to $11.35	$12.42 to $12.55	$6,292	3.55%	0.25% to 0.60%	10.26% to 10.65%
2009		224	$8.41 to $8.44	$11.26 to $11.35	$2,538	2.76%	0.25% to 0.60%	33.92% to 34.39%
2008	(g)	25	$13.23 to $13.24	$8.41 to $8.44	$210	0.00%	0.25% to 0.60%	(42.77)% to (42.57)%

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2016		393	$49.72 to $51.14	$64.94 to $67.04	$26,012	1.03%	0.25% to 0.60%	30.62% to 31.08%
2015		405	$53.34 to $54.67	$49.72 to $51.14	$20,514	0.67%	0.25% to 0.60%	(6.78)% to (6.45)%
2014		303	$50.68 to $51.77	$53.34 to $54.67	$16,441	0.50%	0.25% to 0.60%	5.23% to 5.60%
2013		219	$38.19 to $38.88	$50.68 to $51.77	$11,296	0.65%	0.25% to 0.60%	32.71% to 33.17%
2012		155	$33.73 to $34.22	$38.19 to $38.88	$5,993	0.84%	0.25% to 0.60%	13.22% to 13.62%
2011		136	$34.39 to $34.76	$33.73 to $34.22	$4,659	0.52%	0.25% to 0.60%	(1.92)% to (1.58)%
2010		130	$26.16 to $26.35	$34.39 to $34.76	$4,524	0.45%	0.25% to 0.60%	31.48% to 31.94%
2009		28	$19.96 to $20.04	$26.16 to $26.35	$746	0.90%	0.25% to 0.60%	31.04% to 31.50%
2008	(g)	14	$27.29 to $27.32	$19.96 to $20.04	$287	0.00%	0.25% to 0.60%	(30.30)% to (30.05)%

Franklin Income VIP Fund—Class 1 Sub-Account
2016		285	$23.54 to $24.21	$26.75 to $27.61	$7,781	4.93%	0.25% to 0.60%	13.65% to 14.05%
2015		288	$25.42 to $26.05	$23.54 to $24.21	$6,892	4.45%	0.25% to 0.60%	(7.40)% to (7.07)%
2014		291	$24.37 to $24.89	$25.42 to $26.05	$7,513	5.04%	0.25% to 0.60%	4.29% to 4.66%
2013		305	$21.47 to $21.86	$24.37 to $24.89	$7,547	6.00%	0.25% to 0.60%	13.50% to 13.90%
2012		238	$19.13 to $19.41	$21.47 to $21.86	$5,176	6.10%	0.25% to 0.60%	12.23% to 12.63%
2011		212	$18.74 to $18.94	$19.13 to $19.41	$4,098	6.20%	0.25% to 0.60%	2.10% to 2.46%
2010		207	$16.70 to $16.82	$18.74 to $18.94	$3,909	6.43%	0.25% to 0.60%	12.19% to 12.58%
2009		105	$12.37 to $12.41	$16.70 to $16.82	$1,756	6.92%	0.25% to 0.60%	35.07% to 35.55%
2008	(g)	53	$17.11 to $17.13	$12.37 to $12.41	$652	2.67%	0.25% to 0.60%	(29.83)% to (29.59)%

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2016		75	$25.84 to $26.58	$29.89 to $30.85	$2,278	2.27%	0.25% to 0.60%	15.66% to 16.06%
2015		89	$27.28 to $27.96	$25.84 to $26.58	$2,350	3.38%	0.25% to 0.60%	(5.26)% to (4.93)%
2014		100	$25.56 to $26.11	$27.28 to $27.96	$2,784	2.06%	0.25% to 0.60%	6.74% to 7.11%
2013		95	$20.01 to $20.36	$25.56 to $26.11	$2,464	2.28%	0.25% to 0.60%	27.76% to 28.21%
2012		84	$17.56 to $17.81	$20.01 to $20.36	$1,695	2.34%	0.25% to 0.60%	13.92% to 14.32%
2011		70	$17.81 to $18.00	$17.56 to $17.81	$1,248	2.87%	0.25% to 0.60%	(1.38)% to (1.04)%
2010		55	$16.07 to $16.19	$17.81 to $18.00	$990	1.75%	0.25% to 0.60%	10.80% to 11.19%
2009		44	$12.80 to $12.84	$16.07 to $16.19	$705	2.20%	0.25% to 0.60%	25.60% to 26.03%
2008	(g)	29	$18.88 to $18.90	$12.80 to $12.84	$376	3.65%	0.25% to 0.60%	(37.31)% to (37.09)%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2016		148	$36.53 to $37.58	$37.91 to $39.13	$5,710	0.00%	0.25% to 0.60%	3.78% to 4.14%
2015		168	$37.67 to $38.61	$36.53 to $37.58	$6,238	0.00%	0.25% to 0.60%	(3.03)% to (2.69)%
2014		153	$35.16 to $35.92	$37.67 to $38.61	$5,864	0.00%	0.25% to 0.60%	7.13% to 7.51%
2013		94	$25.54 to $26.00	$35.16 to $35.92	$3,362	0.00%	0.25% to 0.60%	37.67% to 38.16%
2012		57	$23.12 to $23.46	$25.54 to $26.00	$1,468	0.00%	0.25% to 0.60%	10.45% to 10.84%
2011		57	$24.38 to $24.65	$23.12 to $23.46	$1,336	0.00%	0.25% to 0.60%	(5.16)% to (4.83)%
2010		46	$19.17 to $19.31	$24.38 to $24.65	$1,133	0.00%	0.25% to 0.60%	27.17% to 27.62%
2009		25	$13.40 to $13.45	$19.17 to $19.31	$487	0.00%	0.25% to 0.60%	43.09% to 43.59%
2008	(g)	10	$20.59 to $20.61	$13.40 to $13.45	$137	0.00%	0.25% to 0.60%	(42.69)% to (42.49)%

Intelligent Variable Annuity Prospectus	35

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Janus Aspen Forty Portfolio—Institutional Shares Sub-Account
2016		92	$63.61 to $65.43	$64.62 to $66.70	$6,046	0.00%	0.25% to 0.60%	1.59% to 1.94%
2015		122	$57.02 to $58.45	$63.61 to $65.43	$7,900	0.00%	0.25% to 0.60%	11.55% to 11.94%
2014		93	$52.76 to $53.89	$57.02 to $58.45	$5,417	0.16%	0.25% to 0.60%	8.08% to 8.46%
2013		80	$40.45 to $41.17	$52.76 to $53.89	$4,297	0.69%	0.25% to 0.60%	30.44% to 30.90%
2012		94	$32.77 to $33.24	$40.45 to $41.17	$3,854	0.77%	0.25% to 0.60%	23.41% to 23.85%
2011		76	$35.33 to $35.72	$32.77 to $33.24	$2,519	0.40%	0.25% to 0.60%	(7.25)% to (6.93)%
2010		59	$33.30 to $33.54	$35.33 to $35.72	$2,110	0.38%	0.25% to 0.60%	6.11% to 6.48%
2009		44	$22.89 to $22.98	$33.30 to $33.54	$1,480	0.04%	0.25% to 0.60%	45.46% to 45.97%
2008	(g)	20	$36.87 to $36.90	$22.89 to $22.98	$450	0.08%	0.25% to 0.60%	(44.49)% to (44.29)%

Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account
2016		29	$47.73 to $49.10	$44.39 to $45.82	$1,324	4.74%	0.25% to 0.60%	(7.01)% to (6.68)%
2015		39	$52.53 to $53.85	$47.73 to $49.10	$1,915	0.57%	0.25% to 0.60%	(9.14)% to (8.82)%
2014		44	$59.97 to $61.26	$52.53 to $53.85	$2,344	2.94%	0.25% to 0.60%	(12.40)% to (12.09)%
2013		48	$52.66 to $53.60	$59.97 to $61.26	$2,905	2.82%	0.25% to 0.60%	13.88% to 14.28%
2012		68	$46.69 to $47.36	$52.66 to $53.60	$3,625	0.66%	0.25% to 0.60%	12.79% to 13.18%
2011		92	$69.25 to $69.99	$46.69 to $47.36	$4,338	0.58%	0.25% to 0.60%	(32.57)% to (32.34)%
2010		81	$55.60 to $56.00	$69.25 to $69.99	$5,627	0.74%	0.25% to 0.60%	24.56% to 24.99%
2009		50	$31.15 to $31.27	$55.60 to $56.00	$2,794	0.63%	0.25% to 0.60%	78.49% to 79.11%
2008	(g)	8	$60.86 to $60.91	$31.15 to $31.27	$242	(0.03)%	0.25% to 0.60%	(52.40)% to (52.23)%

Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares Sub-Account
2016		312	$25.83 to $26.57	$30.56 to $31.55	$9,747	1.05%	0.25% to 0.60%	18.32% to 18.73%
2015		312	$26.92 to $27.59	$25.83 to $26.57	$8,214	1.22%	0.25% to 0.60%	(4.04)% to (3.71)%
2014		335	$24.90 to $25.43	$26.92 to $27.59	$9,154	1.39%	0.25% to 0.60%	8.12% to 8.50%
2013		340	$19.86 to $20.22	$24.90 to $25.43	$8,593	1.25%	0.25% to 0.60%	25.34% to 25.78%
2012		333	$17.98 to $18.24	$19.86 to $20.22	$6,689	1.02%	0.25% to 0.60%	10.47% to 10.86%
2011		261	$18.58 to $18.78	$17.98 to $18.24	$4,741	0.84%	0.25% to 0.60%	(3.22)% to (2.89)%
2010		178	$16.16 to $16.28	$18.58 to $18.78	$3,324	0.79%	0.25% to 0.60%	14.97% to 15.37%
2009		207	$12.16 to $12.21	$16.16 to $16.28	$3,370	0.72%	0.25% to 0.60%	32.90% to 33.36%
2008	(g)	40	$16.37 to $16.39	$12.16 to $12.21	$483	1.67%	0.25% to 0.60%	(28.20)% to (27.95)%

John Hancock Emerging Markets Value Trust Portfolio Sub-Account
2016		494	$20.43 to $20.51	$23.98 to $24.15	$11,890	2.58%	0.25% to 0.60%	17.38% to 17.79%
2015	(dd)	248	$25.00	$20.43 to $20.51	$5,077	3.58%	0.25% to 0.60%	(20.48)% to (16.47)%

Matson Money Fixed Income VI Portfolio Sub-Account
2016		888	$24.70 to $24.86	$24.74 to $24.98	$22,113	0.51%	0.25% to 0.60%	0.14% to 0.49%
2015		752	$24.92 to $24.99	$24.70 to $24.86	$18,638	0.00%	0.25% to 0.60%	(0.87)% to (0.52)%
2014	(w)	552	$25.00	$24.92 to $24.99	$13,781	1.00%	0.25% to 0.60%	(0.32)% to (0.03)%

Matson Money International Equity VI Portfolio Sub-Account
2016		529	$22.07 to $22.22	$23.63 to $23.87	$12,575	2.10%	0.25% to 0.60%	7.06% to 7.44%
2015		472	$23.07 to $23.14	$22.07 to $22.22	$10,453	1.18%	0.25% to 0.60%	(4.32)% to (3.98)%
2014	(w)	344	$25.00	$23.07 to $23.14	$7,953	2.66%	0.25% to 0.60%	(8.76)% to (7.45)%

Matson Money U.S. Equity VI Portfolio Sub-Account
2016		609	$25.42 to $25.59	$30.47 to $30.78	$18,667	0.82%	0.25% to 0.60%	19.86% to 20.28%
2015		561	$26.73 to $26.81	$25.42 to $25.59	$14,323	0.63%	0.25% to 0.60%	(4.87)% to (4.54)%
2014	(w)	426	$25.00	$26.73 to $26.81	$11,411	0.72%	0.25% to 0.60%	3.50% to 7.88%

36	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

MFS Global Equity Series—Initial Class Sub-Account
2016		154	$22.36 to $23.00	$23.86 to $24.63	$3,740	0.99%	0.25% to 0.60%	6.71% to 7.08%
2015		137	$22.82 to $23.39	$22.36 to $23.00	$3,114	1.05%	0.25% to 0.60%	(2.00)% to (1.66)%
2014		147	$22.10 to $22.57	$22.82 to $23.39	$3,398	0.75%	0.25% to 0.60%	3.25% to 3.61%
2013		126	$17.39 to $17.70	$22.10 to $22.57	$2,826	0.92%	0.25% to 0.60%	27.05% to 27.49%
2012		72	$14.19 to $14.39	$17.39 to $17.70	$1,274	1.12%	0.25% to 0.60%	22.60% to 23.03%
2011		53	$14.92 to $15.08	$14.19 to $14.39	$765	0.88%	0.25% to 0.60%	(4.89)% to (4.56)%
2010		41	$13.36 to $13.45	$14.92 to $15.08	$611	0.99%	0.25% to 0.60%	11.69% to 12.08%
2009		46	$10.18 to $10.22	$13.36 to $13.45	$614	1.88%	0.25% to 0.60%	31.20% to 31.65%
2008	(g)	33	$13.93 to $13.94	$10.18 to $10.22	$340	0.00%	0.35% to 0.60%	(34.17)% to (33.94)%

MFS Growth Series—Initial Class Sub-Account
2016		17	$44.43 to $45.70	$45.24 to $46.70	$770	0.04%	0.25% to 0.60%	1.83% to 2.19%
2015		28	$41.56 to $42.60	$44.43 to $45.70	$1,265	0.16%	0.25% to 0.60%	6.92% to 7.29%
2014		29	$38.37 to $39.20	$41.56 to $42.60	$1,224	0.10%	0.25% to 0.60%	8.29% to 8.67%
2013		30	$28.21 to $28.71	$38.37 to $39.20	$1,154	0.96%	0.25% to 0.60%	36.03% to 36.51%
2012		29	$24.18 to $24.42	$28.21 to $28.71	$816	0.00%	0.25% to 0.60%	(1.50)% to 16.97%
2011		19	$24.40 to $24.59	$24.18 to $24.42	$466	0.17%	0.35% to 0.60%	(0.92)% to (0.67)%
2010		20	$21.28 to $21.39	$24.40 to $24.59	$484	0.08%	0.35% to 0.60%	14.65% to 14.93%
2009		8	$15.55 to $15.59	$21.28 to $21.39	$166	0.33%	0.35% to 0.60%	36.85% to 37.19%
2008	(g)	4	$10.69 to $10.70	$15.55 to $15.59	$66	0.00%	0.35% to 0.60%	(37.79)% to (37.63)%

MFS Massachusetts Investors Growth Stock Portfolio Sub-Account
2016		182	$19.05 to $19.59	$20.09 to $20.73	$3,721	0.59%	0.25% to 0.60%	5.44% to 5.81%
2015	(cc)	182	$25.00	$19.05 to $19.59	$3,517	0.63%	0.25% to 0.60%	(1.85)% to (1.59)%

MFS Utilities Series—Initial Class Sub-Account
2016		49	$43.69 to $44.94	$48.41 to $49.97	$2,440	3.75%	0.25% to 0.60%	10.81% to 11.19%
2015		50	$51.42 to $52.71	$43.69 to $44.94	$2,202	4.17%	0.25% to 0.60%	(15.03)% to (14.73)%
2014		53	$45.89 to $46.87	$51.42 to $52.71	$2,763	2.66%	0.25% to 0.60%	12.06% to 12.45%
2013		48	$38.30 to $38.99	$45.89 to $46.87	$2,229	4.06%	0.25% to 0.60%	19.80% to 20.22%
2012		29	$33.96 to $34.44	$38.30 to $38.99	$1,131	6.37%	0.25% to 0.60%	12.80% to 13.20%
2011		36	$31.99 to $32.33	$33.96 to $34.44	$1,245	3.85%	0.25% to 0.60%	6.15% to 6.52%
2010		23	$28.28 to $28.42	$31.99 to $32.33	$756	3.05%	0.25% to 0.60%	13.13% to 13.52%
2009		16	$21.38 to $21.43	$28.28 to $28.42	$467	3.74%	0.35% to 0.60%	32.42% to 32.75%
2008	(g)	5	$31.54 to $31.56	$21.38 to $21.43	$105	0.00%	0.25% to 0.50%	(37.98)% to (37.82)%

Neuberger Berman Advisers Management Trust Large Cap Value Portfolio-I Class Sub-Account
2016		104	$22.33 to $22.97	$28.27 to $29.19	$3,006	0.88%	0.25% to 0.60%	26.61% to 27.05%
2015		56	$26.27 to $26.93	$22.33 to $22.97	$1,284	0.73%	0.25% to 0.60%	(12.33)% to (12.02)%
2014		80	$23.33 to $23.83	$26.27 to $26.93	$2,081	0.78%	0.25% to 0.60%	9.20% to 9.58%
2013		57	$17.90 to $18.22	$23.33 to $23.83	$1,357	1.18%	0.25% to 0.60%	36.23% to 36.71%
2012		36	$15.44 to $15.66	$17.90 to $18.22	$654	0.45%	0.25% to 0.60%	15.90% to 16.31%
2011		34	$17.52 to $17.71	$15.44 to $15.66	$535	0.00%	0.25% to 0.60%	(11.89)% to (11.58)%
2010		37	$15.24 to $15.35	$17.52 to $17.71	$653	0.60%	0.25% to 0.60%	14.97% to 15.38%
2009		46	$9.82 to $9.86	$15.24 to $15.35	$707	14.62%	0.25% to 0.60%	55.14% to 55.69%
2008	(g)	21	$18.76 to $18.78	$9.82 to $9.86	$205	0.82%	0.25% to 0.50%	(52.68)% to (52.51)%

Intelligent Variable Annuity Prospectus	37

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2016		1,147	$23.94 to $24.62	$27.64 to $28.53	$32,295	0.72%	0.25% to 0.60%	15.47% to 15.88%
2015		885	$25.47 to $26.11	$23.94 to $24.62	$21,514	0.88%	0.25% to 0.60%	(8.88)% to (8.57)%
2014		607	$23.22 to $23.71	$25.47 to $26.11	$16,203	1.25%	0.25% to 0.60%	13.16% to 13.55%
2013		357	$17.04 to $17.35	$23.22 to $23.71	$8,404	1.41%	0.25% to 0.60%	30.35% to 30.81%
2012		185	$14.84 to $15.05	$17.04 to $17.35	$3,194	0.69%	0.25% to 0.60%	14.84% to 15.24%
2011		130	$15.97 to $16.14	$14.84 to $15.05	$1,951	0.87%	0.25% to 0.60%	(7.06)% to (6.73)%
2010		41	$12.73 to $12.82	$15.97 to $16.14	$655	0.89%	0.25% to 0.60%	25.43% to 25.87%
2009		17	$8.74 to $8.76	$12.73 to $12.82	$224	1.92%	0.25% to 0.60%	45.69% to 46.20%
2008	(g)	6	$14.81 to $14.82	$8.74 to $8.76	$52	0.51%	0.35% to 0.50%	(46.14)% to (46.01)%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2016		203	$14.63 to $15.05	$16.45 to $16.98	$3,402	2.84%	0.25% to 0.60%	12.40% to 12.80%
2015		200	$16.17 to $16.57	$14.63 to $15.05	$2,970	3.13%	0.24% to 0.60%	(9.50)% to (9.18)%
2014		291	$16.15 to $16.49	$16.17 to $16.57	$4,775	5.04%	0.25% to 0.60%	0.12% to 0.47%
2013		376	$16.18 to $16.46	$16.15 to $16.49	$6,168	4.19%	0.25% to 0.60%	(0.18)% to 0.17%
2012		555	$14.14 to $14.34	$16.18 to $16.46	$9,104	6.58%	0.25% to 0.60%	14.42% to 14.82%
2011		295	$13.93 to $14.08	$14.14 to $14.34	$4,204	7.78%	0.25% to 0.60%	1.47% to 1.82%
2010		169	$12.37 to $12.46	$13.93 to $14.08	$2,376	7.35%	0.25% to 0.60%	12.64% to 13.03%
2009		118	$10.22 to $10.25	$12.37 to $12.46	$1,464	10.76%	0.25% to 0.60%	21.01% to 21.43%
2008	(g)	19	$12.31 to $12.32	$10.22 to $10.25	$190	7.84%	0.35% to 0.60%	(16.21)% to (16.00)%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2016		81	$15.05 to $15.16	$17.23 to $17.43	$1,407	1.26%	0.25% to 0.60%	14.53% to 14.93%
2015		83	$20.34 to $20.42	$15.05 to $15.16	$1,257	4.16%	0.25% to 0.61%	(26.02)% to (25.76)%
2014		53	$25.06 to $25.07	$20.34 to $20.42	$1,072	0.51%	0.25% to 0.61%	(18.83)% to (18.55)%
2013	(s)	6	$24.74 to $24.95	$25.06 to $25.07	$145	0.00%	0.37% to 0.52%	0.47% to 1.30%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2016		723	$24.19 to $24.38	$27.30 to $27.60	$19,862	5.42%	0.25% to 0.60%	12.84% to 13.23%
2015		542	$24.86 to $24.96	$24.19 to $24.38	$13,169	5.50%	0.25% to 0.60%	(2.68)% to (2.34)%
2014		229	$24.60	$24.86 to $24.96	$5,695	5.12%	0.25% to 0.60%	1.07% to 1.42%
2013	(t)	—^	$24.43	$24.60	$0	2.43%	0.42%	0.71%

PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class Sub-Account
2016		274	$16.56 to $17.03	$17.15 to $17.70	$4,808	1.66%	0.25% to 0.60%	3.58% to 3.94%
2015		275	$17.33 to $17.77	$16.56 to $17.03	$4,643	1.98%	0.25% to 0.60%	(4.46)% to (4.13)%
2014		279	$17.02 to $17.39	$17.33 to $17.77	$4,923	2.64%	0.25% to 0.60%	1.81% to 2.16%
2013		271	$18.69 to $19.02	$17.02 to $17.39	$4,680	1.21%	0.25% to 0.60%	(8.89)% to (8.57)%
2012		293	$17.55 to $17.80	$18.69 to $19.02	$5,526	6.04%	0.25% to 0.60%	6.47% to 6.84%
2011		375	$16.39 to $16.56	$17.55 to $17.80	$6,643	5.33%	0.25% to 0.60%	7.09% to 7.47%
2010		251	$14.74 to $14.85	$16.39 to $16.56	$4,135	3.36%	0.25% to 0.60%	11.16% to 11.55%
2009		168	$12.67 to $12.72	$14.74 to $14.85	$2,491	3.28%	0.25% to 0.60%	16.34% to 16.75%
2008	(g)	83	$13.38 to $13.39	$12.67 to $12.72	$1,049	2.31%	0.25% to 0.60%	(1.28)% to (0.94)%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2016		3,963	$16.04 to $16.50	$16.80 to $17.34	$67,871	2.44%	0.25% to 0.60%	4.73% to 5.09%
2015		3,240	$16.56 to $16.97	$16.04 to $16.50	$52,857	4.84%	0.25% to 0.60%	(3.14)% to (2.80)%
2014		2,549	$16.13 to $16.48	$16.56 to $16.97	$42,873	1.54%	0.25% to 0.60%	2.64% to 3.00%
2013		2,053	$17.85 to $18.17	$16.13 to $16.48	$33,580	1.98%	0.25% to 0.60%	(9.63)% to (9.31)%
2012		1,903	$16.49 to $16.72	$17.85 to $18.17	$34,367	6.42%	0.25% to 0.60%	8.27% to 8.65%
2011		1,531	$14.83 to $14.99	$16.49 to $16.72	$25,467	5.02%	0.25% to 0.60%	11.18% to 11.57%
2010		1,213	$13.78 to $13.88	$14.83 to $14.99	$18,112	2.54%	0.25% to 0.60%	7.62% to 8.01%
2009		863	$11.69 to $11.74	$13.78 to $13.88	$11,946	3.10%	0.25% to 0.60%	17.86% to 18.28%
2008	(g)	167	$13.19 to $13.21	$11.69 to $11.74	$1,952	2.18%	0.25% to 0.60%	(7.47)% to (7.15)%

38	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

PVC Equity Income Account—Class 1 Sub-Account
2016		1,965	$27.87 to $28.67	$32.06 to $33.09	$64,213	2.79%	0.25% to 0.60%	15.03% to 15.43%
2015		1,714	$29.18 to $29.91	$27.87 to $28.67	$48,566	2.51%	0.25% to 0.60%	(4.50)% to (4.17)%
2014		1,394	$26.03 to $26.58	$29.18 to $29.91	$41,324	2.52%	0.25% to 0.60%	12.13% to 12.52%
2013		1,012	$20.57 to $20.94	$26.03 to $26.58	$26,699	3.22%	0.25% to 0.60%	26.54% to 26.98%
2012		700	$18.31 to $18.57	$20.57 to $20.94	$14,551	3.11%	0.25% to 0.60%	12.34% to 12.73%
2011		571	$17.47 to $17.66	$18.31 to $18.57	$10,552	0.48%	0.25% to 0.60%	4.81% to 5.17%
2010		447	$15.13 to $15.24	$17.47 to $17.66	$7,852	4.40%	0.25% to 0.60%	15.48% to 15.89%
2009		170	$12.68 to $12.71	$15.13 to $15.24	$2,586	6.51%	0.25% to 0.60%	(19.29)% to (19.71)%
2008	(g)	14	$17.63 to $17.65	$12.68 to $12.71	$181	0.00%	0.35% to 0.60%	(34.34)% to (34.17)%

PVC MidCap Account—Class 1 Sub-Account
2016		166	$32.44 to $33.37	$35.59 to $36.74	$6,047	0.42%	0.25% to 0.60%	9.71% to 10.09%
2015		176	$32.11 to $32.91	$32.44 to $33.37	$5,817	0.50%	0.25% to 0.60%	1.04% to 1.39%
2014		198	$28.59 to $29.20	$32.11 to $32.91	$6,471	0.51%	0.25% to 0.60%	12.31% to 12.70%
2013		223	$21.48 to $21.86	$28.59 to $29.20	$6,463	1.66%	0.25% to 0.60%	33.13% to 33.59%
2012		135	$18.09 to $18.35	$21.48 to $21.86	$2,926	0.83%	0.25% to 0.60%	18.73% to 19.15%
2011		102	$16.80 to $16.99	$18.09 to $18.35	$1,862	0.00%	0.25% to 0.60%	7.64% to 8.02%
2010		67	$13.62 to $13.72	$16.80 to $16.99	$1,140	2.45%	0.25% to 0.60%	23.36% to 23.79%
2009	(p)	50	$13.12 to $13.20	$13.62 to $13.72	$684	0.00%	0.25% to 0.60%	3.84% to 3.91%

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account
2016		619	$26.22 to $26.97	$26.38 to $27.23	$16,666	0.00%	0.25% to 0.60%	0.63% to 0.98%
2015		657	$24.91 to $25.54	$26.22 to $26.97	$17,514	0.00%	0.25% to 0.60%	5.23% to 5.60%
2014		620	$23.49 to $23.99	$24.91 to $25.54	$15,673	0.00%	0.25% to 0.60%	6.07% to 6.44%
2013		325	$18.27 to $18.60	$23.49 to $23.99	$7,744	0.00%	0.25% to 0.60%	28.58% to 29.03%
2012		191	$16.62 to $16.85	$18.27 to $18.60	$3,527	3.50%	0.25% to 0.60%	9.95% to 10.34%
2011		170	$17.50 to $17.69	$16.62 to $16.85	$2,857	0.00%	0.25% to 0.60%	(5.08)% to (4.74)%
2010		151	$16.40 to $16.52	$17.50 to $17.69	$2,666	0.00%	0.25% to 0.60%	6.72% to 7.10%
2009		123	$10.48 to $10.54	$16.40 to $16.52	$2,033	0.00%	0.25% to 0.60%	56.46% to 57.01%
2008	(g)	23	$15.71 to $15.72	$10.48 to $10.54	$240	0.00%	0.25% to 0.60%	(39.76)% to (39.55)%

Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account
2016		50	$33.10 to $34.04	$41.06 to $42.39	$2,098	0.00%	0.25% to 0.60%	24.08% to 24.51%
2015		45	$46.79 to $47.97	$33.10 to $34.04	$1,513	0.00%	0.25% to 0.60%	(29.27)% to (29.03)%
2014		47	$58.69 to $59.95	$46.79 to $47.97	$2,230	0.00%	0.25% to 0.60%	(20.27)% to (19.99)%
2013		47	$53.80 to $54.76	$58.69 to $59.95	$2,785	0.00%	0.25% to 0.60%	9.10% to 9.48%
2012		58	$55.75 to $56.55	$53.80 to $54.76	$3,155	8.05%	0.25% to 0.60%	(3.50)% to (3.16)%
2011		54	$69.54 to $70.29	$55.75 to $56.55	$3,064	0.00%	0.25% to 0.60%	(19.83)% to (19.55)%
2010		45	$54.88 to $55.27	$69.54 to $70.29	$3,176	0.06%	0.25% to 0.60%	26.72% to 27.16%
2009		32	$31.29 to $31.46	$54.88 to $55.27	$1,756	0.24%	0.25% to 0.60%	75.36% to 75.97%
2008	(g)	8	$62.09 to $62.14	$31.29 to $31.46	$251	0.03%	0.25% to 0.60%	(53.47)% to (53.30)%

Prudential Series Fund—Value Portfolio—Class II Sub-Account
2016		154	$33.82 to $34.79	$37.31 to $38.51	$5,851	0.00%	0.25% to 0.60%	10.29% to 10.68%
2015		248	$37.21 to $38.14	$33.82 to $34.79	$8,577	0.00%	0.25% to 0.60%	(9.09)% to (8.77)%
2014		246	$34.13 to $34.87	$37.21 to $38.14	$9,307	0.00%	0.25% to 0.60%	9.00% to 9.39%
2013		177	$25.91 to $26.37	$34.13 to $34.87	$6,125	0.00%	0.25% to 0.60%	31.74% to 32.20%
2012		192	$22.84 to $23.17	$25.91 to $26.37	$5,039	0.55%	0.25% to 0.60%	13.45% to 13.85%
2011		201	$24.41 to $24.68	$22.84 to $23.17	$4,639	0.52%	0.25% to 0.60%	(6.45)% to (6.12)%
2010		218	$21.66 to $21.82	$24.41 to $24.68	$5,346	0.31%	0.25% to 0.60%	12.71% to 13.10%
2009		92	$15.41 to $15.47	$21.66 to $21.82	$2,008	1.08%	0.25% to 0.60%	40.54% to 41.04%
2008	(g)	22	$24.84 to $24.86	$15.41 to $15.47	$343	0.00%	0.25% to 0.60%	(42.90)% to (42.70)%

Intelligent Variable Annuity Prospectus	39

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2016		103	$16.06 to $16.52	$19.11 to $19.72	$2,009	1.06%	0.25% to 0.60%	19.00% to 19.41%
2015		26	$18.45 to $18.91	$16.06 to $16.52	$421	0.00%	0.25% to 0.60%	(12.98)% to (12.68)%
2014		33	$19.25 to $19.66	$18.45 to $18.91	$616	0.00%	0.25% to 0.60%	(4.16)% to (3.82)%
2013		31	$16.01 to $16.29	$19.25 to $19.66	$603	0.40%	0.25% to 0.60%	20.26% to 20.68%
2012		57	$14.97 to $15.18	$16.01 to $16.29	$916	0.00%	0.25% to 0.60%	6.96% to 7.34%
2011		68	$17.13 to $17.31	$14.97 to $15.18	$1,033	2.42%	0.25% to 0.60%	(12.63)% to (12.32)%
2010		78	$13.26 to $13.36	$17.13 to $17.31	$1,345	2.74%	0.25% to 0.60%	29.18% to 29.64%
2009		45	$8.44 to $8.47	$13.26 to $13.36	$605	0.00%	0.25% to 0.60%	57.10% to 57.65%
2008	(g)	19	$13.75 to $13.76	$8.44 to $8.47	$156	4.97%	0.25% to 0.60%	(43.61)% to (43.41)%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2016		344	$15.76 to $16.21	$18.95 to $19.56	$6,666	1.78%	0.25% to 0.60%	20.24% to 20.66%
2015		381	$17.98 to $18.43	$15.76 to $16.21	$6,116	0.73%	0.25% to 0.60%	(12.33)% to (12.02)%
2014		402	$17.52 to $17.89	$17.98 to $18.43	$7,341	0.13%	0.25% to 0.60%	2.62% to 2.98%
2013		387	$13.08 to $13.31	$17.52 to $17.89	$6,877	1.15%	0.25% to 0.60%	33.95% to 34.42%
2012		364	$11.70 to $11.86	$13.08 to $13.31	$4,806	0.12%	0.25% to 0.60%	11.83% to 12.22%
2011		321	$12.16 to $12.30	$11.70 to $11.86	$3,790	0.37%	0.25% to 0.60%	(3.86)% to (3.52)%
2010		263	$10.15 to $10.23	$12.16 to $12.30	$3,220	0.15%	0.25% to 0.60%	19.80% to 20.22%
2009		148	$7.55 to $7.58	$10.15 to $10.23	$1,515	0.00%	0.25% to 0.60%	34.40% to 34.86%
2008	(g)	38	$10.01 to $10.02	$7.55 to $7.58	$286	1.31%	0.25% to 0.60%	(27.62)% to (27.36)%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2016		68	$28.25 to $28.35	$25.14 to $25.32	$1,722	0.00%	0.24% to 0.60%	(11.02)% to (10.71)%
2015		129	$25.20 to $25.21	$28.25 to $28.35	$3,658	0.00%	0.12% to 0.56%	12.08% to 12.48%
2014	(x)	3	$24.99	$25.20 to $25.21	$77	0.00%	0.36%	0.84% to 1.07%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2016		1,489	$25.07 to $25.41	$25.26 to $25.69	$37,993	1.36%	0.25% to 0.60%	0.76% to 1.11%
2015		1,235	$25.14 to $25.39	$25.07 to $25.41	$31,212	1.14%	0.25% to 0.60%	(0.29)% to 0.06%
2014		903	$25.13 to $25.29	$25.14 to $25.39	$22,828	1.24%	0.25% to 0.60%	0.04% to 0.39%
2013		613	$25.25 to $25.32	$25.13 to $25.29	$15,454	1.51%	0.25% to 0.60%	(0.47)% to (0.12)%
2012	(q)	220	$24.97	$25.25 to $25.32	$5,564	1.48%	0.25% to 0.60%	1.02% to 1.26%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2016		1,113	$10.48 to $10.78	$12.27 to $12.67	$13,935	1.09%	0.25% to 0.60%	17.09% to 17.50%
2015		1,125	$13.09 to $13.41	$10.48 to $10.78	$12,000	2.46%	0.25% to 0.60%	(19.91)% to (19.62)%
2014		926	$14.32 to $14.63	$13.09 to $13.41	$12,311	1.81%	0.25% to 0.60%	(8.64)% to (8.32)%
2013		634	$14.52 to $14.77	$14.32 to $14.63	$9,221	2.03%	0.25% to 0.60%	(1.33)% to (0.98)%
2012		457	$12.88 to $13.06	$14.52 to $14.77	$6,727	1.64%	0.25% to 0.60%	12.72% to 13.12%
2011		329	$15.36 to $15.53	$12.88 to $13.06	$4,277	1.14%	0.25% to 0.60%	(16.17)% to (15.88)%
2010		273	$13.12 to $13.21	$15.36 to $15.53	$4,222	1.32%	0.25% to 0.60%	17.13% to 17.54%
2009		182	$7.61 to $7.63	$13.12 to $13.21	$2,399	3.26%	0.25% to 0.60%	72.29% to 72.89%
2008	(g)	18	$14.04 to $14.05	$7.61 to $7.63	$137	0.60%	0.35% to 0.60%	(52.90)% to (52.78)%

Vanguard VIF Capital Growth Portfolio Sub-Account
2016		73	$25.71 to $25.81	$28.33 to $28.53	$2,086	1.04%	0.25% to 0.59%	10.18% to 20.44%
2015		16	$25.21	$25.71 to $25.81	$404	0.53%	0.15% to 0.60%	2.16% to 3.69%
2014	(z)	2	$25.57	$25.21	$46	0.00%	0.20% to 0.45%	(1.43)% to (0.81)%

Vanguard VIF Equity Index Portfolio Sub-Account
2016		1,894	$25.89 to $25.98	$28.77 to $28.98	$54,854	0.80%	0.25% to 0.60%	11.14% to 11.53%
2015		306	$25.72	$25.89 to $25.98	$7,945	0.88%	0.25% to 0.60%	(0.01)% to 1.32%
2014	(aa)	1	$26.00	$25.72	$19	0.00%	0.20% to 0.50%	(1.10)% to (1.04)%

40	Prospectus Intelligent Variable Annuity

continued

							For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000's)		Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Vanguard VIF High Yield Bond Portfolio Sub-Account
2016		752		$24.91 to $25.00	$27.57 to $27.77	$20,834	4.04%	0.25% to 0.60%	10.69% to 11.08%
2015	(bb)	395		$25.00	$24.91 to $25.00	$9,866	0.58%	0.25% to 0.60%	(4.20)% to (2.00)%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2016		666		$25.35 to $25.45	$28.00 to $28.21	$18,748	1.07%	0.25% to 0.60%	10.45% to 10.84%
2015		326		$25.88	$25.35 to $25.45	$8,283	0.42%	0.25% to 0.60%	(5.83)% to 1.24%
2014	(aa)	4		$26.11	$25.88	$114	0.00%	0.20% to 0.37%	(0.89)%

Vanguard VIF REIT Index Portfolio Sub-Account
2016		395		$25.81 to $25.91	$27.80 to $28.00	$11,041	1.94%	0.25% to 0.60%	7.71% to 8.09%
2015		173		$25.41	$25.81 to $25.91	$4,480	0.97%	0.25% to 0.60%	(6.59)% to 1.97%
2014	(y)	23		$25.39	$25.41	$582	0.00%	0.22% to 0.56%	(1.19)% to 0.06%

Vanguard VIF Small Co Growth Portfolio Sub-Account
2016		309		$25.24 to $25.33	$28.83 to $29.04	$8,946	0.28%	0.25% to 0.60%	14.25% to 14.65%
2015		164		$26.11	$25.24 to $25.33	$4,161	0.06%	0.25% to 0.60%	(9.08)% to (1.07)%
2014	(aa)	—	^	$26.03	$26.11	$1	0.00%	0.20%	0.33%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2016		1,701		$24.88 to $24.98	$25.35 to $25.53	$43,317	1.80%	0.25% to 0.60%	1.86% to 2.22%
2015		820		$24.95	$24.88 to $24.98	$20,447	0.48%	0.23% to 0.59%	(0.27)% to 0.08%
2014	(z)	—	^	$24.93	$24.95	$5	0.00%	0.43%	0.07%

VY Clarion Global Real Estate Portfolio—Class I Sub-Account
2016		201		$37.43 to $38.19	$37.54 to $38.43	$7,672	1.19%	0.25% to 0.60%	0.29% to 0.64%
2015		264		$38.20 to $38.83	$37.43 to $38.19	$10,021	3.23%	0.25% to 0.60%	(2.01)% to (1.67)%
2014		262		$33.69 to $34.13	$38.20 to $38.83	$10,118	1.20%	0.25% to 0.60%	13.38% to 13.78%
2013		136		$32.61 to $32.91	$33.69 to $34.13	$4,617	6.26%	0.25% to 0.60%	3.33% to 3.69%
2012		74		$26.02 to $26.17	$32.61 to $32.91	$2,437	0.80%	0.25% to 0.60%	25.33% to 25.77%
2011		44		$27.59 to $27.66	$26.02 to $26.17	$1,162	4.11%	0.25% to 0.60%	(5.72)% to (5.39)%
2010	(o)	9		$25.00	$27.59 to $27.66	$255	4.21%	0.25% to 0.60%	10.38% to 10.64%

Wanger International Sub-Account
2016		211		$51.90 to $53.39	$50.87 to $52.50	$10,968	1.14%	0.25% to 0.60%	(2.00)% to (1.65)%
2015		241		$52.16 to $53.47	$51.90 to $53.39	$12,736	1.46%	0.25% to 0.60%	(0.50)% to (0.15)%
2014		237		$54.89 to $56.07	$52.16 to $53.47	$12,587	1.56%	0.25% to 0.60%	(4.98)% to (4.64)%
2013		169		$45.13 to $45.94	$54.89 to $56.07	$9,409	2.73%	0.25% to 0.60%	21.64% to 22.06%
2012		128		$37.35 to $37.88	$45.13 to $45.94	$5,846	1.47%	0.25% to 0.60%	20.83% to 21.26%
2011		85		$44.01 to $44.48	$37.35 to $37.88	$3,194	4.82%	0.25% to 0.60%	(15.13)% to (14.83)%
2010		34		$35.44 to $35.70	$44.01 to $44.48	$1,496	2.75%	0.25% to 0.60%	24.17% to 24.61%
2009		21		$23.80 to $23.87	$35.44 to $35.70	$748	3.13%	0.25% to 0.60%	48.89% to 49.41%
2008	(g)	4		$39.08 to $39.11	$23.80 to $23.87	$85	0.00%	0.35% to 0.60%	(45.93)% to (45.79)%

Wanger Select Sub-Account
2016		46		$38.89 to $40.01	$43.83 to $45.24	$2,043	0.18%	0.25% to 0.60%	12.68% to 13.08%
2015		46		$39.03 to $40.01	$38.89 to $40.01	$1,836	0.01%	0.25% to 0.60%	(0.35)% to 0.00%
2014		50		$38.07 to $38.89	$39.03 to $40.01	$2,001	0.00%	0.25% to 0.60%	2.52% to 2.88%
2013		51		$28.46 to $28.97	$38.07 to $38.89	$1,973	0.29%	0.25% to 0.60%	33.77% to 34.24%
2012		58		$24.17 to $24.51	$28.46 to $28.97	$1,682	0.49%	0.25% to 0.60%	17.75% to 18.16%
2011		43		$29.54 to $29.85	$24.17 to $24.51	$1,056	1.86%	0.25% to 0.60%	(18.17)% to (17.89)%
2010		36		$23.48 to $23.65	$29.54 to $29.85	$1,085	0.49%	0.25% to 0.60%	25.81% to 26.25%
2009		46		$14.21 to $14.25	$23.48 to $23.65	$1,078	0.00%	0.25% to 0.60%	65.19% to 65.77%
2008	(g)	5		$25.59 to $25.62	$14.21 to $14.25	$67	0.00%	0.35% to 0.60%	(49.39)% to (49.25)%

Intelligent Variable Annuity Prospectus	41

CONDENSED FINANCIAL INFORMATION	concluded

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000's)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000's)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Wanger USA Sub-Account
2016		14	$58.98 to $60.67	$66.65 to $68.80	$959	0.00%	0.25% to 0.60%	13.01% to 13.40%
2015		13	$59.70 to $61.19	$58.98 to $60.67	$796	0.00%	0.25% to 0.60%	(1.20)% to (0.86)%
2014		12	$57.32 to $58.55	$59.70 to $61.19	$735	0.00%	0.25% to 0.60%	4.16% to 4.52%
2013		14	$43.11 to $43.88	$57.32 to $58.55	$805	0.18%	0.25% to 0.60%	23.85% to 33.42%
2012		21	$36.14 to $36.65	$43.11 to $43.88	$909	0.33%	0.25% to 0.60%	19.30% to 19.60%
2011		23	$37.67 to $38.08	$36.14 to $36.65	$844	0.00%	0.25% to 0.60%	(4.07)% to (3.73)%
2010		18	$30.72 to $30.95	$37.67 to $38.08	$695	0.00%	0.25% to 0.60%	22.61% to 23.04%
2009		14	$21.73 to $21.81	$30.72 to $30.95	$430	0.00%	0.25% to 0.60%	41.38% to 41.87%
2008	(g)	2	$33.07 to $33.09	$21.73 to $21.81	$43	0.00%	0.25% to 0.60%	(40.05)% to (39.84)%

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2016		882	$13.75 to $14.15	$15.80 to $16.31	$14,223	5.36%	0.25% to 0.60%	14.92% to 15.32%
2015		1,199	$14.69 to $15.06	$13.75 to $14.15	$16,808	6.10%	0.25% to 0.60%	(6.40)% to (6.07)%
2014		1,102	$14.95 to $15.28	$14.69 to $15.06	$16,466	9.29%	0.25% to 0.60%	(1.74)% to (1.40)%
2013		528	$14.16 to $14.41	$14.95 to $15.28	$8,009	7.55%	0.25% to 0.60%	5.63% to 6.00%
2012		365	$12.04 to $12.21	$14.16 to $14.41	$5,227	8.88%	0.25% to 0.60%	17.62% to 18.03%
2011		200	$11.90 to $12.03	$12.04 to $12.21	$2,429	7.54%	0.25% to 0.60%	1.11% to 1.46%
2010		187	$10.42 to $10.50	$11.90 to $12.03	$2,245	9.20%	0.25% to 0.60%	14.23 to 14.63%
2009		237	$6.74 to $6.77	$10.42 to $10.50	$2,488	12.06%	0.25% to 0.60%	54.63% to 55.17%
2008	(g)	57	$9.56 to $9.57	$6.74 to $6.77	$387	10.94%	0.25% to 0.60%	(31.24)% to (30.99)%
(a)	Does not include expenses of underlying TIAA-CREF Life Fund.
(b)	Not annualized for periods less than one year.
(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(d)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as administrative expenses and mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.
(e)	These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administrative expenses and mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(f)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.
(g)	Sub-account commenced operations on February 5, 2008.
(k)	Sub-account commenced operations on May 9, 2012.
(l)	Sub-account commenced operations on May 7, 2012.
(m)	Sub-account commenced operations on July 10, 2012.
(n)	Sub-account commenced operations on June 27, 2012.
(o)	Sub-account commenced operations on May 1, 2010.
(p)	Sub-account commenced operations on October 23, 2009.
(q)	Sub-account commenced operations on March 19, 2012.
(r)	Sub-account commenced operations on November 26, 2013.
(s)	Sub-account commenced operations on November 20, 2013.
(t)	Sub-account commenced operations on December 9, 2013.
(u)	Sub-account commenced operations on January 3, 2014.
(v)	Sub-account commenced operations on February 19, 2014.
(w)	Sub-account commenced operations on February 20, 2014.
(x)	Sub-account commenced operations on December 17, 2014.
(y)	Sub-account commenced operations on December 19, 2014.
(z)	Sub-account commenced operations on December 22, 2014.
(aa)	Sub-account commenced operations on December 23, 2014.
(bb)	Sub-account commenced operations on January 16, 2015.
(cc)	Sub-account commenced operations on March 27, 2015.
(dd)	Sub-account commenced operations on January 21, 2015.
^	Amount represents less than 1,000 units.

42	Prospectus Intelligent Variable Annuity

For more information about Intelligent Variable Annuity

How to reach us

TIAA Life website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa.org

24 hours a day, 7 days a week

Administrative Office

877 694-0305

8:00 a.m. to 6:00 p.m. ET Monday–Friday

To learn more about the Contract, you should read the Statement of Additional Information (“SAI”) dated the same date as this prospectus. The SAI contains more detailed information about the Contract than is contained in this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of the prospectus. The table of contents for the SAI appears on the last page of this prospectus. For a free copy of the SAI, to receive personalized illustrations of Accumulation Values, or to request other information about the Contract, please call or write to us at our Administrative Office 877 694-0305.

The SAI has been filed with the SEC. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about the Contract and us. Information about us and the Contract (including the SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 202 551-8090.

Investment Company Act of 1940

Registration File No. 811-08963

A11511

5/17

Statement of Additional Information

Intelligent Variable Annuity

Individual Flexible Premium Deferred Variable

Annuity Contract

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

MAY 1, 2017

This Statement of Additional Information (“SAI”) contains additional information regarding the Intelligent Variable Annuity—an individual flexible premium deferred variable annuity contract (the “Contract”) offered by TIAA-CREF Life Insurance Company (the “Company” or “TIAA-CREF Life”). This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated May 1, 2017 and the prospectuses for the mutual funds that serve as investment options for the Contract. You may obtain a copy of these prospectuses at no charge by writing us at: TIAA-CREF Life Insurance Company, P.O. Box 724508 Atlanta, GA 31139 or calling us toll-free at 877 694-0305. In addition, if you receive a summary prospectus for any fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.

Table of contents for the statement of additional information

General Matters	B-2
State Regulation	B-3
Legal Matters	B-3
Experts	B-3
Additional Information	B-4
Financial Statements	B-4
Index to Financial Statements

General matters

The contract

The Contract and the application are the entire contractual agreement between you and TIAA-CREF Life, (“TIAA Life”). We have issued the Contract in return for your completed application and the first Premium. Any endorsement to or amendment of the Contract or waiver of any of its provisions will be valid only if in writing and signed by an executive officer or a registrar of TIAA Life. All benefits are payable at our home office in New York, NY or at an administrative office designated by us. The Contract is incontestable.

Assignment of contracts

You may assign a Non-Qualified Contract prior to the annuity starting date. We assume no responsibility for the validity of any such assignment, nor will we be charged with notice of any assignment unless it is in writing and has been received in good order by us. The rights of the Owners, Annuitant, any Second Annuitant, any Beneficiaries and any other person to receive benefits under the Non-Qualified Contract will be subject to the terms of any assignment. You should consult your tax advisor before making any assignment of the Contract. You may not assign the Contract on or after the annuity starting date.

Payment to an estate, guardian, trustee, etc.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity not a natural person. Neither TIAA Life nor the Separate Account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

Benefits based on incorrect information

If the amounts of benefits provided under a Contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the Separate Account, appropriate adjustments will be made. Any amounts so paid or charged will include compound interest at the effective rate of 6% per year.

Proof of survival

We reserve the right to require satisfactory proof that anyone named to receive benefits under a Contract is living on the date payment is due. If this proof is not received after a request in writing, the Separate Account will have the right to make reduced payments or to withhold payments entirely until such proof is received. If under a two-life annuity we have overpaid benefits because we were not notified of a death, we will reduce or withhold subsequent payments until the amount of the overpayment, plus compound interest at the rate of 6% per year, has been recovered.

Protection against claims of creditors

The benefits and rights accruing to you or any other persons under the Contract are exempt from the claims of creditors or legal process to the fullest extent permitted by law.

Procedures for elections and change

You have to make any choice or change available under the Contract in a form acceptable to us at our home office in New York, NY or an administrative office designated by us. If you send us a notice changing your Beneficiaries or other persons named to receive payments, it will take effect as of the date it was signed even if you then die before the notice actually reaches us in good order. Any other notice will take effect as of the date we receive it in good order. If we take any action in good faith before receiving the notice, we will not be subject to liability even if our acts were contrary to what you told us in the notice. If a joint Owner has been named and both Owners are living, authorization from both Owners is required for changes and transactions other than transfers and allocation of Premiums.

B-2	Statement of Additional Information ∎ Intelligent Variable Annuity

Financial support agreement

The Contracts are issued by TIAA Life. All of the stock of TIAA Life is held by Teachers Insurance and Annuity Association of America (TIAA).

TIAA Life has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that TIAA Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA Life’s financial strength rating at least the same as TIAA’s rating at all times. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any Contractowner of TIAA Life with recourse to TIAA.

Management related service contracts

Pursuant to an administrative service agreement with our parent company, TIAA, McCamish Systems LLC, a Georgia Limited Liability Company, provides product administration to TIAA Life. We also have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the Separate Account of TIAA Life. TIAA Life on behalf of the Separate Account has entered an agreement whereby JP Morgan will provide certain custodial settlement and other associated services to the Separate Account.

McCamish Systems LLC is located at 6425 Powers Ferry Road Suite 300, Atlanta, GA 30339. For years 2016, 2015 and 2014 TIAA Life provided total compensation for product administrative services of $7,114,744, $7,026,813, and $8,868,827 for all life insurance and non-qualified annuities product administration. State Street Bank and Trust Company is located at One Lincoln Street, Boston, Massachusetts, 02111. For years 2016, 2015 and 2014 TIAA Life paid custody fees of $389,700, $389,700 and $334,218. JP Morgan is located at One Beacon Street, Floor 19, Boston, MA 02108. For years 2016, 2015 and 2014, TIAA Life provided compensation for trade settlement services of $55,978, $53,606, and $49,315.

State regulation

TIAA Life and the Separate Account are subject to regulation by the New York Department of Financial Services (“Department”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA Life and the Separate Account must file with the Department periodic statements on forms promulgated by the Department. The Separate Account books and assets are subject to review and examination by the Department and the Department’s agents at all times, and a full examination into the affairs of the Separate Account is made at least every five years. In addition, a full examination of the Separate Account’s operations is usually conducted periodically by some other states.

Legal matters

All matters of applicable state law pertaining to the contracts, including TIAA-CREF Life’s right to issue the contracts, have been passed upon by Meredith Kornreich, General Counsel of TIAA-CREF Life.

EXPERTS

PricewaterhouseCoopers LLP is the independent registered public accounting firm for the TIAA-CREF Life Separate Account VA-1. PricewaterhouseCoopers LLP is also the independent registered public accounting firm TIAA-CREF Life Insurance Company and Teachers Insurance and Annuity Association of America.

Separate Account Financial Statements

The financial statements of TIAA-CREF Life Separate Account VA-1 as of December 31, 2016 and for each of the periods indicated therein included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, the independent registered public accounting firm, located at 100 East Pratt Street, Suite 1900, Baltimore, MD 21202 given on the authority of said firm as experts in auditing and accounting.

TIAA-CREF Life Insurance Company Statutory Basis Financial Statements

The statutory basis financial statements as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, the independent registered public accounting firm, located at 300 Madison Avenue, New York, New York 10017, given on the authority of said firm as experts in auditing and accounting.

Teachers Insurance and Annuity Association of America Statutory Basis Financial Statements

The statutory basis financial statements as of December 31, 2016 and 2015 and for each of the three years in the period ended December 31, 2016 included in this Registration Statement have been so included in reliance on the report

Intelligent Variable Annuity ∎ Statement of Additional Information	B-3

PricewaterhouseCoopers LLP, the independent registered public accounting firm, located at 300 Madison Avenue, New York, New York 10017, given on the authority of said firm as experts in auditing and accounting.

Additional information

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the Contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the registration statement, and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

Financial statements

Audited financial statements of the Separate Account, TIAA Life, and Teachers Insurance and Annuity Association of America (TIAA) follow.

TIAA Life’s financial statements should be considered only as bearing upon TIAA Life’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

TIAA financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the financial support agreement with TIAA Life. They should not be considered as bearing on the ability of TIAA Life’s ability to meet its obligations under the Contracts nor on the investment performance of the assets held in the Separate Account.

B-4	Statement of Additional Information ∎ Intelligent Variable Annuity

Intelligent Variable Annuity ∎ Statement of Additional Information	B-5

Report of independent registered public accounting firm

To the Contractowners of TIAA-CREF Life Separate Account VA-1 and

the Board of Directors of TIAA-CREF Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts listed in Note 4 of TIAA-CREF Life Separate Account VA-1 as of December 31, 2016, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the management of TIAA-CREF Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying investee mutual fund shares as of December 31, 2016 by correspondence with the transfer agent of the investee mutual funds or the investee mutual funds directly, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

April 25, 2017

B-6	Statement of Additional Information ∎ Intelligent Variable Annuity

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2016

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

ASSETS
Investments, at value	$48,048,351	$149,246,883	$64,003,410	$112,709,347	$72,215,475
Total assets	$48,048,351	$149,246,883	$64,003,410	$112,709,347	$72,215,475

NET ASSETS
Accumulation fund	$48,048,351	$149,246,883	$60,482,711	$103,438,179	$69,739,005
Annuity fund	—	—	3,520,699	9,271,168	2,476,470

Net assets	$48,048,351	$149,246,883	$64,003,410	$112,709,347	$72,215,475

Investments, at cost	$49,008,450	$155,442,203	$52,505,755	$102,362,252	$71,105,836
Shares held in corresponding Funds	4,655,848	6,052,185	2,317,285	3,089,620	4,063,898

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$—	$—	$31.82	$55.82	$27.28
Lifetime Variable Select Annuity	—	39.10	31.84	55.80	27.29
Intelligent Variable Annuity
Band 1	27.90	39.46	32.12	56.31	27.52
Band 2	28.02	40.00	32.56	57.08	27.90
Band 3	28.10	40.36	32.86	57.60	28.15
Band 5	27.82	39.10	31.83	55.80	27.27
Band 6	27.94	39.63	32.27	56.57	27.65
Band 7	28.02	40.00	32.56	57.08	27.90

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2016

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

INVESTMENT INCOME
Dividends	$1,127,662	$4,248,712	$361,183	$1,447,773	$1,117,581

Expenses
Administrative expenses	44,257	177,089	116,841	190,215	121,066
Mortality and expense risk charges	108,144	401,915	236,526	392,375	249,938
Guaranteed minimum death benefits	23,875	43,370	6,209	10,208	8,900
Total expenses	176,276	622,374	359,576	592,798	379,904
Net investment income (loss)	951,386	3,626,338	1,607	854,975	737,677

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(97,804)	(189,247)	3,741,070	3,134,990	(895,472)
Capital gain distributions	748,753	1,113,207	1,857,600	5,246,821	—
Net realized gain (loss)	650,949	923,960	5,598,670	8,381,811	(895,472)
Net change in unrealized appreciation (depreciation) on investments	881,776	628,291	(6,895,842)	(715,926)	439,105
Net realized and unrealized gain (loss) on investments	1,532,725	1,552,251	(1,297,172)	7,665,885	(456,367)
Net increase (decrease) in net assets from operations	$2,484,111	$5,178,589	$(1,295,565)	$8,520,860	$281,310

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-7

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2016

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

ASSETS
Investments, at value	$65,985,796	$59,179,125	$68,774,005	$49,102,937	$50,310,642
Total assets	$65,985,796	$59,179,125	$68,774,005	$49,102,937	$50,310,642

NET ASSETS
Accumulation fund	$62,618,047	$59,179,125	$65,726,200	$46,069,764	$48,186,626
Annuity fund	3,367,749	—	3,047,805	3,033,173	2,124,016

Net assets	$65,985,796	$59,179,125	$68,774,005	$49,102,937	$50,310,642

Investments, at cost	$61,320,183	$59,179,125	$69,555,952	$46,573,404	$44,928,079
Shares held in corresponding Funds	1,875,129	59,179,125	2,215,657	1,397,352	1,434,987

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$81.97	$—	$94.21	$101.70	$52.86
Lifetime Variable Select Annuity	81.98	11.15	94.28	101.76	53.06
Intelligent Variable Annuity
Band 1	82.69	11.26	95.06	102.61	53.32
Band 2	83.82	11.41	96.36	104.01	54.05
Band 3	84.59	11.52	97.24	104.96	54.54
Band 5	81.95	11.16	94.20	101.68	52.84
Band 6	83.07	11.31	95.49	103.08	53.56
Band 7	83.82	11.41	96.36	104.01	54.05

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2016

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

INVESTMENT INCOME
Dividends	$1,069,604	$169,354	$1,883,405	$384,588	$1,095,427

Expenses
Administrative expenses	98,120	73,541	121,712	78,102	76,802
Mortality and expense risk charges	202,999	167,314	249,352	160,127	161,538
Guaranteed minimum death benefits	8,386	15,357	4,912	2,896	5,908
Total expenses	309,505	256,212	375,976	241,125	244,248
Net investment income (loss)	760,099	(86,858)	1,507,429	143,463	851,179

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	769,538	—	2,384,292	271,485	1,044,943
Capital gain distributions	2,254,210	—	5,305,591	1,377,978	3,511,141
Net realized gain (loss)	3,023,748	—	7,689,883	1,649,463	4,556,084
Net change in unrealized appreciation (depreciation) on investments	6,332,738	—	(6,996,306)	6,175,741	302,528
Net realized and unrealized gain (loss) on investments	9,356,486	—	693,577	7,825,204	4,858,612
Net increase (decrease) in net assets from operations	$10,116,585	$(86,858)	$2,201,006	$7,968,667	$5,709,791

B-8	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust- Commodity Return Strategy Portfolio Sub-Account

ASSETS
Investments, at value	$324,101,669	$3,595,503	$19,097,520	$2,695,117	$240,115
Total assets	$324,101,669	$3,595,503	$19,097,520	$2,695,117	$240,115

NET ASSETS
Accumulation fund	$305,211,218	$3,595,503	$19,097,520	$2,695,117	$240,115
Annuity fund	18,890,451	—	—	—	—

Net assets	$324,101,669	$3,595,503	$19,097,520	$2,695,117	$240,115

Investments, at cost	$233,939,265	$3,712,549	$20,305,355	$2,693,610	$221,258
Shares held in corresponding Funds	6,618,372	252,493	761,464	126,472	54,821

UNIT VALUE
Personal Annuity Select/Single
Premium Immediate Annuity	$65.90	$—	$—	$—	$—
Lifetime Variable Select Annuity	65.87	—	—	—	—
Intelligent Variable Annuity
Band 1	66.48	22.50	33.83	30.39	17.36
Band 2	67.39	22.80	34.29	30.81	17.44
Band 3	68.01	23.01	34.60	31.09	17.49
Band 5	65.88	22.29	33.52	30.12	17.30
Band 6	66.79	22.60	33.98	30.53	—
Band 7	67.39	22.80	34.29	30.81	17.44

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust- Commodity Return Strategy Portfolio Sub-Account

INVESTMENT INCOME
Dividends	$6,541,157	$85,285	$119,306	$—	$—

Expenses
Administrative expenses	518,839	3,531	14,310	2,549	217
Mortality and expense risk charges	1,056,346	8,478	36,358	6,106	412
Guaranteed minimum death benefits	25,657	1,705	7,315	994	154
Total expenses	1,600,842	13,714	57,983	9,649	783
Net investment income (loss)	4,940,315	71,571	61,323	(9,649)	(783)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	11,040,636	(34,884)	(1,034,071)	(185,450)	(7,935)
Capital gain distributions	88,227	90,310	965,946	104,289	—
Net realized gain (loss)	11,128,863	55,426	(68,125)	(81,161)	(7,935)
Net change in unrealized appreciation (depreciation) on investments	19,004,949	71,032	397,879	204,207	41,111
Net realized and unrealized gain (loss) on investments	30,133,812	126,458	329,754	123,046	33,176
Net increase (decrease) in net assets from operations	$35,074,127	$198,029	$391,077	$113,397	$32,393

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-9

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2016

	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account

ASSETS
Investments, at value	$29,316,354	$44,117,474	$21,490,026	$25,167,616	$35,135,668
Total assets	$29,316,354	$44,117,474	$21,490,026	$25,167,616	$35,135,668

NET ASSETS
Accumulation fund	$29,316,354	$44,117,474	$21,490,026	$25,167,616	$35,135,668

Net assets	$29,316,354	$44,117,474	$21,490,026	$25,167,616	$35,135,668

Investments, at cost	$30,045,491	$43,449,692	$21,582,220	$25,398,628	$35,259,148
Shares held in corresponding Funds	2,765,694	3,853,055	1,886,745	2,255,163	3,451,441

UNIT VALUE
Intelligent Variable Annuity
Band 1	$26.60	$27.85	$34.55	$30.43	$24.88
Band 2	26.79	27.98	34.80	30.65	25.05
Band 3	26.91	28.07	34.96	30.79	25.17
Band 5	26.48	27.76	34.39	30.29	24.76
Band 6	26.66	27.89	34.63	30.50	24.93
Band 7	26.79	27.98	34.80	30.65	25.05

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2016

	DFA VA Global Bond Portfolio Sub-Account	DFA VA Global Moderate Allocation Portfolio Sub-Account	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account

INVESTMENT INCOME
Dividends	$493,718	$632,078	$485,523	$755,203	$234,603

Expenses
Administrative expenses	25,561	34,546	15,807	18,768	28,288
Mortality and expense risk charges	50,290	64,713	35,905	38,806	62,414
Guaranteed minimum death benefits	6,875	8,649	6,251	5,922	11,218
Total expenses	82,726	107,908	57,963	63,496	101,920
Net investment income (loss)	410,992	524,170	427,560	691,707	132,683

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	32,319	(87,138)	(155,272)	(690,262)	2,447
Capital gain distributions	156,715	267,016	168,906	—	—
Net realized gain (loss)	189,034	179,878	13,634	(690,262)	2,447
Net change in unrealized appreciation (depreciation) on investments	(379,129)	2,227,572	563,295	2,065,250	(31,857)
Net realized and unrealized gain (loss) on investments	(190,095)	2,407,450	576,929	1,374,988	(29,410)
Net increase (decrease) in net assets from operations	$220,897	$2,931,620	$1,004,489	$2,066,695	$103,273

B-10	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account	Delaware VIP Diversified Income Series— Standard Class Sub-Account	Delaware VIP International Value Equity Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account

ASSETS
Investments, at value	$22,114,401	$13,680,151	$45,239,212	$35,338,108	$26,011,828
Total assets	$22,114,401	$13,680,151	$45,239,212	$35,338,108	$26,011,828

NET ASSETS
Accumulation fund	$22,114,401	$13,680,151	$45,239,212	$35,338,108	$26,011,828

Net assets	$22,114,401	$13,680,151	$45,239,212	$35,338,108	$26,011,828

Investments, at cost	$20,756,659	$12,456,868	$46,875,762	$35,645,106	$23,513,223
Shares held in corresponding Funds	923,357	707,716	4,396,425	3,180,748	652,907

UNIT VALUE
Intelligent Variable Annuity
Band 1	$46.96	$48.07	$15.53	$13.99	$65.53
Band 2	47.29	48.41	15.75	14.18	66.43
Band 3	47.51	48.63	15.89	14.31	67.04
Band 5	46.74	47.85	15.39	13.86	64.94
Band 6	47.07	48.18	15.60	14.05	65.83
Band 7	47.29	48.41	15.75	14.18	66.43

	DFA VA US Large Value Portfolio Sub-Account	DFA VA US Targeted Value Portfolio Sub-Account	Delaware VIP Diversified Income Series— Standard Class Sub-Account	Delaware VIP International Value Equity Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account

INVESTMENT INCOME
Dividends	$389,478	$128,790	$1,590,729	$540,317	$225,027

Expenses
Administrative expenses	16,245	9,772	47,030	31,965	21,742
Mortality and expense risk charges	32,152	19,214	113,527	77,803	52,675
Guaranteed minimum death benefits	4,538	3,502	19,363	13,484	8,893
Total expenses	52,935	32,488	179,920	123,252	83,310
Net investment income (loss)	336,543	96,302	1,410,809	417,065	141,717

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(150,339)	(245,046)	(259,273)	(1,014,320)	(1,336,959)
Capital gain distributions	149,058	457,236	—	—	2,073,553
Net realized gain (loss)	(1,281)	212,190	(259,273)	(1,014,320)	736,594
Net change in unrealized appreciation (depreciation) on investments	2,757,725	2,346,439	301,958	1,813,681	5,265,979
Net realized and unrealized gain (loss) on investments	2,756,444	2,558,629	42,685	799,361	6,002,573
Net increase (decrease) in net assets from operations	$3,092,987	$2,654,931	$1,453,494	$1,216,426	$6,144,290

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-11

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2016

	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Aspen Forty Portfolio—Institutional Shares Sub-Account	Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account

ASSETS
Investments, at value	$7,780,816	$2,277,593	$5,710,276	$6,045,620	$1,323,942
Total assets	$7,780,816	$2,277,593	$5,710,276	$6,045,620	$1,323,942

NET ASSETS
Accumulation fund	$7,780,816	$2,277,593	$5,710,276	$6,045,620	$1,323,942

Net assets	$7,780,816	$2,277,593	$5,710,276	$6,045,620	$1,323,942

Investments, at cost	$7,570,281	$2,286,897	$6,708,900	$6,583,404	$1,532,401
Shares held in corresponding Funds	489,976	111,647	321,344	187,811	53,406

UNIT VALUE
Intelligent Variable Annuity
Band 1	$27.00	$30.16	$38.26	$65.20	$44.79
Band 2	27.37	30.58	38.78	66.10	45.40
Band 3	27.61	30.85	39.13	66.70	45.82
Band 5	26.75	29.89	37.91	64.62	44.39
Band 6	27.12	30.30	38.43	65.50	44.99
Band 7	27.37	30.58	38.78	66.10	45.40

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2016

	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Aspen Forty Portfolio—Institutional Shares Sub-Account	Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account

INVESTMENT INCOME
Dividends	$339,860	$47,639	$—	$—	$69,656

Expenses
Administrative expenses	6,867	2,094	5,691	6,749	1,465
Mortality and expense risk charges	16,928	4,840	14,292	15,770	3,600
Guaranteed minimum death benefits	2,774	965	2,118	1,650	261
Total expenses	26,569	7,899	22,101	24,169	5,326
Net investment income (loss)	313,291	39,740	(22,101)	(24,169)	64,330

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(320,319)	(23,903)	(916,838)	(849,459)	(477,874)
Capital gain distributions	—	172,236	619,096	904,687	46,872
Net realized gain (loss)	(320,319)	148,333	(297,742)	55,228	(431,002)
Net change in unrealized appreciation (depreciation) on investments	915,439	116,340	529,906	51,317	216,378
Net realized and unrealized gain (loss) on investments	595,120	264,673	232,164	106,545	(214,624)
Net increase (decrease) in net assets from operations	$908,411	$304,413	$210,063	$82,376	$(150,294)

B-12	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Janus Aspen Perkins Mid-Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account

ASSETS
Investments, at value	$9,747,199	$11,889,886	$22,113,405	$12,575,289	$18,666,611
Total assets	$9,747,199	$11,889,886	$22,113,405	$12,575,289	$18,666,611

NET ASSETS
Accumulation fund	$9,747,199	$11,889,886	$22,113,405	$12,575,289	$18,666,611

Net assets	$9,747,199	$11,889,886	$22,113,405	$12,575,289	$18,666,611

Investments, at cost	$10,037,283	$11,287,604	$22,366,050	$12,750,883	$17,120,023
Shares held in corresponding Funds	588,955	1,462,471	893,110	559,648	655,429

UNIT VALUE
Intelligent Variable Annuity
Band 1	$30.84	$24.03	$24.81	$23.70	$30.56
Band 2	31.26	24.11	24.91	23.80	30.69
Band 3	31.55	24.15	24.98	23.87	30.78
Band 5	30.56	23.98	24.74	23.63	30.47
Band 6	30.98	24.06	24.84	23.73	30.61
Band 7	31.26	24.11	24.91	23.80	30.69

	Janus Aspen Perkins Mid-Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account	Matson Money U.S. Equity VI Portfolio Sub-Account

INVESTMENT INCOME
Dividends	$90,363	$217,268	$104,300	$239,684	$131,768

Expenses
Administrative expenses	8,555	8,404	20,292	11,409	16,037
Mortality and expense risk charges	20,090	20,796	50,085	29,365	40,923
Guaranteed minimum death benefits	2,897	4,524	7,035	3,282	4,770
Total expenses	31,542	33,724	77,412	44,056	61,730
Net investment income (loss)	58,821	183,544	26,888	195,628	70,038

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(119,869)	(148,736)	6,695	(323,023)	71,059
Capital gain distributions	1,125,368	—	103,059	161,059	639,682
Net realized gain (loss)	1,005,499	(148,736)	109,754	(161,964)	710,741
Net change in unrealized appreciation (depreciation) on investments	441,677	1,219,795	(99,791)	882,903	2,428,038
Net realized and unrealized gain (loss) on investments	1,447,176	1,071,059	9,963	720,939	3,138,779
Net increase (decrease) in net assets from operations	$1,505,997	$1,254,603	$36,851	$916,567	$3,208,817

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-13

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2016

	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Large Cap Value Portf Sub-Account

ASSETS
Investments, at value	$3,739,710	$770,030	$3,720,989	$2,439,684	$3,005,739
Total assets	$3,739,710	$770,030	$3,720,989	$2,439,684	$3,005,739

NET ASSETS
Accumulation fund	$3,739,710	$770,030	$3,720,989	$2,439,684	$3,005,739

Net assets	$3,739,710	$770,030	$3,720,989	$2,439,684	$3,005,739

Investments, at cost	$3,777,387	$736,003	$4,004,265	$2,696,821	$2,853,013
Shares held in corresponding Funds	201,168	19,867	241,937	90,999	197,227

UNIT VALUE
Intelligent Variable Annuity
Band 1	$24.08	$45.66	$20.27	$48.85	$28.53
Band 2	24.40	46.28	20.55	49.52	28.92
Band 3	24.63	46.70	20.73	49.97	29.19
Band 5	23.86	45.24	20.09	48.41	28.27
Band 6	24.18	45.86	20.36	49.07	28.66
Band 7	24.40	46.28	20.55	49.52	28.92

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2016

	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio Sub-Account	MFS Utilities Series—Initial Class Sub-Account	Neuberger Berman Advisers Management Trust Large Cap Value Portf Sub-Account

INVESTMENT INCOME
Dividends	$33,766	$334	$21,252	$87,834	$19,597

Expenses
Administrative expenses	3,408	939	3,576	2,338	2,223
Mortality and expense risk charges	8,261	2,342	8,550	5,795	4,613
Guaranteed minimum death benefits	1,189	131	1,696	1,114	412
Total expenses	12,858	3,412	13,822	9,247	7,248
Net investment income (loss)	20,908	(3,078)	7,430	78,587	12,349

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(38,540)	196,379	(119,147)	(160,042)	(22,019)
Capital gain distributions	182,043	45,748	410,122	51,823	214,825
Net realized gain (loss)	143,503	242,127	290,975	(108,219)	192,806
Net change in unrealized appreciation (depreciation) on investments	63,935	(226,403)	(95,646)	270,465	343,194
Net realized and unrealized gain (loss) on investments	207,438	15,724	195,329	162,246	536,000
Net increase (decrease) in net assets from operations	$228,346	$12,646	$202,759	$240,833	$548,349

B-14	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Val Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class Sub-Account

ASSETS
Investments, at value	$32,294,917	$3,402,055	$1,407,460	$19,862,112	$4,808,053
Total assets	$32,294,917	$3,402,055	$1,407,460	$19,862,112	$4,808,053

NET ASSETS
Accumulation fund	$32,294,917	$3,402,055	$1,407,460	$19,862,112	$4,808,053

Net assets	$32,294,917	$3,402,055	$1,407,460	$19,862,112	$4,808,053

Investments, at cost	$32,112,308	$3,443,830	$1,493,066	$19,734,219	$5,015,038
Shares held in corresponding Funds	1,909,812	336,504	179,523	1,578,864	416,642

UNIT VALUE
Intelligent Variable Annuity
Band 1	$27.89	$16.60	$17.29	$27.38	$17.31
Band 2	28.27	16.82	17.37	27.51	17.54
Band 3	28.53	16.98	17.43	27.60	17.70
Band 5	27.64	16.45	17.23	27.30	17.15
Band 6	28.02	16.67	17.32	27.43	17.39
Band 7	28.27	16.82	—	27.51	17.54

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Val Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Portfolio (Unhedged)— Institutional Class Sub-Account

INVESTMENT INCOME
Dividends	$190,464	$90,245	$16,511	$896,939	$80,486

Expenses
Administrative expenses	26,446	3,173	1,309	16,496	4,836
Mortality and expense risk charges	65,398	8,500	3,075	41,239	11,643
Guaranteed minimum death benefits	12,297	884	274	7,892	812
Total expenses	104,141	12,557	4,658	65,627	17,291
Net investment income (loss)	86,323	77,688	11,853	831,312	63,195

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(38,004)	(83,971)	(127,117)	(238,364)	(158,269)
Capital gain distributions	2,165,364	—	—	—	—
Net realized gain (loss)	2,127,360	(83,971)	(127,117)	(238,364)	(158,269)
Net change in unrealized appreciation (depreciation) on investments	1,896,368	381,338	300,401	1,258,195	264,945
Net realized and unrealized gain (loss) on investments	4,023,728	297,367	173,284	1,019,831	106,676
Net increase (decrease) in net assets from operations	$4,110,051	$375,055	$185,137	$1,851,143	$169,871

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-15

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2016

	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC Midcap Account— Class 1 Sub-Account	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account

ASSETS
Investments, at value	$67,871,143	$64,212,707	$6,046,795	$16,665,667	$2,098,201
Total assets	$67,871,143	$64,212,707	$6,046,795	$16,665,667	$2,098,201

NET ASSETS
Accumulation fund	$67,871,143	$64,212,707	$6,046,795	$16,665,667	$2,098,201

Net assets	$67,871,143	$64,212,707	$6,046,795	$16,665,667	$2,098,201

Investments, at cost	$70,890,941	$60,410,030	$6,575,923	$15,512,224	$2,129,818
Shares held in corresponding Funds	5,531,470	2,767,789	118,658	723,650	80,084

UNIT VALUE
Intelligent Variable Annuity
Band 1	$16.95	$32.35	$35.92	$26.62	$41.44
Band 2	17.18	32.79	36.41	26.99	42.01
Band 3	17.34	33.09	36.74	27.23	42.39
Band 5	16.80	32.06	35.59	26.38	41.06
Band 6	17.03	32.49	36.08	26.74	41.63
Band 7	17.18	32.79	36.41	26.99	42.01

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2016

	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC Midcap Account— Class 1 Sub-Account	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account

INVESTMENT INCOME
Dividends	$1,468,866	$1,537,790	$23,991	$—	$—

Expenses
Administrative expenses	59,967	54,918	5,728	16,325	1,683
Mortality and expense risk charges	146,384	136,476	13,104	40,692	4,186
Guaranteed minimum death benefits	24,408	23,913	2,208	5,994	542
Total expenses	230,759	215,307	21,040	63,011	6,411
Net investment income (loss)	1,238,107	1,322,483	2,951	(63,011)	(6,411)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(1,154,430)	1,238,525	(46,710)	390,179	(319,404)
Capital gain distributions	—	2,821,859	964,496	—	—
Net realized gain (loss)	(1,154,430)	4,060,384	917,786	390,179	(319,404)
Net change in unrealized appreciation (depreciation) on investments	2,535,050	2,704,026	(378,438)	(214,334)	687,023
Net realized and unrealized gain (loss) on investments	1,380,620	6,764,410	539,348	175,845	367,619
Net increase (decrease) in net assets from operations	$2,618,727	$8,086,893	$542,299	$112,834	$361,208

B-16	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Prudential Series Fund—Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account

ASSETS
Investments, at value	$5,850,553	$2,009,270	$6,665,686	$1,721,702	$37,993,344
Total assets	$5,850,553	$2,009,270	$6,665,686	$1,721,702	$37,993,344

NET ASSETS
Accumulation fund	$5,850,553	$2,009,270	$6,665,686	$1,721,702	$37,993,344

Net assets	$5,850,553	$2,009,270	$6,665,686	$1,721,702	$37,993,344

Investments, at cost	$4,764,726	$1,858,586	$8,172,367	$1,812,138	$38,292,446
Shares held in corresponding Funds	217,979	180,852	792,590	49,703	7,849,864

UNIT VALUE
Intelligent Variable Annuity
Band 1	$37.64	$19.28	$19.12	$25.19	$25.38
Band 2	38.16	19.54	19.38	25.26	25.56
Band 3	38.51	19.72	19.56	25.32	25.69
Band 5	37.31	19.11	18.95	25.14	25.26
Band 6	37.82	19.37	19.21	25.21	25.44
Band 7	38.16	19.54	19.38	25.26	25.56

	Prudential Series Fund—Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account

INVESTMENT INCOME
Dividends	$—	$12,776	$108,993	$—	$457,579

Expenses
Administrative expenses	6,832	1,203	6,087	1,988	33,561
Mortality and expense risk charges	15,447	2,370	14,723	5,249	83,650
Guaranteed minimum death benefits	1,518	975	1,774	826	14,735
Total expenses	23,797	4,548	22,584	8,063	131,946
Net investment income (loss)	(23,797)	8,228	86,409	(8,063)	325,633

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	99,079	81,289	(629,841)	(607,445)	(92,639)
Capital gain distributions	—	—	1,077,449	12,439	—
Net realized gain (loss)	99,079	81,289	447,608	(595,006)	(92,639)
Net change in unrealized appreciation (depreciation) on investments	436,752	243,800	649,722	239,767	57,165
Net realized and unrealized gain (loss) on investments	535,831	325,089	1,097,330	(355,239)	(35,474)
Net increase (decrease) in net assets from operations	$512,034	$333,317	$1,183,739	$(363,302)	$290,159

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-17

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2016

	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account

ASSETS
Investments, at value	$13,934,738	$2,085,608	$54,854,097	$20,834,397	$18,748,153
Total assets	$13,934,738	$2,085,608	$54,854,097	$20,834,397	$18,748,153

NET ASSETS
Accumulation fund	$13,934,738	$2,085,608	$54,854,097	$20,834,397	$18,748,153

Net assets	$13,934,738	$2,085,608	$54,854,097	$20,834,397	$18,748,153

Investments, at cost	$15,223,112	$1,916,177	$50,981,123	$20,134,193	$18,040,694
Shares held in corresponding Funds	1,877,997	73,540	1,539,548	2,607,559	888,117

UNIT VALUE
Intelligent Variable Annuity
Band 1	$12.38	$28.39	$28.83	$27.63	$28.06
Band 2	12.55	28.48	28.92	27.71	28.15
Band 3	12.67	28.53	28.98	27.77	28.21
Band 5	12.27	28.33	28.77	27.57	28.00
Band 6	12.44	28.42	28.86	27.66	28.09
Band 7	12.55	28.48	28.92	27.71	28.15

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2016

	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account

INVESTMENT INCOME
Dividends	$141,827	$14,048	$248,175	$579,940	$135,607

Expenses
Administrative expenses	12,924	1,337	30,822	14,338	12,701
Mortality and expense risk charges	31,652	3,106	55,739	34,909	28,896
Guaranteed minimum death benefits	4,770	292	4,858	6,775	5,774
Total expenses	49,346	4,735	91,419	56,022	47,371
Net investment income (loss)	92,481	9,313	156,756	523,918	88,236

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(1,606,013)	23,820	106,262	(112,701)	(224,688)
Capital gain distributions	—	30,834	202,726	—	674,320
Net realized gain (loss)	(1,606,013)	54,654	308,988	(112,701)	449,632
Net change in unrealized appreciation (depreciation) on investments	3,598,040	155,445	3,840,014	1,000,143	959,672
Net realized and unrealized gain (loss) on investments	1,992,027	210,099	4,149,002	887,442	1,409,304
Net increase (decrease) in net assets from operations	$2,084,508	$219,412	$4,305,758	$1,411,360	$1,497,540

B-18	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Vanguard VIF REIT Index Portfolio Sub-Account	Vanguard VIF Small Co Growth Portfolio Sub-Account	Vanguard VIF Total Bond Mkt Index Portfolio Sub-Account	VY Clarion Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account

ASSETS
Investments, at value	$11,040,997	$8,946,400	$43,317,308	$7,671,558	$10,967,831
Total assets	$11,040,997	$8,946,400	$43,317,308	$7,671,558	$10,967,831

NET ASSETS
Accumulation fund	$11,040,997	$8,946,400	$43,317,308	$7,671,558	$10,967,831

Net assets	$11,040,997	$8,946,400	$43,317,308	$7,671,558	$10,967,831

Investments, at cost	$10,930,895	$8,387,991	$43,888,667	$7,893,079	$13,318,769
Shares held in corresponding Funds	819,065	416,112	3,680,315	654,570	463,952

UNIT VALUE
Intelligent Variable Annuity
Band 1	$27.86	$28.89	$25.40	$37.79	$51.33
Band 2	27.95	28.98	25.48	38.17	52.03
Band 3	28.00	29.04	25.53	38.43	52.50
Band 5	27.80	28.83	25.35	37.54	50.87
Band 6	27.89	28.92	25.43	37.92	51.56
Band 7	27.95	28.98	25.48	38.17	52.03

	Vanguard VIF REIT Index Portfolio Sub-Account	Vanguard VIF Small Co Growth Portfolio Sub-Account	Vanguard VIF Total Bond Mkt Index Portfolio Sub-Account	VY Clarion Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account

INVESTMENT INCOME
Dividends	$140,227	$17,280	$582,231	$105,186	$134,632

Expenses
Administrative expenses	7,202	6,263	32,348	8,835	11,740
Mortality and expense risk charges	16,624	14,212	76,239	20,278	28,496
Guaranteed minimum death benefits	3,068	2,574	13,142	3,163	4,543
Total expenses	26,894	23,049	121,729	32,276	44,779
Net investment income (loss)	113,333	(5,769)	460,502	72,910	89,853

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	23,794	(163,373)	58,164	156,837	(1,088,217)
Capital gain distributions	372,068	438,781	69,363	—	992,037
Net realized gain (loss)	395,862	275,408	127,527	156,837	(96,180)
Net change in unrealized appreciation (depreciation) on investments	(73,417)	794,060	(524,833)	(16,341)	(185,052)
Net realized and unrealized gain (loss) on investments	322,445	1,069,468	(397,306)	140,496	(281,232)
Net increase (decrease) in net assets from operations	$435,778	$1,063,699	$63,196	$213,406	$(191,379)

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-19

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2016	concluded

	Wanger Select Sub-Account	Wanger USA Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

ASSETS
Investments, at value	$2,042,634	$959,455	$14,223,035
Total assets	$2,042,634	$959,455	$14,223,035

NET ASSETS
Accumulation fund	$2,042,634	$959,455	$14,223,035

Net assets	$2,042,634	$959,455	$14,223,035

Investments, at cost	$2,437,145	$1,042,011	$14,878,786
Shares held in corresponding Funds	106,944	36,165	2,006,070

UNIT VALUE
Intelligent Variable Annuity
Band 1	$44.22	$67.26	$15.95
Band 2	44.83	68.18	16.17
Band 3	45.24	68.80	16.31
Band 5	43.83	66.65	15.80
Band 6	44.43	67.57	16.02
Band 7	44.83	68.18	16.17

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2016

	Wanger Select Sub-Account	Wanger USA Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

INVESTMENT INCOME
Dividends	$3,395	$—	$838,057

Expenses
Administrative expenses	1,862	836	15,574
Mortality and expense risk charges	4,457	2,218	36,237
Guaranteed minimum death benefits	670	318	5,505
Total expenses	6,989	3,372	57,316
Net investment income (loss)	(3,594)	(3,372)	780,741

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on investments	(259,065)	(136,991)	(1,298,455)
Capital gain distributions	569,173	223,797	—
Net realized gain (loss)	310,108	86,806	(1,298,455)
Net change in unrealized appreciation (depreciation) on investments	(64,498)	33,484	2,759,635
Net realized and unrealized gain (loss) on investments	245,610	120,290	1,461,180
Net increase (decrease) in net assets from operations	$242,016	$116,918	$2,241,921

B-20	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life Balanced Sub-Account		TIAA-CREF Life Bond Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$951,386	$1,012,451	$3,626,338	$4,171,879
Net realized gain (loss)	650,949	817,182	923,960	1,272,839
Net change in unrealized appreciation (depreciation) on investments	881,776	(1,794,323)	628,291	(5,351,173)
Net increase (decrease) in net assets from operations	2,484,111	35,310	5,178,589	93,545

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	4,926,642	10,945,925	11,835,489	13,461,295
Net contractowner transfers	1,436,663	4,826,071	2,228,407	2,577,567
Withdrawals and death benefits (b)	(1,802,558)	(588,093)	(9,029,372)	(6,296,634)
Net increase (decrease) in net assets resulting from contractowner transactions	4,560,747	15,183,903	5,034,524	9,742,228
Net increase (decrease) in net assets	7,044,858	15,219,213	10,213,113	9,835,773

NET ASSETS
Beginning of period	41,003,493	25,784,280	139,033,770	129,197,997
End of period	$48,048,351	$41,003,493	$149,246,883	$139,033,770

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,549,334	982,605	3,634,355	3,382,749
Units purchased	184,515	409,370	299,243	351,556
Units sold/transferred	(16,673)	157,359	(177,534)	(99,950)
End of period	1,717,176	1,549,334	3,756,064	3,634,355

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-21

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life Growth Equity Sub-Account		TIAA-CREF Life Growth & Income Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$1,607	$(215,525)	$854,975	$619,556
Net realized gain (loss)	5,598,670	5,900,598	8,381,811	11,412,545
Net change in unrealized appreciation (depreciation) on investments	(6,895,842)	(115,860)	(715,926)	(8,964,216)
Net increase (decrease) in net assets from operations	(1,295,565)	5,569,213	8,520,860	3,067,885

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	2,922,060	4,084,026	5,255,702	5,238,126
Net contractowner transfers	(4,550,771)	5,123,674	(3,788,257)	1,754,892
Annuity payments	(562,424)	(387,186)	(1,240,701)	(1,186,317)
Withdrawals and death benefits (b)	(4,616,758)	(4,757,738)	(8,336,020)	(7,604,984)
Net increase (decrease) in net assets resulting from contractowner transactions	(6,807,893)	4,062,776	(8,109,276)	(1,798,283)
Net increase (decrease) in net assets	(8,103,458)	9,631,989	411,584	1,269,602

NET ASSETS
Beginning of period	72,106,868	62,474,879	112,297,763	111,028,161
End of period	$64,003,410	$72,106,868	$112,709,347	$112,297,763

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,115,100	2,008,782	2,014,380	2,054,183
Units purchased	68,177	112,425	62,313	78,901
Units sold/transferred	(290,907)	(6,107)	(236,253)	(118,704)
End of period	1,892,370	2,115,100	1,840,440	2,014,380

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life International Equity Sub-Account		TIAA-CREF Life Large-Cap Value Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$737,677	$681,889	$760,099	$642,087
Net realized gain (loss)	(895,472)	763,361	3,023,748	8,087,250
Net change in unrealized appreciation (depreciation) on investments	439,105	(2,850,329)	6,332,738	(12,106,846)
Net increase (decrease) in net assets from operations	281,310	(1,405,079)	10,116,585	(3,377,509)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	2,982,305	4,509,113	2,818,507	1,994,270
Net contractowner transfers	(4,503,767)	2,570,591	634,915	(2,065,344)
Annuity payments	(496,153)	(381,929)	(484,073)	(394,907)
Withdrawals and death benefits (b)	(4,530,400)	(5,330,877)	(4,274,248)	(5,438,578)
Net increase (decrease) in net assets resulting from contractowner transactions	(6,548,015)	1,366,898	(1,304,899)	(5,904,559)
Net increase (decrease) in net assets	(6,266,705)	(38,181)	8,811,686	(9,282,068)

NET ASSETS
Beginning of period	78,482,180	78,520,361	57,174,110	66,456,178
End of period	$72,215,475	$78,482,180	$65,985,796	$57,174,110

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	2,769,371	2,729,098	780,761	864,465
Units purchased	103,903	134,031	28,356	22,037
Units sold/transferred	(338,214)	(93,758)	(50,487)	(105,741)
End of period	2,535,060	2,769,371	758,630	780,761

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-23

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life Money Market Sub-Account		TIAA-CREF Life Real Estate Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$(86,858)	$(247,354)	$1,507,429	$1,424,572
Net realized gain (loss)	—	—	7,689,883	10,668,477
Net change in unrealized appreciation (depreciation) on investments	—	—	(6,996,306)	(9,630,407)
Net increase (decrease) in net assets from operations	(86,858)	(247,354)	2,201,006	2,462,642

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	65,076,158	93,592,670	2,770,599	4,076,102
Net contractowner transfers	(41,564,611)	(80,318,107)	(47,573)	(2,173,266)
Annuity payments	—	—	(397,037)	(370,180)
Withdrawals and death benefits (b)	(21,408,697)	(10,893,369)	(4,276,512)	(3,600,734)
Net increase (decrease) in net assets resulting from contractowner transactions	2,102,850	2,381,194	(1,950,523)	(2,068,078)
Net increase (decrease) in net assets	2,015,992	2,133,840	250,483	394,564

NET ASSETS
Beginning of period	57,163,133	55,029,293	68,523,522	68,128,958
End of period	$59,179,125	$57,163,133	$68,774,005	$68,523,522

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	5,041,117	4,834,535	714,121	737,596
Units purchased	5,788,558	8,296,344	27,203	37,849
Units sold/transferred	(5,606,447)	(8,089,762)	(47,722)	(61,324)
End of period	5,223,228	5,041,117	693,602	714,121

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life Small-Cap Equity Sub-Account		TIAA-CREF Life Social Choice Equity Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$143,463	$22,952	$851,179	$929,200
Net realized gain (loss)	1,649,463	5,292,431	4,556,084	5,021,418
Net change in unrealized appreciation (depreciation) on investments	6,175,741	(5,614,161)	302,528	(7,441,389)
Net increase (decrease) in net assets from operations	7,968,667	(298,778)	5,709,791	(1,490,771)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	2,624,661	2,553,852	1,921,785	1,897,622
Net contractowner transfers	(289,026)	(277,346)	90,550	(1,241,810)
Annuity payments	(454,755)	(287,712)	(278,187)	(235,076)
Withdrawals and death benefits (b)	(6,660,351)	(5,377,730)	(2,537,116)	(2,234,918)
Net increase (decrease) in net assets resulting from contractowner transactions	(4,779,471)	(3,388,936)	(802,968)	(1,814,182)
Net increase (decrease) in net assets	3,189,196	(3,687,714)	4,906,823	(3,304,953)

NET ASSETS
Beginning of period	45,913,741	49,601,455	45,403,819	48,708,772
End of period	$49,102,937	$45,913,741	$50,310,642	$45,403,819

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	510,915	554,634	924,585	959,689
Units purchased	19,694	25,706	31,070	32,724
Units sold/transferred	(79,973)	(69,425)	(50,936)	(67,828)
End of period	450,636	510,915	904,719	924,585

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-25

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life Stock Index Sub-Account		Calamos Growth and Income Portfolio Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$4,940,315	$4,310,991	$71,571	$90,134
Net realized gain (loss)	11,128,863	17,121,584	55,426	191,045
Net change in unrealized appreciation (depreciation) on investments	19,004,949	(21,724,584)	71,032	(248,167)
Net increase (decrease) in net assets from operations	35,074,127	(292,009)	198,029	33,012

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	20,933,209	18,964,572	44,652	42,788
Net contractowner transfers	(12,892,922)	(604,169)	(378,299)	(277,158)
Annuity payments	(2,303,494)	(1,943,357)	—	—
Withdrawals and death benefits (b)	(17,240,044)	(18,495,108)	(66,811)	(67,697)
Net increase (decrease) in net assets resulting from contractowner transactions	(11,503,251)	(2,078,062)	(400,458)	(302,067)
Net increase (decrease) in net assets	23,570,876	(2,370,071)	(202,429)	(269,055)

NET ASSETS
Beginning of period	300,530,793	302,900,864	3,797,932	4,066,987
End of period	$324,101,669	$300,530,793	$3,595,503	$3,797,932

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	4,814,875	4,874,251	177,067	190,942
Units purchased	283,759	290,693	2,080	2,005
Units sold/transferred	(497,513)	(350,069)	(20,958)	(15,880)
End of period	4,601,121	4,814,875	158,189	177,067

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account		ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$61,323	$4,674	$(9,649)	$(11,431)
Net realized gain (loss)	(68,125)	1,540,036	(81,161)	(36,357)
Net change in unrealized appreciation (depreciation) on investments	397,879	(1,875,979)	204,207	(88,850)
Net increase (decrease) in net assets from operations	391,077	(331,269)	113,397	(136,638)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	6,746,765	5,057,787	147,513	387,353
Net contractowner transfers	1,521,253	27,521	(265,150)	(116,926)
Withdrawals and death benefits (b)	(972,615)	(969,034)	(151,676)	(132,834)
Net increase (decrease) in net assets resulting from contractowner transactions	7,295,403	4,116,274	(269,313)	137,593
Net increase (decrease) in net assets	7,686,480	3,785,005	(155,916)	955

NET ASSETS
Beginning of period	11,411,040	7,626,035	2,851,033	2,850,078
End of period	$19,097,520	$11,411,040	$2,695,117	$2,851,033

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	337,097	219,795	97,858	93,203
Units purchased	207,633	144,798	5,199	13,041
Units sold/transferred	14,879	(27,496)	(15,397)	(8,386)
End of period	559,609	337,097	87,660	97,858

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-27

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account		DFA VA Global Bond Portfolio Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$(783)	$(251)	$410,992	$267,907
Net realized gain (loss)	(7,935)	(3,854)	189,034	99,420
Net change in unrealized appreciation (depreciation) on investments	41,111	(15,349)	(379,129)	(256,792)
Net increase (decrease) in net assets from operations	32,393	(19,454)	220,897	110,535

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	38,758	16,251	5,503,662	5,903,150
Net contractowner transfers	110,603	20,794	2,927,535	6,939,222
Withdrawals and death benefits (b)	(1,622)	(11)	(601,384)	(385,352)
Net increase (decrease) in net assets resulting from contractowner transactions	147,739	37,034	7,829,813	12,457,020
Net increase (decrease) in net assets	180,132	17,580	8,050,710	12,567,555

NET ASSETS
Beginning of period	59,983	42,403	21,265,644	8,698,089
End of period	$240,115	$59,983	$29,316,354	$21,265,644

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	3,842	2,027	804,204	333,065
Units purchased	2,543	862	204,079	224,833
Units sold/transferred	7,388	953	84,784	246,306
End of period	13,773	3,842	1,093,067	804,204

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	DFA VA Global Moderate Allocation Portfolio Sub-Account		DFA VA International Small Portfolio Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$524,170	$364,931	$427,560	$216,520
Net realized gain (loss)	179,878	14,648	13,634	110,555
Net change in unrealized appreciation (depreciation) on investments	2,227,572	(1,415,243)	563,295	(174,270)
Net increase (decrease) in net assets from operations	2,931,620	(1,035,664)	1,004,489	152,805

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	9,897,284	13,004,541	6,379,986	4,956,602
Net contractowner transfers	475,442	5,052,069	2,552,075	3,202,987
Withdrawals and death benefits (b)	(1,319,279)	(347,123)	(665,697)	(198,503)
Net increase (decrease) in net assets resulting from contractowner transactions	9,053,447	17,709,487	8,266,364	7,961,086
Net increase (decrease) in net assets	11,985,067	16,673,823	9,270,853	8,113,891

NET ASSETS
Beginning of period	32,132,407	15,458,584	12,219,173	4,105,282
End of period	$44,117,474	$32,132,407	$21,490,026	$12,219,173

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,247,224	585,919	371,954	131,654
Units purchased	361,281	486,164	190,942	150,897
Units sold/transferred	(33,297)	175,141	55,063	89,403
End of period	1,575,208	1,247,224	617,959	371,954

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-29

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	DFA VA International Value Portfolio Sub-Account		DFA VA Short-Term Fixed Portfolio Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$691,707	$454,950	$132,683	$2,144
Net realized gain (loss)	(690,262)	(260,198)	2,447	19,295
Net change in unrealized appreciation (depreciation) on investments	2,065,250	(1,582,149)	(31,857)	(45,225)
Net increase (decrease) in net assets from operations	2,066,695	(1,387,397)	103,273	(23,786)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	5,858,464	5,373,474	7,949,457	7,637,033
Net contractowner transfers	2,116,954	4,169,497	4,026,639	2,645,737
Withdrawals and death benefits (b)	(455,974)	(161,144)	(1,081,476)	(985,263)
Net increase (decrease) in net assets resulting from contractowner transactions	7,519,444	9,381,827	10,894,620	9,297,507
Net increase (decrease) in net assets	9,586,139	7,994,430	10,997,893	9,273,721

NET ASSETS
Beginning of period	15,581,477	7,587,047	24,137,775	14,864,054
End of period	$25,167,616	$15,581,477	$35,135,668	$24,137,775

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	552,574	249,341	968,198	595,763
Units purchased	208,979	176,512	319,454	306,992
Units sold/transferred	59,187	126,721	115,438	65,443
End of period	820,740	552,574	1,403,090	968,198

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	DFA VA US Large Value Portfolio Sub-Account		DFA VA US Targeted Value Portfolio Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$336,543	$257,937	$96,302	$85,134
Net realized gain (loss)	(1,281)	792,198	212,190	475,823
Net change in unrealized appreciation (depreciation) on investments	2,757,725	(1,521,736)	2,346,439	(1,006,440)
Net increase (decrease) in net assets from operations	3,092,987	(471,601)	2,654,931	(445,483)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	4,019,445	2,490,517	2,234,147	1,522,637
Net contractowner transfers	1,238,134	2,205,965	793,930	656,586
Withdrawals and death benefits (b)	(458,978)	(365,083)	(299,153)	(186,145)
Net increase (decrease) in net assets resulting from contractowner transactions	4,798,601	4,331,399	2,728,924	1,993,078
Net increase (decrease) in net assets	7,891,588	3,859,798	5,383,855	1,547,595

NET ASSETS
Beginning of period	14,222,813	10,363,015	8,296,296	6,748,701
End of period	$22,114,401	$14,222,813	$13,680,151	$8,296,296

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	355,925	249,720	217,604	167,218
Units purchased	93,410	60,151	52,170	37,301
Units sold/transferred	17,900	46,054	12,575	13,085
End of period	467,235	355,925	282,349	217,604

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-31

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Delaware VIP Diversified Income Series— Standard Class Sub-Account		Delaware VIP International Value Equity Series—Standard Class Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$1,410,809	$1,330,420	$417,065	$414,430
Net realized gain (loss)	(259,273)	196,283	(1,014,320)	434,404
Net change in unrealized appreciation (depreciation) on investments	301,958	(2,228,785)	1,813,681	(1,162,244)
Net increase (decrease) in net assets from operations	1,453,494	(702,082)	1,216,426	(313,410)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,403,812	3,061,221	6,311,948	6,604,255
Net contractowner transfers	(1,377,768)	(3,442,430)	(1,401,266)	2,591,460
Withdrawals and death benefits (b)	(2,638,045)	(1,691,877)	(1,529,340)	(1,067,391)
Net increase (decrease) in net assets resulting from contractowner transactions	(2,612,001)	(2,073,086)	3,381,342	8,128,324
Net increase (decrease) in net assets	(1,158,507)	(2,775,168)	4,597,768	7,814,914

NET ASSETS
Beginning of period	46,397,719	49,172,887	30,740,340	22,925,426
End of period	$45,239,212	$46,397,719	$35,338,108	$30,740,340

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	3,048,444	3,182,535	2,255,846	1,682,548
Units purchased	89,677	197,307	467,802	468,795
Units sold/transferred	(256,961)	(331,398)	(222,434)	104,503
End of period	2,881,160	3,048,444	2,501,214	2,255,846

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Delaware VIP Small Cap Value Series— Standard Class Sub-Account		Franklin Income VIP Fund—Class 1 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$141,717	$57,456	$313,291	$297,404
Net realized gain (loss)	736,594	1,834,117	(320,319)	(109,510)
Net change in unrealized appreciation (depreciation) on investments	5,265,979	(3,264,882)	915,439	(728,532)
Net increase (decrease) in net assets from operations	6,144,290	(1,373,309)	908,411	(540,638)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	3,140,527	4,586,068	375,935	463,790
Net contractowner transfers	(2,782,883)	1,463,612	(129,501)	(157,672)
Withdrawals and death benefits (b)	(1,004,044)	(603,839)	(266,326)	(386,317)
Net increase (decrease) in net assets resulting from contractowner transactions	(646,400)	5,445,841	(19,892)	(80,199)
Net increase (decrease) in net assets	5,497,890	4,072,532	888,519	(620,837)

NET ASSETS
Beginning of period	20,513,938	16,441,406	6,892,297	7,513,134
End of period	$26,011,828	$20,513,938	$7,780,816	$6,892,297

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	405,182	303,056	288,004	291,053
Units purchased	58,103	86,561	14,718	18,220
Units sold/transferred	(70,375)	15,565	(17,754)	(21,269)
End of period	392,910	405,182	284,968	288,004

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-33

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account		Franklin Small-Mid Cap Growth VIP Fund— Class 1 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$39,740	$80,002	$(22,101)	$(25,390)
Net realized gain (loss)	148,333	290,734	(297,742)	1,192,107
Net change in unrealized appreciation (depreciation) on investments	116,340	(501,040)	529,906	(1,353,801)
Net increase (decrease) in net assets from operations	304,413	(130,304)	210,063	(187,084)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	66,150	44,099	257,471	845,749
Net contractowner transfers	(396,162)	(259,692)	(742,781)	77,910
Withdrawals and death benefits (b)	(46,476)	(87,948)	(252,451)	(362,624)
Net increase (decrease) in net assets resulting from contractowner transactions	(376,488)	(303,541)	(737,761)	561,035
Net increase (decrease) in net assets	(72,075)	(433,845)	(527,698)	373,951

NET ASSETS
Beginning of period	2,349,668	2,783,513	6,237,974	5,864,023
End of period	$2,277,593	$2,349,668	$5,710,276	$6,237,974

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	89,292	100,408	167,920	153,327
Units purchased	2,418	1,586	7,074	21,568
Units sold/transferred	(17,033)	(12,702)	(27,287)	(6,975)
End of period	74,677	89,292	147,707	167,920

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Janus Aspen Forty Portfolio—Institutional Shares Sub-Account		Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$(24,169)	$(23,180)	$64,330	$4,614
Net realized gain (loss)	55,228	1,247,457	(431,002)	(147,299)
Net change in unrealized appreciation (depreciation) on investments	51,317	(593,542)	216,378	(25,808)
Net increase (decrease) in net assets from operations	82,376	630,735	(150,294)	(168,493)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	587,225	120,986	20,998	13,764
Net contractowner transfers	(1,942,292)	1,953,910	(412,763)	(196,973)
Withdrawals and death benefits (b)	(582,072)	(222,153)	(49,212)	(76,675)
Net increase (decrease) in net assets resulting from contractowner transactions	(1,937,139)	1,852,743	(440,977)	(259,884)
Net increase (decrease) in net assets	(1,854,763)	2,483,478	(591,271)	(428,377)

NET ASSETS
Beginning of period	7,900,383	5,416,905	1,915,213	2,343,590
End of period	$6,045,620	$7,900,383	$1,323,942	$1,915,213

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	121,727	93,389	39,387	43,873
Units purchased	9,123	1,933	477	265
Units sold/transferred	(39,224)	26,405	(10,686)	(4,751)
End of period	91,626	121,727	29,178	39,387

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-35

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Janus Aspen Perkins Mid-Cap Value Portfolio—Institutional Shares Sub-Account		John Hancock Emerging Markets Value Trust Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	12/31/2015(p)

FROM OPERATIONS
Net investment income (loss)	$58,821	$73,587	$183,544	$74,490
Net realized gain (loss)	1,005,499	1,014,858	(148,736)	(161,196)
Net change in unrealized appreciation (depreciation) on investments	441,677	(1,418,788)	1,219,795	(617,513)
Net increase (decrease) in net assets from operations	1,505,997	(330,343)	1,254,603	(704,219)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	304,252	196,217	4,502,686	3,533,146
Net contractowner transfers	239,128	(521,330)	1,535,083	2,318,925
Withdrawals and death benefits (b)	(515,995)	(285,004)	(479,520)	(70,818)
Net increase (decrease) in net assets resulting from contractowner transactions	27,385	(610,117)	5,558,249	5,781,253
Net increase (decrease) in net assets	1,533,382	(940,460)	6,812,852	5,077,034

NET ASSETS
Beginning of period	8,213,817	9,154,277	5,077,034	—
End of period	$9,747,199	$8,213,817	$11,889,886	$5,077,034

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	312,211	334,547	247,991	—
Units purchased	10,981	7,354	197,020	151,846
Units sold/transferred	(11,223)	(29,690)	48,702	96,145
End of period	311,969	312,211	493,713	247,991

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(p)	For the period January 21, 2015 (commencement of operations) to December 31, 2015.

B-36	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Matson Money Fixed Income VI Portfolio Sub-Account		Matson Money International Equity VI Portfolio Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$26,888	$(62,425)	$195,628	$77,013
Net realized gain (loss)	109,754	19,449	(161,964)	(112,105)
Net change in unrealized appreciation (depreciation) on investments	(99,791)	(78,313)	882,903	(396,031)
Net increase (decrease) in net assets from operations	36,851	(121,289)	916,567	(431,123)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	2,822,452	4,387,149	1,386,889	2,263,761
Net contractowner transfers	1,536,447	1,668,837	383,701	1,441,119
Withdrawals and death benefits (b)	(920,421)	(1,077,824)	(564,878)	(774,026)
Net increase (decrease) in net assets resulting from contractowner transactions	3,438,478	4,978,162	1,205,712	2,930,854
Net increase (decrease) in net assets	3,475,329	4,856,873	2,122,279	2,499,731

NET ASSETS
Beginning of period	18,638,076	13,781,203	10,453,010	7,953,279
End of period	$22,113,405	$18,638,076	$12,575,289	$10,453,010

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	751,510	552,029	471,756	344,158
Units purchased	126,803	175,937	55,481	97,099
Units sold/transferred	10,101	23,544	1,683	30,499
End of period	888,414	751,510	528,920	471,756

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-37

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Matson Money U.S. Equity VI Portfolio Sub-Account		MFS Global Equity Series—Initial Class Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$70,038	$32,843	$20,908	$22,394
Net realized gain (loss)	710,741	644,482	143,503	219,877
Net change in unrealized appreciation (depreciation) on investments	2,428,038	(1,310,889)	63,935	(296,742)
Net increase (decrease) in net assets from operations	3,208,817	(633,564)	228,346	(54,471)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	1,961,660	3,174,122	527,814	152,016
Net contractowner transfers	(54,252)	1,416,712	(37,459)	(199,681)
Withdrawals and death benefits (b)	(773,052)	(1,044,546)	(93,459)	(181,647)
Net increase (decrease) in net assets resulting from contractowner transactions	1,134,356	3,546,288	396,896	(229,312)
Net increase (decrease) in net assets	4,343,173	2,912,724	625,242	(283,783)

NET ASSETS
Beginning of period	14,323,438	11,410,714	3,114,468	3,398,251
End of period	$18,666,611	$14,323,438	$3,739,710	$3,114,468

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	561,134	426,160	136,859	146,563
Units purchased	73,998	120,229	22,255	6,588
Units sold/transferred	(26,418)	14,745	(5,548)	(16,292)
End of period	608,714	561,134	153,566	136,859

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	MFS Growth Series—Initial Class Sub-Account		MFS Massachusetts Investors Growth Stock Portfolio Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	12/31/2015(o)

FROM OPERATIONS
Net investment income (loss)	$(3,078)	$(2,616)	$7,430	$6,529
Net realized gain (loss)	242,127	115,648	290,975	121,740
Net change in unrealized appreciation (depreciation) on investments	(226,403)	(26,117)	(95,646)	(187,629)
Net increase (decrease) in net assets from operations	12,646	86,915	202,759	(59,360)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	3,459	4,275	435,082	126,303
Net contractowner transfers	(392,554)	(47,411)	(220,355)	3,534,546
Withdrawals and death benefits (b)	(118,407)	(2,966)	(213,281)	(84,705)
Net increase (decrease) in net assets resulting from contractowner transactions	(507,502)	(46,102)	1,446	3,576,144
Net increase (decrease) in net assets	(494,856)	40,813	204,205	3,516,784

NET ASSETS
Beginning of period	1,264,886	1,224,073	3,516,784	—
End of period	$770,030	$1,264,886	$3,720,989	$3,516,784

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	27,929	28,971	181,553	—
Units purchased	76	97	21,499	6,366
Units sold/transferred	(11,344)	(1,139)	(21,429)	175,187
End of period	16,661	27,929	181,623	181,553

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(o)	For the period March 27, 2015 (commencement of operations) to December 31, 2015.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-39

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	MFS Utilities Series—Initial Class Sub-Account		Neuberger Berman Advisers Management Trust Large Cap Value Portf Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$78,587	$98,942	$12,349	$5,581
Net realized gain (loss)	(108,219)	109,011	192,806	277,552
Net change in unrealized appreciation (depreciation) on investments	270,465	(601,357)	343,194	(467,204)
Net increase (decrease) in net assets from operations	240,833	(393,404)	548,349	(184,071)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	157,112	49,953	25,752	110,246
Net contractowner transfers	(106,405)	(118,735)	1,215,141	(552,036)
Withdrawals and death benefits (b)	(54,084)	(98,678)	(67,082)	(171,205)
Net increase (decrease) in net assets resulting from contractowner transactions	(3,377)	(167,460)	1,173,811	(612,995)
Net increase (decrease) in net assets	237,456	(560,864)	1,722,160	(797,066)

NET ASSETS
Beginning of period	2,202,228	2,763,092	1,283,579	2,080,645
End of period	$2,439,684	$2,202,228	$3,005,739	$1,283,579

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	49,596	52,941	56,389	80,194
Units purchased	3,221	1,002	1,069	4,447
Units sold/transferred	(3,384)	(4,347)	46,191	(28,252)
End of period	49,433	49,596	103,649	56,389

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-40	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Val Sub-Account		PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$86,323	$93,839	$77,688	$101,290
Net realized gain (loss)	2,127,360	1,353,774	(83,971)	(407,908)
Net change in unrealized appreciation (depreciation) on investments	1,896,368	(3,385,956)	381,338	(23,728)
Net increase (decrease) in net assets from operations	4,110,051	(1,938,343)	375,055	(330,346)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	5,931,276	6,589,536	139,510	212,509
Net contractowner transfers	2,255,274	1,442,768	(43,853)	(1,096,071)
Withdrawals and death benefits (b)	(1,515,894)	(782,929)	(39,154)	(590,217)
Net increase (decrease) in net assets resulting from contractowner transactions	6,670,656	7,249,375	56,503	(1,473,779)
Net increase (decrease) in net assets	10,780,707	5,311,032	431,558	(1,804,125)

NET ASSETS
Beginning of period	21,514,210	16,203,178	2,970,497	4,774,622
End of period	$32,294,917	$21,514,210	$3,402,055	$2,970,497

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	884,531	607,365	199,768	290,685
Units purchased	234,159	251,054	8,735	13,202
Units sold/transferred	27,847	26,112	(5,518)	(104,119)
End of period	1,146,537	884,531	202,985	199,768

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-41

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account		PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$11,853	$49,829	$831,312	$494,196
Net realized gain (loss)	(127,117)	(342,263)	(238,364)	(243,562)
Net change in unrealized appreciation (depreciation) on investments	300,401	(80,504)	1,258,195	(664,643)
Net increase (decrease) in net assets from operations	185,137	(372,938)	1,851,143	(414,009)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	90,562	257,024	4,879,708	5,572,808
Net contractowner transfers	(109,152)	285,467	798,264	2,637,123
Withdrawals and death benefits (b)	(16,390)	16,048	(836,256)	(322,079)
Net increase (decrease) in net assets resulting from contractowner transactions	(34,980)	558,539	4,841,716	7,887,852
Net increase (decrease) in net assets	150,157	185,601	6,692,859	7,473,843

NET ASSETS
Beginning of period	1,257,303	1,071,702	13,169,253	5,695,410
End of period	$1,407,460	$1,257,303	$19,862,112	$13,169,253

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	83,132	52,527	542,036	228,593
Units purchased	5,445	13,474	182,939	222,175
Units sold/transferred	(7,564)	17,131	(1,927)	91,268
End of period	81,013	83,132	723,048	542,036

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-42	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class Sub-Account		PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$63,195	$78,524	$1,238,107	$2,139,336
Net realized gain (loss)	(158,269)	(348,214)	(1,154,430)	(908,049)
Net change in unrealized appreciation (depreciation) on investments	264,945	63,418	2,535,050	(2,792,080)
Net increase (decrease) in net assets from operations	169,871	(206,272)	2,618,727	(1,560,793)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	190,769	238,821	12,223,566	10,404,754
Net contractowner transfers	(13,502)	(96,694)	3,335,564	3,328,848
Withdrawals and death benefits (b)	(181,722)	(216,131)	(3,163,598)	(2,189,030)
Net increase (decrease) in net assets resulting from contractowner transactions	(4,455)	(74,004)	12,395,532	11,544,572
Net increase (decrease) in net assets	165,416	(280,276)	15,014,259	9,983,779

NET ASSETS
Beginning of period	4,642,637	4,922,913	52,856,884	42,873,105
End of period	$4,808,053	$4,642,637	$67,871,143	$52,856,884

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	275,163	279,458	3,239,736	2,548,655
Units purchased	10,560	14,050	722,426	627,238
Units sold/transferred	(11,479)	(18,345)	885	63,843
End of period	274,244	275,163	3,963,047	3,239,736

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-43

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PVC Equity Income Account—Class 1 Sub-Account		PVC Midcap Account—Class 1 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$1,322,483	$951,571	$2,951	$8,547
Net realized gain (loss)	4,060,384	1,877,261	917,786	912,093
Net change in unrealized appreciation (depreciation) on investments	2,704,026	(4,817,561)	(378,438)	(822,077)
Net increase (decrease) in net assets from operations	8,086,893	(1,988,729)	542,299	98,563

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	9,531,430	10,049,882	148,522	195,318
Net contractowner transfers	971,430	892,342	(213,379)	(572,877)
Withdrawals and death benefits (b)	(2,943,420)	(1,711,085)	(247,617)	(374,912)
Net increase (decrease) in net assets resulting from contractowner transactions	7,559,440	9,231,139	(312,474)	(752,471)
Net increase (decrease) in net assets	15,646,333	7,242,410	229,825	(653,908)

NET ASSETS
Beginning of period	48,566,374	41,323,964	5,816,970	6,470,878
End of period	$64,212,707	$48,566,374	$6,046,795	$5,816,970

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,714,041	1,394,377	176,080	198,191
Units purchased	320,129	347,590	4,358	5,601
Units sold/transferred	(68,822)	(27,926)	(14,177)	(27,712)
End of period	1,965,348	1,714,041	166,261	176,080

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account		Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$(63,011)	$(67,442)	$(6,411)	$(7,584)
Net realized gain (loss)	390,179	870,354	(319,404)	(396,984)
Net change in unrealized appreciation (depreciation) on investments	(214,334)	112,397	687,023	(251,095)
Net increase (decrease) in net assets from operations	112,834	915,309	361,208	(655,663)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	470,834	2,266,203	76,144	87,591
Net contractowner transfers	(607,678)	(656,226)	199,200	(79,983)
Withdrawals and death benefits (b)	(824,310)	(684,210)	(51,492)	(68,900)
Net increase (decrease) in net assets resulting from contractowner transactions	(961,154)	925,767	223,852	(61,292)
Net increase (decrease) in net assets	(848,320)	1,841,076	585,060	(716,955)

NET ASSETS
Beginning of period	17,513,987	15,672,911	1,513,141	2,230,096
End of period	$16,665,667	$17,513,987	$2,098,201	$1,513,141

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	656,746	619,623	44,936	46,910
Units purchased	18,479	88,022	2,166	2,059
Units sold/transferred	(55,763)	(50,899)	2,897	(4,033)
End of period	619,462	656,746	49,999	44,936

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-45

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Prudential Series Fund—Value Portfolio— Class II Sub-Account		Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$(23,797)	$(29,999)	$8,228	$(2,166)
Net realized gain (loss)	99,079	257,099	81,289	13,843
Net change in unrealized appreciation (depreciation) on investments	436,752	(1,030,557)	243,800	(71,511)
Net increase (decrease) in net assets from operations	512,034	(803,457)	333,317	(59,834)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	103,295	185,262	8,338	17,818
Net contractowner transfers	(3,049,867)	5,135	1,274,350	(105,106)
Withdrawals and death benefits (b)	(292,354)	(116,466)	(27,382)	(48,283)
Net increase (decrease) in net assets resulting from contractowner transactions	(3,238,926)	73,931	1,255,306	(135,571)
Net increase (decrease) in net assets	(2,726,892)	(729,526)	1,588,623	(195,405)

NET ASSETS
Beginning of period	8,577,445	9,306,971	420,647	616,052
End of period	$5,850,553	$8,577,445	$2,009,270	$420,647

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	248,198	245,517	25,845	32,987
Units purchased	3,057	5,169	500	1,041
Units sold/transferred	(97,639)	(2,488)	76,640	(8,183)
End of period	153,616	248,198	102,985	25,845

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-46	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account		T. Rowe Price® Health Sciences Portfolio I Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$86,409	$24,413	$(8,063)	$(9,112)
Net realized gain (loss)	447,608	1,530,856	(595,006)	289,386
Net change in unrealized appreciation (depreciation) on investments	649,722	(2,406,093)	239,767	(329,654)
Net increase (decrease) in net assets from operations	1,183,739	(850,824)	(363,302)	(49,380)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	146,072	248,779	195,244	541,145
Net contractowner transfers	(438,053)	(419,754)	(1,686,454)	3,150,688
Withdrawals and death benefits (b)	(342,272)	(203,099)	(82,007)	(61,384)
Net increase (decrease) in net assets resulting from contractowner transactions	(634,253)	(374,074)	(1,573,217)	3,630,449
Net increase (decrease) in net assets	549,486	(1,224,898)	(1,936,519)	3,581,069

NET ASSETS
Beginning of period	6,116,200	7,341,098	3,658,221	77,152
End of period	$6,665,686	$6,116,200	$1,721,702	$3,658,221

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	381,036	401,832	129,182	3,061
Units purchased	8,572	14,028	7,830	18,951
Units sold/transferred	(45,162)	(34,824)	(68,784)	107,170
End of period	344,446	381,036	68,228	129,182

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-47

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account		Templeton Developing Markets VIP Fund— Class 1 Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$325,633	$197,567	$92,481	$279,354
Net realized gain (loss)	(92,639)	(83,172)	(1,606,013)	656,693
Net change in unrealized appreciation (depreciation) on investments	57,165	(159,636)	3,598,040	(3,894,348)
Net increase (decrease) in net assets from operations	290,159	(45,241)	2,084,508	(2,958,301)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	6,634,160	6,518,192	620,081	2,014,119
Net contractowner transfers	2,036,919	3,173,139	(259,327)	1,289,650
Withdrawals and death benefits (b)	(2,180,393)	(1,261,302)	(510,468)	(656,921)
Net increase (decrease) in net assets resulting from contractowner transactions	6,490,686	8,430,029	(149,714)	2,646,848
Net increase (decrease) in net assets	6,780,845	8,384,788	1,934,794	(311,453)

NET ASSETS
Beginning of period	31,212,499	22,827,711	11,999,944	12,311,397
End of period	$37,993,344	$31,212,499	$13,934,738	$11,999,944

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	1,235,268	902,597	1,125,313	926,238
Units purchased	261,290	258,224	52,647	155,622
Units sold/transferred	(7,651)	74,447	(65,214)	43,453
End of period	1,488,907	1,235,268	1,112,746	1,125,313

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-48	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Vanguard VIF Capital Growth Portfolio Sub-Account		Vanguard VIF Equity Index Portfolio Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	12/31/2015(bb)

FROM OPERATIONS
Net investment income (loss)	$9,313	$402	$156,756	$25,815
Net realized gain (loss)	54,654	(3,614)	308,988	(69,554)
Net change in unrealized appreciation (depreciation) on investments	155,445	14,526	3,840,014	33,209
Net increase (decrease) in net assets from operations	219,412	11,314	4,305,758	(10,530)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	914,791	60,465	5,576,585	4,518,419
Net contractowner transfers	549,716	293,180	37,406,258	3,503,651
Withdrawals and death benefits (b)	(2,430)	(6,596)	(379,511)	(85,628)
Net increase (decrease) in net assets resulting from contractowner transactions	1,462,077	347,049	42,603,332	7,936,442
Net increase (decrease) in net assets	1,681,489	358,363	46,909,090	7,925,912

NET ASSETS
Beginning of period	404,119	45,756	7,945,007	19,095
End of period	$2,085,608	$404,119	$54,854,097	$7,945,007

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	15,683	1,815	306,196	742
Units purchased	35,495	2,399	207,009	173,960
Units sold/transferred	22,082	11,469	1,381,103	131,494
End of period	73,260	15,683	1,894,308	306,196

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-49

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF High Yield Bond Portfolio Sub-Account		Vanguard VIF Mid-Cap Index Portfolio Sub-Account
	December 31, 2016	12/31/2015(bb)	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$523,918	$9,841	$88,236	$3,611
Net realized gain (loss)	(112,701)	(40,859)	449,632	(69,596)
Net change in unrealized appreciation (depreciation) on investments	1,000,143	(299,938)	959,672	(251,501)
Net increase (decrease) in net assets from operations	1,411,360	(330,956)	1,497,540	(317,486)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	6,845,140	5,507,680	6,253,228	4,545,805
Net contractowner transfers	3,429,187	4,799,068	3,201,376	4,394,452
Withdrawals and death benefits (b)	(717,478)	(109,604)	(487,473)	(452,988)
Net increase (decrease) in net assets resulting from contractowner transactions	9,556,849	10,197,144	8,967,131	8,487,269
Net increase (decrease) in net assets	10,968,209	9,866,188	10,464,671	8,169,783

NET ASSETS
Beginning of period	9,866,188	—	8,283,482	113,699
End of period	$20,834,397	$9,866,188	$18,748,153	$8,283,482

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	395,197	—	325,957	4,393
Units purchased	257,796	213,991	236,132	173,519
Units sold/transferred	99,268	181,206	104,156	148,045
End of period	752,261	395,197	666,245	325,957

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
(bb)	For the period January 16, 2015 (commencement of operations) to December 31, 2015.

B-50	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Vanguard VIF REIT Index Portfolio Sub-Account		Vanguard VIF Small Co Growth Portfolio Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$113,333	$14,844	$(5,769)	$(5,709)
Net realized gain (loss)	395,862	(46,048)	275,408	(19,515)
Net change in unrealized appreciation (depreciation) on investments	(73,417)	183,307	794,060	(235,652)
Net increase (decrease) in net assets from operations	435,778	152,103	1,063,699	(260,876)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	3,895,555	2,764,453	2,832,245	2,261,951
Net contractowner transfers	2,472,975	1,001,181	1,065,355	2,215,222
Withdrawals and death benefits (b)	(242,901)	(20,010)	(175,472)	(56,423)
Net increase (decrease) in net assets resulting from contractowner transactions	6,125,629	3,745,624	3,722,128	4,420,750
Net increase (decrease) in net assets	6,561,407	3,897,727	4,785,827	4,159,874

NET ASSETS
Beginning of period	4,479,590	581,863	4,160,573	699
End of period	$11,040,997	$4,479,590	$8,946,400	$4,160,573

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	173,133	22,900	164,471	27
Units purchased	142,136	110,384	108,751	84,925
Units sold/transferred	79,944	39,849	35,536	79,519
End of period	395,213	173,133	308,758	164,471

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-51

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Total Bond Mkt Index Portfolio Sub-Account		VY Clarion Global Real Estate Portfolio— Class I Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$460,502	$12,238	$72,910	$301,223
Net realized gain (loss)	127,527	(70,408)	156,837	274,879
Net change in unrealized appreciation (depreciation) on investments	(524,833)	(46,536)	(16,341)	(791,724)
Net increase (decrease) in net assets from operations	63,196	(104,706)	213,406	(215,622)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	14,825,454	10,864,904	376,183	1,072,621
Net contractowner transfers	9,403,443	9,954,455	(2,669,252)	(516,780)
Withdrawals and death benefits (b)	(1,421,983)	(272,788)	(270,245)	(436,434)
Net increase (decrease) in net assets resulting from contractowner transactions	22,806,914	20,546,571	(2,563,314)	119,407
Net increase (decrease) in net assets	22,870,110	20,441,865	(2,349,908)	(96,215)

NET ASSETS
Beginning of period	20,447,198	5,333	10,021,466	10,117,681
End of period	$43,317,308	$20,447,198	$7,671,558	$10,021,466

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	819,856	214	264,040	261,765
Units purchased	573,323	434,151	9,731	27,458
Units sold/transferred	307,827	385,491	(72,445)	(25,183)
End of period	1,701,006	819,856	201,326	264,040

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-52	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Wanger International Sub-Account		Wanger Select Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$89,853	$145,056	$(3,594)	$(7,008)
Net realized gain (loss)	(96,180)	798,762	310,108	504,035
Net change in unrealized appreciation (depreciation) on investments	(185,052)	(980,433)	(64,498)	(503,226)
Net increase (decrease) in net assets from operations	(191,379)	(36,615)	242,016	(6,199)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	418,542	1,127,975	141,557	57,909
Net contractowner transfers	(1,389,483)	(524,213)	(59,576)	(123,603)
Withdrawals and death benefits (b)	(605,983)	(417,791)	(107,691)	(102,538)
Net increase (decrease) in net assets resulting from contractowner transactions	(1,576,924)	185,971	(25,710)	(168,232)
Net increase (decrease) in net assets	(1,768,303)	149,356	216,306	(174,431)

NET ASSETS
Beginning of period	12,736,134	12,586,778	1,826,328	2,000,759
End of period	$10,967,831	$12,736,134	$2,042,634	$1,826,328

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	241,063	237,443	46,134	50,443
Units purchased	7,974	20,815	3,564	1,429
Units sold/transferred	(37,594)	(17,195)	(4,067)	(5,738)
End of period	211,443	241,063	45,631	46,134

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-53

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended	concluded

	Wanger USA Sub-Account		Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015

FROM OPERATIONS
Net investment income (loss)	$(3,372)	$(3,125)	$780,741	$1,045,972
Net realized gain (loss)	86,806	116,536	(1,298,455)	(806,270)
Net change in unrealized appreciation (depreciation) on investments	33,484	(121,989)	2,759,635	(1,391,088)
Net increase (decrease) in net assets from operations	116,918	(8,578)	2,241,921	(1,151,386)

FROM CONTRACTOWNER TRANSACTIONS
Premiums (a)	40,449	36,101	425,826	1,998,324
Net contractowner transfers	21,749	72,607	(4,667,267)	44,692
Withdrawals and death benefits (b)	(15,618)	(38,735)	(585,935)	(548,707)
Net increase (decrease) in net assets resulting from contractowner transactions	46,580	69,973	(4,827,376)	1,494,309
Net increase (decrease) in net assets	163,498	61,395	(2,585,455)	342,923

NET ASSETS
Beginning of period	795,957	734,562	16,808,490	16,465,567
End of period	$959,455	$795,957	$14,223,035	$16,808,490

CHANGES IN ACCUMULATION UNITS OUTSTANDING:
Beginning of period	13,280	12,131	1,198,856	1,101,585
Units purchased	797	590	28,703	134,291
Units sold/transferred	53	559	(345,188)	(37,020)
End of period	14,130	13,280	882,371	1,198,856

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-54	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VA-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on July 27, 1998 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). TIAA-CREF Life, as a legal reserve life insurance company under the insurance laws of the State of New York, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”).

Investors participate in the Separate Account by purchasing one of three different variable annuity contracts: the Personal Annuity Select and Single Premium Immediate Annuity (the “Original Contract”), the Lifetime Variable Select Annuity (the “Lifetime Contract”) and the Intelligent Variable Annuity (the “Intelligent VA”). Premiums received from the contracts are allocated to investment accounts, the (“Sub-Accounts”) of which some invest in the TIAA-CREF Life Funds (the “Funds”), an open-end management investment company registered with the Commission and managed by Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser. Prior to October 1, 2016, Teachers Advisors, LLC was named Teachers Advisors, Inc. The Original Contract currently offers 8 investment Sub-Account options, the Lifetime Contract currently offers 10 investment Sub-Account options and the Intelligent VA offers 68 investment Sub-Account options. Accumulation unit values are calculated daily for each investment account. Effective in 2008, the Personal Annuity Select and Lifetime Variable Select Annuity are no longer available to new customers. However, policy owners that existed prior to that date may continue to invest their premiums in the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the Sub-Accounts based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance, Sub-Account expenses and mortality experience.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table with four year setbacks. The Annuity 2000 Mortality Table is used for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after April 1, 1998. The mortality risk is fully borne by TIAA-CREF Life and may result in additional amounts being transferred into the variable annuity account by TIAA-CREF Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to TIAA-CREF Life.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VA-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

New commission rule issuance: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the Account to file new form N-CEN. The requirements of this final rule in relation to form N-CEN must be adopted by June 1, 2018. Management is currently assessing the impact of this rule to the Separate Account’s financial statements and other filings.

Effective October 14, 2016, the TIAA-CREF Life Money Market Fund was converted to a Government Money Market Account in compliance with Securities and Exchange Commission Final Rule Release No. 33-9616, Money Market Reform.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-55

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of December 31, 2016, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Sub-Accounts’ investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Transfers between levels are recognized at the end of the reporting period. For the year ending December 31, 2016, there were no transfers between levels by the Sub-Accounts. As of December 31, 2016, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

TIAA-CREF Life provides all administrative services for the Sub-Accounts. Daily charges are deducted from the net assets of the Sub-Accounts for services required to administer the Separate Account and the contracts, and to cover certain insurance risks borne by TIAA-CREF Life. The following are the current administrative expense charges for the contracts:

Administrative expense

(as a percentage of average account value)

	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select
Maximum contractual fee	0.30%	0.20%	0.20%
Current fee	0.10%	0.20%	0.20%

TIAA-CREF Life imposes a daily charge that is deducted from the net assets of the Sub-Accounts for bearing certain mortality and expense risks in connection with the contracts. The following are the mortality and expense risk charges for the contracts:

Mortality and expense risk charges

(as a percentage of average account value)

	Personal Annuity Select	Lifetime Variable Select
Maximum contractual fee	1.00%	1.00%
Current fee	0.40%	0.40%

Intelligent Variable Annuity

	Maximum contractual fee	Current fee
If accumulation value is less than $100,000	0.40%	0.40%
If accumulation value is between $100,000-$500,000	0.25%	0.25%
If accumulation value is greater than $500,000	0.15%	0.15%
After the first 10 contract years	0.00%	0.00%

B-56	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

There are other daily, monthly, and annual fees and expenses that a contractowner will pay when buying, owning and surrendering the policy. These fees and expenses include as follows:

Additional expense charges	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select
Maximum annual contract fees (waived for accumulation values > $25,000)	$25	$0	$25
Optional guaranteed minimum death benefit charge	0.10%	None	None
Premium taxes (a)	1.00% to 3.50%	1.00% to 3.50%	1.00% to 3.50%
Maximum transfer fee	$0	$0	$25

(a)	Only applicable in certain states.

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services may also enter into selling agreements with third parties to distribute the contracts.
Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2016 were as follows:

Sub-Accounts	Purchases	Sales
TIAA-CREF Life Balanced	$16,446,660	$10,185,774
TIAA-CREF Life Bond	32,462,847	22,688,777
TIAA-CREF Life Growth Equity	8,715,162	13,663,848
TIAA-CREF Life Growth & Income	17,479,708	19,487,188
TIAA-CREF Life International Equity	9,493,625	15,303,964
TIAA-CREF Life Large-Cap Value	10,412,753	8,703,343
TIAA-CREF Life Money Market	88,810,332	86,794,340
TIAA-CREF Life Real Estate Securities	16,264,970	11,402,474
TIAA-CREF Life Small-Cap Equity	8,271,276	11,529,307
TIAA-CREF Life Social Choice Equity	9,448,383	5,889,031
TIAA-CREF Life Stock Index	37,946,296	44,421,005
Calamos Growth and Income Portfolio	968,952	1,207,528
ClearBridge Variable Aggressive Growth Portfolio—Class I	12,989,168	4,666,496
ClearBridge Variable Small Cap Growth Portfolio—Class I	843,264	1,017,937
Credit Suisse Trust-Commodity Return Strategy Portfolio	172,854	25,898
DFA VA Global Bond Portfolio	13,316,388	4,918,868
DFA VA Global Moderate Allocation Portfolio	15,764,790	5,920,157
DFA VA International Small Portfolio	12,477,773	3,614,943
DFA VA International Value Portfolio	11,704,344	3,493,194
DFA VA Short-Term Fixed Portfolio	17,082,187	6,054,884
DFA VA US Large Value Portfolio	7,990,935	2,706,734
DFA VA US Targeted Value Portfolio	6,119,664	2,837,200
Delaware VIP Diversified Income Series—Standard Class	8,683,046	9,884,237
Delaware VIP International Value Equity Series—Standard Class	12,427,475	8,629,068
Delaware VIP Small Cap Value Series—Standard Class	9,261,894	7,693,025
Franklin Income VIP Fund—Class 1	2,647,083	2,353,684
Franklin Mutual Shares VIP Fund—Class 1	987,995	1,152,508
Franklin Small-Mid Cap Growth VIP Fund—Class 1	2,025,818	2,166,583
Janus Aspen Forty Portfolio—Institutional Shares	2,993,310	4,049,931
Janus Aspen Overseas Portfolio—Institutional Shares	723,505	1,053,280
Janus Aspen Perkins Mid Cap Value Portfolio—Institutional Shares	3,885,158	2,673,584
John Hancock Emerging Markets Value Trust Portfolio	7,840,120	2,098,326
Matson Money Fixed Income VI Portfolio	7,044,680	3,476,255
Matson Money International Equity VI Portfolio	3,964,451	2,402,053
Matson Money U.S. Equity VI Portfolio	5,601,169	3,757,093
MFS Global Equity Series—Initial Class	2,055,021	1,455,175
MFS Growth Series—Initial Class	270,775	735,607
MFS Massachusetts Investors Growth Stock Portfolio	2,083,528	1,664,530
MFS Utilities Series—Initial Class	813,495	686,462

Intelligent Variable Annuity ∎ Statement of Additional Information	B-57

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Sub-Accounts	Purchases	Sales
Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	$1,721,733	$320,749
Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	13,963,013	5,040,670
PIMCO VIT All Asset Portfolio—Institutional Class	820,374	686,183
PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class	555,526	578,652
PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	9,461,183	3,788,155
PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class	1,498,431	1,439,691
PIMCO VIT Real Return Portfolio—Institutional Class	24,218,783	10,585,144
PVC Equity Income Account—Class 1	21,067,539	9,363,757
PVC MidCap Account—Class 1	2,332,151	1,677,177
Prudential Series Fund-Jennison 20/20 Focus Portfolio—Class II	2,297,630	3,321,796
Prudential Series Fund-Natural Resources Portfolio—Class II	933,718	716,277
Prudential Series Fund-Value Portfolio—Class II	776,128	4,038,850
Royce Capital Fund Micro-Cap Portfolio—Investment Class	2,730,328	1,466,794
Royce Capital Fund Small-Cap Portfolio—Investment Class	2,433,174	1,903,568
T. Rowe Price® Health Sciences Portfolio I	2,006,280	3,575,121
T. Rowe Price® Limited-Term Bond Portfolio	15,231,243	8,414,924
Templeton Developing Markets VIP Fund—Class 1	3,660,941	3,718,175
Vanguard VIF Capital Growth Portfolio	2,251,712	749,487
Vanguard VIF Equity Index	48,651,854	5,689,040
Vanguard VIF High Yield Bond Portfolio	13,758,855	3,678,088
Vanguard VIF Mid-Cap Index Portfolio	13,075,681	3,345,994
Vanguard VIF REIT Index Portfolio	8,992,307	2,381,278
Vanguard VIF Small Co Growth Portfolio	6,055,333	1,900,193
Vanguard VIF Total Bond Market Index Portfolio	30,579,585	7,242,807
VY Clarion Global Real Estate Portfolio—Class I	2,130,314	4,620,718
Wanger International	3,270,792	3,765,826
Wanger Select	1,100,968	561,100
Wanger USA	613,129	346,123
Western Asset Variable Global High Yield Bond Portfolio—Class I	3,852,282	7,898,917

Note 5—condensed financial information

					For the period or year ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life Balanced Sub-Account
2016	1,717	$26.37 to $26.54	$27.82 to $28.10	$48,048	2.54%	0.25% to 0.60%	5.50% to 5.87%
2015	1,549	$26.19 to $26.27	$26.37 to $26.54	$41,003	3.22%	0.25% to 0.60%	0.67% to 1.02%
2014(v)	983	$25.00	$26.19 to $26.27	$25,784	5.98%	0.25% to 0.60%	3.49% to 5.09%

TIAA-CREF Life Bond Sub-Account
2016	3,756	$37.73 to $38.82	$39.10 to $40.36	$149,247	2.90%	0.25% to 0.60%	3.61% to 3.98%
2015	3,634	$37.75 to $38.69	$37.73 to $38.82	$139,034	3.56%	0.25% to 0.60%	(0.03)% to 0.32%
2014	3,383	$36.01 to $36.78	$37.75 to $38.69	$129,198	2.34%	0.25% to 0.60%	4.84% to 5.20%
2013	3,051	$36.79 to $37.45	$36.01 to $36.78	$110,902	2.49%	0.25% to 0.60%	(2.13)% to (1.79)%
2012	2,838	$34.62 to $35.12	$36.79 to $37.45	$105,123	3.88%	0.25% to 0.60%	6.27% to 6.65%

TIAA-CREF Life Growth Equity Sub-Account
2016	1,892	$32.32 to $33.26	$31.82 to $32.86	$64,003	0.58%	0.25% to 0.60%	(1.55)% to (1.21)%
2015	2,115	$29.65 to $30.40	$32.32 to $33.26	$72,107	0.23%	0.25% to 0.60%	9.01% to 9.39%
2014	2,009	$26.81 to $27.39	$29.65 to $30.40	$62,475	0.30%	0.25% to 0.60%	10.59% to 10.98%
2013	2,079	$19.27 to $19.63	$26.81 to $27.39	$58,173	0.28%	0.25% to 0.60%	39.10% to 39.59%
2012	2,016	$16.57 to $16.82	$19.27 to $19.63	$40,297	0.68%	0.25% to 0.60%	16.29% to 16.70%

B-58	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

					For the period or year ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life Growth & Income Sub-Account
2016	1,840	$51.69 to $53.17	$55.80 to $57.60	$112,709	1.43%	0.25% to 0.60%	7.95% to 8.33%
2015	2,014	$50.32 to $51.59	$51.69 to $53.17	$112,298	1.09%	0.25% to 0.60%	2.72% to 3.08%
2014	2,054	$45.57 to $46.55	$50.32 to $51.59	$111,028	0.99%	0.25% to 0.60%	10.42% to 10.81%
2013	2,092	$34.11 to $34.73	$45.57 to $46.55	$102,273	1.13%	0.25% to 0.60%	33.58% to 34.04%
2012	1,959	$29.48 to $29.90	$34.11 to $34.73	$71,578	1.82%	0.25% to 0.60%	15.73% to 16.14%

TIAA-CREF Life International Equity Sub-Account
2016	2,535	$27.15 to $27.93	$27.27 to $28.15	$72,215	1.55%	0.25% to 0.60%	0.45% to 0.80%
2015	2,769	$27.58 to $28.27	$27.15 to $27.93	$78,482	1.32%	0.25% to 0.60%	(1.57)% to (1.23)%
2014	2,729	$30.13 to $30.78	$27.58 to $28.27	$78,520	1.27%	0.25% to 0.60%	(8.45)% to (8.13)%
2013	2,878	$24.41 to $24.85	$30.13 to $30.78	$90,184	2.46%	0.25% to 0.60%	23.41% to 23.85%
2012	2,867	$18.71 to $18.98	$24.41 to $24.85	$72,464	1.76%	0.25% to 0.60%	30.49% to 30.95%

TIAA-CREF Life Large-Cap Value Sub-Account
2016	759	$69.43 to $71.42	$81.95 to $84.59	$65,986	1.91%	0.25% to 0.60%	18.03% to 18.44%
2015	781	$73.52 to $75.36	$69.43 to $71.42	$57,174	1.55%	0.25% to 0.60%	(5.57)% to (5.24)%
2014	864	$67.87 to $69.33	$73.52 to $75.36	$66,456	1.75%	0.25% to 0.60%	8.33% to 8.71%
2013	915	$50.83 to $51.74	$67.87 to $69.33	$64,869	2.04%	0.25% to 0.60%	33.51% to 33.98%
2012	803	$42.57 to $43.18	$50.83 to $51.74	$42,658	1.97%	0.25% to 0.60%	19.42% to 19.84%

TIAA-CREF Life Money Market Sub-Account
2016	5,223	$11.18 to $11.51	$11.15 to $11.52	$59,179	0.28%	0.25% to 0.60%	(0.31)% to 0.03%
2015	5,041	$11.25 to $11.54	$11.18 to $11.51	$57,163	0.00%	0.25% to 0.60%	(0.59)% to (0.25)%
2014	4,835	$11.32 to $11.57	$11.25 to $11.54	$55,029	0.00%	0.25% to 0.60%	(0.60)% to (0.25)%
2013	4,903	$11.38 to $11.60	$11.32 to $11.57	$56,030	0.00%	0.25% to 0.60%	(0.59)% to (0.24)%
2012	4,427	$11.45 to $11.62	$11.38 to $11.60	$50,772	0.02%	0.25% to 0.60%	(0.58)% to (0.23)%

TIAA-CREF Life Real Estate Sub-Account
2016	694	$91.16 to $93.77	$94.20 to $97.24	$68,774	2.84%	0.25% to 0.60%	3.34% to 3.70%
2015	714	$87.87 to $90.07	$91.16 to $93.77	$68,524	2.62%	0.25% to 0.60%	3.74% to 4.11%
2014	738	$68.81 to $70.29	$87.87 to $90.07	$68,129	1.73%	0.25% to 0.60%	27.70% to 28.15%
2013	692	$67.94 to $69.16	$68.81 to $70.29	$49,958	1.69%	0.25% to 0.60%	1.28% to 1.63%
2012	733	$57.06 to $57.87	$67.94 to $69.16	$51,699	1.89%	0.25% to 0.60%	19.07% to 19.49%

TIAA-CREF Life Small-Cap Equity Sub-Account
2016	451	$85.34 to $87.78	$101.68 to $104.96	$49,103	0.93%	0.25% to 0.60%	19.15% to 19.57%
2015	511	$85.98 to $88.13	$85.34 to $87.78	$45,914	0.60%	0.25% to 0.60%	(0.75)% to (0.40)%
2014	555	$80.95 to $82.69	$85.98 to $88.13	$49,601	0.71%	0.25% to 0.60%	6.21% to 6.58%
2013	593	$58.23 to $59.27	$80.95 to $82.69	$49,746	0.72%	0.25% to 0.60%	39.03% to 39.52%
2012	528	$51.37 to $52.11	$58.23 to $59.27	$31,876	1.11%	0.25% to 0.60%	13.34% to 13.74%

TIAA-CREF Life Social Choice Equity Sub-Account
2016	905	$46.89 to $48.23	$52.84 to $54.54	$50,311	2.45%	0.25% to 0.60%	12.67% to 13.07%
2015	925	$48.48 to $49.70	$46.89 to $48.23	$45,404	2.49%	0.25% to 0.60%	(3.28)% to (2.94)%
2014	960	$43.95 to $44.89	$48.48 to $49.70	$48,709	1.87%	0.25% to 0.60%	10.31% to 10.70%
2013	960	$32.96 to $33.55	$43.95 to $44.89	$44,113	1.69%	0.25% to 0.60%	33.33% to 33.80%
2012	822	$29.09 to $29.50	$32.96 to $33.55	$28,360	2.02%	0.25% to 0.60%	13.33% to 13.72%

TIAA-CREF Life Stock Index Sub-Account
2016	4,601	$58.79 to $60.49	$65.87 to $68.01	$324,102	2.29%	0.25% to 0.60%	12.04% to 12.43%
2015	4,815	$58.89 to $60.38	$58.79 to $60.49	$300,531	1.95%	0.25% to 0.60%	(0.17)% to 0.18%
2014	4,874	$52.68 to $53.82	$58.89 to $60.38	$302,901	1.91%	0.25% to 0.60%	11.79% to 12.18%
2013	4,822	$39.72 to $40.44	$52.68 to $53.82	$265,649	1.94%	0.25% to 0.60%	32.63% to 33.10%
2012	4,740	$34.35 to $34.84	$39.72 to $40.44	$196,354	2.20%	0.25% to 0.60%	15.65% to 16.06%

Intelligent Variable Annuity ∎ Statement of Additional Information	B-59

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Calamos Growth and Income Portfolio Sub-Account
2016		158	$21.09 to $21.70	$22.29 to $23.01	$3,596	2.41%	0.25% to 0.60%	5.69% to 6.06%
2015		177	$20.98 to $21.51	$21.09 to $21.70	$3,798	2.70%	0.25% to 0.60%	0.52% to 0.87%
2014		191	$19.76 to $20.18	$20.98 to $21.51	$4,067	0.96%	0.25% to 0.60%	6.20% to 6.58%
2013		208	$17.08 to $17.38	$19.76 to $20.18	$4,162	1.10%	0.25% to 0.60%	15.70% to 16.11%
2012		207	$15.84 to $16.07	$17.08 to $17.38	$3,576	2.01%	0.25% to 0.60%	7.78% to 8.16%

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2016		560	$33.32 to $34.28	$33.52 to $34.60	$19,098	0.83%	0.25% to 0.60%	0.60% to 0.95%
2015		337	$34.12 to $34.97	$33.32 to $34.28	$11,411	0.43%	0.25% to 0.60%	(2.32)% to (1.98)%
2014		220	$28.51 to $29.12	$34.12 to $34.97	$7,626	0.20%	0.25% to 0.60%	19.67% to 20.09%
2013		120	$19.41 to $19.75	$28.51 to $29.12	$3,464	0.39%	0.25% to 0.60%	46.90% to 47.41%
2012		67	$16.44 to $16.68	$19.41 to $19.75	$1,315	0.41%	0.25% to 0.60%	18.01% to 18.43%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2016		88	$28.64 to $29.46	$30.12 to $31.09	$2,695	0.00%	0.25% to 0.60%	5.17% to 5.54%
2015		98	$30.13 to $30.88	$28.64 to $29.46	$2,851	0.00%	0.25% to 0.60%	(4.95)% to (4.61)%
2014		93	$29.12 to $29.75	$30.13 to $30.88	$2,850	0.00%	0.25% to 0.60%	3.46% to 3.82%
2013		76	$19.92 to $20.28	$29.12 to $29.75	$2,232	0.04%	0.25% to 0.60%	46.17% to 46.68%
2012		27	$16.78 to $17.02	$19.92 to $20.28	$542	0.86%	0.25% to 0.60%	18.71% to 19.13%

Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account
2016		14	$15.54 to $15.66	$17.30 to $17.49	$240	0.00%	0.25% to 0.60%	11.35% to 11.74%
2015		4	$20.87 to $20.95	$15.54 to $15.66	$60	0.00%	0.25% to 0.60%	(25.54)% to (25.28)%
2014		2	$25.31	$20.87 to $20.95	$42	0.00%	0.26% to 0.60%	(17.51)% to (17.22)%
2013	(r)	89	$25.00	$25.31	$2	0.00%	0.29%	1.26%

DFA VA Global Bond Portfolio Sub-Account
2016		1,093	$26.18 to $26.52	$26.48 to $26.91	$29,316	1.93%	0.25% to 0.60%	1.12% to 1.47%
2015		804	$25.94 to $26.18	$26.18 to $26.52	$21,266	2.17%	0.25% to 0.60%	0.94% to 1.29%
2014		333	$25.36 to $25.51	$25.94 to $26.18	$8,698	3.25%	0.25% to 0.60%	2.27% to 2.63%
2013		107	$25.61 to $25.67	$25.36 to $25.51	$2,719	0.78%	0.25% to 0.60%	(0.95)% to (0.60)%
2012	(k)	16	$25.07	$25.61 to $25.67	$405	3.04%	0.25% to 0.60%	(0.12)% to 2.23%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2016		1,575	$25.60 to $25.80	$27.76 to $28.07	$44,117	1.83%	0.25% to 0.60%	8.42% to 8.80%
2015		1,247	$26.29 to $26.40	$25.60 to $25.80	$32,132	1.71%	0.25% to 0.60%	(2.62)% to (2.28)%
2014	(u)	586	$25.50	$26.29 to $26.40	$15,459	2.51%	0.25% to 0.61%	(0.26)% to 3.42%

DFA VA International Small Portfolio Sub-Account
2016		618	$32.57 to $32.99	$34.39 to $34.96	$21,490	3.07%	0.25% to 0.60%	5.60% to 5.97%
2015		372	$30.97 to $31.26	$32.57 to $32.99	$12,219	3.19%	0.25% to 0.60%	5.18% to 5.55%
2014		132	$33.06 to $33.26	$30.97 to $31.26	$4,105	2.85%	0.25% to 0.60%	(6.34)% to (6.01)%
2013		57	$26.18 to $26.24	$33.06 to $33.26	$1,888	3.95%	0.25% to 0.60%	20.13% to 26.75%
2012	(l)	15	$24.28	$26.18 to $26.24	$390	4.68%	0.25% to 0.60%	5.03% to 15.18%

DFA VA International Value Portfolio Sub-Account
2016		821	$27.93 to $28.29	$30.29 to $30.79	$25,168	4.02%	0.25% to 0.60%	8.46% to 8.84%
2015		553	$30.20 to $30.48	$27.93 to $28.29	$15,581	4.02%	0.25% to 0.60%	(7.52)% to (7.19)%
2014		249	$32.72 to $32.91	$30.20 to $30.48	$7,587	5.74%	0.25% to 0.60%	(7.71)% to (7.39)%
2013		100	$27.06 to $27.12	$32.72 to $32.91	$3,276	4.32%	0.25% to 0.60%	19.28% to 21.35%
2012	(m)	15	$22.87	$27.06 to $27.12	$417	6.75%	0.25% to 0.60%	3.38% to 18.40%

DFA VA Short-Term Fixed Portfolio Sub-Account
2016		1,403	$24.71 to $25.03	$24.76 to $25.17	$35,136	0.83%	0.25% to 0.60%	0.19% to 0.54%
2015		968	$24.79 to $25.02	$24.71 to $25.03	$24,138	0.37%	0.25% to 0.60%	(0.30)% to 0.05%
2014		596	$24.90 to $25.05	$24.79 to $25.02	$14,864	0.28%	0.25% to 0.60%	(0.45)% to (0.10)%
2013		234	$24.99 to $25.05	$24.90 to $25.05	$5,855	0.50%	0.25% to 0.60%	(0.35)% to 0.00%
2012	(n)	27	$24.99	$24.99 to $25.05	$664	1.53%	0.25% to 0.60%	(0.10)% to 0.17%

B-60	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

						For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

DFA VA US Large Value Portfolio Sub-Account
2016		467	$39.55 to $40.07	$46.74 to $47.51	$22,114	2.39%	0.25% to 0.60%	18.16% to 18.58%
2015		356	$41.20 to $41.58	$39.55 to $40.07	$14,223	2.29%	0.25% to 0.60%	(3.98)% to (3.65)%
2014		250	$37.99 to $38.21	$41.20 to $41.58	$10,363	2.78%	0.25% to 0.60%	8.43% to 8.81%
2013		108	$27.14 to $27.21	$37.99 to $38.21	$4,116	2.48%	0.25% to 0.60%	25.18% to 40.47%
2012	(m)	14	$23.57	$27.14 to $27.21	$389	4.42%	0.25% to 0.60%	1.56% to 15.22%

DFA VA US Targeted Value Portfolio Sub-Account
2016		282	$37.75 to $38.24	$47.85 to $48.63	$13,680	1.31%	0.25% to 0.60%	26.73% to 27.17%
2015		218	$40.08 to $40.45	$37.75 to $38.24	$8,296	1.42%	0.25% to 0.60%	(5.80)% to (5.47)%
2014		167	$38.88 to $39.10	$40.08 to $40.45	$6,749	1.24%	0.25% to 0.60%	3.09% to 3.45%
2013		78	$27.04 to $27.11	$38.88 to $39.10	$3,036	1.38%	0.25% to 0.60%	26.94% to 44.26%
2012	(l)	12	$24.30	$27.04 to $27.11	$328	2.33%	0.25% to 0.60%	2.30% to 11.35%

Delaware VIP Diversified Income Series—Standard Class Sub-Account
2016		2,881	$14.96 to $15.39	$15.39 to $15.89	$45,239	3.37%	0.25% to 0.60%	2.90% to 3.27%
2015		3,048	$15.21 to $15.59	$14.96 to $15.39	$46,398	3.07%	0.25% to 0.60%	(1.67)% to (1.33)%
2014		3,183	$14.53 to $14.84	$15.21 to $15.59	$49,173	2.15%	0.25% to 0.60%	4.69% to 5.05%
2013		2,755	$14.81 to $15.07	$14.53 to $14.84	$40,573	2.23%	0.25% to 0.60%	(1.85)% to (1.51)%
2012		2,037	$13.90 to $14.10	$14.81 to $15.07	$30,504	4.33%	0.25% to 0.60%	6.55% to 6.93%

Delaware VIP International Value Equity Series—Standard Class Sub-Account
2016		2,501	$13.39 to $13.77	$13.86 to $14.31	$35,338	1.69%	0.25% to 0.60%	3.56% to 3.93%
2015		2,256	$13.40 to $13.74	$13.39 to $13.77	$30,740	1.84%	0.25% to 0.60%	(0.11)% to 0.24%
2014		1,683	$14.76 to $15.08	$13.40 to $13.74	$22,925	1.15%	0.25% to 0.60%	(9.22)% to (8.90)%
2013		1,011	$12.09 to $12.31	$14.76 to $15.08	$15,139	1.30%	0.25% to 0.60%	22.05% to 22.48%
2012		603	$10.56 to $10.71	$12.09 to $12.31	$7,380	2.29%	0.25% to 0.60%	14.51% to 14.91%

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2016		393	$49.72 to $51.14	$64.94 to $67.04	$26,012	1.03%	0.25% to 0.60%	30.62% to 31.08%
2015		405	$53.34 to $54.67	$49.72 to $51.14	$20,514	0.67%	0.25% to 0.60%	(6.78)% to (6.45)%
2014		303	$50.68 to $51.77	$53.34 to $54.67	$16,441	0.50%	0.25% to 0.60%	5.23% to 5.60%
2013		219	$38.19 to $38.88	$50.68 to $51.77	$11,296	0.65%	0.25% to 0.60%	32.71% to 33.17%
2012		155	$33.73 to $34.22	$38.19 to $38.88	$5,993	0.84%	0.25% to 0.60%	13.22% to 13.62%

Franklin Income VIP Fund—Class 1 Sub-Account
2016		285	$23.54 to $24.21	$26.75 to $27.61	$7,781	4.93%	0.25% to 0.60%	13.65% to 14.05%
2015		288	$25.42 to $26.05	$23.54 to $24.21	$6,892	4.45%	0.25% to 0.60%	(7.40)% to (7.07)%
2014		291	$24.37 to $24.89	$25.42 to $26.05	$7,513	5.04%	0.25% to 0.60%	4.29% to 4.66%
2013		305	$21.47 to $21.86	$24.37 to $24.89	$7,547	6.00%	0.25% to 0.60%	13.50% to 13.90%
2012		238	$19.13 to $19.41	$21.47 to $21.86	$5,176	6.10%	0.25% to 0.60%	12.23% to 12.63%

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2016		75	$25.84 to $26.58	$29.89 to $30.85	$2,278	2.27%	0.25% to 0.60%	15.66% to 16.06%
2015		89	$27.28 to $27.96	$25.84 to $26.58	$2,350	3.38%	0.25% to 0.60%	(5.26)% to (4.93)%
2014		100	$25.56 to $26.11	$27.28 to $27.96	$2,784	2.06%	0.25% to 0.60%	6.74% to 7.11%
2013		95	$20.01 to $20.36	$25.56 to $26.11	$2,464	2.28%	0.25% to 0.60%	27.76% to 28.21%
2012		84	$17.56 to $17.81	$20.01 to $20.36	$1,695	2.34%	0.25% to 0.60%	13.92% to 14.32%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2016		148	$36.53 to $37.58	$37.91 to $39.13	$5,710	0.00%	0.25% to 0.60%	3.78% to 4.14%
2015		168	$37.67 to $38.61	$36.53 to $37.58	$6,238	0.00%	0.25% to 0.60%	(3.03)% to (2.69)%
2014		153	$35.16 to $35.92	$37.67 to $38.61	$5,864	0.00%	0.25% to 0.60%	7.13% to 7.51%
2013		94	$25.54 to $26.00	$35.16 to $35.92	$3,362	0.00%	0.25% to 0.60%	37.67% to 38.16%
2012		57	$23.12 to $23.46	$25.54 to $26.00	$1,468	0.00%	0.25% to 0.60%	10.45% to 10.84%

Intelligent Variable Annuity ∎ Statement of Additional Information	B-61

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Janus Aspen Forty Portfolio—Institutional Shares Sub-Account
2016		92	$63.61 to $65.43	$64.62 to $66.70	$6,046	0.00%	0.25% to 0.60%	1.59% to 1.94%
2015		122	$57.02 to $58.45	$63.61 to $65.43	$7,900	0.00%	0.25% to 0.60%	11.55% to 11.94%
2014		93	$52.76 to $53.89	$57.02 to $58.45	$5,417	0.16%	0.25% to 0.60%	8.08% to 8.46%
2013		80	$40.45 to $41.17	$52.76 to $53.89	$4,297	0.69%	0.25% to 0.60%	30.44% to 30.90%
2012		94	$32.77 to $33.24	$40.45 to $41.17	$3,854	0.77%	0.25% to 0.60%	23.41% to 23.85%

Janus Aspen Overseas Portfolio—Institutional Shares Sub-Account
2016		29	$47.73 to $49.10	$44.39 to $45.82	$1,324	4.74%	0.25% to 0.60%	(7.01)% to (6.68)%
2015		39	$52.53 to $53.85	$47.73 to $49.10	$1,915	0.57%	0.25% to 0.60%	(9.14)% to (8.82)%
2014		44	$59.97 to $61.26	$52.53 to $53.85	$2,344	2.94%	0.25% to 0.60%	(12.40)% to (12.09)%
2013		48	$52.66 to $53.60	$59.97 to $61.26	$2,905	2.82%	0.25% to 0.60%	13.88% to 14.28%
2012		68	$46.69 to $47.36	$52.66 to $53.60	$3,625	0.66%	0.25% to 0.60%	12.79% to 13.18%

Janus Aspen Perkins Mid-Cap Value Portfolio—Institutional Shares Sub-Account
2016		312	$25.83 to $26.57	$30.56 to $31.55	$9,747	1.05%	0.25% to 0.60%	18.32% to 18.73%
2015		312	$26.92 to $27.59	$25.83 to $26.57	$8,214	1.22%	0.25% to 0.60%	(4.04)% to (3.71)%
2014		335	$24.90 to $25.43	$26.92 to $27.59	$9,154	1.39%	0.25% to 0.60%	8.12% to 8.50%
2013		340	$19.86 to $20.22	$24.90 to $25.43	$8,593	1.25%	0.25% to 0.60%	25.34% to 25.78%
2012		333	$17.98 to $18.24	$19.86 to $20.22	$6,689	1.02%	0.25% to 0.60%	10.47% to 10.86%

John Hancock Emerging Markets Value Trust Sub-Account
2016		494	$20.43 to $20.51	$23.98 to $24.15	$11,890	2.58%	0.25% to 0.60%	17.38% to 17.79%
2015	(p)	248	$25.00	$20.43 to $20.51	$5,077	3.58%	0.25% to 0.60%	(20.48)% to (16.47)%

Matson Money Fixed Income VI Portfolio Sub-Account
2016		888	$24.70 to $24.86	$24.74 to $24.98	$22,113	0.51%	0.25% to 0.60%	0.14% to 0.49%
2015		752	$24.92 to $24.99	$24.70 to $24.86	$18,638	0.00%	0.25% to 0.60%	(0.87)% to (0.52)%
2014	(w)	552	$25.00	$24.92 to $24.99	$13,781	1.00%	0.25% to 0.60%	(0.32)% to (0.03)%

Matson Money International Equity VI Portfolio Sub-Account
2016		529	$22.07 to $22.22	$23.63 to $23.87	$12,575	2.10%	0.25% to 0.60%	7.06% to 7.44%
2015		472	$23.07 to $23.14	$22.07 to $22.22	$10,453	1.18%	0.25% to 0.60%	(4.32)% to (3.98)%
2014	(w)	344	$25.00	$23.07 to $23.14	$7,953	2.66%	0.25% to 0.60%	(8.76)% to (7.45)%

Matson Money U.S. Equity VI Portfolio Sub-Account
2016		609	$25.42 to $25.59	$30.47 to $30.78	$18,667	0.82%	0.25% to 0.60%	19.86% to 20.28%
2015		561	$26.73 to $26.81	$25.42 to $25.59	$14,323	0.63%	0.25% to 0.60%	(4.87)% to (4.54)%
2014	(w)	426	$25.00	$26.73 to $26.81	$11,411	0.72%	0.25% to 0.60%	3.50% to 7.88%

MFS Global Equity Series—Initial Class Sub-Account
2016		154	$22.36 to $23.00	$23.86 to $24.63	$3,740	0.99%	0.25% to 0.60%	6.71% to 7.08%
2015		137	$22.82 to $23.39	$22.36 to $23.00	$3,114	1.05%	0.25% to 0.60%	(2.00)% to (1.66)%
2014		147	$22.10 to $22.57	$22.82 to $23.39	$3,398	0.75%	0.25% to 0.60%	3.25% to 3.61%
2013		126	$17.39 to $17.70	$22.10 to $22.57	$2,826	0.92%	0.25% to 0.60%	27.05% to 27.49%
2012		72	$14.19 to $14.39	$17.39 to $17.70	$1,274	1.12%	0.25% to 0.60%	22.60% to 23.03%

MFS Growth Series—Initial Class Sub-Account
2016		17	$44.43 to $45.70	$45.24 to $46.70	$770	0.04%	0.25% to 0.60%	1.83% to 2.19%
2015		28	$41.56 to $42.60	$44.43 to $45.70	$1,265	0.16%	0.25% to 0.60%	6.92% to 7.29%
2014		29	$38.37 to $39.20	$41.56 to $42.60	$1,224	0.10%	0.25% to 0.60%	8.29% to 8.67%
2013		30	$28.21 to $28.71	$38.37 to $39.20	$1,154	0.96%	0.25% to 0.60%	36.03% to 36.51%
2012		29	$24.18 to $24.42	$28.21 to $28.71	$816	0.00%	0.25% to 0.60%	(1.50)% to 16.97%

MFS Massachusetts Investors Growth Stock Portfolio Sub-Account
2016		182	$19.05 to $19.59	$20.09 to $20.73	$3,721	0.59%	0.25% to 0.60%	5.44% to 5.81%
2015	(o)	182	$25.00	$19.05 to $19.59	$3,517	0.63%	0.25% to 0.60%	(1.85)% to (1.59)%

B-62	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

							For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

MFS Utilities Series—Initial Class Sub-Account
2016		49		$43.69 to $44.94	$48.41 to $49.97	$2,440	3.75%	0.25% to 0.60%	10.81% to 11.19%
2015		50		$51.42 to $52.71	$43.69 to $44.94	$2,202	4.17%	0.25% to 0.60%	(15.03)% to (14.73)%
2014		53		$45.89 to $46.87	$51.42 to $52.71	$2,763	2.66%	0.25% to 0.60%	12.06% to 12.45%
2013		48		$38.30 to $38.99	$45.89 to $46.87	$2,229	4.06%	0.25% to 0.60%	19.80% to 20.22%
2012		29		$33.96 to $34.44	$38.30 to $38.99	$1,131	6.37%	0.25% to 0.60%	12.80% to 13.20%

Neuberger Berman Advisers Management Trust Large Cap Value Portf Sub-Account
2016		104		$22.33 to $22.97	$28.27 to $29.19	$3,006	0.88%	0.25% to 0.60%	26.61% to 27.05%
2015		56		$26.27 to $26.93	$22.33 to $22.97	$1,284	0.73%	0.25% to 0.60%	(12.33)% to (12.02)%
2014		80		$23.33 to $23.83	$26.27 to $26.93	$2,081	0.78%	0.25% to 0.60%	9.20% to 9.58%
2013		57		$17.90 to $18.22	$23.33 to $23.83	$1,357	1.18%	0.25% to 0.60%	36.23% to 36.71%
2012		36		$15.44 to $15.66	$17.90 to $18.22	$654	0.45%	0.25% to 0.60%	15.90% to 16.31%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Val Sub-Account
2016		1,147		$23.94 to $24.62	$27.64 to $28.53	$32,295	0.72%	0.25% to 0.60%	15.47% to 15.88%
2015		885		$25.47 to $26.11	$23.94 to $24.62	$21,514	0.88%	0.25% to 0.60%	(8.88)% to (8.57)%
2014		607		$23.22 to $23.71	$25.47 to $26.11	$16,203	1.25%	0.25% to 0.60%	13.16% to 13.55%
2013		357		$17.04 to $17.35	$23.22 to $23.71	$8,404	1.41%	0.25% to 0.60%	30.35% to 30.81%
2012		185		$14.84 to $15.05	$17.04 to $17.35	$3,194	0.69%	0.25% to 0.60%	14.84% to 15.24%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2016		203		$14.63 to $15.05	$16.45 to $16.98	$3,402	2.84%	0.25% to 0.60%	12.40% to 12.80%
2015		200		$16.17 to $16.57	$14.63 to $15.05	$2,970	3.13%	0.24% to 0.60%	(9.50)% to (9.18)%
2014		291		$16.15 to $16.49	$16.17 to $16.57	$4,775	5.04%	0.25% to 0.60%	0.12% to 0.47%
2013		376		$16.18 to $16.46	$16.15 to $16.49	$6,168	4.19%	0.25% to 0.60%	(0.18)% to 0.17%
2012		555		$14.14 to $14.34	$16.18 to $16.46	$9,104	6.58%	0.25% to 0.60%	14.42% to 14.82%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2016		81		$15.05 to $15.16	$17.23 to $17.43	$1,407	1.26%	0.25% to 0.60%	14.53% to 14.93%
2015		83		$20.34 to $20.42	$15.05 to $15.16	$1,257	4.16%	0.25% to 0.61%	(26.02)% to (25.76)%
2014		53		$25.06 to $25.07	$20.34 to $20.42	$1,072	0.51%	0.25% to 0.61%	(18.83)% to (18.55)%
2013	(s)	6		$24.74 to $24.95	$25.06 to $25.07	$145	0.00%	0.37% to 0.52%	0.47% to 1.30%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2016		723		$24.19 to $24.38	$27.30 to $27.60	$19,862	5.42%	0.25% to 0.60%	12.84% to 13.23%
2015		542		$24.86 to $24.96	$24.19 to $24.38	$13,169	5.50%	0.25% to 0.60%	(2.68)% to (2.34)%
2014		229		$24.60	$24.86 to $24.96	$5,695	5.12%	0.25% to 0.60%	1.07% to 1.42%
2013	(t)	—	^	$24.43	$24.60	$—	2.43%	0.42%	0.71%

PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class Sub-Account
2016		274		$16.56 to $17.03	$17.15 to $17.70	$4,808	1.66%	0.25% to 0.60%	3.58% to 3.94%
2015		275		$17.33 to $17.77	$16.56 to $17.03	$4,643	1.98%	0.25% to 0.60%	(4.46)% to (4.13)%
2014		279		$17.02 to $17.39	$17.33 to $17.77	$4,923	2.64%	0.25% to 0.60%	1.81% to 2.16%
2013		271		$18.69 to $19.02	$17.02 to $17.39	$4,680	1.21%	0.25% to 0.60%	(8.89)% to (8.57)%
2012		293		$17.55 to $17.80	$18.69 to $19.02	$5,526	6.04%	0.25% to 0.60%	6.47% to 6.84%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2016		3,963		$16.04 to $16.50	$16.80 to $17.34	$67,871	2.44%	0.25% to 0.60%	4.73% to 5.09%
2015		3,240		$16.56 to $16.97	$16.04 to $16.50	$52,857	4.84%	0.25% to 0.60%	(3.14)% to (2.80)%
2014		2,549		$16.13 to $16.48	$16.56 to $16.97	$42,873	1.54%	0.25% to 0.60%	2.64% to 3.00%
2013		2,053		$17.85 to $18.17	$16.13 to $16.48	$33,580	1.98%	0.25% to 0.60%	(9.63)% to (9.31)%
2012		1,903		$16.49 to $16.72	$17.85 to $18.17	$34,367	6.42%	0.25% to 0.60%	8.27% to 8.65%

PVC Equity Income Account—Class 1 Sub-Account
2016		1,965		$27.87 to $28.67	$32.06 to $33.09	$64,213	2.79%	0.25% to 0.60%	15.03% to 15.43%
2015		1,714		$29.18 to $29.91	$27.87 to $28.67	$48,566	2.51%	0.25% to 0.60%	(4.50)% to (4.17)%
2014		1,394		$26.03 to $26.58	$29.18 to $29.91	$41,324	2.52%	0.25% to 0.60%	12.13% to 12.52%
2013		1,012		$20.57 to $20.94	$26.03 to $26.58	$26,699	3.22%	0.25% to 0.60%	26.54% to 26.98%
2012		700		$18.31 to $18.57	$20.57 to $20.94	$14,551	3.11%	0.25% to 0.60%	12.34% to 12.73%

Intelligent Variable Annuity ∎ Statement of Additional Information	B-63

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

PVC Midcap Account—Class 1 Sub-Account
2016		166	$32.44 to $33.37	$35.59 to $36.74	$6,047	0.42%	0.25% to 0.60%	9.71% to 10.09%
2015		176	$32.11 to $32.91	$32.44 to $33.37	$5,817	0.50%	0.25% to 0.60%	1.04% to 1.39%
2014		198	$28.59 to $29.20	$32.11 to $32.91	$6,471	0.51%	0.25% to 0.60%	12.31% to 12.70%
2013		223	$21.48 to $21.86	$28.59 to $29.20	$6,463	1.66%	0.25% to 0.60%	33.13% to 33.59%
2012		135	$18.09 to $18.35	$21.48 to $21.86	$2,926	0.83%	0.25% to 0.60%	18.73% to 19.15%

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account
2016		619	$26.22 to $26.97	$26.38 to $27.23	$16,666	0.00%	0.25% to 0.60%	0.63% to 0.98%
2015		657	$24.91 to $25.54	$26.22 to $26.97	$17,514	0.00%	0.25% to 0.60%	5.23% to 5.60%
2014		620	$23.49 to $23.99	$24.91 to $25.54	$15,673	0.00%	0.25% to 0.60%	6.07% to 6.44%
2013		325	$18.27 to $18.60	$23.49 to $23.99	$7,744	0.00%	0.25% to 0.60%	28.58% to 29.03%
2012		191	$16.62 to $16.85	$18.27 to $18.60	$3,527	3.50%	0.25% to 0.60%	9.95% to 10.34%

Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account
2016		50	$33.10 to $34.04	$41.06 to $42.39	$2,098	0.00%	0.25% to 0.60%	24.08% to 24.51%
2015		45	$46.79 to $47.97	$33.10 to $34.04	$1,513	0.00%	0.25% to 0.60%	(29.27)% to (29.03)%
2014		47	$58.69 to $59.95	$46.79 to $47.97	$2,230	0.00%	0.25% to 0.60%	(20.27)% to (19.99)%
2013		47	$53.80 to $54.76	$58.69 to $59.95	$2,785	0.00%	0.25% to 0.60%	9.10% to 9.48%
2012		58	$55.75 to $56.55	$53.80 to $54.76	$3,155	8.05%	0.25% to 0.60%	(3.50)% to (3.16)%

Prudential Series Fund—Value Portfolio—Class II Sub-Account
2016		154	$33.82 to $34.79	$37.31 to $38.51	$5,851	0.00%	0.25% to 0.60%	10.29% to 10.68%
2015		248	$37.21 to $38.14	$33.82 to $34.79	$8,577	0.00%	0.25% to 0.60%	(9.09)% to (8.77)%
2014		246	$34.13 to $34.87	$37.21 to $38.14	$9,307	0.00%	0.25% to 0.60%	9.00% to 9.39%
2013		177	$25.91 to $26.37	$34.13 to $34.87	$6,125	0.00%	0.25% to 0.60%	31.74% to 32.20%
2012		192	$22.84 to $23.17	$25.91 to $26.37	$5,039	0.55%	0.25% to 0.60%	13.45% to 13.85%

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2016		103	$16.06 to $16.52	$19.11 to $19.72	$2,009	1.06%	0.25% to 0.60%	19.00% to 19.41%
2015		26	$18.45 to $18.91	$16.06 to $16.52	$421	0.00%	0.25% to 0.60%	(12.98)% to (12.68)%
2014		33	$19.25 to $19.66	$18.45 to $18.91	$616	0.00%	0.25% to 0.60%	(4.16)% to (3.82)%
2013		31	$16.01 to $16.29	$19.25 to $19.66	$603	0.40%	0.25% to 0.60%	20.26% to 20.68%
2012		57	$14.97 to $15.18	$16.01 to $16.29	$917	0.00%	0.25% to 0.60%	6.96% to 7.34%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2016		344	$15.76 to $16.21	$18.95 to $19.56	$6,666	1.78%	0.25% to 0.60%	20.24% to 20.66%
2015		381	$17.98 to $18.43	$15.76 to $16.21	$6,116	0.73%	0.25% to 0.60%	(12.33)% to (12.02)%
2014		402	$17.52 to $17.89	$17.98 to $18.43	$7,341	0.13%	0.25% to 0.60%	2.62% to 2.98%
2013		387	$13.08 to $13.31	$17.52 to $17.89	$6,877	1.15%	0.25% to 0.60%	33.95% to 34.42%
2012		364	$11.70 to $11.86	$13.08 to $13.31	$4,806	0.12%	0.25% to 0.60%	11.83% to 12.22%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2016		68	$28.25 to $28.35	$25.14 to $25.32	$1,722	0.00%	0.24% to 0.60%	(11.02)% to (10.71)%
2015		129	$25.20 to $25.21	$28.25 to $28.35	$3,658	0.00%	0.12% to 0.56%	12.08% to 12.48%
2014	(x)	3	$24.99	$25.20 to $25.21	$77	0.00%	0.36%	0.84% to 1.07%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2016		1,489	$25.07 to $25.41	$25.26 to $25.69	$37,993	1.36%	0.25% to 0.60%	0.76% to 1.11%
2015		1,235	$25.14 to $25.39	$25.07 to $25.41	$31,212	1.14%	0.25% to 0.60%	(0.29)% to 0.06%
2014		903	$25.13 to $25.29	$25.14 to $25.39	$22,828	1.24%	0.25% to 0.60%	0.04% to 0.39%
2013		613	$25.25 to $25.32	$25.13 to $25.29	$15,454	1.51%	0.25% to 0.60%	(0.47)% to (0.12)%
2012	(q)	220	$24.97	$25.25 to $25.32	$5,564	1.48%	0.25% to 0.60%	1.02% to 1.26%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2016		1,113	$10.48 to $10.78	$12.27 to $12.67	$13,935	1.09%	0.25% to 0.60%	17.09% to 17.50%
2015		1,125	$13.09 to $13.41	$10.48 to $10.78	$12,000	2.46%	0.25% to 0.60%	(19.91)% to (19.62)%
2014		926	$14.32 to $14.63	$13.09 to $13.41	$12,311	1.81%	0.25% to 0.60%	(8.64)% to (8.32)%
2013		634	$14.52 to $14.77	$14.32 to $14.63	$9,221	2.03%	0.25% to 0.60%	(1.33)% to (0.98)%
2012		457	$12.88 to $13.06	$14.52 to $14.77	$6,727	1.64%	0.25% to 0.60%	12.72% to 13.12%

B-64	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

							For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Vanguard VIF Capital Growth Portfolio Sub-Account
2016		73		$25.71 to $25.81	$28.33 to $28.53	$2,086	1.04%	0.25% to 0.59%	10.18% to 20.44%
2015		16		$25.21	$25.71 to $25.81	$404	0.53%	0.15% to 0.56%	2.16% to 3.69%
2014	(z)	2		$25.57	$25.21	$46	0.00%	0.20% to 0.45%	(1.43)% to (0.81)%

Vanguard VIF Equity Index Portfolio Sub-Account
2016		1,894		$25.89 to $25.98	$28.77 to $28.98	$54,854	0.80%	0.25% to 0.60%	11.14% to 11.53%
2015		306		$25.72	$25.89 to $25.98	$7,945	0.88%	0.25% to 0.60%	(0.01)% to 1.32%
2014	(aa)	1		$26.00	$25.72	$19	0.00%	0.20% to 0.50%	(1.10)% to (1.04)%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2016		752		$24.91 to $25.00	$27.57 to $27.77	$20,834	4.04%	0.25% to 0.60%	10.69% to 11.08%
2015	(bb)	395		$25.00	$24.91 to $25.00	$9,866	0.58%	0.25% to 0.60%	(4.20)% to (2.00)%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2016		666		$25.35 to $25.45	$28.00 to $28.21	$18,748	1.07%	0.25% to 0.60%	10.45% to 10.84%
2015		326		$25.88	$25.35 to $25.45	$8,283	0.42%	0.25% to 0.60%	(5.83)% to 1.24%
2014	(aa)	4		$26.11	$25.88	$114	0.00%	0.20% to 0.37%	(0.89)%

Vanguard VIF REIT Index Portfolio Sub-Account
2016		395		$25.81 to $25.91	$27.80 to $28.00	$11,041	1.94%	0.25% to 0.60%	7.71% to 8.09%
2015		173		$25.41	$25.81 to $25.91	$4,480	0.97%	0.25% to 0.60%	(6.59)% to 1.97%
2014	(y)	23		$25.39	$25.41	$582	0.00%	0.22% to 0.56%	(1.19)% to 0.06%

Vanguard VIF Small Co Growth Portfolio Sub-Account
2016		309		$25.24 to $25.33	$28.83 to $29.04	$8,946	0.28%	0.25% to 0.60%	14.25% to 14.65%
2015		164		$26.11	$25.24 to $25.33	$4,161	0.06%	0.25% to 0.60%	(9.08)% to (1.07)%
2014	(aa)	—	^	$26.03	$26.11	$1	0.00%	0.20%	0.33%

Vanguard VIF Total Bond Mkt Index Portfolio Sub-Account
2016		1,701		$24.88 to $24.98	$25.35 to $25.53	$43,317	1.80%	0.25% to 0.60%	1.86% to 2.22%
2015		820		$24.95	$24.88 to $24.98	$20,447	0.48%	0.23% to 0.59%	(0.27)% to 0.08%
2014	(z)	—	^	$24.93	$24.95	$5	0.00%	0.43%	0.07%

VY Clarion Global Real Estate Portfolio—Class I Sub-Account
2016		201		$37.43 to $38.19	$37.54 to $38.43	$7,672	1.19%	0.25% to 0.60%	0.29% to 0.64%
2015		264		$38.20 to $38.83	$37.43 to $38.19	$10,021	3.23%	0.25% to 0.60%	(2.01)% to (1.67)%
2014		262		$33.69 to $34.13	$38.20 to $38.83	$10,118	1.20%	0.25% to 0.60%	13.38% to 13.78%
2013		136		$32.61 to $32.91	$33.69 to $34.13	$4,617	6.26%	0.25% to 0.60%	3.33% to 3.69%
2012		74		$26.02 to $26.17	$32.61 to $32.91	$2,437	0.80%	0.25% to 0.60%	25.33% to 25.77%

Wanger International Sub-Account
2016		211		$51.90 to $53.39	$50.87 to $52.50	$10,968	1.14%	0.25% to 0.60%	(2.00)% to (1.65)%
2015		241		$52.16 to $53.47	$51.90 to $53.39	$12,736	1.46%	0.25% to 0.60%	(0.50)% to (0.15)%
2014		237		$54.89 to $56.07	$52.16 to $53.47	$12,587	1.56%	0.25% to 0.60%	(4.98)% to (4.64)%
2013		169		$45.13 to $45.94	$54.89 to $56.07	$9,409	2.73%	0.25% to 0.60%	21.64% to 22.06%
2012		128		$37.35 to $37.88	$45.13 to $45.94	$5,846	1.47%	0.25% to 0.60%	20.83% to 21.26%

Wanger Select Sub-Account
2016		46		$38.89 to $40.01	$43.83 to $45.24	$2,043	0.18%	0.25% to 0.60%	12.68% to 13.08%
2015		46		$39.03 to $40.01	$38.89 to $40.01	$1,836	0.01%	0.25% to 0.60%	(0.35)% to 0.00%
2014		50		$38.07 to $38.89	$39.03 to $40.01	$2,001	0.00%	0.25% to 0.60%	2.52% to 2.88%
2013		51		$28.46 to $28.97	$38.07 to $38.89	$1,973	0.29%	0.25% to 0.60%	33.77% to 34.24%
2012		58		$24.17 to $24.51	$28.46 to $28.97	$1,682	0.49%	0.25% to 0.60%	17.75% to 18.16%

Wanger USA Sub-Account
2016		14		$58.98 to $60.67	$66.65 to $68.80	$959	0.00%	0.25% to 0.60%	13.01% to 13.40%
2015		13		$59.70 to $61.19	$58.98 to $60.67	$796	0.00%	0.25% to 0.60%	(1.20)% to (0.86)%
2014		12		$57.32 to $58.55	$59.70 to $61.19	$735	0.00%	0.25% to 0.60%	4.16% to 4.52%
2013		14		$43.11 to $43.88	$57.32 to $58.55	$805	0.18%	0.25% to 0.60%	23.85% to 33.42%
2012		21		$36.14 to $36.65	$43.11 to $43.88	$909	0.33%	0.25% to 0.60%	19.30% to 19.72%

Intelligent Variable Annuity ∎ Statement of Additional Information	B-65

Notes to financial statements	concluded

TIAA-CREF Life Separate Account VA-1

					For the period or year ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2016	882	$13.75 to $14.15	$15.80 to $16.31	$14,223	5.36%	0.25% to 0.60%	14.92% to 15.32%
2015	1,199	$14.69 to $15.06	$13.75 to $14.15	$16,808	6.10%	0.25% to 0.60%	(6.40)% to (6.07)%
2014	1,102	$14.95 to $15.28	$14.69 to $15.06	$16,466	9.29%	0.25% to 0.60%	(1.74)% to (1.40)%
2013	528	$14.16 to $14.41	$14.95 to $15.28	$8,009	7.55%	0.25% to 0.60%	5.63% to 6.00%
2012	365	$12.04 to $12.21	$14.16 to $14.41	$5,227	8.88%	0.25% to 0.60%	17.62% to 18.03%

(a)	Does not include expenses of underlying fund.
(b)	Not annualized for periods less than one year.
(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(f)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the underlying fund manager, divided by the average net assets. These ratios exclude those expenses, such as administrative expenses and mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.
(g)	These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administrative expenses and mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.
(h)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.
(k)	Sub-account commenced operations on May 9, 2012.
(l)	Sub-account commenced operations on May 7, 2012.
(m)	Sub-account commenced operations on July 10, 2012.
(n)	Sub-account commenced operations on June 27, 2012.
(o)	Sub-account commenced operations on March 27, 2015.
(p)	Sub-account commenced operations on January 21, 2015.
(q)	Sub-account commenced operations on March 19, 2012.
(r)	Sub-account commenced operations on November 26, 2013.
(s)	Sub-account commenced operations on November 20, 2013.
(t)	Sub-account commenced operations on December 9, 2013.
(u)	Sub-account commenced operations on January 3, 2014.
(v)	Sub-account commenced operations on February 19, 2014.
(w)	Sub-account commenced operations on February 20, 2014.
(x)	Sub-account commenced operations on December 17, 2014.
(y)	Sub-account commenced operations on December 19, 2014.
(z)	Sub-account commenced operations on December 22, 2014.
(aa)	Sub-account commenced operations on December 23, 2014.
(bb)	Sub-account commenced operations on January 16, 2015.
^	Amount represents less than 1,000 units.

B-66	Statement of Additional Information ∎ Intelligent Variable Annuity

Intelligent Variable Annuity ∎ Statement of Additional Information	B-67

Report of independent auditors

To the Board of Directors of TIAA-CREF Life Insurance Company

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2016 and 2015, and the related statutory-basis statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2016.

Management’s responsibility for the financial statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ responsibility

Our responsibility is to express an opinion on the statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the statutory-basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2016.

Opinion on statutory basis of accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 27, 2017

B-68	Statement of Additional Information ∎ Intelligent Variable Annuity

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands)	2016	2015

ADMITTED ASSETS
Bonds	$6,100,510	$5,242,138
Preferred stocks	183	183
Common stocks	586	879
Cash, cash equivalents and short-term investments	28,131	166,031
Contract loans	23,857	18,683
Other long-term investments	10,144	9,638
Investment income due and accrued	55,011	47,860
Federal income tax recoverable from TIAA	—	1,634
Net deferred federal income tax asset	21,376	18,469
Other assets	36,682	46,065
Separate account assets	5,605,991	5,222,661
Total admitted assets	$11,882,471	$10,774,241

LIABILITIES, CAPITAL AND SURPLUS
Liabilities
Reserves for life and health, annuities and deposit-type contracts	$5,801,826	$5,121,946
Asset valuation reserve	40,826	33,643
Interest maintenance reserve	2,491	1,218
Federal income tax payable to TIAA	2,378	—
Other amounts payable on reinsurance	15,667	23,724
Other liabilities	21,354	27,480
Separate account liabilities	5,588,255	5,203,712
Total liabilities	11,472,797	10,411,723

Capital and Surplus
Capital (2,500 shares of $1,000 par value common stock issued and outstanding)	2,500	2,500
Additional paid-in capital	457,500	407,500
Surplus (deficit)	(50,326)	(47,482)
Total capital and surplus	409,674	362,518
Total liabilities, capital and surplus	$11,882,471	$10,774,241

See notes to statutory-basis financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-69

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2016	2015	2014

REVENUES
Insurance and annuity premiums and other considerations	$695,583	$716,392	$677,464
Net investment income	209,258	181,541	162,279
Commissions and expense allowances on reinsurance ceded	26,492	28,376	29,581
Reserve adjustments on reinsurance ceded	33,400	51,598	59,209
Other revenue	24,821	24,860	21,788
Total revenues	$989,554	$1,002,767	$950,321

EXPENSES
Policy and contract benefits	$227,194	$198,054	$198,524
Increase in policy and contract reserves	348,093	366,031	349,405
Insurance expenses and taxes (excluding federal income taxes)	141,101	146,613	127,915
Commissions on premiums	31,056	33,930	34,937
Interest on deposit-type contracts	37,274	30,105	25,616
Net transfers to separate accounts	189,656	259,745	227,552
Total expenses	$974,374	$1,034,478	$963,949

Income (loss) before federal income tax and net realized capital gains (losses)	15,180	(31,711)	(13,628)
Federal income tax expense	12,303	3,543	6,867
Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(325)	(4,539)	2,969
Net income (loss)	$2,552	$(39,793)	$(17,526)

B-70	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

(in thousands)	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total
Balance, December 31, 2013	$2,500	$357,500	$13,833	$373,833
Net income (loss)	—	—	(17,526)	(17,526)
Change in net unrealized capital gains (losses) on investments	—	—	54	54
Change in asset valuation reserve	—	—	(9,368)	(9,368)
Change in surplus in separate accounts	—	—	3,663	3,663
Change in liability for reinsurance in unauthorized companies	—	—	(88)	(88)
Change in net deferred income tax	—	—	10,932	10,932
Change in non-admitted assets:
Deferred federal income tax asset	—	—	(5,237)	(5,237)
Deferred premium asset limitation	—	—	(1,638)	(1,638)
Other assets	—	—	(50)	(50)
Balance, December 31, 2014	$2,500	$357,500	$(5,425)	$354,575

Net income (loss)	—	—	(39,793)	(39,793)
Change in net unrealized capital gains (losses) on investments	—	—	290	290
Change in asset valuation reserve	—	—	(6,338)	(6,338)
Change in surplus in separate accounts	—	—	3,441	3,441
Change in liability for reinsurance in unauthorized companies	—	—	3,199	3,199
Change in net deferred income tax	—	—	16,437	16,437
Change in non-admitted assets:
Deferred federal income tax asset	—	—	(15,462)	(15,462)
Deferred premium asset limitation	—	—	(1,929)	(1,929)
Other assets	—	—	(1,902)	(1,902)
Capital contribution	—	50,000	—	50,000
Balance, December 31, 2015	$2,500	$407,500	$(47,482)	$362,518

Net income (loss)	—	—	2,552	2,552
Change in net unrealized capital gains (losses) on investments	—	—	(281)	(281)
Change in asset valuation reserve	—	—	(7,183)	(7,183)
Change in surplus in separate accounts	—	—	(1,601)	(1,601)
Change in liability for reinsurance in unauthorized companies	—	—	1,803	1,803
Change in net deferred income tax	—	—	3,910	3,910
Change in non-admitted assets:
Deferred federal income tax asset	—	—	(1,003)	(1,003)
Deferred premium asset limitation	—	—	(1,635)	(1,635)
Other assets	—	—	594	594
Capital contribution	—	50,000	—	50,000
Balance, December 31, 2016	$2,500	$457,500	$(50,326)	$409,674

See notes to statutory-basis financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-71

Statutory–basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2016	2015	2014

CASH FROM OPERATIONS
Insurance and annuity premiums and other considerations	$684,962	$708,531	$670,596
Miscellaneous income	57,547	44,258	48,947
Net investment income	200,408	176,308	159,529
Total receipts	942,917	929,097	879,072
Policy and contract benefits	189,705	129,344	137,751
Commissions and expenses paid	172,618	179,665	163,625
Federal income tax expense	9,311	6,819	10,636
Net transfers to separate accounts	190,483	256,943	228,279
Total disbursements	562,117	572,771	540,291
Net cash from operations	380,800	356,326	338,781

CASH FROM INVESTMENTS
Proceeds from long-term investments sold, matured, or repaid:
Bonds	653,665	473,427	518,847
Stocks	—	26	2,500
Other invested assets	—	—	2,000
Net gains on cash, cash equivalents and short-term investments	42	5	31
Cost of investments acquired:
Bonds	1,508,360	979,161	1,135,774
Net increase in contract loans	5,174	2,606	5,610
Miscellaneous applications	560	—	—
Net cash used in investments	(860,387)	(508,309)	(618,006)

CASH FROM FINANCING AND OTHER
Additional paid in capital	50,000	50,000	—
Net deposits on deposit-type contracts funds	294,277	175,461	259,540
Other cash provided (applied)	(2,590)	2,046	(4,690)
Net cash from financing and other	341,687	227,507	254,850
NET CHANGE IN CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS	(137,900)	75,524	(24,375)
CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	166,031	90,507	114,882

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, END OF YEAR	$28,131	$166,031	$90,507

B-72	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 1—organization and operations

TIAA-CREF Life Insurance Company commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company and changed its name to TIAA-CREF Life Insurance Company (“TIAA-CREF Life” or the “Company”) on May 1, 1998. TIAA-CREF Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a legal reserve life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, fixed and variable universal life contracts, funding agreements, book value separate account agreements, term-life insurance and single premium immediate annuities.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department.

The deferred premium asset limitation results from the Department requiring that any deferred premium asset established along with the corresponding mean reserve should be reduced by the proportionate amount reinsured on a coinsurance basis. Under this approach the deferred premium asset for reinsurance is adjusted based upon the premium mode of the direct policy rather than the premium mode of the reinsurance agreement.

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

	For the Years Ended December 31,
(in thousands)	SSAP#	F/S Line	2016	2015	2014
Net income (loss), New York SAP			$2,552	$(39,793)	$(17,526)
New York SAP prescribed practices:
Additional reserves for term conversions	51	Increase in policy and contract reserves	409	392	330
Net income (loss), NAIC SAP			$2,961	$(39,401)	$(17,196)

Capital and surplus, New York SAP			$409,674	$362,518	$354,575
New York SAP prescribed practices:
Deferred premium asset limitation	61R	Other assets	34,269	32,635	30,706
Separate Account Assets	56	Separate account assets	(17)	(24)	(5)
Separate Account Liabilities	56	Separate account liabilities	17	24	5
Additional reserves for term conversions	51	Reserves for life and health insurance, annuities and deposit-type contracts	3,060	2,651	2,259
Capital and surplus, NAIC SAP			$447,003	$397,804	$387,540

The Company’s risk based capital as of December 31, 2016 and December 31, 2015 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-73

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value under GAAP rather than at amortized cost under NAIC SAP;

•	Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•	For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings under GAAP rather than as unrealized losses on impairments included in the Asset Valuation Reserve, which is a component of surplus under NAIC SAP;

•	Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings under GAAP rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•	Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary;

•	Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves;

•	The Asset Valuation Reserve (“AVR”) is eliminated as it is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•	The Interest Maintenance Reserve (“IMR”) is eliminated as it is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved;

•	Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued under GAAP rather than being expensed when incurred;

•	Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest under GAAP rather than being based on statutory mortality, morbidity and interest requirements;

•	Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•	Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue;

•	Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•	When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

B-74	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The effects of these differences, while not determined, are presumed to be material.

Reclassifications: Transfers to deposit-type contracts in the 2015 and 2014 statutory-basis statements of operations have been reclassified to policy and contract benefits and insurance expenses and taxes (excluding federal income taxes) to conform with the 2016 presentation.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of other-than-temporary impairments, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Investments: Securities are accounted for as of the date the investments are purchased or sold (trade date). Private placement securities are recorded on the settlement date. Realized capital gains and losses on investment transactions are accounted for under the specific identification method. A realized loss is recorded when an impairment is considered to be other-than-temporary.
Bonds: Bonds are stated at amortized cost using the current effective interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities, which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost bases, when an other-than-temporary impairment (“OTTI”) has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. The fair values of preferred stocks are determined using prices provided by third party pricing services or valuations from the NAIC. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus as an unrealized gain or loss. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Other Long-term Investments: Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-75

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the asset to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Investments in wholly-owned non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent that they are not in excess of the investee’s undistributed accumulated earnings and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws, are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate account assets are accounted for at fair value, except the Stable Value Separate Account (“SVSA”) which supports book value separate account agreements, in which case the assets are accounted for at amortized cost in accordance with NYDFS guidance. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the balance sheet date. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the balance sheet date. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus in the accompanying Statements of Changes in Capital and Surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in thousands):

	2016	2015	Change
Net deferred tax assets	$48,588	$47,585	$1,003
Deferred premium assets	34,269	32,635	1,634
Other invested assets	1,190	1,178	12
Sundry receivables	169	774	(605)
Total	$84,216	$82,172	$2,044

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations.

B-76	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves are sufficient to meet its obligations.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”): Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus. Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its parent, TIAA, and its subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31, include the following (in thousands):

	2016	2015	2014
Exchange/restructure/transfer of bond investments	$176,336	$140,969	$86,601
Capitalized interest on bonds	446	—	—
Total	$176,782	$140,969	$86,601

Application of new accounting pronouncements:

In August 2016, the Statutory Accounting Principles Working Group adopted revisions to SSAP No. 51- Life Contracts to provide guidance on how to determine the change in valuation basis for Principle-based Reserving (‘PBR”). The revisions identify changes, which will be reflected as a change in valuation basis (e.g., changes in methodology and new CSO mortality tables), and “routine” changes as required by the methodology, which will not be reflected as a change in valuation basis (e.g., annual changes in assumptions required by the methodology). The initial application of PBR is not expected to result in a day one impact to surplus because the Valuation Manual requires a prospective application, or a three year phase-in, for policies issued on or after the January 1, 2017 operative date upon adoption. The Company is still evaluating the new guidance but does not anticipate a material impact on surplus.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-77

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 3—long-term bonds

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, are shown below (in thousands):

	2016
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. governments	$338,033	$6,014	$(2,580)	$341,467
All other governments	58,520	7	(1,203)	57,324
States, territories & possessions	59,643	1,816	(242)	61,217
Political subdivisions of states, territories, & possessions	17,053	99	(328)	16,824
Special revenue & special assessment, non-guaranteed agencies & government	407,167	8,082	(7,894)	407,355
Industrial & miscellaneous	5,215,131	166,351	(62,234)	5,319,248
Credit tenant loans	4,963	360	—	5,323
Total	$6,100,510	$182,729	$(74,481)	$6,208,758

	2015
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. governments	$367,529	$8,324	$(2,083)	$373,770
All other governments	22,824	—	(415)	22,409
States, territories & possessions	59,634	1,569	(330)	60,873
Political subdivisions of states, territories, & possessions	11,176	194	(127)	11,243
Special revenue & special assessment, non-guaranteed agencies & government	280,261	11,098	(2,217)	289,142
Industrial & miscellaneous	4,489,930	115,430	(106,475)	4,498,885
Credit tenant loans	5,769	564	—	6,333
Hybrids	5,015	2	—	5,017
Total	$5,242,138	$137,181	$(111,647)	$5,267,672

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

B-78	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Unrealized Losses on Bonds: The gross unrealized losses and estimated fair values for bonds by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2016
All other bonds	$1,723,181	$(47,611)	$1,675,570	$150,802	$(13,478)	$137,324
Loaned-backed and structured bonds	393,748	(11,461)	382,287	47,714	(1,932)	45,782
Total	$2,116,929	$(59,072)	$2,057,857	$198,516	$(15,410)	$183,106

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2015
All other bonds	$1,986,891	$(71,595)	$1,915,296	$314,250	$(36,276)	$277,974
Loaned-backed and structured bonds	107,438	(1,613)	105,825	52,028	(2,163)	49,865
Total	$2,094,329	$(73,208)	$2,021,121	$366,278	$(38,439)	$327,839

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in thousands):

	December 31, 2016		December 31, 2015
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Due in one year or less	$264,951	$265,989	$330,274	$333,965
Due after one year through five years	1,465,162	1,492,458	1,269,800	1,269,273
Due after five years through ten years	1,725,867	1,735,739	1,616,301	1,616,815
Due after ten years	1,996,813	2,068,143	1,575,568	1,585,895
Subtotal	5,452,793	5,562,329	4,791,943	4,805,948
Residential mortgage-backed securities	347,725	346,643	232,402	239,224
Commercial mortgage-backed securities	86,531	86,727	55,514	58,408
Asset-backed securities	213,461	213,059	162,279	164,092
Subtotal	647,717	646,429	450,195	461,724
Total	$6,100,510	$6,208,758	$5,242,138	$5,267,672

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (dollars in thousands):

	2016		2015
NAIC 1 and 2	$6,013,265	98.6%	$5,183,481	98.9%
NAIC 3 through 6	87,245	1.4	58,657	1.1
Total	$6,100,510	100.0%	$5,242,138	100.0%

Intelligent Variable Annuity ∎ Statement of Additional Information	B-79

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31 as follows:

	2016	2015
Manufacturing	20.7%	24.0%
Finance and financial services	15.5%	14.9%
Public utilities	12.6%	12.8%
Transportation	7.2%	8.5%
Oil and gas	7.2%	6.8%
Residential mortgage-backed securities	5.7%	4.4%
Services	5.7%	4.1%
U.S. governments	4.6%	5.9%
Communication	4.2%	4.2%
Asset Backed Securities	3.5%	3.1%
Real estate investment trusts	3.3%	3.1%
Revenue and special obligation	3.0%	2.4%
Retail and wholesale trade	2.9%	1.5%
Commercial mortgage backed securities	1.4%	1.1%
Mining	1.3%	2.8%
All other governments	1.2%	0.4%
Total	100.0%	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

For the years ended December 31, 2016 and 2015, the Company did not recognize any OTTI on loan-backed or structured securities where it had the intent to sell, lacked the ability to retain the security for a period of time sufficient to recover the amortized cost basis, or where the present value of the cash flows expected to be collected was less than the amortized cost basis.

Note 4—subsidiary, controlled and affiliated entities

The Company has no investments in subsidiary, controlled or affiliated entities (“SCA”) that exceed 10% of its admitted assets.

At December 31, 2016 or 2015, respectively, the Company has the following as amounts due to parent, subsidiaries, and affiliates (in thousands):

	2016	2015
Amounts due to parent, subsidiaries, and affiliates	$14,678	$15,266

Note 5—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in thousands):

	2016	2015	2014
Bonds	$211,291	$183,389	$163,914
Stocks	—	—	167
Other long-term investments	666	641	798
Cash, cash equivalents and short-term investments	152	47	33
Contract loans	957	759	594
Total gross investment income	213,066	184,836	165,506
Less investment expenses	(3,946)	(3,872)	(4,471)
Net investment income before amortization of IMR	209,120	180,964	161,035
Plus amortization of IMR	138	577	1,244
Net investment income	$209,258	$181,541	$162,279

B-80	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31, are as follows (in thousands):

	2016	2015	2014
Bonds	$2,061	$(8,112)	$4,434
Stocks	—	26	212
Cash, cash equivalent and short-term investments	43	5	31
Total before capital gain (loss) tax and transfers to IMR	2,104	(8,081)	4,677
Transfers to IMR	(1,411)	5,270	(540)
Capital gain/loss tax benefit (expense)	(1,018)	(1,728)	(1,168)
Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$(325)	$(4,539)	$2,969

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31 (in thousands):

	2016	2015	2014
Other-than-temporary impairments:
Bonds	$2,839	$5,968	$72

Information related to the sales of long term bonds for the years ended December 31 are as follows (in thousands):

	2016	2015	2014
Proceeds from sales	$155,787	$59,926	$39,351
Gross gains on sales	$4,022	$477	$119
Gross losses on sales	$3,296	$2,759	$54

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 6—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-81

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2016 (in thousands):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3
Assets:
Bonds	$6,208,758	$6,100,510	$—	$6,206,792	$1,966
Common stock	586	586	586	—	—
Preferred stock	3,406	183	3,406	—	—
Separate account assets	5,588,545	5,605,991	2,266,908	3,321,637	—
Contract loans	23,857	23,857	—	—	23,857
Cash, cash equivalent & short term investments	28,132	28,131	11,136	16,996	—
Total	$11,853,284	$11,759,258	$2,282,036	$9,545,425	$25,823

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3
Liabilities:
Deposit-type contracts	$2,834,923	$2,834,923	$—	$—	$2,834,923
Separate account liabilities	5,588,255	5,588,255	—	—	5,588,255
Total	$8,423,178	$8,423,178	$—	$—	$8,423,178

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2015 (in thousands):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3
Assets:
Bonds	$5,267,672	$5,242,138	$—	$5,263,853	$3,819
Common stock	879	879	879	—	—
Preferred stock	1,500	183	1,500	—	—
Separate account assets	5,199,035	5,222,661	1,907,088	3,291,947	—
Contract loans	18,683	18,683	—	—	18,683
Cash, cash equivalent & short term investments	166,032	166,031	13,195	152,837	—
Total	$10,653,801	$10,650,575	$1,922,662	$8,708,637	$22,502

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3
Liabilities:
Deposit-type contracts	$2,503,805	$2,503,805	$—	$—	$2,503,805
Separate account liabilities	5,203,712	5,203,712	—	—	5,203,712
Total	$7,707,517	$7,707,517	$—	$—	$7,707,517

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2016 and 2015. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

B-82	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stocks and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies and exchange traded equities.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

There are no securities measured and reported at fair value in Level 3 as of December 31, 2016 and 2015.

Separate account liabilities and deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value at December 31 (in thousands):

	2016
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Common stock
Industrial and miscellaneous	$586	$—	$—	$586
Separate account assets	2,237,437	44,780	—	2,282,217
Total assets at fair value	$2,238,023	$44,780	$—	$2,282,803

Total liabilities at fair value	$—	$—	$—	$—

	2015
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Common stock
Industrial and miscellaneous	$879	$—	$—	$879
Separate account assets	1,887,181	43,544	—	1,930,725
Total assets at fair value	$1,888,060	$43,544	$—	$1,931,604

Total liabilities at fair value	$—	$—	$—	$—

Transfers between Level 1 and Level 2

Periodically, the Company has transfers between Level 1 and Level 2 due to the availability of quoted prices for identical assets in active markets at the measurement date. The Company’s policy is to recognize transfers between levels as of the actual date of the event or change in circumstances that caused the transfer.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-83

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

For assets and liabilities held at December 31, 2016 or 2015, the Company had no transfers between Level 1 and Level 2 of the fair value hierarchy.

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2016 and 2015, there are no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Note 7—restricted assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company (dollars in thousands):

	2016
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
On deposit with states	$8,152	$—	$—	$—	$8,152	$8,154	$(2)	$—	8,152	0.068%	0.069%

	2015
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
On deposit with states	$8,154	$—	$—	$—	$8,154	$8,242	$(88)	$—	$8,154	0.075%	0.076%

Note 8—premiums and annuity considerations deferred and uncollected

Premium and annuity considerations deferred and uncollected at December 31 (in thousands):

	2016		2015
	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$1,501	$1,900	$1,394	$1,746
Ordinary renewal	17,799	49,792	17,079	47,349
Total	$19,300	$51,692	$18,473	$49,095

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the valuation net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium net of reinsurance that is due and unpaid at the reporting date. Net premium is the amounts used in the calculation of reserves.

Note 9—separate accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2016, the Company reported separate account assets and liabilities for the following products: variable life, variable annuity, fixed annuity, group life and group annuity.

The Company’s Separate Account VLI-1 (“VLI-1”) is a unit investment trust and was organized on May 23, 2001, and established under New York Law for the purpose of issuing and funding flexible premium variable universal life insurance policies. The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) is a unit investment trust and was organized on February 15, 2012 and established under New York Law for the purpose of issuing and funding group and individual variable life insurance policies. The assets of this account are carried at fair value.

B-84	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The Company’s Separate Account VA-1 (“VA-1”) was established on July 27, 1998 to fund individual non-qualified variable annuities. VA-1 is registered with the Securities and Exchange Commission (the “Commission”) as a unit investment trust under the Investment Company Act of 1940. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value.

The Company’s Stable Value Separate Account-1 (“SVSA-1”), Stable Value Separate Account-2 (“SVSA-2”) and Stable Value Separate Account-3 (“SVSA-3”) were established on May 14, 2012, May 21, 2012, and November 13, 2013, respectively, as non-unitized guaranteed separate accounts that support book value separate account agreement contracts issued to certain externally managed stable value funds. The assets of these accounts are carried at amortized cost.

SVSA accounts support contracts issued as one of several vehicles for stable value funds. Participant withdrawals from the stable value fund are typically funded through the stable value fund’s cash buffer account which is held outside of the contract. In the event that the stable value fund’s cash buffer account is insufficient to pay participant and plan sponsor withdrawals, the sponsor of the stable value fund may request that the Company’s pro-rata share of such excess amounts be paid from the Company’s contract. Certain participant withdrawals requested from the Company’s contract are paid at book value and others are paid at the lesser of book value or market value. Plan Sponsor withdrawals from the stable value fund are typically paid (to the extent the fund’s cash buffer account is insufficient) at book value as long as 12 months advance notice is provided by the plan sponsor.

SVSA contracts utilize an interest crediting formula that includes a guaranteed crediting rate adjusted for the market value of the separate account assets over a period reflecting the duration of such assets.

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference
TC Life VLI-1	Variable life	Section 4240 of the New York Insurance Law
TC Life VLI-2	Variable life	Section 4240 of the New York Insurance Law
TC Life VA-1	Variable annuity	Section 4240 of the New York Insurance Law
TC Life MVA-1	Fixed annuity	Section 4240 of the New York Insurance Law
TC Life SVSA-1	Group annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law
TC Life SVSA-2	Group annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law
TC Life SVSA-3	Group annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law

In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the general account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s Separate Account assets includes both assets legally insulated and not legally insulated from the general account at December 31, as follows (in thousands):

	2016		2015
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated
TC Life VLI-1	$153,300	$—	$122,836	$—
TC Life VLI-2	100,744	—	75,611	—
TC Life VA-1	1,981,259	—	1,684,224	—
TC Life MVA-1	—	46,914	—	48,054
TC Life SVSA-1	1,231,182	—	1,186,681	—
TC Life SVSA-2	922,802	—	985,253	—
TC Life SVSA-3	1,169,790	—	1,120,002	—
Total	$5,559,077	$46,914	$5,174,607	$48,054

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

As of December 31, 2016 and 2015, the general account of the Company has a maximum guarantee for separate account liabilities of $1,498 thousand and $7,779 thousand, respectively. The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-85

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in thousands):

	2016
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$296	$—	$327,375	$327,671
Reserves
For accounts with assets at:
Fair value	$19,926	$17,444	$2,230,402	$2,267,772
Amortized cost	3,256,023	—	—	3,256,023
Total reserves	$3,275,949	$17,444	$2,230,402	$5,523,795

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$19,476	$17,444	$—	$36,920
At fair value	3,256,023	—	2,230,402	5,486,425
Not subject to discretionary withdrawal	450	—	—	450
Total reserves	$3,275,949	$17,444	$2,230,402	$5,523,795

	2015
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations, or deposits	$403,757	$—	$374,557	$778,314
Reserves
For accounts with assets at:
Fair value	$20,804	$17,613	$1,878,761	$1,917,178
Amortized cost	3,275,936	—	—	3,275,936
Total reserves	$3,296,740	$17,613	$1,878,761	$5,193,114

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$20,804	$17,613	$—	$38,417
At fair value	3,275,936	—	1,878,761	5,154,697
Total reserves	$3,296,740	$17,613	$1,878,761	$5,193,114

	2014
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations, or deposits	$824,282	$—	$354,973	$1,179,255
Reserves
For accounts with assets at:
Fair value	$22,325	$20,792	$1,635,095	$1,678,212
Amortized cost	3,115,288	—	—	3,115,288
Total reserves	$3,137,613	$20,792	$1,635,095	$4,793,500

By withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment	$22,325	$20,792	$—	$43,117
At fair value	3,115,288	—	1,635,095	4,750,383
Total reserves	$3,137,613	$20,792	$1,635,095	$4,793,500

B-86	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts (in thousands):

	2016	2015	2014
Transfers as reported in the Summary of Operations of the separate accounts statement:
Transfers to separate accounts	$332,216	$381,946	$366,901
Transfers from separate accounts	(142,165)	(121,515)	(139,172)
Net transfers to separate accounts	190,051	260,431	227,729

Reconciling adjustments:
Fund transfer exchange gain (loss)	(395)	(686)	(177)
Transfers as reported in the Company’s Statements of Operations	$189,656	$259,745	$227,552

Note 10—related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a service agreement. Expense reimbursement payments under the service agreement are made monthly by the Company to TIAA based on TIAA’s costs for providing such services. TIAA’s costs include employee benefit expenses, which are allocated based on salaries attributable to the Company. The Company also reimburses TIAA, at cost, on a monthly basis for certain investment management services, according to the terms of an investment management agreement. Reimbursements made to TIAA for the years ended December 31, are as follows (in thousands):

	2016	2015	2014
Reimbursements to TIAA	$113,703	$120,676	$105,472

Teachers Advisors, Inc. (“Advisors”), a subsidiary of TIAA-CREF Asset Management LLC (“TCAM”), which is an indirectly owned subsidiary of TIAA, provides investment advisory services and other administrative services for the Company’s Separate Accounts in accordance with an Investment Management Agreement. Teachers Personal Investors Services, Inc. (“TPIS”), a subsidiary of TCAM and TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, are authorized to distribute contracts for the Separate Accounts. Reimbursement made to Advisors for services for the years ended December 31, are as follows (in thousands):

	2016	2015	2014
Reimbursements to Advisors	$4,603	$4,724	$3,798

The Company reimburses TPIS and Services, on an at cost basis, for distribution services for variable life and after tax annuities. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2016	2015	2014
Reimbursement to TPIS and Services	$16,556	$14,013	$14,265

Services for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TIAA, is the program manager, are provided to the Company by TFI pursuant to a service agreement between the Company and TFI. Payments associated with this service agreement for the years ended December 31, are as follows (in thousands):

	2016	2015	2014
Payments to TFI	$9,247	$10,296	$8,724

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that the Company will have the greater of (a) capital and surplus of $250,000 thousand, (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain the Company’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of the Company with recourse to TIAA.

The Company maintains a $100,000 thousand unsecured 364-day revolving line of credit with TIAA. As of December 31, 2016, $30,000 thousand of this facility was maintained on a committed basis. During 2016 the Company made seventy-one drawdowns which totaled approximately $171,500 thousand, of which no amount was outstanding at December 31, 2016.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-87

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 11—federal income taxes

The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on deferred tax assets at December 31, 2016 or December 31, 2015.

The components of net deferred tax assets (“DTA”) and deferred tax liabilities (“DTL”) at December 31, are as follows (in thousands):

	12/31/2016			12/31/2015			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
a) Gross deferred tax assets	$64,247	$7,021	$71,268	$60,872	$7,522	$68,394	$3,375	$(501)	$2,874
b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—
c) Adjusted gross deferred tax assets (a–b)	64,247	7,021	71,268	60,872	7,522	68,394	3,375	(501)	2,874
d) Deferred tax assets non-admitted	42,378	6,210	48,588	41,471	6,114	47,585	907	96	1,003
e) Subtotal net admitted deferred tax asset (c-d)	21,869	811	22,680	19,401	1,408	20,809	2,468	(597)	1,871
f) Deferred tax liabilities	1,099	205	1,304	1,538	802	2,340	(439)	(597)	(1,036)
g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$20,770	$606	$21,376	$17,863	$606	$18,469	$2,907	$—	$2,907

	12/31/2016			12/31/2015			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total
Admission calculation components SSAP No. 101 (in thousands)
a) Federal income taxes paid in prior years recoverable through loss carrybacks	$20,770	$606	$21,376	$17,863	$606	$18,469	$2,907	$—	$2,907
b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from 2(a) above after application of the threshold limitation.(The lesser of (b)1 and (b)2 below)	—	—	—	—	—	—	—	—	—
1. Adjusted gross DTA expected to be realized following the balance sheet date	—	—	—	—	—	—	—	—	—
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	58,245	—	—	51,607	XXX	XXX	6,638
c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	1,099	205	1,304	1,538	802	2,340	(439)	(597)	(1,036)
d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$21,869	$811	$22,680	$19,401	$1,408	$20,809	$2,468	$(597)	$1,871

	2016	2015
(a) Ratio Percentage Used to Determine Recovery Period and Threshold Limitation Amount	893%	839%
(b) Amount Of Adjusted Capital And Surplus Used To Determine The Threshold Limitation In (b)2 Above (in thousands)	$388,298	$344,049

	12/31/2016		12/31/2015		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital
Impact of Tax Planning Strategies: (dollars in thousands)
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted gross DTAs amount from note 10A1(c)	$64,247	$7,021	$60,872	$7,522	$3,375	$(501)
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%
Net admitted adjusted gross DTAs amount from note 10A1(e)	$21,869	$811	$19,401	$1,408	$2,468	$(597)
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

B-88	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The Company does not have deferred tax liabilities that are not recognized.

The Company does not use reinsurance in its tax-planning strategies.

Current income taxes incurred consist of the following major components (in thousands):

	12/31/2016	12/31/2015	12/31/2014
Current income tax:
Federal income tax expense	$12,302	$4,198	$7,074
Foreign taxes	—	—	—
Subtotal	$12,302	$4,198	$7,074
Federal income taxes expense on net capital gains	1,019	649	1,322
Other	1	424	(362)
Federal and foreign income tax expense	$13,322	$5,271	$8,034

	12/31/2016	12/31/2015	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$12,792	$16,993	$(4,201)
Deferred acquisition costs	50,060	41,602	8,458
Unauthorized reinsurance	1,089	1,721	(632)
Receivables—non-admitted	59	271	(212)
Other (including items < 5% of total ordinary tax assets)	247	285	(38)
Subtotal	$64,247	$60,872	$3,375
Non-admitted	42,378	41,471	907
Admitted ordinary deferred tax assets	$21,869	$19,401	$2,468

Capital:
Investments	$7,021	$7,522	$(501)
Net capital loss carry-forward	—	—	—
Subtotal	$7,021	$7,522	$(501)
Statutory valuation allowance adjustment	—	—	—
Non-admitted	6,210	6,114	96
Admitted capital deferred tax assets	811	1,408	(597)
Admitted deferred tax assets	$22,680	$20,809	$1,871

Deferred tax liabilities:
Ordinary:
Investments	$490	$1,219	$(729)
Tax reserve weakening	302	319	(17)
IHA tax accounting method change	247	—	247
Guarantee fund assessments	60	—	60
Capital:
Investments	205	802	(597)
Deferred tax liabilities	$1,304	$2,340	$(1,036)

Net admitted deferred tax:
Assets/Liabilities	$21,376	$18,469	$2,907

Intelligent Variable Annuity ∎ Statement of Additional Information	B-89

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2016, are as follows (dollars in thousands):

Description	Amount	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$17,285	$6,050	35.00%
Dividends received deduction	(573)	(201)	(1.16)
SAGIC—ordinary income & capital gains	9,293	3,252	18.82
Amortization of interest maintenance reserve	(138)	(48)	(0.28)
Other permanent differences	29	10	0.06
Liability for unauthorized reinsurance	1,803	631	3.65
Prior year true-up	(824)	(287)	(1.67)
Other	16	5	0.03
Total	$26,891	$9,412	54.45%

Federal and foreign income tax incurred		$13,322	77.07%
Change in net deferred income tax charge (benefit)		(3,910)	(22.62)
Total statutory income taxes		$9,412	54.45%

At December 31, 2016, the Company had no net operating loss carry forwards or capital loss carry forwards.

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total
2014	$6,314	$2,228	$8,542
2015	4,839	—	4,839
2016	12,302	1,019	13,321
Total	$23,455	$3,247	$26,702

There were no deposits reported as admitted assets under IRC Section 6603.

The Company files a consolidated federal income tax return with its parent, TIAA and its affiliates:

1) 730 Texas Forest Holdings, Inc.

2) Covariance Capital Management, Inc.

3) GreenWood Resources, Inc.

4) JWL Properties, Inc.

5) MyVest Advisors Corporation

6) MyVest Corporation

7) ND Properties, Inc.

8) NIS/R&T, Inc. f/k/a Nuveen Investment Solutions, Inc.*

9) Nuveen Holdings, Inc.*

10) Nuveen Holdings I, Inc. *

11) Nuveen Investments, Inc.*

12) Nuveen Investments Advisers Inc.*

13) Nuveen Investments Holdings, Inc.*

14) Nuveen Securities, LLC*

15) Oleum Holding Company, Inc.

16) T-C Europe Holdings, Inc.

17) T-C SP, Inc.

18) T-Investment Properties Corp.

19) TCT Holdings, Inc.

20) Teachers Advisors, Inc.

21) Teachers Insurance and Annuity Association of America

22) Teachers Personal Investors Service, Inc.

23) Terra Land Company

24) TIAA Asset Management Finance Company, LLC*

B-90	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

25) TIAA Board of Overseers

26) TIAA-CREF Tuition Financing, Inc.

27) TIAA-CREF Trust Company, FSB

28) Westchester Group Asset Management, Inc.

29) Westchester Group Farm Management, Inc.

30) Westchester Group Investment Management, Inc.

31) Westchester Group Investment Management Holding Company, Inc

32) Westchester Group Real Estate, Inc.

All consolidating companies, excluding those denoted with an asterisk (*) above, participate in a tax sharing agreement under the following criteria. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies included in this agreement are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings I, Inc (“Nuveen”) makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year. However, in the event the TIAA consolidated group owes Alternative Minimum Tax (“AMT”) in a given year, Nuveen will pay or receive reimbursements for its allocable share of tax, in an amount equal to the ratio that its standalone AMT liability bears to that of the consolidated group’s liability.

The Company had no federal or foreign income tax loss contingencies as determined in accordance with SSAP No. 5R with the modifications provided in SSAP No. 101 for which it is reasonably possible that the total liability will significantly increase within 12 months of the reporting date.

The Company’s tax years 2010 through 2016 are open to examination by the IRS.

Note 12—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 (“AG43”) for variable annuity products and Actuarial Guideline 33 for all other products.

The Company has established policy reserves on deferred and payout annuity contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP. The excess above the minimum is as follows:

	12/31/2016	12/31/2015
Additional Reserves for:
Deferred and payout annuity contracts issued after 2000	$844	$995

Based on the asset adequacy and AG43 analysis, the Company maintains additional reserve at the level of $30,231 thousand and $45,000 thousand for 2016 and 2015, respectively. On this basis, the Company determined that the Company’s reserves are sufficient to meet its obligations.

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves are sufficient to meet its obligations.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-91

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Withdrawal characteristics of annuity actuarial reserves and deposit-type contracts at December 31 are as follows (dollars in thousands):

	2016
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	$36,920	$—	$36,920	0.4%
At fair value	—	3,256,023	1,981,257	5,237,280	55.4%
Total with market value adjustment or at fair value	$—	$3,292,943	$1,981,257	$5,274,200	55.8%
At book value without adjustment (minimal or no charge or adjustment)	4,031,272	—	—	4,031,272	42.7%
Not subject to discretionary withdrawal	141,499	450	—	141,949	1.5%
Total (gross)	$4,172,771	$3,293,393	$1,981,257	$9,447,421	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$4,172,771	$3,293,393	$1,981,257	$9,447,421

	2015
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
With market value adjustment	$—	$38,417	$—	$38,417	0.4%
At fair value	—	3,275,936	1,684,752	4,960,688	56.2
Total with market value adjustment or at fair value	$—	$3,314,353	$1,684,752	$4,999,105	56.6%
At book value without adjustment (minimal or no charge or adjustment)	3,711,463	—	—	3,711,463	41.9
Not subject to discretionary withdrawal	137,010	—	—	137,010	1.5
Total (gross)	$3,848,473	$3,314,353	$1,684,752	$8,847,578	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$3,848,473	$3,314,353	$1,684,752	$8,847,578

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table or 2001 CSO Table and interest rates of 3.5% through 4.5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at 4.0%.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and are set equal to a percentage of reserves. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company has no policies where the surrender values were in excess of the legally computed reserves as of December 31, 2016 or 2015. The Company has $38,707,215 thousand and $35,813,998 thousand of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2016 and 2015, respectively. Premium deficiency reserves related to the above insurance total $15,934 thousand and $15,604 thousand at December 31, 2016 and 2015, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

B-92	Statement of Additional Information ∎ Intelligent Variable Annuity

concluded

Note 13—reinsurance

Reinsurance transactions included in the statutory—basis statements of operations within “Insurance and annuity premiums and other considerations” are as follows (in thousands):

	Years Ended December 31,
	2016	2015	2014
Direct premiums	$815,562	$842,146	$802,560
Ceded premiums	(119,979)	(125,754)	(125,096)
Net premiums	$695,583	$716,392	$677,464

The major lines in the accompanying financial statements that were reduced by the effect of these reinsurance agreements include (in thousands):

	2016	2015	2014
Reinsurance ceded:
Insurance and annuity premiums and other considerations	$119,979	$125,754	$125,096
Policy and contract benefits	30,724	22,708	29,940
Increase in policy and contract reserves	34,154	36,514	39,000
Reserves for life and health, annuities and deposit-type contracts	546,888	512,734	476,220

Note 14—capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus (deficit) increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2016	2015
Change in net unrealized capital gains (losses)	$(281)	$290
Change in asset valuation reserve	(7,183)	(6,338)
Change in net deferred federal income tax	3,910	16,437
Change in non-admitted assets	(2,044)	(19,293)
Change in liability for reinsurance of unauthorized companies	1,803	3,199
Change in surplus of separate accounts	(1,601)	3,441
Surplus paid in	50,000	50,000

During 2016 and 2015, TIAA contributed $50,000 thousand in capital to the Company to support continued business growth.

As of December 31, 2016 and 2015, the portion of unassigned surplus (deficit) represented by cumulative net unrealized gains was $775 thousand and $1,057 thousand, gross of deferred taxes, respectively.

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company generally has not paid dividends to its shareholder.

Note 15—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; Federal regulators, including the SEC and Federal governmental authorities. The Company cooperates in these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 16—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 27, 2017, the date the financial statements were available to be issued.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-93

B-94	Statement of Additional Information ∎ Intelligent Variable Annuity

Report of independent auditors

To the Board of Trustees of Teachers Insurance and Annuity Association of America

We have audited the accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America, which comprise the statutory-basis statements of admitted assets, liabilities and capital and contingency reserves as of December 31, 2016 and 2015, and the related statutory-basis statements of operations and changes in capital and contingency reserves, and of cash flows for each of the three years in the period ended December 31, 2016.

Management’s responsibility for the financial statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ responsibility

Our responsibility is to express an opinion on the statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the statutory-basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2016 and 2015, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2016.

Opinion on statutory basis of accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and contingency reserves of the Company as of December 31, 2016 and 2015, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2016, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 20, 2017

Intelligent Variable Annuity ∎ Statement of Additional Information	B-95

Statutory–basis statements of admitted assets, liabilities and capital and contingency reserves

Teachers Insurance and Annuity Association of America

	December 31,
(in millions)	2016	2015

ADMITTED ASSETS
Bonds	$185,216	$181,247
Preferred stocks	170	195
Common stocks	3,391	3,076
Mortgage loans	21,101	19,046
Real estate	2,230	1,938
Cash, cash equivalents and short-term investments	605	533
Contract loans	1,587	1,591
Derivatives	526	268
Securities lending collateral assets	649	827
Other long-term investments	27,512	25,998
Investment income due and accrued	1,787	1,765
Net deferred federal income tax asset	3,208	3,209
Other assets	703	504
Separate account assets	33,757	29,897
Total admitted assets	$282,442	$270,094

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES
Liabilities
Reserves for life and health insurance, annuities and deposit-type contracts	$201,447	$194,057
Dividends due to policyholders	1,932	1,908
Interest maintenance reserve	1,706	1,927
Federal income taxes payable	22	19
Asset valuation reserve	4,167	3,910
Derivatives	62	42
Payable for collateral for securities loaned	649	827
Other liabilities	3,137	2,786
Separate account liabilities	33,737	29,883
Total liabilities	246,859	235,359

Capital and Contingency Reserves
Capital (2,500 shares of $1,000 par value common stock issued and outstanding and $550,000 paid-in capital)	3	3
Surplus notes	4,000	4,000
Contingency reserves:
For investment losses, annuity and insurance mortality, and other risks	31,580	30,732
Total capital and contingency reserves	35,583	34,735
Total liabilities, capital and contingency reserves	$282,442	$270,094

B-96	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory–basis statements of operations

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2016	2015	2014

REVENUES
Insurance and annuity premiums and other considerations	$16,595	$13,659	$12,910
Annuity dividend additions	1,970	1,574	1,783
Net investment income	11,907	11,335	11,253
Other revenue	325	289	251
Total revenues	$30,797	$26,857	$26,197

BENEFITS AND EXPENSES
Policy and contract benefits	$14,385	$14,575	$13,992
Dividends to policyholders	3,813	3,334	3,589
Increase in policy and contract reserves	7,461	3,922	3,927
Net operating expenses	1,620	1,643	1,689
Net transfers to separate accounts	1,851	1,725	1,676
Total benefits and expenses	$29,130	$25,199	$24,873

Income before federal income taxes and net realized capital gains (losses)	$1,667	$1,658	$1,324
Federal income tax expense (benefit)	16	(83)	(37)
Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(161)	(487)	(377)
Net income	$1,490	$1,254	$984

Intelligent Variable Annuity ∎ Statement of Additional Information	B-97

Statutory–basis statements of changes in capital and contingency reserves

Teachers Insurance and Annuity Association of America

(in millions)	Capital Stock and Additional Paid-in Capital	Surplus Notes	Contingency Reserves	Total
Balance, December 31, 2013	$3	$2,000	$28,776	$30,779
Net income	—	—	984	984
Change in net unrealized capital gains on investments	—	—	337	337
Change in asset valuation reserve	—	—	(387)	(387)
Change in net deferred income tax	—	—	(447)	(447)
Change in post-retirement benefit liability	—	—	60	60
Change in non-admitted assets:
Deferred federal income tax asset	—	—	579	579
Other assets	—	—	15	15
Issuance of surplus notes	—	2,000	—	2,000
Balance, December 31, 2014	$3	$4,000	$29,917	$33,920

Net income	—	—	1,254	1,254
Change in net unrealized capital losses on investments	—	—	(1,433)	(1,433)
Change in asset valuation reserve	—	—	1,110	1,110
Change in net deferred income tax	—	—	(160)	(160)
Change in post-retirement benefit liability	—	—	1	1
Change in non-admitted assets:
Deferred federal income tax asset	—	—	147	147
Other assets	—	—	(104)	(104)
Balance, December 31, 2015	$3	$4,000	$30,732	$34,735

Net income	—	—	1,490	1,490
Change in net unrealized capital losses on investments	—	—	(481)	(481)
Change in asset valuation reserve	—	—	(257)	(257)
Change in net deferred income tax	—	—	(272)	(272)
Change in post-retirement benefit liability	—	—	4	4
Change in non-admitted assets:
Deferred federal income tax asset	—	—	271	271
Other assets	—	—	93	93
Balance, December 31, 2016	$3	$4,000	$31,580	$35,583

B-98	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2016	2015	2014

CASH FROM OPERATIONS
Insurance and annuity premiums and other considerations	$16,599	$13,666	$12,914
Net investment income	11,324	10,776	10,742
Miscellaneous income	317	281	249
Total receipts	28,240	24,723	23,905
Policy and contract benefits	14,449	14,211	13,736
Operating expenses	1,560	1,756	1,561
Dividends paid to policyholders	1,819	1,794	1,801
Federal income tax expense (benefit)	15	(108)	(32)
Net transfers to separate accounts	1,814	1,726	1,673
Total disbursements	19,657	19,379	18,739
Net cash from operations	8,583	5,344	5,166

CASH FROM INVESTMENTS
Proceeds from investments sold, matured, or repaid:
Bonds	25,064	22,145	24,289
Stocks	529	819	207
Mortgage loans and real estate	2,342	2,419	2,434
Other invested assets	2,314	2,624	2,473
Miscellaneous proceeds	622	333	365
Cost of investments acquired:
Bonds	28,844	23,440	23,043
Stocks	1,005	1,167	474
Mortgage loans and real estate	4,593	6,145	4,016
Other invested assets	4,457	4,047	8,665
Miscellaneous applications	191	254	703
Net cash used in investments	(8,219)	(6,713)	(7,133)

CASH FROM FINANCING AND OTHER
Issuance of surplus notes	—	—	2,000
Net deposits on deposit-type contracts funds	(7)	20	71
Other cash provided (applied)	(285)	340	76
Net cash from (used in) financing and other	(292)	360	2,147
NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	72	(1,009)	180
CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	533	1,542	1,362

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$605	$533	$1,542

Intelligent Variable Annuity ∎ Statement of Additional Information	B-99

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 1—organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a legal reserve life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Overseers (“Board of Overseers”), a not-for-profit corporation incorporated in the State of New York originally created for the purpose of holding the stock of TIAA.

The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and contingency reserves between NAIC SAP and the New York SAP annual statement filed with the Department. The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

			For the Years Ended December 31,
(in millions)	SSAP#	F/S Line	2016	2015	2014
Net income, New York SAP			$1,490	$1,254	$984
New York SAP prescribed practices:
Additional reserves for term conversions	51	Increase in policy and contract reserves	1	—	—
Net income, NAIC SAP			$1,491	$1,254	$984

Capital and contingency reserves, New York SAP			$35,583	$34,735	$33,920
Additional reserves for term conversions	51	Reserves for life and health insurance, annuities and deposit-type contracts	21	20	20
Capital and contingency reserves, NAIC SAP			$35,604	$34,755	$33,940

The Company’s risk based capital as of December 31, 2016 and December 31, 2015 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value under GAAP rather than at amortized cost under NAIC SAP;

•	Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

B-100	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

•	For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings under GAAP rather than as unrealized losses on impairments included in the Asset Valuation Reserve, which is a component of surplus under NAIC SAP;

•	Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings under GAAP rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•	Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary;

•	Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves;

•	The Asset Valuation Reserve (“AVR”) is eliminated as it is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•	The Interest Maintenance Reserve (“IMR”) is eliminated as it is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved;

•	Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued under GAAP rather than being expensed when incurred;

•	Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest under GAAP rather than being based on statutory mortality, morbidity and interest requirements;

•	Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•	Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, contracts that have any mortality and morbidity risk, regardless of significance, and contracts with life contingent annuity purchase rate guarantees are classified as insurance contracts and amounts received under these contracts are reported as revenue;

•	Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•	When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of other-than-temporary impairments, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-101

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Investments: Securities are accounted for as of the date the investments are purchased or sold (trade date). Private placement securities are recorded on the settlement date. Realized capital gains and losses on investment transactions are accounted for under the specific identification method. A realized loss is recorded when an impairment is considered to be other-than-temporary.

Bonds: Bonds are stated at amortized cost using the current effective interest method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value. Exchange Traded Funds identified in the Purposes and Procedures Manual of the NAIC Investment Analysis Office as qualifying for bond treatment are stated at cost.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost basis, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. The fair value of preferred stocks is determined using prices provided by third party pricing services or valuations from the NAIC. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus as an unrealized gain or loss. For common stocks without quoted market prices, fair value is estimated using independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Investments in wholly-owned subsidiaries are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus, and (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation allowance is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation allowance for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

B-102	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate and it is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded. The Company makes investments in commercial real estate directly, through wholly owned subsidiaries and through real estate limited partnerships. The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an impairment is required.

Other Long-term Investments: Other long-term investments primarily include investments in joint ventures, partnerships, and limited liability companies which are stated at cost, adjusted for the Company’s percentage of the most recent available financial statements based on the underlying U.S. GAAP, International Financial Reporting Standards or U.S. Tax basis equity, generally measured at fair value, as reflected on the respective entity’s financial statements.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the asset to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value, and the amount of the reduction is accounted for as a realized loss.

Investments in wholly-owned non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have a NAIC 1 rating designation.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments with original maturities of three months or less at the date of purchase and are stated at amortized cost.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Derivative Instruments: The Company has filed a Derivatives Use Plan with the Department. This plan details the Company’s derivative policy objectives, strategies, controls and any restrictions placed on various derivative types. The plan also specifies the procedures and systems that the Company has established to evaluate, monitor and report on the derivative portfolio in terms of valuation, hedge effectiveness and counterparty credit quality. The Company may use derivative instruments for hedging, income generation, or asset replication purposes.

Derivatives used by the Company may include swaps, forwards, futures or options.

The carrying value of a derivative position may be at cost or fair value, depending on the type of instrument and accounting status. Hedge accounting is applied for some foreign currency swaps that hedge fixed income investments carried at amortized cost. A currency translation adjustment computed at the spot rate is recorded for these foreign currency swaps as an unrealized gain or loss. The derivative component of a Replication (Synthetic Asset) Transaction (“RSAT”) is carried at unamortized premiums received or paid, adjusted for any impairments. The cash component of a RSAT is classified as a bond on the Company’s balance sheet and carried at amortized cost. Derivatives used in hedging transactions where hedge accounting is not being utilized are carried at fair value. The Company does not offset the carrying value amounts recognized for derivatives executed with the same counterparty under a netting agreement.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against

Intelligent Variable Annuity ∎ Statement of Additional Information	B-103

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws, are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate accounts are accounted for at fair value, except the TIAA Stable Value Separate Account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the balance sheet date. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the balance sheet date. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in millions):

	2016	2015	Change
Net deferred federal income tax asset	$7,030	$7,301	$(271)
Furniture and electronic data processing equipment	583	578	5
Other long-term investments	141	191	(50)
Receivable from parent, subsidiaries and affiliates	28	118	(90)
Other	227	185	42
Total	$8,009	$8,373	$(364)

Electronic Data Processing Equipment, Computer Software, Furniture and Equipment and Leasehold Improvements: Electronic data processing (“EDP”) equipment, computer software and furniture and equipment which qualify for capitalization are depreciated over the lesser of useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of useful life or 5 years or the remaining life of the lease, respectively.

At December 31, the accumulated depreciation on EDP equipment, computer software, furniture and equipment and leasehold improvements is as follows (in millions):

	2016	2015
EDP equipment and computer software	$1,588	$1,324
Furniture and equipment and leasehold improvements	$462	$448

At December 31, the related depreciation expenses are as follows (in millions):

	2016	2015	2014
EDP equipment and computer software	$149	$136	$122
Furniture and equipment and leasehold improvements	$7	$12	$8

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations.

B-104	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves are sufficient to meet its obligations.

Asset Valuation Reserve (“AVR”) and Interest Maintenance Reserve (“IMR”): Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Repurchase Agreement: Repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at a stated price on a specified date. Repurchase agreements are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet; the cash collateral received is reported on the balance sheet with an offsetting liability reported in “Other liabilities.”

Securities Lending Program: The Company has securities lending programs whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan. The cash collateral received is reported in “Securities lending collateral assets” with an offsetting collateral liability included in “Payable for collateral for securities loaned.” Securities lending income is recorded in the accompanying Statements of Operations in “Net investment income.”

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) in December of each year, and such dividends are credited to policyholders in the following calendar year. Dividends on pension annuity contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus. Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its includable insurance and non-insurance subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return. The tax allocation agreements are not applied to subsidiaries that are disregarded under federal tax law.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31 include the following (in millions):

	2016	2015	2014
Exchange/transfer/conversion/distribution of invested assets	$2,753	$4,302	$2,797
Capitalized interest	310	308	304
Total	$3,063	$4,610	$3,101

Intelligent Variable Annuity ∎ Statement of Additional Information	B-105

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Application of New Accounting Pronouncements:

In August 2016, the Statutory Accounting Principles Working Group adopted revisions to SSAP No. 51—Life Contracts to provide guidance on how to determine the change in valuation basis for Principle-based Reserving (‘PBR”). The revisions identify changes, which will be reflected as a change in valuation basis (e.g., changes in methodology and new CSO mortality tables), and “routine” changes as required by the methodology, which will not be reflected as a change in valuation basis (e.g., annual changes in assumptions required by the methodology). The initial application of PBR is not expected to result in a day one impact to surplus because the Valuation Manual requires a prospective application, or a three year phase-in, for policies issued on or after the January 1, 2017 operative date upon adoption. The Company is still evaluating the new guidance but does not anticipate a material impact on surplus.

Note 3—long-term bonds, preferred stocks, and unaffiliated common stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, is shown below (in millions):

	2016
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:
U.S. governments	$36,814	$3,107	$(79)	$39,842
All other governments	4,890	388	(59)	5,219
States, territories and possessions	715	70	(11)	774
Political subdivisions of states, territories, and possessions	816	35	(30)	821
Special revenue and special assessment, non-guaranteed agencies and government	16,612	1,034	(157)	17,489
Credit tenant loans	8,215	637	(71)	8,781
Industrial and miscellaneous	115,929	6,187	(1,359)	120,757
Hybrids	432	57	(17)	472
Parent, subsidiaries and affiliates	793	—	(7)	786
Total	$185,216	$11,515	$(1,790)	$194,941

	2015
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Bonds:		(in millions)
U.S. governments	$38,816	$3,876	$(63)	$42,629
All other governments	4,815	412	(103)	5,124
States, territories and possessions	715	63	(8)	770
Political subdivisions of states, territories, and possessions	720	32	(19)	733
Special revenue and special assessment, non-guaranteed agencies and government	17,397	1,261	(122)	18,536
Credit tenant loans	7,171	479	(60)	7,590
Industrial and miscellaneous	110,024	5,598	(2,522)	113,100
Hybrids	666	58	(15)	709
Parent, subsidiaries and affiliates	923	—	—	923
Total	$181,247	$11,779	$(2,912)	$190,114

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities it deems to have an OTTI in value during the period the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and ratings agencies; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain

B-106	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for structured and loan-backed securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds, Preferred Stocks and Unaffiliated Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities are in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2016
Loan-backed and structured bonds	$11,144	$(333)	$10,811	$2,457	$(137)	$2,320
All other bonds	28,164	(970)	27,194	4,182	(370)	3,812
Total bonds	$39,308	$(1,303)	$38,005	$6,639	$(507)	$6,132
Unaffiliated common stocks	177	(7)	170	118	(21)	97
Preferred stocks	—	—	—	—	—	—
Total bonds and stocks	$39,485	$(1,310)	$38,175	$6,757	$(528)	$6,229

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value
December 31, 2015
Loan-backed and structured bonds	$10,961	$(216)	$10,745	$3,320	$(192)	$3,128
All other bonds	33,040	(1,648)	31,392	6,482	(860)	5,622
Total bonds	$44,001	$(1,864)	$42,137	$9,802	$(1,052)	$8,750
Unaffiliated common stocks	297	(17)	280	14	(2)	12
Preferred stocks	10	(1)	9	—	—	—
Total bonds and stocks	$44,308	$(1,882)	$42,426	$9,816	$(1,054)	$8,762

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other–than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed, asset-backed, and bond exchange traded fund securities are shown separately in the table below, as they are not due at a single maturity date (in millions):

	December 31, 2016		December 31, 2015
	Book/ Adjusted Carrying Value	Estimated Fair Value	Book/ Adjusted Carrying Value	Estimated Fair Value
Due in one year or less	$2,741	$2,788	$3,642	$3,711
Due after one year through five years	21,217	22,309	18,613	19,544
Due after five years through ten years	42,787	43,657	40,593	40,503
Due after ten years	54,802	58,970	51,039	54,672
Subtotal	121,547	127,724	113,887	118,430
Residential mortgage-backed securities	35,063	37,514	39,379	42,485
Commercial mortgage-backed securities	10,685	10,857	10,669	10,831
Asset-backed securities	17,324	18,258	17,312	18,368
Exchange-traded funds	597	588	—	—
Subtotal	63,669	67,217	67,360	71,684
Total	$185,216	$194,941	$181,247	$190,114

Intelligent Variable Annuity ∎ Statement of Additional Information	B-107

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Bond Diversification: The following table presents the diversification of the carrying values of long-term bond investments at December 31. Loan-backed and structured securities issued by the U.S. government are included in residential mortgage-backed securities and asset-backed securities.

	2016	2015
Residential mortgage-backed securities	18.9%	21.7%
Manufacturing	11.4	11.2
Public utilities	9.8	9.6
Asset-backed securities	9.4	9.6
U.S. governments	8.6	8.7
Other	7.5	6.7
Finance and financial services	6.6	6.1
Services	6.6	5.4
Commercial mortgage-backed securities	5.8	5.9
Oil and gas	5.0	5.2
Revenue and special obligations	4.8	4.2
Communications	3.0	3.0
All other governments	2.6	2.7
Total	100.0%	100.0%

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (dollars in millions):

	2016		2015
NAIC 1 and 2	$168,741	91.1%	$167,506	92.4%
NAIC 3 through 6	16,475	8.9	13,741	7.6
Total	$185,216	100%	$181,247	100%

Sub-prime exposure: The following table presents the carrying value of the sub-prime residential mortgage-backed securities by investment grade as of December 31, (dollars in millions):

	2016		2015
NAIC 1 and 2	$1,918	98.3%	$2,316	97.4%
NAIC 3 through 6	34	1.7	61	2.6
Total	$1,952	100%	$2,377	100%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

For the years ended December 31, 2016 and 2015, the Company recognized OTTI on loan-back and structured securities of $21 million and $18 million, respectively.

Other Disclosures: The following table represents the carrying amount of bonds and stocks denominated in a foreign currency as of December 31, (in millions):

	2016	2015
Carrying amount of bonds and stocks denominated in foreign currency	$2,542	$2,175
Carrying amount of bonds and stocks denominated in foreign currency which are collateralized by real estate	$793	$923

Note 4—mortgage loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The composition of the mortgage loan portfolio as of December 31, is as follows (in millions):

Loan Type	2016	2015
Commercial loans	$18,003	$16,696
Mezzanine loans	1,741	1,486
Residential loans	1,357	864
Total	$21,101	$19,046

B-108	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The maximum and minimum lending rates for mortgage loans originated or purchased during 2016 and 2015 are as follows:

	2016		2015
Loan Type	Maximum	Minimum	Maximum	Minimum
Commercial loans	6.00%	3.03%	5.65%	3.50%
Mezzanine loans	6.26%	5.85%	5.52%	4.65%
Residential loans	4.63%	3.10%	4.88%	3.50%

The maximum percentage of any one loan to the value (“LTV”) of the property at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, originated or purchased during 2016 and 2015 are as follows:

	Maximum LTV
Loan Type	2016	2015
Commercial loans	69.7%	69.9%
Mezzanine loans	76.2%	65.1%
Residential loans	80.0%	80.0%

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values at December 31, 2016 and 2015 have been written down to net realizable values based upon independent appraisals of the collateral. For impaired mortgage loans where the impairments are deemed to be temporary, an allowance for credit losses is established.

Mortgage loans held for sale are written down to the current fair value of the loan. There are no held for sale mortgage loans as of December 31, 2016 or 2015.

Credit quality

For commercial mortgage loans, the primary credit quality indicators are the loan-to-value ratio, debt service coverage ratio and delinquency. Loan-to-value-ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. Debt service coverage compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated quarterly, with a portion of the loan portfolio updated annually. Delinquency is defined as a commercial mortgage loan which is past due. Commercial mortgage loans more than 30 days past due are considered delinquent.

For residential mortgage loans, the Company’s primary credit quality indicator is performance versus non-performance. The Company generally defines nonperforming residential mortgage loans as those that are 90 or more days past due and/or on non-accrual status. Generally, nonperforming residential loans have a higher risk of experiencing a credit loss. The Company has no residential mortgage loans which are non-performing as of December 31, 2016 or 2015.

The credit quality of commercial mortgage loans held-for-investment at December 31, are as follows (dollars in millions):

	Recorded Investment—Commercial
	Loan-to-value Ratios
	> 70%	< 70%	Total	% of Total
2016
Debt service coverage ratios:
Greater than 1.20x	$2,284	$15,795	$18,079	91.3%
Less than 1.20x	699	961	1,660	8.4
Construction	67	—	67	0.3
Total	$3,050	$16,756	$19,806	100.0%

2015
Debt service coverage ratios:
Greater than 1.20x	$1,081	$15,782	$16,863	92.5%
Less than 1.20x	227	1,059	1,286	7.0
Construction	90	—	90	0.5
Total	$1,398	$16,841	$18,239	100.0%

Intelligent Variable Annuity ∎ Statement of Additional Information	B-109

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Mortgage Loan Age Analysis: The following table sets forth an age analysis of mortgage loans as of December 31, (dollars in millions):

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
2016
Recorded investment
Current	$—	$—	$1,359	$—	$18,058	$1,748	$21,165
30-59 days past due	$—	$—	$1	$—	$—	$—	$1
2015
Recorded investment
Current	$—	$—	$865	$—	$16,748	$1,491	$19,104
30-59 days past due	$—	$—	$2	$—	$—	$—	$2

Mortgage Loan Diversification: The following tables set forth the mortgage loan portfolio by property type and geographic distribution as of December 31,

	Mortgage Loans by Property Type (Commercial & Residential):
	2016	2015
	% of Total	% of Total
Office buildings	32.3%	34.3%
Shopping centers	28.1	29.3
Apartments	13.8	12.6
Industrial buildings	13.6	13.9
Residential	6.4	4.5
Other—commercial	5.8	5.4
Total	100.0%	100.0%

	Mortgage Loans by Geographic Distribution:
	2016		2015
	% of Total		% of Total
	Commercial	Residential	Commercial	Residential
South Atlantic	26.5%	16.1%	23.3%	18.6%
Pacific	17.0	44.3	17.8	32.2
South Central	16.8	6.9	18.5	8.1
Middle Atlantic	16.3	14.1	18.2	20.0
North Central	11.2	3.1	8.4	5.4
New England	6.7	5.7	7.1	6.0
Other	5.5	9.8	6.7	9.7
Total	100.0%	100.0%	100.0%	100.0%

Regional classification is based on American Council of Life Insurers regional chart. See below for details of regions.

South Atlantic states are DE, DC, FL, GA, MD, NC, SC, VA and WV.

South Central states are AL, AR, KY, LA, MS, OK, TN and TX.

Middle Atlantic states are PA, NJ and NY.

Pacific states are AK, CA, HI, OR and WA.

North Central states are IA, IL, IN, KS, MI, MN, MO, NE, ND, OH, SD and WI.

New England states are CT, MA, ME, NH, RI and VT.

Other comprises investments in Mountain states (AZ, CO, ID, MT, NV, NM, UT, and WY), Australia, Canada and United Kingdom.

B-110	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Scheduled Mortgage Loan Maturities: At December 31, contractual maturities for mortgage loans are as follows (in millions):

	2016	2015
	Carrying Value	Carrying Value
Due in one year or less	$412	$1,191
Due after one year through five years	3,177	2,216
Due after five years through ten years	12,425	9,752
Due after ten years	5,087	5,887
Total	$21,101	$19,046

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed. There are no mortgage loans with interest more than 180 days past due at December 31, 2016 or 2015.

Mortgage loans of $43 million and $44 million at December 31, 2016 and 2015, respectively, represent the carrying value of amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates.

Note 5—real estate

At December 31, 2016 and 2015, the Company’s directly owned real estate investments, were carried net of third party mortgage encumbrances. There are no third party mortgage encumbrances as of December 31, 2016 or 2015.

The directly owned real estate portfolio is diversified by property type and geographic region based on carrying value at December 31, as follows:

	Directly Owned Real Estate by Property Type
	2016	2015
		% of Total

Industrial buildings	38.3%	42.0%
Office buildings	27.2	29.0
Apartments	18.8	8.0
Mixed-use projects	7.7	13.7
Retail	6.8	6.6
Land under development	1.2	0.7
Total	100.0%	100.0%

	Directly Owned Real Estate by Geographic Region
	2016	2015
	% of Total	% of Total
Pacific	60.9%	57.5%
South Atlantic	24.5	29.8
Middle Atlantic	7.9	4.9
North Central	4.6	5.4
South Central	2.1	2.4
Total	100.0%	100.0%

The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an adjustment is warranted.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-111

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 6—subsidiary, controlled and affiliated entities

The Company holds interests in subsidiary, controlled and affiliated (SCA) entities which are reported as common stock or other long-term investments. The carrying value of investments in SCA entities at December 31, are shown below (in millions):

	2016	2015
Net carrying value of the SCA entities
Reported as common stock	$2,080	$1,828
Reported as other long-term investments	20,666	19,111
Total net carrying value	$22,746	$20,939

The following tables provide information on the Company’s significant investment in a non-insurance SCA entity reported as common stock, as well as information received from the NAIC in response to the filing of the common stock investment as of December 31, (in millions):

		2016
SCA Entity		Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
ND Properties, Inc.		100%	$772	$772	$—

	2016
SCA Entity	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Resubmission Required Y/N
ND Properties, Inc.	Sub-2	11/4/2016	$2,150	Y	N

		2015
SCA Entity		Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount
ND Properties, Inc.		100%	$750	$750	$—

	2015
SCA Entity	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Resubmission Required Y/N
ND Properties, Inc.	Sub-2	9/2/2015	$1,968	Y	N

The Company held bonds of affiliates at December 31, 2016 and 2015 of $929 million and $954 million, respectively.

As of December 31, 2016 and 2015, no investment in a SCA entity exceeded 10% of the Company’s admitted assets, and the Company does not have any investment in foreign insurance subsidiaries.

For the years ended December 31, 2016, 2015 and 2014, the Company did not have any related party transactions which exceeded one-half of 1% of the Company’s admitted assets.

As of December 31, 2016 and 2015, the net amount due (to)/from SCA entities was $(255) million and $21 million, respectively. The net amounts are generally settled on a daily basis with the exception of several investment and operating SCA entities which settle on a monthly basis.

There are no guarantees or undertakings, written or otherwise, for the benefit of an affiliate or a related party that resulted in a material contingent exposure of the reporting entity’s or any related party’s assets or liabilities.

The Company holds investments in downstream non-insurance holding companies, which are valued by the Company utilizing the look-through approach as defined in SSAP 97. The financial statements for the downstream non-insurance holding companies are not audited and the Company has limited the value of its investment in these non-insurance holding companies to the value contained in the audited financial statements of the underlying investments and unamortized goodwill resulting from the statutory purchase method of accounting. All liabilities, commitments, contingencies, guarantees or obligations of these subsidiaries, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements.

B-112	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The Company’s carrying value in downstream non-insurance holding companies is $10,115 million and $9,763 million as of December 31, 2016 and 2015, respectively. Significant holdings as of December 31, are as follows (in millions):

	2016	2015
Subsidiary	Carrying Value	Carrying Value
TIAA Global Asset Management LLC*	$4,632	$4,783
TIAA Global Ag Holdco LLC	916	803
TIAA Super Regional Mall Member Sub LLC	782	647
TIAA Oil and Gas Investments, LLC	645	890
Occator Agricultural Properties, LLC	441	469
T-C Europe, LP	369	162
Infra Alpha LLC	312	226
TIAA Infrastructure Investments, LLC	289	382
TIAA-Stonepeak Investments I, LLC	268	237
T-C HV Member LLC	258	143
T-C Waterford Blue Lagoon LLC	202	192
T-C Lux Fund Holdings LLC	189	—
Other	812	829
Total	$10,115	$9,763

*	TIAA Global Asset Management, LLC (“TGAM”) was formerly known as TIAA Asset Management, LLC.

Note 7—other long-term investments

The components of the Company’s carrying value in other long term investments are (in millions):

	2016	2015
Affiliated other invested assets	$20,666	$19,111
Unaffiliated other invested assets	6,780	6,869
Other long-term assets	66	18
Total other long-term investments	$27,512	$25,998

As of December 31, 2016 and 2015, affiliated other invested assets consist primarily of investments through downstream legal entities in the following (in millions):

	2016	2015
Real estate	$5,258	$4,774
Operating subsidiaries and affiliates	4,762	4,951
Agriculture and timber	4,458	3,722
Securities	4,367	3,753
Energy and infrastructure	1,821	1,911
Total affiliated other invested assets	$20,666	$19,111

Of the $4,762 million of operating subsidiaries and affiliates as of December 31, 2016, $4,632 million is attributed to TGAM.

As of December 31, 2016 and 2015, unaffiliated other invested assets consist primarily of investments in joint ventures, partnerships and LLCs with interests in venture capital, leveraged buy-out funds and other equity investments.

The following table presents the OTTI recorded for the years ended December 31, (in millions) for other long-term investments for which the carrying value is not expected to be recovered:

	2016	2015	2014
OTTI	$384	$296	$302

The following table presents the carrying value for other long-term investments denominated in foreign currency for the years ended December 31, (in millions):

	2016	2015
Other long-term investments denominated in foreign currency	$1,765	$1,104

Intelligent Variable Annuity ∎ Statement of Additional Information	B-113

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 8—investments commitments

The outstanding obligation for future investments at December 31, 2016, is shown below by asset category (in millions):

	2017	In later years	Total Commitments
Bonds	$385	$187	$572
Stocks	69	73	142
Mortgage loans	765	—	765
Other long-term investments	1,563	3,430	4,993
Total	$2,782	$3,690	$6,472

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers, funding of stock commitments is contingent upon their continued favorable financial performance and the funding of commercial mortgage commitments is generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. The funding of residential mortgage loan commitments is contingent upon the loan meeting specified guidelines including property appraisal reviews and confirmation of borrower credit. For other long–term investments, primarily fund investments, there are scheduled capital calls that extend into future years.

Note 9—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in millions):

	2016	2015	2014
Bonds	$8,879	$8,823	$9,050
Stocks	146	76	34
Mortgage loans	937	846	787
Real estate	222	236	219
Derivatives	57	17	10
Other long-term investments	2,239	1,753	1,526
Cash, cash equivalents and short-term investments	6	3	2
Total gross investment income	12,486	11,754	11,628
Less investment expenses	(725)	(685)	(557)
Net investment income before amortization of IMR	11,761	11,069	11,071
Plus amortization of IMR	146	266	182
Net investment income	$11,907	$11,335	$11,253

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to OTTI for the years ended December 31, are as follows (in millions):

	2016	2015	2014
Bonds	$(204)	$(380)	$78
Stocks	16	(85)	(135)
Mortgage loans	(17)	14	22
Real estate	226	83	(1)
Derivatives	125	324	(19)
Other long-term investments	(358)	(320)	(291)
Cash, cash equivalents and short-term investments	(23)	(36)	(26)
Total before capital gains taxes and transfers to IMR	(235)	(400)	(372)
Transfers to IMR	74	(87)	(5)
Net realized capital losses less capital gains taxes, after transfers to IMR	$(161)	$(487)	$(377)

B-114	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31, (in millions):

	2016	2015	2014
Other-than-temporary impairments:
Bonds	$90	$274	$223
Stocks	46	284	158
Mortgage Loans	2	—	—
Other long-term investments	384	296	302
Total	$522	$854	$683

Information related to the sales of long term bonds are as follows for the years ended December 31, (in millions):

	2016	2015	2014
Proceeds from sales	$10,436	$6,249	$8,544
Gross gains on sales	$243	$120	$334
Gross losses on sales	$321	$58	$79

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process, the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 10—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using a discounted cash flow analysis, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

Intelligent Variable Annuity ∎ Statement of Additional Information	B-115

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2016 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3
Assets:
Bonds	$194,941	$185,216	$588	$190,710	$3,643
Common stock	1,311	1,311	788	—	523
Preferred stock	217	170	31	18	168
Mortgage loans	21,320	21,101	—	—	21,320
Derivatives	552	526	—	516	36
Contract loans	1,587	1,587	—	—	1,587
Separate account assets	33,756	33,757	9,623	4,665	19,468
Cash, cash equivalents & short term investments	605	605	432	35	138
Total	$254,289	$244,273	$11,462	$195,944	$46,883

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3
Liabilities:
Deposit-type contracts	$1,010	$1,010	$—	$—	$1,010
Separate account liabilities	33,737	33,737	—	—	33,737
Derivatives	77	62	—	77	—
Total	$34,824	$34,809	$—	$77	$34,747

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy at December 31, 2015 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3
Assets:
Bonds	$190,114	$181,247	$—	$186,381	$3,733
Common stock	1,248	1,248	742	4	502
Preferred stock	212	195	14	92	106
Mortgage loans	19,567	19,046	—	—	19,567
Derivatives	276	268	—	268	8
Contract loans	1,591	1,591	—	—	1,591
Separate account assets	29,896	29,897	7,975	4,600	17,321
Cash, cash equivalents & short term investments	533	533	490	12	31
Total	$243,437	$234,025	$9,221	$191,357	$42,859

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3
Liabilities:
Deposit-type contracts	$994	$994	$—	$—	$994
Separate account liabilities	29,883	29,883	—	—	29,883
Derivatives	49	42	—	49	—
Total	$30,926	$30,919	$—	$49	$30,877

B-116	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The estimated fair values of the financial instruments presented above are determined by the Company using market information available as of December 31, 2016 and 2015. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could realize in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies, exchange listed equities, and public real estate investment trusts.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Common stocks included in Level 2 include those which are traded in an inactive market or for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, interest rate swaps and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Separate account assets in Level 2 consist principally of short term government agency notes and commercial paper.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Estimated fair value for privately traded equity securities are principally determined using valuation and discounted cash flow models that require a substantial level of judgment.

Separate account assets classified as Level 3 primarily include directly owned real estate properties, real estate joint ventures and real estate limited partnerships. Directly owned real estate properties are valued on a quarterly basis based on independent third party appraisals. Real estate joint venture interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable and other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Real estate limited partnership interests are valued based on the most recent net asset value of the partnership.

Separate account liabilities and deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-117

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value as of December 31, (in millions):

	2016
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
Industrial and miscellaneous	$—	$130	$28	$158
Total bonds	$—	$130	$28	$158
Common stock
Industrial and miscellaneous	$788	$—	$523	$1,311
Total common stocks	$788	$—	$523	$1,311
Derivatives
Interest rate contracts	$—	$4	$—	$4
Foreign exchange contracts	—	453	—	453
Total derivatives	$—	$457	$—	$457
Separate accounts assets	$9,601	$4,054	$19,468	$33,123
Total assets at fair value	$10,389	$4,641	$20,019	$35,049

Liabilities at fair value:
Derivatives
Foreign exchange contracts	$—	$37	$—	$37
Credit default swaps	—	11	—	11
Total liabilities at fair value	$—	$48	$—	$48

	2015
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Bonds
Industrial and miscellaneous	$—	$23	$33	$56
Total bonds	$—	$23	$33	$56
Common stock
Industrial and miscellaneous	$742	$4	$502	$1,248
Total common stocks	$742	$4	$502	$1,248
Preferred stock	$—	$—	$9	$9
Derivatives
Interest rate contracts	$—	$8	$—	$8
Foreign exchange contracts	—	248	—	248
Total derivatives	$—	$256	$—	$256
Separate accounts assets	$7,957	$4,207	$17,321	$29,485
Total assets at fair value	$8,699	$4,490	$17,865	$31,054

Liabilities at fair value:
Derivatives
Foreign exchange contracts	$—	$15	$—	$15
Credit default swaps	—	14	—	14
Total liabilities at fair value	$—	$29	$—	$29

Transfers between Level 1 and Level 2

Periodically, the Company has transfers between Level 1 and Level 2 due to the availability of quoted prices for identical assets in active markets at the measurement date. The Company’s policy is to recognize transfers between levels as of the actual date of the event or change in circumstances that caused the transfer.

As of December 31, 2016 and 2015 the Company had no transfers between Level 1 and Level 2 of the fair value hierarchy.

B-118	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2016 (in millions):

	Beginning Balance at 1/1/2016	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances (Sales)	Settlements	Ending Balance at 12/31/2016
Bonds	$33	$29	[a]	$(36)[c]	$—	$4	$—	$—	$(2)	28
Common stock	502	4	[b]	—	(2)	18	135	(123)	(11)	523
Preferred stock	9	—		(10)[d]	—	1	—	—	—	—
Separate account assets	17,321	—		—	(2)	572	1,708	(217)	86	19,468
Total	$17,865	$33		$(46)	$(4)	$595	$1,843	$(340)	$73	$20,019

a	The Company transferred bonds into Level 3 that were measured and reported at fair value.
b	The Company transferred common stocks into Level 3 due to the lack of observable market data used in the valuation of these securities.
c	The Company transferred bonds out of Level 3 that were not measured and reported at fair value.
d	The Company transferred preferred stocks out of Level 3 that were no longer measured and reported at fair value.

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2015 (in millions):

	Beginning Balance at 1/1/2015	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances (Sales)	Settlements	Ending Balance at 12/31/2015
Bonds	$15	$46	[a]	$(43)[d]	$(20)	$28	$8	$—	$(1)	$33
Common stock	527	3	[b]	(113)[e]	(3)	(7)	108	(10)	(3)	502
Preferred stock	—	9	[c]	—	—	—	—	—	—	9
Separate account assets	14,264	—		—	(26)	1,151	2,342	(643)	233	17,321
Total	$14,806	$58		$(156)	$(49)	$1,172	$2,458	$(653)	$229	$17,865

a	The Company transferred bonds into Level 3 that were measured and reported at fair value.
b	The Company transferred common stocks into Level 3 due to the lack of observable market data used in the valuation of these securities.
c	The Company transferred preferred stocks into Level 3 that were measured and reported at fair value.
d	The Company transferred bonds out of Level 3 that were not measured and reported at fair value.
e	The Company transferred common stocks out of Level 3 due to the availability of observable market data used in the valuation of these securities.

The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Quantitative information regarding level 3 fair value measurements

The following table provides quantitative information on significant unobservable inputs (Level 3) used in the fair value measurement of assets that are measured and reported at fair value at December 31, 2016 (dollars in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Fixed maturity securities:
RMBS	$2	Discounted cash flow	Discount rate	5.5%–9.3%	6.7%
		Market Comparable	Credit analysis/market comparable	$92.50	$92.50
CMBS	$4	Market Comparable	Credit analysis/market comparable	$91.47	$91.47
Corporate and other bonds	$22	Discounted cash flow	Discount rate	11.8%	11.8%
Equity securities:
Common stock[1]	$523	Market comparable	EBITDA multiple	7.3x–13.3x	10.4x
		Equity method	Book value multiple	1.0x	1.0x

[1]	Included in Level 3 Common Stock is the Company’s holdings in FHLB of NY’s stock as described in Note 20—FHLBNY Membership and Borrowings. As prescribed in the FHLB of NY’s capital plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased, or transferred at par value. Since there is not an observable market for the FHLB of NY stock, these securities have been classified as Level 3.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-119

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Separate account assets:
Real estate properties and real estate joint ventures	$21,504
Office properties		Income approach—discounted cash flow	Discount rate	5.5%–8.3%	6.5%
			Terminal capitalization rate	4.3%–7.3%	5.5%
		Income approach—direct capitalization	Overall capitalization rate	3.8%–7.0%	4.7%
Industrial properties		Income approach—discounted cash flow	Discount rate	5.7%–8.7%	6.7%
			Terminal capitalization rate	4.8%–8.0%	5.6%
		Income approach—direct capitalization	Overall capitalization rate	4.0%–7.5%	5.0%
Residential properties		Income approach—discounted cash flow	Discount rate	5.3%–7.3%	6.2%
			Terminal capitalization rate	3.8%–6.0%	4.8%
		Income approach—direct capitalization	Overall capitalization rate	3.3%–5.5%	4.2%
Retail properties		Income approach—discounted cash flow	Discount rate	5.0%–10.4%	6.4%
			Terminal capitalization rate	4.3%–8.5%	5.2%
		Income approach—direct capitalization	Overall capitalization rate	3.9%–8.3%	4.7%

Separate account real estate assets include the values of the related mortgage loans payable in the table below.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Mortgage loans payable	$(2,332)
Office and industrial properties		Discounted cash flow	Loan to value ratio	35.7%–71%	43.4%
			Equivalency rate	3.7%–4.7%	3.9%
		Net present value	Loan to value ratio	35.7%–71%	43.4%
			Weighted average cost of capital risk premium multiple	1.2–1.6	1.3
Residential properties		Discounted cash flow	Loan to value ratio	29.5%–61.2%	41.4%
			Equivalency rate	2.9%–3.6%	3.3%
		Net present value	Loan to value ratio	29.5%–61.2%	41.4%
			Weighted average cost of capital risk premium multiple	1.2–1.5	1.3
Retail properties		Discounted cash flow	Loan to value ratio	18.3%–51.6%	31.3%
			Equivalency rate	2.9%–4%	3.5%
		Net present value	Loan to value ratio	18.3%–51.6%	31.3%
			Weighted average cost of capital risk premium multiple	1.1–1.3	1.2

Separate account real estate assets include the values of the related loan receivable in the table below.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Loans receivable	$296
Office, retail and storage properties		Discounted cash flow	Loan to value ratio	55.6%–79.2%	75.8%
			Equivalency rate	4.2%–8.3%	6.3%

Additional qualitative information on fair valuation process

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. The procedures and framework for fair value methodologies are approved by the TIAA Valuation Committee. The Risk Management Valuation group is responsible for the determination of fair value in accordance with the procedures and framework approved by the TIAA Valuation Committee.

Risk Management Valuation (1) compares price changes between periods to current market conditions, (2) compares trade prices of securities to fair value estimates, (3) compares prices from multiple pricing sources, and (4) performs ongoing vendor due diligence to confirm that independent pricing services use market-based parameters for valuation. Internal and vendor valuation methodologies are reviewed on an ongoing basis and revised as necessary based on changing market conditions to ensure values represent a reasonable exit price.

B-120	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Markets in which the Company’s fixed income securities trade are monitored by surveying the Company’s traders. Risk Management Valuation determines if liquidity is active enough to support a Level 2 classification. Use of independent non-binding broker quotations may indicate a lack of liquidity or the general lack of transparency in the process to develop these price estimates, causing them to be considered Level 3.

Level 3 equity investments generally include private equity co-investments along with general and limited partnership interests. Values are derived by the general partners. The partners generally fair value these instruments based on projected net earnings, earnings before interest, taxes depreciation and amortization, discounted cash flow, public or private market transactions, or valuations of comparable companies. When using market comparable, certain adjustments may be made for differences between the reference comparable and the investment, such as liquidity. Investments may also be valued at cost for a period of time after an acquisition, as the best indication of fair value. With respect to real property investments in TIAA’s Real Estate Account, each property is appraised, and each mortgage loan is valued, at least once every calendar quarter. Each property is appraised by an independent, third party appraiser, reviewed by the Company’s internal appraisal staff and as applicable, the Real Estate Account’s independent fiduciary. Any differences in the conclusions of the Company’s internal appraisal staff and the independent appraiser are reviewed by the independent fiduciary, who will make a final determination. The independent fiduciary was appointed by a special subcommittee of the Investment Committee of TIAA Board of Trustees to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Real Estate Account.

Mortgage loans payable are valued internally by the Risk Management Valuation group, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market.

The loans receivable are valued internally by the Risk Management Valuation group, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the liquidity for loans of similar characteristics, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral) and the credit quality of the counterparty. The Real Estate Account continues to use the revised value after valuation adjustments for the loan receivable to calculate the Account’s daily net asset value until the next valuation review.

Note 11—restricted assets

The following tables provide information on the amounts and nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31, (dollars in millions):

	2016
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted ( 5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$649	$—	$104	$—	$753	$853	$(100)	$—	$753	0.259%	0.266%
FHLB capital stock	101	—	—	—	101	96	5	—	101	0.035%	0.036%
On deposit with states	18	—	—	—	18	6	12	—	18	0.006%	0.006%
Pledged as collateral not captured in other categories	79	—	—	—	79	14	65	—	79	0.027%	0.028%
Other restricted assets	521	—	46	—	567	231	336	—	567	0.195%	0.201%
Total restricted assets	$1,368	$—	$150	$—	$1,518	$1,200	$318	$—	$1,518	0.522%	0.537%

Intelligent Variable Annuity ∎ Statement of Additional Information	B-121

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2015
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Collateral held under security lending agreements	$827	$—	$26	$—	$853	$639	$214	$—	$853	0.306%	0.316%
FHLB capital stock	96	—	—	—	96	—	96	—	96	0.035%	0.036%
On deposit with states	6	—	—	—	6	7	(1)	—	6	0.002%	0.002%
Pledged as collateral not captured in other categories	14	—	—	—	14	30	(16)	—	14	0.005%	0.005%
Other restricted assets	180	—	51	—	231	176	55	—	231	0.083%	0.086%
Total restricted assets	$1,123	$—	$77	$—	$1,200	$852	$348	$—	$1,200	0.431%	0.445%

The pledged as collateral not captured in other categories represents derivative collateral the Company has pledged. The other restricted assets represents derivative collateral received within the general account and real estate deposits held within separate accounts.

The following tables provide the collateral received and reflected as assets by the Company and the recognized obligation to return collateral assets as of December 31, (dollars in millions):

	2016
Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	BACV to Total Assets (Admitted and Nonadmitted)	BACV to Total Admitted Assets
Cash, cash equivalents and short-term investments	$521	$521	0.18%	0.18%
Securities lending collateral assets	649	649	0.22%	0.23%
Total collateral assets	$1,170	$1,170	0.40%	0.41%

	2016
	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral assets	$1,170	0.55%

	2015
Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	BACV to Total Assets (Admitted and Nonadmitted)	BACV to Total Admitted Assets
Cash, cash equivalents and short-term investments	$180	$180	0.06%	0.07%
Securities lending collateral assets	827	827	0.30%	0.31%
Total collateral assets	$1,007	$1,007	0.36%	0.38%

	2015
	Amount	% of Liability to Total Liabilities
Recognized obligation to return collateral assets	$1,007	0.49%

Note 12—derivative financial instruments

The Company uses derivative instruments for economic hedging, income generation, and asset replication purposes. The Company does not engage in derivative financial instrument transactions for speculative purposes. Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market (“OTC”). The Company’s OTC derivative transactions are cleared and settled through central clearing counterparties (“OTC-cleared”) or through bilateral contracts with other counterparties (“OTC-bilateral”). Should an OTC-bilateral counterparty fail to perform its obligations under

B-122	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

contractual terms, the Company may be exposed to credit-related losses. The current credit exposure of the Company’s derivatives is limited to the net positive fair value of derivatives at the reporting date, after taking into consideration the existence of netting agreements and any collateral received. All of the credit exposure for the Company from OTC-bilateral contracts is with investment grade counterparties. The Company also monitors its counterparty credit quality on an ongoing basis. The NAIC has also adopted disclosure requirements included within Accounting Standards Codification 815, “Derivatives and Hedging” (“ASC 815”) and Accounting Standards Codification 460, “Guarantees” (“ASC 460”), for annual audited statements in accordance with guidelines provided by the Statutory Accounting Principles Working Group.

Collateral: The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each derivative counterparty relating to over-the-counter transactions. In addition to the ISDA agreement, Credit Support Annexes (“CSA”), which are bilateral collateral agreements, are put in place with thirteen of the Company’s seventeen derivative OTC-bilateral counterparties. The CSAs allow the Company’s mark-to-market exposure to a counterparty to be collateralized by the posting of cash or highly liquid U.S. government securities. The Company also exchanges cash and securities margin for derivatives traded through a central clearinghouse. As of December 31, 2016, counterparties pledged the following collateral to the Company, (in millions):

Cash collateral	$521
Securities collateral	$21

The Company must also post collateral or margin to the extent its net position with a given counterparty or clearinghouse is at a loss relative to the counterparty. As of December 31, 2016, the Company pledged the following collateral or margin to its counterparties, (in millions):

Cash collateral or margin	$24
Securities collateral or margin	$64

The amount of accounting loss the Company will incur if any party to the derivative contract fails completely to perform according to the terms of the contract and the collateral or other security, if any, for the amount due proved to be of no value to the Company is equal to the gross asset value of all derivative contracts which, as of December 31, 2016, is $552 million.

Contingent Features: Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating falls below the specified minimum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination requires immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features in a liability position on December 31, 2016 is $27 million for which the Company posted collateral of $23 million in the normal course of business.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to both market and counterparty risk. The changes in the carrying value of foreign currency exchange rates are recognized as unrealized gains or losses. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value.

Foreign Currency Forward Contracts: The Company enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to both market and counterparty risk. The changes in the carrying value of foreign currency exchange rates are recognized as unrealized gains or losses. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value

Interest Rate Swap Contracts: The Company enters into interest rate swap contracts to hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. These contracts allow the Company to lock in a fixed interest rate and to transfer the risk of higher or lower interest rates. This type of derivative instrument may be traded OTC-cleared or OTC-bilateral, and the Company is exposed to both market and counterparty risk. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date. Net payments received and net payments made or accrued under interest rate swap contracts are included in net investment income. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-123

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Asset Swaps: The Company enters into an asset swap contract to exchange the cash flows of a fixed interest rate bond with a short duration for the cash flows of a fixed rate bond with a longer duration, or vice versa. The Company may also exchange the cash flows of a fixed interest rate bond for the cash flows of a variable rate bond, or vice versa. This type of derivative instrument is traded OTC-bilateral, and is exposed to both market and counterparty risk. These transactions may be held as stand-alone derivatives or in an RSAT position. Asset swaps held as stand-alone derivatives are carried and reported at fair value. Asset swaps used in replication transactions are carried at amortized cost with premiums recorded to investment income over the life of the contract.

Total Return Swaps: The Company enters into a total return swap contract to exchange a cash flow based on a fixed or variable rate in return for the total economic exposure of an underlying asset, which includes cash flows, credit risk and market risk, or vice versa. This type of derivative instrument is traded OTC-bilateral, and is exposed to both market and counterparty risk. These transactions may be held as stand-alone derivatives or in an RSAT position. Total return swaps held as stand-alone derivatives are carried and reported at fair value. Total return swaps used in replication transactions are carried at amortized cost with premiums recorded to investment income over the life of the contract.

Purchased Credit Default Swap Contracts: The Company uses credit default swaps to hedge against unexpected credit events on selective investments in the Company’s portfolio. This type of derivative is traded OTC-bilateral and is exposed to market, credit and counterparty risk. The premium payment to the counterparty on these contracts is expensed as incurred. Derivative instruments used in hedging transactions that do not qualify for hedge accounting treatment are accounted for at fair value.

Written Credit Default Swaps used in Replication Transactions: A replication synthetic asset transaction is a derivative transaction (the derivative component) established concurrently with another fixed income instrument (the cash component) in order to “replicate” the investment characteristics of another instrument (the reference entity). As part of a strategy to replicate desired credit exposure in conjunction with high-rated host securities, the Company writes or sells credit default swaps on either single name corporate credits or credit indices and provides credit default protection to the buyer. This type of derivative instrument is traded OTC-bilateral, and the Company is exposed to market, credit and counterparty risk. The carrying value of credit default swaps used in RSATs represents the unamortized premium received/(paid) for selling the default protection. This premium is amortized into investment income over the life of the swap. The Company has negligible counterparty credit risk with the buyer.

The table below illustrates the effect of unrealized and realized gains and losses from derivative instruments in the Statements of Operations. Instruments utilizing hedge accounting treatment are shown as Qualifying Hedge Relationships. Instruments that utilize fair value accounting are shown as Non-qualifying Hedge Relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than Hedging Purposes (in millions):

	December 31, 2016		December 31, 2015
Qualifying hedge relationships	Unrealized Gain (Loss) Recognized in Surplus	Gain (Loss) Recognized in Net Realized Capital Gain (Loss)	Unrealized Gain (Loss) Recognized in Surplus	Gain (Loss) Recognized in Net Realized Capital Gain (Loss)
Foreign currency swap contract	$(1)	$(1)	$45	$(1)
Non-qualifying hedge relationships
Foreign currency swaps	113	52	162	86
Foreign currency forwards	70	74	(77)	233
Interest rate contracts	(4)	—	(9)	4
Purchased credit default swaps	4	—	6	—
Total non-qualifying hedge relationships	$183	$126	$82	$323
Derivatives used for other than hedging purposes	—	—	—	2
Total derivatives	$182	$125	$127	$324

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration, or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative is represented by the notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by the Company may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by the Company to Counterparty and/or delivery of physical security by Counterparty to the Company.

2.	Notional amount payment by the Company to Counterparty net of contractual recovery fee.

B-124	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

3.	Notional amount payment by the Company to Counterparty net of auction determined recovery fee.

The Company will record an impairment (realized loss) on a derivative position if an existing condition or set of circumstances indicates there is a limited ability to recover an unrealized loss.

Information related to the credit quality of replication positions where credit default swaps have been sold by the Company on indexes, individual debt obligations of corporations and sovereign nations appears below. Index positions represent replications where credit default swaps have been sold by the Company on the Dow Jones North American Investment Grade Series of indexes (DJ.NA.IG). Each index is comprised of 125 liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. The Company writes contracts on the Dow Jones North American Investment Grade Index Series 26 and 27 (DJ.NA.IG.26 and DJ.NA.IG.27, respectively), whereby the Company is obligated to perform should there be a default on any reference entity in the index. The Company writes contracts on the “Super Senior” (60% to 100%) tranche of the Dow Jones North American Investment Grade Index Series 9 (DJ.NA.IG.9), whereby the Company is obligated to perform should the default rates of each index exceed 60%. The Company also writes contracts on the “Senior” (7% to 15%) tranche of the Dow Jones North American Investment Grade Index Series 25 and 27 (DJ.NA.IG.25 and DJ.NA.IG.27, respectively), whereby the Company is obligated to perform should the default rates of each index fall between 7%-15%. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount of the contracts. The values are listed in order of their NAIC Credit Designation, with a designation of 1 having the highest credit quality and designations of 4 or below having the lowest credit quality based on the underlying asset referenced by the credit default swap (in millions):

		December 31, 2016			December 31, 2015
	Referenced Credit Obligation	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity
RSAT NAIC Designation
1 Highest quality	Single name credit default swaps	$5	$—	2	$5	$—	3
	Credit default swaps on indices	5,957	67	4	2,568	8	2
	Subtotal	5,962	67	4	2,573	8	2
2 High quality	Single name credit default swaps	25	—	2	80	(1)	2
	Credit default swaps on indices	450	8	4	—	—	—
	Subtotal	475	8	4	80	(1)	2
3 Medium quality	Single name credit default swaps	40	6	4	30	6	6
	Credit default swaps on indices	—	—	—	—	—	—
	Subtotal	40	6	4	30	6	6
Total		$6,477	$81	4	$2,683	$13	2

The table below illustrates derivative asset and liability positions held by the Company, including notional amounts, carrying values and estimated fair values. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Hedging instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in Replication strategies are shown as Derivatives used for other than hedging Purposes. The fair value of derivative assets and liabilities appear in the Statements of Admitted Assets, Liabilities and Capital and Contingency Reserves (in millions):

		Summary of Derivative Positions
		December 31, 2016			December 31, 2015
Qualifying hedge relationships		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV
Foreign currency swap contracts	Assets	$70	$13	$15	$161	$11	$6
	Liabilities	168	(14)	(30)	84	(11)	(19)
Total qualifying hedge relationships		$238	$(1)	$(15)	$245	$— *	$(13)
Non-qualifying hedge relationships
Interest rate contracts	Assets	$109	$4	$4	$173	$8	$8
	Liabilities	—	—	—	—	—	—
Foreign currency swaps	Assets	3,193	363	363	2,710	227	227
	Liabilities	810	(36)	(36)	187	(14)	(14)

Intelligent Variable Annuity ∎ Statement of Additional Information	B-125

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

		Summary of Derivative Positions
		December 31, 2016			December 31, 2015
Qualifying hedge relationships		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV
Foreign currency forwards	Assets	$2,405	$91	$91	$831	$22	$22
	Liabilities	68	—	0	95	(2)	(2)
Purchased credit default swaps	Assets	0	—	—	10	—	—
	Liabilities	667	(11)	(11)	638	(14)	(14)
Total non-qualifying hedge relationships		$7,252	$411	$411	$4,644	$227	$227
Derivatives used for other-than-hedging purposes
Written credit default swaps	Assets	$6,437	$55	$80	$2,598	$—	$14
	Liabilities	40	(1)	—	85	(1)	(1)
Asset swaps and total return swaps	Assets	35	—	—	—	—	—
	Liabilities	—	—	—	—	—	—
Total derivatives used for other-than- hedging purposes		$6,512	$54	$80	$2,683	$(1)	$13
Total derivatives		$14,002	$464	$476	$7,572	$226	$227

*	Total less than $1 million

Note 13—separate accounts

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account established on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding after-tax variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 is registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Real Estate Separate Account (“REA” or “VA-2”) is a segregated investment account organized on February 22, 1995, under the insurance laws of the State of New York for the purpose of providing an investment option to TIAA’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. VA-2 is registered with the Commission under the Securities Act of 1933 effective October 2, 1995. VA-2’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities and other instruments easily converted to cash to maintain adequate liquidity.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 is registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

The TIAA Stable Value Separate Account (“TSV”) is an insulated, non-unitized separate account established on March 31, 2010 qualifying under New York Insurance Law 4240(a)(5)(ii). The Separate Account supports a flexible premium group deferred fixed annuity contract intended to be offered to employer sponsored retirement plans. The assets of this account are carried at book value.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference
TIAA Separate Account VA-1	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Real Estate Separate Account	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Separate Account VA-3	Variable Annuity	Section 4240 of the New York Insurance Law
TIAA Stable Value	Group Deferred Fixed Annuity	Section 4240(a)(5)(ii) of the New York Insurance Law

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

B-126	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The Company’s separate account statement includes legally insulated assets as of December 31 attributed to the following products (in millions):

Product	2016	2015
TIAA Real Estate Separate Account	$24,608	$22,563
TIAA Separate Account VA-1	963	953
TIAA Separate Account VA-3	7,551	5,969
TIAA Stable Value	635	412
Total	$33,757	$29,897

In accordance with the products recorded within the separate account, some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

The general account provides the Real Estate Separate Account with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. When the Real Estate Separate Account cannot fund participant requests, the general account will fund the requests by purchasing accumulation units in the Real Estate Separate Account. Under this agreement, the Company guarantees participants will be able to redeem their accumulation units at their accumulation unit value determined after the transfer or withdrawal request is received in good order.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in millions):

	2016
	Non-indexed Guarantee less than/equal to 4%		Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$280		$—	$4,491	$4,771
Reserves
For accounts with assets at:
Fair value	$—		$—	$32,811	$32,811
Amortized cost	614		—	—	614
Total reserves	$614		$—	$32,811	$33,425

By withdrawal characteristics:
Subject to discretionary withdrawal:
At book value without market value adjustment and with current surrender charge of 5% or less	$614	*	$—	$—	$614	*
At fair value	—		—	32,811	32,811
Total reserves	$614		$—	$32,811	$33,425

*	Withdrawable at book value without adjustment or charge.

	2015
	Non-indexed Guarantee less than/equal to 4%		Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$156		$—	$4,102	$4,258
Reserves
For accounts with assets at:
Fair value	$—		$—	$29,258	$29,258
Amortized cost	394		—	—	394
Total reserves	$394		$—	$29,258	$29,652

By withdrawal characteristics:
Subject to discretionary withdrawal:
At book value without market value adjustment and with current surrender charge of 5% or less	$394	*	$—	$—	$394	*
At fair value	—		—	29,258	29,258
Total reserves	$394		$—	$29,258	$29,652

*	Withdrawable at book value without adjustment or charge.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-127

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	2014
	Non-indexed Guarantee less than/equal to 4%		Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$129		$—	$3,562	$3,691
Reserves
For accounts with assets at:
Fair value	$—		$—	$26,065	$26,065
Amortized cost	302		—	—	302
Total reserves	$302		$—	$26,065	$26,367

By withdrawal characteristics:
Subject to discretionary withdrawal:
At book value without market value adjustment and with current surrender charge of 5% or less	$302	*	$—	$—	$302	*
At fair value	—		—	26,065	26,065
Total reserves	$302		$—	$26,065	$26,367

*	Withdrawable at book value without adjustment or charge.

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts for the years ended December 31, (in millions):

	2016	2015	2014
Transfers reported in the Summary of Operations of the Separate Accounts Statement:
Transfers to Separate Accounts	$5,092	$4,539	$3,944
Transfers from Separate Accounts	(3,241)	(2,814)	(2,268)
Reconciling Adjustments:
Fund transfer exchange gain (loss)	—	—	—
Transfers reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$1,851	$1,725	$1,676

Note 14—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products.

The Company has established policy reserves on deferred and payout annuity contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP. The excess above the minimum is as follows (in millions):

	12/31/2016	12/31/2015
Additional Reserves for:
Deferred and payout annuity contracts issued after 2000	$4,115	$4,109

The Company performed Asset Adequacy Analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves, and determined that its reserves are sufficient to meet its obligations.

For Ordinary and Collective Life Insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for the vast majority of issues on and after such date. Five-year renewable term policies issued on or after January 1, 1994 use the greater of unitary and segmented reserves, where each segment is equal to the term period. Annual Renewable Term policies and Cost of Living riders issued on and after January 1, 1994 uses the segmented reserves, where each segment is equal to one year in length.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and set equal to a percentage of paid claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

B-128	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. As of December 31, 2016 and 2015, the Company had $405 million and $460 million, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost are determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest is determined from the basic data.

Withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds for the years ended December 31, are as follows (dollars in millions):

	2016
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At fair value	$—	$—	$32,811	$32,811	14.0%
At book value without adjustment (minimal or no charge or adjustment)	53,544	614	—	54,158	23.2%
Not subject to discretionary withdrawal	146,757	—	—	146,757	62.8%
Total (gross)	$200,301	$614	$32,811	$233,726	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$200,301	$614	$32,811	$233,726

	2015
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal:
At fair value	$—	$—	$29,258	$29,258	13.2%
At book value without adjustment (minimal or no charge or adjustment)	49,721	394	—	50,115	22.5%
Not subject to discretionary withdrawal	143,104	—	—	143,104	64.3%
Total (gross)	$192,825	$394	$29,258	$222,477	100.0%

Reinsurance ceded	—	—	—	—
Total (net)	$192,825	$394	$29,258	$222,477

Note 15—management agreements

Under Cash Disbursement and Reimbursement Agreements, the Company serves as the common pay-agent for its subsidiaries and affiliates. Under management agreements, the Company provides investment advisory and administrative services for TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) and administrative services to the TIAA-CREF Trust Company FSB and VA-1. The Company allocated expenses of $2,080 million , $2,083 million and $1,990 million to its various subsidiaries and affiliates for the years ended December 31, 2016, 2015 and 2014, respectively.

The expense allocation process determines the portion of the total investment and operating expenses that is attributable to each legal entity and to each line of business within an entity. Every month the Company allocates incurred expenses to each line of business supported by the Company and its affiliated companies. As part of this allocation process, every department with personnel and every vendor related expense is allocated to lines of business based on defined allocation methodologies. These methodologies represent either shared or direct costs depending on the nature of the service provided. At the completion of the allocation process all expenses are assigned to a line of business and legal entity.

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization, are provided at-cost by the Company and two of its subsidiaries. Such services are provided in accordance with an Investment Management Services Agreement, dated as of January 2, 2008, between CREF and TIAA-CREF Investment Management, LLC (“Investment Management”), and in accordance with a Principal Underwriting and Distribution Services Agreement for CREF, dated as of January 1, 2009, between CREF and TIAA-CREF Individual and Institutional Services, LLC (“Services”). The Company also performs administrative services for CREF, on an at-cost basis. The management fees collected under these agreements and the

Intelligent Variable Annuity ∎ Statement of Additional Information	B-129

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

equivalent allocated expenses, which amounted to approximately $860 million, $971 million, and $981 million for the years ended December 31, 2016, 2015 and 2014, respectively, are not included in the statement of operations and have no effect on the Company’s operations.

Advisors provide investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. Teachers Personal Investors Services, Inc. (“TPIS”) and Services distribute variable annuity contracts for VA-1, REA and VA-3 as well as registered securities for certain proprietary funds and non-proprietary mutual funds.

All services necessary for the operation of REA are provided at-cost by the Company and Services. The Company provides investment management and administrative services for REA. Distribution services for REA are provided in accordance with a Distribution Agreement among Services, the Company and REA. The Company and Services receive fee payments from REA on a daily basis according to formulae established annually and adjusted periodically. The daily fee is based on an estimate of the at-cost expenses necessary to operate REA and is based on projected REA expense and asset levels, with the objective of keeping the fees as close as possible to actual expenses attributable to operating REA. At the end of each quarter, any differences between the daily fees paid and actual expenses for the quarter are added to or deducted from REA’s fee in equal daily installments over the remaining days in the immediately following quarter.

Note 16—federal income taxes

By charter, the Company is a stock life insurance company operating on a non-profit basis. However, the Company has been fully subject to federal income taxation as a stock life insurance company since January 1, 1998.

The application of SSAP No. 101 requires a company to evaluate the recoverability of deferred tax assets and to establish a valuation allowance if necessary to reduce the deferred tax asset to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on deferred tax assets at December 31, 2016 or December 31, 2015.

Components of the net deferred tax asset/(liability) are as follows (in millions):

(1)	12/31/2016			12/31/2015			Change
	(1) Ordinary	(2) Capital	(3) (Col. 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col. 4+5) Total	(7) (Col. 1–4) Ordinary	(8) (Col. 2–5) Capital	(9) (Col. 7+8) Total
a) Gross Deferred Tax Assets	$10,734	$621	$11,355	$11,051	$651	$11,702	$(317)	$(30)	$(347)
b) Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—
c) Adjusted Gross Deferred Tax Assets (a–b)	10,734	621	11,355	11,051	651	11,702	(317)	(30)	(347)
d) Deferred Tax Assets Non-admitted	7,030	—	7,030	7,301	—	7,301	(271)	—	(271)
e) Subtotal Net Admitted Deferred Tax Asset (c-d)	3,704	621	4,325	3,750	651	4,401	(46)	(30)	(76)
f) Deferred Tax Liabilities	135	982	1,117	200	992	1,192	(65)	(10)	(75)
g) Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) (e–f)	$3,569	$(361)	$3,208	$3,550	$(341)	$3,209	$19	$(20)	$(1)

(2)	12/31/2016			12/31/2015			Change
	(1) Ordinary	(2) Capital	(3) (Col. 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col. 4+5) Total	(7) (Col. 1–4) Ordinary	(8) (Col. 2–5) Capital	(9) (Col. 7+8) Total
Admission Calculation Components SSAP No. 101
a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b) Adjusted Gross DTA Expected To Be Realized (Excluding The Amount of DTA From 2(a) above After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below.)	$3,101	$107	$3,208	$3,122	$87	$3,209	$(21)	$20	$(1)
1. Adjusted Gross DTA Expected to be Realized Following the Balance Sheet Date	$3,101	$107	$3,208	$3,122	$87	$3,209	$(21)	$20	$(1)
2. Adjusted Gross DTA Allowed per Limitation Threshold	xxx	xxx	$4,851	xxx	xxx	$4,723	xxx	xxx	$128
c) Adjusted Gross DTA (Excluding The Amount Of DTA From (a) and (b) above) Offset by Gross DTL	$603	$514	$1,117	$628	$564	$1,192	$(25)	$(50)	$(75)
d) DTA Admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$3,704	$621	$4,325	$3,750	$651	$4,401	$(46)	$(30)	$(76)

B-130	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

	2016	2015
Ratio percentage used to determine recovery period and threshold limitation amount	990%	1,021%
Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in millions)	$32,343	$31,485

	12/31/2016		12/31/2015		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col. 1–3) Ordinary	(6) (Col. 2–4) Capital
Impact of Tax Planning Strategies: (dollars in millions)
Determination of adjusted gross DTAs and net admitted DTAs, by tax character as a percentage
Adjusted Gross DTAs Amount From Above	$10,734	$621	$11,051	$651	$(317)	$(30)
Percentage Of Adjusted Gross DTAs By Tax Character Attributable To The Impact Of Tax Planning Strategies	—%	—%	3.60%	—%	(3.60)%	—%
Net Admitted Adjusted Gross DTAs Amount From Above	$3,704	$621	$3,750	$651	$(46)	$(30)
Percentage Of Net Admitted Adjusted Gross DTAs By Tax Character Admitted Because Of The Impact Of Tax Planning Strategies	9.70%	—%	10.60%	—%	(0.90)%	—%

The Company does not have tax-planning strategies that include the use of reinsurance.

The Company has no temporary differences for which deferred tax liabilities are not recognized.

Income taxes incurred consist of the following major components (in millions):

	12/31/2016	12/31/2015	12/31/2014
1. Current Income Tax:
a) Federal income tax expense (benefit)	$(484)	$(603)	$(478)
b) Foreign taxes	—	—	—
c) Subtotal	$(484)	$(603)	$(478)
d) Federal income taxes expense on net capital gains	1,089	405	378
e) Generation/(utilization) of loss carry-forwards	(605)	198	100
f) Intercompany tax sharing expense/(benefit)	17	(83)	(37)
g) Other	(1)	—	—
h) Federal and foreign income taxes incurred	$16	$(83)	$(37)

	12/31/2016	12/31/2015	Change
2. Deferred Tax Assets:
(a) Ordinary:
1) Policyholder reserves	$248	$280	$(32)
2) Investments	1,564	1,091	473
3) Deferred acquisition costs	24	25	(1)
4) Policyholder dividends accrual	675	667	8
5) Fixed assets	387	326	61
6) Compensation and benefits accrual	253	217	36
7) Receivables – non-admitted	104	51	53
8) Net operating loss carry-forward	1,349	1,841	(492)
9) Tax credit carry-forward	42	77	(35)
10) Other (including items < 5% of total ordinary tax assets)	599	635	(36)
11) Intangible assets – business in force and software	5,489	5,841	(352)
Subtotal	$10,734	$11,051	$(317)
(b) Statutory valuation allowance adjustment	—	—	—
(c) Non-admitted	7,030	7,301	(271)
(d) Admitted ordinary deferred tax assets (2a-2b-2c)	$3,704	$3,750	$(46)

(e) Capital:
1) Investments	$621	$588	$33
2) Real estate	—	63	(63)
Subtotal	$621	$651	$(30)

Intelligent Variable Annuity ∎ Statement of Additional Information	B-131

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

	12/31/2016	12/31/2015	Change
(f) Statutory valuation allowance adjustment	—	—	—
(g) Non-admitted	—	—	—
(h) Admitted capital deferred tax assets(2e-2f-2g)	621	651	(30)
(i) Admitted deferred tax assets(2d+2h)	$4,325	$4,401	$(76)

	12/31/2016	12/31/2015	Change
3. Deferred Tax Liabilities:
(a) Ordinary:
1) Investments	$129	$200	$(71)
2) Other (including items < 5% of total ordinary tax liabilities)	6	—	6
Subtotal	$135	$200	$(65)
(b) Capital:
1) Investments	982	992	(10)
Subtotal	$982	$992	$(10)
(c) Deferred tax liabilities (3a+3b)	$1,117	$1,192	$(75)

4. Net Deferred Tax:
Assets/Liabilities (2i–3c)	$3,208	$3,209	$(1)

The provision for federal and foreign income taxes incurred differs from the amount obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2016 are as follows (dollars in millions):

Description	Amount	Tax Effect	Effective Tax Rate
Provision computed at statutory rate	$1,431	$501	35.00%
Dividends received deduction	(133)	(46)	(3.21)%
Amortization of interest maintenance reserve	(146)	(51)	(3.56)%
Statutory impairment of affiliated common stock	48	17	1.19%
Other permanent differences	15	5	0.34%
Prior year true-ups	(159)	(56)	(3.92)%
Current year deferred only adjustments	10	4	0.27%
Total statutory income taxes	$1,066	$374	26.11%

Federal and foreign income tax incurred (benefit) expense		$16	1.11%
Change in net deferred income tax charge (benefit)		271	18.93%
Tax effect of unrealized capital (loss) gain		87	6.07%
Total statutory income taxes		$374	26.11%

At December 31, 2016, the Company has net operating loss carry forwards expiring through the year 2030 (in millions):

Year Incurred	Operating Loss	Year of Expiration
2008	$741	2023
2012	2,028	2027
2014	368	2029
2015	717	2030
Total	$3,854

At December 31, 2016, the Company has no capital loss carry forwards.

At December 31, 2016, the Company has foreign tax credits of $32 million generated during the years 2011 to 2015 and expiring between 2021 and 2025.

At December 31, 2016, the Company has general business credits of $29 million generated during the years 2004 to 2015 and expiring between 2024 to 2035.

The Company did not incur federal income taxes expense for 2016 or preceding years that would be available for recoupment in the event of future net losses.

B-132	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The Company does not have any protective tax deposits on deposit with the Internal Revenue Service under IRC Section 6603.

Beginning in 1998, the Company filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in tax-sharing agreements. Under the general agreement, which applies to all of the below listed entities except those denoted with an asterisk (*), current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

1) 730 Texas Forest Holdings, Inc.

2) Covariance Capital Management, Inc.

3) GreenWood Resources, Inc.

4) JWL Properties, Inc.

5) MyVest Advisors Corporation

6) MyVest Corporation

7) ND Properties, Inc.

8) NIS/R&T, Inc. f/k/a Nuveen Investment Solutions, Inc.*

9) Nuveen Holdings, Inc.*

10) Nuveen Holdings I, Inc. *

11) Nuveen Investments, Inc.*

12) Nuveen Investments Advisers Inc.*

13) Nuveen Investments Holdings, Inc.*

14) Nuveen Securities, LLC*

15) Oleum Holding Company, Inc.

16) T-C Europe Holdings, Inc.

17) T-C SP, Inc.

18) T-Investment Properties Corp.

19) TCT Holdings, Inc.

20) Teachers Advisors, Inc.

21) Teachers Personal Investors Service, Inc.

22) Terra Land Company

23) TIAA-CREF Life Insurance Company

24) TIAA Asset Management Finance Company, LLC*

25) TIAA Board of Overseers

26) TIAA-CREF Tuition Financing, Inc.

27) TIAA-CREF Trust Company, FSB

28) Westchester Group Asset Management, Inc.

29) Westchester Group Farm Management, Inc.

30) Westchester Group Investment Management, Inc.

31) Westchester Group Investment Management Holding Company, Inc.

32) Westchester Group Real Estate, Inc.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings I, Inc. (“Nuveen”) makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year. However, in the event the TIAA consolidated group owes Alternative Minimum Tax (“AMT”) in a given year, Nuveen will pay or receive reimbursements for its allocable share of tax, in an amount equal to the ratio that its standalone AMT liability bears to that of the consolidated group’s liability.

Amounts receivable from/(payable to) the Company’s subsidiaries for federal income taxes are ($22) million and ($19) million at December 31, 2016 and 2015, respectively.

TIAA has no federal or foreign income tax loss contingencies as determined in accordance with SSAP No. 5R, with the modifications provided in SSAP No. 101, and there is no reasonable possibility that the total liability will significantly increase within 12 months of the reporting date.

The Company’s tax years 2010 through 2016 are open to examination by the IRS.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-133

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Note 17—pension plan and post-retirement benefits

The Company maintains a qualified, non-contributory defined contribution money purchase plan covering substantially all employees. All employee plan liabilities are fully funded through retirement annuity contracts. Contributions are made to each participant’s contract based on a percentage of salary, with the applicable percentage varying by attained age. All contributions are fully vested after three years of service. Forfeitures arising from terminations prior to vesting are used to reduce future employer contributions. The statements of operations include contributions to the plan of approximately $55 million, $53 million and $47 million for the years ended December 31, 2016, 2015 and 2014, respectively. This includes supplemental contributions made to company-owned annuity contracts under a non-qualified deferred compensation plan.

The Company previously provided pension benefits through an unfunded Supplemental Executive Retirement Plan (“SERP”) to certain select executives and any TIAA associate deemed eligible by the Board of Trustees. The SERP provided an annual retirement benefit payable at normal retirement. The obligations of the Company under the SERP are unfunded, unsecured promises to make future payments. As such, the plan has no assets. Contributions for a given period are equal to the benefit payments for that period. The benefit obligation and net periodic benefit cost of this plan for the years ended December 31, are as follows (in millions):

	SERP
	2016	2015	2014
Benefit obligation	$42	$44	$47
Net period benefit cost	$2	$2	$2

In addition to the defined contribution plan and SERP, the Company provides certain other post-retirement life and health insurance benefits to eligible retired employees who meet prescribed age and service requirements. The benefit obligation and net periodic benefit cost of this plan for the years ended December 31, are as follows (in millions):

	Post-retirement Benefits
	2016	2015	2014
Benefit obligation	$94	$104	$105
Net period benefit cost	$2	$4	$15

Note 18—reinsurance

Reinsurance transactions included in the statutory—basis statements of operations “Insurance and annuity premiums and other considerations” are as follows (in millions):

	Years Ended December 31,
	2016	2015	2014
Direct premiums	$16,608	$13,673	$12,925
Ceded premiums	(14)	(14)	(15)
Net premiums	$16,594	$13,659	$12,910

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Note 19—repurchase and securities lending programs

Repurchase Program

The Company has a repurchase program to sell and repurchase securities for the purposes of providing additional liquidity. For repurchase agreements, the Company’s policy requires a minimum of 95% of the fair value of securities transferred under repurchase agreements to be maintained as collateral.

As of December 31, 2016 and 2015, the Company had no outstanding repurchase agreements.

B-134	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Securities Lending Program

The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Company the next business day. Cash collateral received by the Company will generally be invested in high-quality short-term instruments or bank deposits.

As of December 31, 2016, the estimated fair value of the Company’s securities on loan under the program was $634 million. The estimated fair value of collateral held by the Company for the bonds on loan as of December 31, 2016, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $649 million included in “Payable for collateral for securities loaned”. This collateral received is cash and has not been sold or re-pledged as of December 31, 2016.

Of the cash collateral from the program, $394 million is held as cash as of December 31, 2016, with the remaining $255 million invested in overnight Treasury reverse repurchase agreements. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows (in millions):

	Amortized Cost	Fair Value
Open	$394	$394
30 Days or less	255	255
Total collateral reinvested	$649	$649

As of December 31, 2015 the estimated fair value of the Company’s securities on loan under the program was $808 million. The estimated fair value of collateral held by the Company for the bonds on loan as of December 31, 2015, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $827 million in “Payable for collateral for securities loaned.” This collateral received was cash and had not been sold or re-pledged as of December 31, 2015.

Of the cash collateral received from the program, $357 million was held as cash as of December 31, 2015, with the remaining $470 million invested in overnight Treasury reverse repurchase agreements. Thus, the collateral was liquid and could have been returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows (in millions):

	Amortized Cost	Fair Value
Open	$357	$357
30 Days or less	470	470
Total collateral reinvested	$827	$827

Note 20—federal home loan bank of new york membership and borrowings

The Company is a member of the Federal Home Loan Bank of New York (FHLBNY). Through its membership, the Company has the ability to conduct business activity (Advances) with the FHLBNY. It is part of the Company’s strategy to utilize these funds to provide additional liquidity to supplement existing sources, and can also be a source of contingent liquidity to meet other requirements. The Company is required to pledge collateral to the FHLBNY in the form of eligible securities for all advances received. The Company considers the amount of collateral pledged to the FHLBNY as the amount encumbered by advances from the FHLBNY at a point in time. The Company has determined the estimated maximum borrowing capacity as about $14,122 million. The Company calculated this amount using 5% of total net admitted assets at the current reporting date.

The following table shows the FHLBNY capital stock held as of December 31, 2016 (in millions):

	2016			2015
	Total	General Account	Separate Account	Total	General Account	Separate Account
Membership stock—class A	$—	$—	$—	$—	$—	$—
Membership stock—class B	101	101	—	96	96	—
Activity stock	—	—	—	—	—	—
Excess stock	—	—	—	—	—	—
Total	$101	$101	$—	$96	$96	$—

Intelligent Variable Annuity ∎ Statement of Additional Information	B-135

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

Membership stock at December 31, 2016 and 2015, is not eligible for redemption.

The following table shows the maximum collateral pledged to FHLBNY during the year ending December 31, 2016 (in millions):

	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral
General Account	$627	$521	$575
Separate Account	—	—	—
Total	$627	$521	$575

The following table shows the maximum borrowing from FHLBNY during the year ending December 31, 2016 (in millions):

	Total	General Account	Separate Account
Debt	$575	$575	$—
Funding Agreements	—	—	—
Other	—	—	—
Total	$575	$575	$—

The Company did not conduct borrowings from the FHLBNY for the year-ended December 31, 2015. Therefore, no collateral was pledged by the Company to the FHLBNY at any point during that year.

Note 21—capital and contingency reserves and shareholders’ dividends restrictions

The portion of contingency reserves represented or reduced by each item below for the years ended December 31 are as follows (in millions):

	2016	2015
Change in net unrealized capital gains (losses)	$(481)	$(1,433)
Change in asset valuation reserve	(257)	1,110
Change in net deferred income tax	(272)	(160)
Change in non-admitted assets	364	43
Change in post-retirement benefit liability	4	1

As of December 31, 2016 and 2015, the portion of contingency reserves represented by cumulative net unrealized gains was $1,787 million and $2,268 million, gross of deferred taxes, respectively.

Capital: The Company has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Overseers, a not-for-profit corporation created for the purpose of holding the common stock of the Company. By charter, the Company operates without profit to its sole shareholder.

Surplus Notes: The following table provides information related to the Company’s outstanding surplus notes as of December 31, 2016 (in millions):

Date Issued	Interest Rate	Par Value (Face Amount of Notes)	Carrying Value of Note	Interest Paid Year to Date	Principal and/or Interest Paid Inception to Date	Date of Maturity
12/16/2009	6.850%	$2,000	$2,000	$137	$959	12/16/2039
09/15/2014	4.900%	$1,650	$1,650	$81	$161	09/15/2044
09/15/2014	4.375%	$350	$350	$15	$30	09/15/2054

The instruments listed in the above table, are unsecured debt obligations of the type generally referred to as “surplus notes” and are issued in accordance with Section 1307 of the New York Insurance Law. The surplus notes are subordinated in right of payment to all present and future indebtedness, policy claims and other creditor claims of the Company and rank pari passu with any future surplus notes of the Company and with any other similarly subordinated obligations.

The notes were issued in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, and the notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company.

B-136	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

No subsidiary or affiliate of the Company is an obligor or guarantor of the notes, which are solely obligations of the Company. No affiliates of the Company hold any portion of the notes.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the notes are not part of the legal liabilities of the Company. The notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of the notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted Treasury rate plus 40 basis points, plus in each case, accrued and unpaid interest payments on the notes to be redeemed to the redemption date.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company has not paid dividends to its shareholder.

Note 22—contingencies and guarantees

Subsidiary and affiliate guarantees:

At December 31, 2016, the Company has a financial support agreement with TIAA-CREF Life. Under this agreement, the Company will provide support so TIAA-CREF Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA-CREF Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA-CREF Life’s financial strength rating at least the same as the Company’s rating at all times. Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. At December 31, 2016, the capital and surplus of TIAA-CREF Life Insurance Company was in excess of the minimum capital and surplus amount referenced, and its total adjusted capital was in excess of the referenced RBC-based amount calculated at December 31, 2016.

The Company has also agreed that it will cause TIAA-CREF Life to be sufficiently funded at all times in order to meet all its contractual obligations on a timely basis including, but not limited to, obligations to pay policy benefits and to provide policyholder services. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA-CREF Life with recourse to or against any of the assets of the Company.

Additionally, the Company has the following agreements and lines of credit with subsidiaries, affiliates, and other related parties:

Related to the 2014 acquisition of Nuveen Investments, TIAA Asset Management Finance Company, LLC, the Acquirer and an indirectly owned subsidiary of TIAA, recorded purchase related liabilities at a fair value of $308 million which could be payable according to facts and circumstances in 2017. As of December 31, 2016, the purchase related liabilities had a fair value of $342 million. The Company has agreed to fund these obligations in the event required payments to the Seller are not made by TIAA Asset Management Finance Company, LLC.

The Company provides a $100 million unsecured 364-day revolving line of credit arrangement with TIAA-CREF Life. This line has an expiration date of July 10, 2017. As of December 31, 2016, $30 million of this facility was maintained on a committed basis. During the period ending December 31, 2016, seventy-one draw-downs which totaled $172 million were made under this line of credit arrangement of which none were outstanding as of December 31, 2016.

The Company also provides a $100 million committed 364-day revolving line of credit arrangement with Nuveen Investments, Inc. This line has an expiration date of December 31, 2017. During the period ending December 31, 2016, there were no draw-downs made under this line of credit arrangement. This line was assigned to TIAA Global Asset Management, LLC effective January 1, 2017.

The Company also provides a $1,000 million uncommitted line of credit to certain accounts of College Retirement Equities Funds (“CREF”) and certain TIAA-CREF Funds (“Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. It is the intent of the Company, CREF and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $1,500 million committed credit facility maintained with a group of banks.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-137

Notes to statutory–basis financial statements

Teachers Insurance and Annuity Association of America

The Company guarantees CREF transfers to the Company for the immediate purchase of lifetime payout annuities will produce guaranteed payments that will never be less than the amounts calculated at the stipulated interest rate and mortality defined in the applicable CREF contract.

The Company provides a $300 million unsecured and uncommitted 364-day revolving line of credit arrangement with TIAA-CREF Trust Company, FSB. This line has an expiration date of September 13, 2017. During the period ending December 31, 2016, there was one draw-down made under this line of credit arrangement in the amount of $20 million, of which none was outstanding as of December 31, 2016.

The Company also provides a $23 million committed line of credit to TIAA Charitable Inc. This line has an expiration date of June 28, 2047. As of December 31, 2016, $23 million of this facility was maintained on a committed basis. During the period ending December 31, 2016, there were $4 million in draw-downs, which increased the total outstanding draw-downs made under this line of credit arrangement to $10 million.

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, TIAA’s general account will fund them by purchasing accumulation units. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at the accumulation unit value next determined after the transfer or withdrawal request is received in good order.

As of December 31, 2016, there are no outstanding liquidity units under the liquidity guarantee provided to REA by the Company.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Other contingencies:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of the Company or its subsidiaries. It is the Company management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas or other inquiries from state regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; Federal regulators, including the SEC; Federal governmental authorities; and the Financial Industry Regulatory Authority (“FINRA”) seeking a broad range of information. The Company cooperates in these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 23—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 20, 2017, the date the financial statements were available to be issued.

On August 8, 2016, the Company announced an agreement to acquire EverBank Financial Corp. (“EFC”), a consumer and commercial bank based in Florida with $27.4 billion in total assets. EFC offers a wide range of saving and lending products to consumers and businesses nationwide. This acquisition significantly expands TIAA’s investment in the banking and lending market and complements the company’s full suite of retirement, investment and advisory services available to help customers achieve financial well-being.

B-138	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

EFC’s common stockholders voted to approve the acquisition at a special meeting on November 9, 2016, and the Company received regulatory approval from the Office of the Comptroller of the Currency on March 13, 2017. The transaction remains subject to pending regulatory approval by the Board of Governors of the Federal Reserve System and is expected to close in the first half of 2017. Under the terms of the agreement, EFC stockholders will receive $19.50 per share in cash, with total EFC common and preferred stockholders’ payments of approximately $2.7 billion. A portion of the acquisition price may be financed by the issuance of surplus notes.

In accordance with statutory accounting principles, the transaction will be recorded as an admitted asset upon the closing of the acquisition.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-139

730 Third Avenue

New York, NY 10017-3206

A11525 (5/17)

C: OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: Not applicable

Part B: Includes all required financial statements of the Separate Account, TIAA-CREF Life Insurance Company and Teachers Insurance and Annuity Association of America.

(b)	Exhibits

(1)	Resolution of the Board of Directors of TIAA-CREF Life Insurance Company establishing TIAA-CREF Life Separate Account VA-1 (Registrant)[1]

(2)	None

(3) (A)	Distribution Agreement by and among TIAA-CREF Life, TIAA-CREF Life on behalf of the Registrant, and Teachers Personal Investors Services, Inc. (TPIS)[8]

(B)	Selling Agreement between TPIS and TIAA-CREF Individual and Institutional Services, Inc. and Amendment thereto[1]

(C)	Principal Underwriter Distribution Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts.(14)

(D)	Cash Disbursement and Reimbursement Agreement for the TIAA-CREF Life Insurance Company Unit Investment Trust Separate Accounts.(14)

(4) (A)	Form of Contract[9]

(B)	Endorsement for partial annuitization and maturity age[19]

(C)	Form of the Guaranteed Living withdrawal Benefit Rider[19]

(D)	Endorsement for Internal Revenue Code Section 72(s)[21]

(5)	Form of Application[19]

(6)

(A)	Charter of TIAA-CREF Life Insurance Company[2]

(B)	Bylaws of TIAA-CREF Life Insurance Company[2]

(7)	Reinsurance Agreement for Guaranteed Living Benefit[18]

(8)

(A)	Form of Participation/Distribution Agreement with TIAA-CREF Life Funds[2]
(B)	Form of Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares.[3]
(C)	Form of Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Service Shares.[3]
(D)	Form of Participation Agreement among TIAA-CREF Life, Calamos Advisors Trust, Calamos Advisors LLC, and Calamos Financial Services LLC with respect to Institutional Shares.[3]
(E)	Form of Participation Agreement among TIAA-CREF Life, Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Securities, Inc.[3]
(F)	Form of Participation Agreement among TIAA-CREF Life, Teachers Personal Investors Services, Inc., Franklin Templeton Variable Insurance Products Trust, and Franklin/Templeton Distributors, Inc.[3]
(G)	Form of Participation Agreement among TIAA-CREF Life, MFS Variable Insurance Trust, and Massachusetts Financial Services Company.[3]
(H)	Form of Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc.[3]
(I)	Form of Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC.[3]
(J)	Form of Participation Agreement among TIAA-CREF Life, Royce & Associates, LLC, and Royce Capital Fund.[3]
(K)	Form of Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P.[3]

(L)	Form of Participation Agreement among TIAA-CREF Life, Salomon Brothers Variable Series Fund Inc., and Legg Mason Investor Services, LLC.[3]
(M)	Form of Participation Agreement among TIAA-CREF Life, Greenwich Street Series Fund, and Legg Mason Investor Services, LLC.[3]
(N)	Form of Participation Agreement among TIAA-CREF Life, Columbia Wanger Asset Management, LLP, Columbia Management Distributors, Inc., and Wanger Advisors Trust.[3]
(O)	Form of Participation Agreement among TIAA-CREF Life, WM Variable Trust, and WM Funds Distributor, Inc.[3]
(P)	Form of Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC.[3]
(Q)	Form of Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA Life Insurance Company.[4]
(R)	Amendment to Participation and Distribution Agreement by and among TIAA-CREF Life, TIAA-CREF Life on behalf of the Registrant, and Teachers Personal Investors Services, Inc., dated as of October 19, 2004.[5]
(S)	Amendment to Participation and Distribution Agreement among TIAA-CREF Life Insurance Company, TIAA-CREF Life Funds, and Teachers Personal Investors Services, Inc., dated as of September 15, 2005.[6]
(T)	Form of Amendment to Fund Participation Agreement between Calamos Financial Services LLC and TIAA-CREF Life Insurance Company.[4]
(U)	Form of Amendment to Fund Participation Agreement by and between Delaware VIP Trust, Delaware Management Company, Delaware Distributors, L.P. and TIAA-CREF Life Insurance Company.[4]
(V)	Amendment to Participation Agreement by and among Legg Mason Investors Services, LLC, Legg Mason Partners Variable Equity Trust, and TIAA-CREF Life Insurance Company.[10]
(W)	Amendment to Participation Agreement by and among Legg Mason Investors Services, LLC, Legg Mason Partners Variable Income Trust, Legg Mason Partners Variable Equity Trust, and TIAA-CREF Life Insurance Company.[10]
(X)	Form of Amendment to Participation Agreement by and among Credit Suisse Trust, Credit Suisse Asset Management LLC, and Credit Suisse Asset Management Securities, Inc and TIAA-CREF Life Insurance Company.[4]
(Y)	Form of Fund/SERV and Networking Supplement to Participation Agreement by and among MFS Variable Insurance Trust and Massachusetts Financial Services Company.[4]
(Z)	Amendment to Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Institutional Shares, dated July 24, 2007.[10]
(AA)	Amendment to Participation Agreement between TIAA-CREF Life and Janus Aspen Series with respect to Service Shares, dated July 24, 2007.[10]
(AB)	Amendment to Participation Agreement among TIAA-CREF Life, Calamos Advisors Trust, Calamos Advisors LLC, and Calamos Financial Services LLC with respect to Institutional Shares, dated July 24, 2007.[10]
(AC)	Amendment to Participation Agreement among TIAA-CREF Life, Credit Suisse Trust, Credit Suisse Asset Management, LLC, and Credit Suisse Asset Management Securities, Inc., dated July 24, 2007.[10]
(AD1)	Form of Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company and Teachers Personal Investors Services, LLC, dated July 24, 2007.[9]
(AD2)	Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company dated August 1, 2007.[10]
(AE)	Amendment to Participation Agreement among TIAA-CREF Life, MFS Variable Insurance Trust, and Massachusetts Financial Services Company, dated July 1, 2007.[10]
(AF)	Amendment to Participation Agreement among TIAA-CREF Life, Neuberger Berman Advisers Management Trust, and Neuberger Berman Management, Inc., dated July 27, 2007.[10]
(AG)	Amendment to Participation Agreement among TIAA-CREF Life, PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC, dated July 24, 2007.[10]
(AH)	Amendment to Participation Agreement among TIAA-CREF Life, Royce & Associates, LLC, and Royce Capital Fund, dated July 24, 2007.[10]
(AI)	Amendment to Participation Agreement among TIAA-CREF Life, Delaware VIP Trust, Delaware Management Company, and Delaware Distributors, L.P., dated July 24, 2007.[10]
(AJ)	Form of Amendment to Participation Agreement among TIAA-CREF Life, Salomon Brothers Variable Series Fund Inc., and Legg Mason Investor Services, LLC, dated July 27, 2007.[9]
(AK)	Form of Amendment to Participation Agreement among TIAA-CREF Life, Greenwich Street Series Fund, and Legg Mason Investor Services, LLC, dated July 27, 2007.[9]
(AL)	Amendment to Participation Agreement among TIAA-CREF Life, Columbia Wanger Asset Management, LLP, Columbia Management Distributors, Inc., and Wanger Advisors Trust, dated July 24, 2007.[10]
(AM)	Amendment to Participation Agreement among TIAA-CREF Life, The Prudential Series Fund, Prudential Investments LLC, and Prudential Investment Management Services LLC, dated July 24, 2007.[10]

(AN)	Amendment to Participation Agreement between Principal Variable Contracts Fund, Inc., Principal Funds Distributor Inc. and TIAA-CREF Life Insurance Company, dated as of July 24, 2007.[10]
(AO)	Form of Shareholder Information Agreement between Credit Suisse Asset Management Securities, Inc. and TIAA-CREF Life Insurance Company.[4]
(AP)	Form of Shareholder Information Agreement between Delaware Service Company, Inc. Securities, Inc. and TIAA-CREF Life Insurance Company.[4]
(AQ)	Form of Shareholder Information Agreement between Neuberger Berman Management Inc. and TIAA-CREF Life Insurance Company.[4]
(AR)	Form of Shareholder Information Agreement between Prudential Investment Management Services LLC and TIAA-CREF Life Insurance Company.[4]
(AS)	Form of Shareholder Information Agreement between Royce Fund Services, Inc. and TIAA-CREF.[4]
(AT)	Form of Shareholder Information Agreement between Teachers Personal Investors Services, Inc. and TIAA-CREF Life Insurance Company.[7]
(AU)	Form of Shareholder Information Agreement between MFS Fund Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]
(AV)	Form of Shareholder Information Agreement between Allianz Global Investors Distributors LLC and TIAA-CREF Life Insurance Company.[4]
(AW)	Form Shareholder Information Agreement between Franklin Templeton Franklin/Templeton Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]
(AX)	Form of Amendment to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[4]
(AY)	Form of Amendment to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[4]
(AZ)	Distribution and Administrative Service Agreement between Neuberger Management Inc and TIAA-CREF Life Insurance Company.[4]
(BA)	Form of Administrative Services Agreement between Columbia Management Distributors, Inc. and TIAA-CREF Life Insurance Company.[4]
(BB)	Administrative Services Agreement between Credit Suisse Asset Management, LLC and TIAA-CREF Life Insurance Company.[4]
(BC)	Administrative Services Agreement by and between Franklin Templeton Services, LLC, and TIAA-CREF Life Insurance Company.[4]
(BD)	Administrative Services Agreement between Legg Mason Investor Services, LLC and TIAA-CREF Life Insurance Company.[4]
(BE)	Administrative Services Agreement between Janus Capital Management LLC and TIAA-CREF Life Insurance Company.[4]
(BF)	Distribution and Shareholder Services Agreement between Janus Distributors LLC and TIAA-CREF Life Insurance Company.[4]
(BG)	Administrative Services Agreement between Royce & Associates, LLC and TIAA-CREF Life Insurance Company.[10]
(BH)	Amendment No. 1 to the Administrative Services Agreement by and between Franklin Templeton Services, LLC, and TIAA-CREF Life Insurance Company.[10]
(BI)	Amendment No. 1 to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[10]
(BJ)	Amendment No. 1 to Administrative Services Agreement by and among Legg Mason Investors Services, LLC and TIAA-CREF Life Insurance Company.[10]
(BK)	Form of Administrative Services Agreement by and between McCamish Systems, LLC and TIAA-CREF Life Insurance Company.[11]
(BL)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the Separate Account.[11]
(BM)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and TIAA-CREF Life Insurance Company on behalf of the Separate Account.[11]
(BN)	Form of Participation Agreement among TIAA-CREF Life, ING Investors Trust, and ING Funds Distributor, LLC with respect to institutional shares.[12]
(BO)	Investment Advisory Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc[12]
(BP)	Administrative Services Agreement between TIAA-CREF Life Funds and Teachers Advisors, Inc[12]
(BQ)	Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (14)
(BR)	Form of Participation Agreement by and among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (15)
(BS)	Amendment to Fund Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., TIAA-CREF Life Insurance Company, and TIAA-CREF Institutional and Individual Services, LLC.(16)

(BT)	Amendment to Fund Participation Agreement between ING Investors Trust, ING Investments Distributor, LLC, and TIAA-CREF Life Insurance Company.(16)
(BU)	Amendment to Fund Participation Agreement between T. Rowe Price Associates, Inc. and TIAA-CREF Life Insurance Company. (16)
(BV)	Amendment to Fund Participation Agreement between T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc., and TIAA-CREF Life Insurance Company. (16)
(BW)	Amendment to Fund Participation Agreement between Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC and TIAA-CREF Life Insurance Company. (17)
(BX)	Amendment to Fund Participation Agreement between DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP, DFA Securities LLC and TIAA-CREF Life Insurance Company. (17)
(BY)	Amendment to Fund Participation Agreement between PIMCO Variable Insurance Trust and PIMCO Investments LLC and TIAA- CREF Life Insurance Company. (17)
(BZ)	Participation Agreement among the RBB Fund, Inc., Matson Money, Inc., Foreside Funds Distributors LLC, and TIAA-CREF Life Insurance Company.(19)
(CA)	Participation Agreement among TIAA-CREF Life Funds, Teachers Personal Investors Services, Inc., Teachers Advisors, Inc. and TIAA-CREF Life Insurance Company.(19)
(CB)	Participation Agreement among John Hancock Variable Insurance Trust, John Hancock Distributors LLC, and TIAA-CREF Life Insurance Company.(20)
(CC)	Amendment to Fund Participation Agreement among Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation, and TIAA-CREF Life Insurance Company.(20)
(CD)	Amendment to Fund Participation Agreement among T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Investment Services, Inc.and TIAA-CREF Life Insurance Company.(20)
(CE)	Amendment to Fund Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and TIAA-CREF Life Insurance Company.(20)
(CF)	Amendment to the Fund Participation Agreement among John Hancock Variable Insurance Fund, and TIAA-CREF Life Insurance Company. (22)
(CG)	Amended and Restated Underlying Fund Agreement among DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., the DFA Investment Trust Company, Dimensional Fund Advisors LP, and TIAA-CREF Life Insurance Company (23)
(9)	Legality Opinion and Consent of Ken Reitz, Esquire.*
(10)	(A) Written Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm*
(11)	None
(12)	None
(13)	(A) Powers of Attorney (21)

(B) Powers of Attorney (23)

[1]	Incorporated by reference to the initial filing of the Registration Statement on Form N-4, filed August 18, 1998 (File No. 333-61761 and 811-08963).
[2]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, filed January 31, 2002 (File No. 333-62162).
[3]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed March 9, 2006, (File Nos. 333-128699 and 811-10393).
[4]	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6, filed May 2, 2007 (File Nos. 333-128699 and 811-10393).
[5]	Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, filed May 3, 2005 (File Nos. 333-62162 and 811-10393).
[6]	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6, filed May 1, 2006 (File Nos. 333-128699 and 811-10393).
[7]	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, filed May 1, 2007 (File Nos. 333-46414 and 811-08963).
[8]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed December 9, 1998 (File Nos. 333-61761 and 811-08963).
[9]	Incorporated by reference to the initial filing of the Registration Statement on Form N-4, filed August 2, 2007 (File Nos. 333-145064 and 811-08963).
[10]	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed October 29, 2007 (File Nos. 333-145064 and 811-08963).
[11]	Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed April 18, 2008 (File Nos. 333-145064 and 811-08963).
[12]	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, filed on May 1, 2010 (File Nos 333-145064 and 811-08963).
[13]	Incorporated by reference to the Registration Statement on Form N-6, filed on January 31, 2012 (File Nos 333-179272 and 811-22659).

[14]	Incorporated by reference to the Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, filed on April 14, 2012 (File Nos 333-145064 and 811-08963).
[15]	Incorporated by reference to the Registration Statement on Form N-6, filed on August 3, 2012 (File Nos 333-183060 and 811-22659).
[16]	Incorporated by reference to the Post-Effective Amendment No. 9 to the Registration Statement on Form N-6, filed on April 24, 2013 (File Nos 333-128699 and 811-10393).
[17]	Incorporated by reference to the Post-Effective Amendment No. 10 to the Registration Statement on Form N-6, filed on February 7, 2014 (File Nos 333-128699 and 811-10393).
[18]	To be included by amendment to this registration.
[19]	Incorporated by reference to the Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, filed on February 28, 2014 (File Nos 333-145064 and 811-08963).
[20]	Incorporated by reference to the Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, filed on April 28, 2015 (File Nos 333-145064 811-08963)
[21]	Incorporated by reference to the Registration Statement on Form S-1 filed on March 23, 2016 (File No 333-210342)
[22]	Incorporated by reference to the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, filed on April 29, 2016 (File Nos 333-145064 811-08963)
[23]	Incorporated by reference to the Post-Effective Amendment No. 14 to the Registration Statement on Form N-6, filed on April 27, 2017 (File Nos 333-128699 and 811-10393).

*	Filed herewith.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Christopher J. Weyrauch	Director, Chairman, President and Chief Executive Officer
Rashmi Badwe	Director
Elizabeth D. Black	Director
Sue Collins	Director, Vice President
Eric T. Jones	Director
Meredith Kornreich	Director
Russell Noles	Director
Scot Parnell	Director
Christopher Van Buren	Director
Christopher Baraks	Vice President, Corporate Tax Controller
Elizabeth Debenedictis	Vice President, Distribution
Larkin W. Fields	Chief Financial Officer
Carol Fracasso	Vice President, Business Management
Jeff Grant	Managing Director, Head of TIAA Life
Jorge Gutierrez	Treasurer
Peter Pisapia	Chief Compliance Officer of the Separate Account
Todd Sagmoe	Vice President, Illustration Actuary
Ken Reitz	General Counsel
Wayne Smiley	Chief Compliance Officer
Cherita Thomas	Secretary

*	The principal business address for each officer and director is 730 Third Avenue, New York, New York 10017-3206

Item 26. Persons Controlled by or under Common Control with the Depositor or Registrant

The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the consolidated financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

Item 27. Number of Contractowners

As of March 1, 2017, there were no Owners of the Qualified Contracts and 7,792 Owners of the Non-Qualified Contracts.

Item 28. Indemnification

The TIAA-CREF Life bylaws provide that the TIAA-CREF Life Insurance Company will indemnify, in the manner and to the fullest extent permitted by law, each person made or threatened to be made a party to any action, suit or proceeding, whether or not by or in the right of the TIAA-CREF Life Insurance Company, and whether civil, criminal, administrative, investigative or otherwise, by reason of the fact that he or she or his or her testator or intestate is or was a director, officer or employee of the TIAA-CREF Life Insurance Company, or is or was serving at the request of the TIAA-CREF Life Insurance Company as director, officer or employee of any other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise, if such director, officer or employee acted, in good faith, for a purpose which he reasonably believed to be in, or in the case of service for any other corporation or any partnership, joint venture trust, employee benefit plan or other enterprise, not opposed to, the best interests of the TIAA-CREF Life Insurance Company and in criminal actions or proceedings, in addition, had no reasonable cause to believe his or her conduct was unlawful. To the fullest extent permitted by law such indemnification shall include judgments, fines, amounts paid in settlement, and reasonable expenses, including attorneys’ fees. No payment of indemnification, advance or allowance under the foregoing provisions shall be made unless a notice shall have been filed with the Superintendent of Insurance of the State of New York not less than thirty days prior to such payment specifying the persons to be paid, the amounts to be paid, the manner in which payment is authorized and the nature and status, at the time of such notice, of the litigation or threatened litigation.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Securities Act”) may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	Other Activity. TIAA-CREF Individual & Institutional Services, LLC (“TC Services”) acts as principal underwriter of the Policies as defined in the Investment Company Act of 1940, as amended. TC Services is also principal underwriter for TIAA-CREF Mutual Funds, TIAA-CREF Institutional Mutual Funds, TIAA-CREF Life Funds, and variable annuity contracts issued by TIAA-CREF Life Separate Account VA-1 and TIAA Separate Account VA-1.
(b)	Management.

Name and Principal Business Address*	Positions and Offices with Underwriter
Christopher J. Weyrauch	Chief Executive Officer, Chairman of the Board
Angela Kahrmann	President, Chief Operating Officer
Pamela Lewis Marlborough	Vice President, Chief Legal Officer, Assistant Secretary
Samuel Turvey	Chief Compliance Officer
Christy R. Lee Jorge Gutierrez	Chief Financial Officer, Controller Treasurer
Cherita Thomas	Secretary

*	The address of each Director and Officer is c/o TIAA-CREF Individual & Institutional Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c)	Compensation From the Registrant. None

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain 22 Kimberly Road East Brunswick, NJ 08816, 64 Leone Lane, Chester, New York, 10918, 11333 East 53 Street, Denver, CO 80239, State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, MO 64105, JPMorgan Chase Bank, 4 Chase Metrotech Center Brooklyn, NY 11245, and McCamish Systems LLC, Storage of Documents: Iron Mountain, 660 Distribution Drive, Atlanta, GA 30336, Storage of Electronic Date: Quality Technology Services, 300 Satellite Blvd, Suwanee, GA 30024.

Item 31. Management Services

Not applicable.

Item 32. Undertakings and Representations

(a) The Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) The Registrant undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication afixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) The Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under Form N-4 promptly upon written or oral request.

(d) TIAA-CREF Life represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA-CREF Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Life Separate Account VA-1 certifies that it meets the requirements of Securities Act of 1933 Rule 485(b) for effectiveness of this registration statement and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 27th of April, 2017.

TIAA-CREF LIFE SEPARATE ACCOUNT VA-1

BY: TIAA-CREF Life Insurance Company

(On behalf of the Registrant and itself)

By:	*
Christopher J.
Weyrauch President and Chief Executive
Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons on April 27, 2017, in the capacities indicated.

Signature	Title
*	President and Chief Executive Officer
Christopher J. Weyrauch
*	Chief Financial Officer
Larkin W. Fields	(Principal Financial and Accounting Officer)
*	Director
Christopher J. Weyrauch
*	Director
Rashmi Badwe
*	Director
Elizabeth D. Black
*	Director
Sue Collins
*	Director
Eric T. Jones
*	Director
Meredith Kornreich
*	Director
Russell Noles
*	Director
Scot Parnell
*	Director
Christopher Van Buren
*	Director

* Signed by Kenneth W. Reitz, Esq. as attorney-in-fact pursuant to a Power of Attorney effective: April 1, 2017

/s/ Kenneth W. Reitz
Kenneth W. Reitz, Esq. Attorney-in-fact

EXHIBIT INDEX

(9)	Legality Opinion and Consent of Ken Reitz, Esquire

(10)(A)	Written Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm